UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05555

                         Sanford C. Bernstein Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2004

                    Date of reporting period: March 31, 2004

ITEM 1.         REPORTS TO STOCKHOLDERS.

                     --------------------------------------
                         SANFORD C. BERNSTEIN FUND, INC.
                                       AND
                       SANFORD C. BERNSTEIN FUND II, INC.
                     --------------------------------------

                                                  SEMIANNUAL REPORT
                                                     MARCH 31, 2004

                                Fixed-Income &
                                               International-Equity
                                               Investments

================================================================================

 This publication is intended to be accompanied or preceded by a prospectus of the Sanford C. Bernstein Fund, Inc. or Sanford C. Bernstein Fund II, Inc., which should be read carefully before investing.

You may obtain a description of the Funds' proxy voting policies and procedures, without charge, upon request by visiting our web site at www.bernstein.com, or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling us at 212-756-4097.

================================================================================

Table of Contents

                             Portfolio Returns .............   2

                           To Our Shareholders .............   3

          Statements of Assets and Liabilities .............   6

                      Statements of Operations .............  14

           Statements of Changes in Net Assets .............  18

                          Financial Highlights .............  26

                 Notes to Financial Statements .............  40

                        Directors and Officers .............  62

================================================================================
Portfolio Returns(1)

                                                    TOTAL RETURNS            AVERAGE ANNUAL TOTAL RETURNS
                                                --------------------     ------------------------------------
                                                PAST SIX     PAST 12        PAST         PAST         SINCE
THROUGH MARCH 31, 2004                           MONTHS      MONTHS      FIVE YEARS    10 YEARS     INCEPTION      INCEPTION DATE
===================================================================================================================================
SANFORD C. BERNSTEIN FUND PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------------------
  Tax-Managed International(2,3)                 16.77%       54.14%         5.15%       7.21%         8.87%          June 22, 1992
      Pre-liquidation, after-tax                 16.54        53.83          4.45        5.71          7.52
      Post-liquidation, after-tax                11.27        35.68          4.17        5.44          7.09
-----------------------------------------------------------------------------------------------------------------------------------
  International(2,3)                             17.10        54.79            --          --          4.18          April 30, 1999
-----------------------------------------------------------------------------------------------------------------------------------
  Emerging Markets Value(2)                                                                                       December 15, 1995
      Before deduction of purchase and
      redemption fees (see note 2, page 4)       31.73        91.03         15.60          --          5.16
      After deduction of 2% purchase and
      2% redemption fees--both paid
      to the portfolio, not to Bernstein         26.51        83.47         14.67          --          4.65
-----------------------------------------------------------------------------------------------------------------------------------
  Intermediate Duration                           3.39         6.02          6.10        6.50          7.62        January 17, 1989
-----------------------------------------------------------------------------------------------------------------------------------
  Short Duration Plus                             1.52         2.94          5.26        5.42          6.26       December 12, 1988
-----------------------------------------------------------------------------------------------------------------------------------
  U.S. Government Short Duration                  1.28         1.97          5.05        5.18          5.96         January 3, 1989
-----------------------------------------------------------------------------------------------------------------------------------
  Short Duration Diversified Municipal            0.84         1.76          3.46          --          3.86         October 3, 1994
-----------------------------------------------------------------------------------------------------------------------------------
  Short Duration California Municipal             0.69         1.44          3.08          --          3.58         October 3, 1994
-----------------------------------------------------------------------------------------------------------------------------------
  Short Duration New York Municipal               0.76         1.79          3.17          --          3.60         October 3, 1994
-----------------------------------------------------------------------------------------------------------------------------------
  Diversified Municipal                           1.91         4.27          4.92        5.34          5.89         January 9, 1989
-----------------------------------------------------------------------------------------------------------------------------------
  California Municipal                            1.95         3.82          4.51        5.16          5.64          August 6, 1990
-----------------------------------------------------------------------------------------------------------------------------------
  New York Municipal                              1.82         4.23          4.80        5.31          5.93         January 9, 1989

SANFORD C. BERNSTEIN FUND II PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
  Intermediate Duration Institutional(4)          3.39%        6.20%           --          --          7.81%           May 17, 2002

LIPPER MUTUAL-FUND COMPOSITES(5)
-----------------------------------------------------------------------------------------------------------------------------------
  Foreign Stock Composite                        20.76%       53.10%         1.46%       4.71%
-----------------------------------------------------------------------------------------------------------------------------------
  Intermediate Bond Composite                     2.79         5.42          6.20        6.45
-----------------------------------------------------------------------------------------------------------------------------------
  Short-Term Bond Composite                       1.28         2.69          4.86        5.24
-----------------------------------------------------------------------------------------------------------------------------------
  Intermediate Municipal Composite                1.94         4.28          4.85        5.37
-----------------------------------------------------------------------------------------------------------------------------------
  Short-Term Municipal Composite                  0.67         2.00          3.40        3.90

MARKET BENCHMARKS
-----------------------------------------------------------------------------------------------------------------------------------
  Major Foreign Markets Index (MSCI EAFE)(6)     22.16%       57.54%         0.52%       4.55%
-----------------------------------------------------------------------------------------------------------------------------------
  MSCI Emerging Markets Index                    29.26        82.16         10.08        2.08
-----------------------------------------------------------------------------------------------------------------------------------
  Lipper Emerging Markets Index                  29.27        81.96         11.22          --
-----------------------------------------------------------------------------------------------------------------------------------
  Lehman Brothers Aggregate Bond Index            2.98         5.40          7.29        7.54
-----------------------------------------------------------------------------------------------------------------------------------
  Inflation (CPI)                                 1.68         1.74          2.58        2.44
-----------------------------------------------------------------------------------------------------------------------------------

Before investing in any portfolio of the Sanford C. Bernstein Fund, Inc. or the Sanford C. Bernstein Fund II, Inc., a prospective investor should consider carefully the portfolio's investment objectives and policies, charges, expenses, and risks. These and other matters of importance to prospective investors are contained in the Fund's prospectus, which may be obtained by visiting our website at www.bernstein.com and clicking on "Prospectuses" at the bottom of any screen. Please read the prospectus carefully before investing. The performance returns quoted above represent past performance and do not guarantee future results. The investment return and principal value of an investment in the portfolios will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance information is as of the date shown, and current performance may be lower or higher than the performance returns quoted. For performance information current to the most recent month-end, please visit our website at www.bernstein.com and click on "Updated Fund Performance" at the bottom of any screen.

(1) Except as noted for Emerging Markets Value, results are after all fees and expenses. (2) Tax-Managed International, International, and Emerging Markets Value returns throughout this report include dividends net of withholding taxes.
(3) On April 30, 1999, the International Value portfolio (IVP) was split into two portfolios: International Value II (now known as International) for tax-exempt investors such as 401(k) and other retirement plans; and Tax-Managed International Value (now known as Tax-Managed International) for taxable investors. Both portfolios have the same overall investment style, except that the latter includes tax management. International is an extension of the original IVP in that it is managed without regard to tax considerations. The returns shown above reflect the performance of the Tax-Managed International Fund and the International Fund portfolios using an all-value investment style through August 2003. In September 2003, the investment style of the International portfolios changed from all-value to a blend of growth and value.
(4) During the reporting period, the Adviser waived a portion of its advisory fee or reimbursed the Fund for a portion of its expenses to the extent necessary to limit the Fund's expenses to 0.45%. This waiver extends through the Fund's current fiscal year and may be extended by the Adviser for additional one-year terms. Without the waiver, the Fund's expenses would have been higher and its performance would have been lower than that shown above. (5) Lipper composites are the equal-weighted average returns of the mutual funds in the relevant Lipper Analytical Services categories; the average fund in a category may differ in composition from the portfolios. (6) Morgan Stanley Capital International
(MSCI) EAFE Index of major foreign markets in Europe, Australasia, and the Far East, with countries weighted according to market capitalization and currencies unhedged.


2     Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

To Our Shareholders:

THE INTERNATIONAL AND EMERGING-MARKETS STOCK INDEXES significantly outperformed their U.S. counterpart for the six months ending March 31, 2004, once again demonstrating the value of maintaining a globally diversified investment portfolio. In the U.S., the economy grew rapidly, yet inflation and interest rates remained at historically low levels.

      Internationally, the corporate sector overall has shown healthy profitability and strong fundamentals--trends our research indicates are likely to continue--yet many foreign stocks are trading at or below their long-term averages. In addition, the weakness of the dollar contributed significantly to overseas returns for U.S. investors. Although there has been some strengthening of late, our analysis of the fundamentals suggests further weakening of the dollar against many foreign currencies in the period ahead. Our Tax-Managed International Fund portfolio posted a six-month gain of almost 17%. In aggregate, the portfolio's holdings sell at a discount to its benchmarks, yet still have pretax profits that exceed those benchmarks, and we continue to seek out diverse opportunities across growth and value, countries, and sectors.

      Our Emerging Markets Value Fund portfolio closed the six months with a 31.7% gain. Companies in the emerging foreign markets are leading the rest of the world in profitability growth, yet many are still trading at undervalued prices relative to their own history and the U.S. market. With prospects for continued economic growth around the world, our focus remains on selecting stocks whose valuations are below the index, yet have strong profitability and business fundamentals.

      Bonds posted respectable half-year returns, especially last quarter, reinforcing their central role as ballast in our clients' portfolios. Led by a gain of nearly 3.4% in our intermediate-term portfolios, our taxable bonds outpaced their indexes amidst heightened anxiety over interest rates. The Fed appears poised to increase rates, although when and by how much remains to be seen. In this climate, high-quality intermediates should be less sensitive to rising interest rates than long-term bonds; these bonds traditionally deliver most of the income that is available from long-term bonds, but with considerably less risk. As corporations use improving cash flow to reduce debt, we are emphasizing opportunities in credit-sensitive corporate bonds, while underweighting Treasuries. We design our portfolios to provide both safety of principal and current income.

      Our intermediate and short-term municipal bond portfolios essentially performed in line with their benchmarks for the six-month period. Overall, the municipal-bond market has been battling weak investor demand of late--a condition that may be turning around, with municipal yields again appearing to be attractive relative to Treasuries. We expect municipal credit quality to improve as economic growth increases state and local tax revenues; this trend is already under way in key markets like California and New York City. In keeping with the goal of balancing risk and after-tax return, our portfolios always stress both high quality and diversification by issuer. We believe this emphasis will enhance municipal bonds' stabilizing influence.

      The continued outperformance of international stocks versus U.S. stocks, combined with the uncertainty surrounding the U.S. bond market, reinforces the importance of maintaining an overall portfolio that is diversified geographically and by asset type. This combination helps to offset risks in one area with strength in another.


--------------------------------------------------------------------------------
                                                     2004 Semiannual Report    3

================================================================================
Sanford C. Bernstein Fund, Inc.
--------------------------------------------------------------------------------

Foreign-Stock Portfolios

--------------------------------------------------------------------------------
Tax-Managed International
--------------------------------------------------------------------------------

Growth of $25,000(1)

 [The following table was represented as a line graph in the printed material.]

                     Tax Managed        MSCI EAFE Foreign
                    International       Stock-Market Index      Lipper Foreign
     Yr:Month     (after all costs)     (before all costs)      Stock Composite
     --------    -------------------    ------------------      ---------------
         92:6          $25,000                $25,000               $25,000
            7          $24,182                $24,360               $24,128
            8          $25,289                $25,888               $24,354
            9          $23,986                $25,377               $23,833
           10          $23,421                $24,046               $23,097
           11          $23,499                $24,272               $23,221
           12          $23,752                $24,398               $23,530
         93:1          $24,180                $24,395               $23,608
            2          $25,121                $25,131               $24,153
            3          $27,415                $27,322               $25,530
            4          $29,205                $29,915               $26,812
            5          $29,856                $30,547               $27,393
            6          $29,129                $30,070               $26,815
            7          $30,535                $31,123               $27,660
            8          $32,262                $32,803               $29,356
            9          $31,284                $32,064               $29,171
           10          $31,994                $33,053               $30,440
           11          $29,963                $30,163               $29,219
           12          $31,960                $32,342               $31,928
         94:1          $34,255                $35,076               $33,898
            2          $33,826                $34,979               $33,159
            3          $33,948                $33,472               $31,686
            4          $35,045                $34,892               $32,482
            5          $34,735                $34,692               $32,381
            6          $34,143                $35,182               $32,038
            7          $34,883                $35,521               $32,919
            8          $35,351                $36,362               $33,887
            9          $33,957                $35,216               $33,043
           10          $34,138                $36,389               $33,684
           11          $33,058                $34,640               $32,027
           12          $33,175                $34,857               $31,719
         95:1          $32,356                $33,518               $30,143
            2          $31,751                $33,422               $30,185
            3          $31,760                $35,506               $31,175
            4          $32,773                $36,842               $32,182
            5          $32,757                $36,403               $32,455
            6          $32,498                $35,764               $32,455
            7          $34,264                $37,991               $34,192
            8          $34,373                $36,541               $33,546
            9          $34,586                $37,255               $34,035
           10          $34,330                $36,254               $33,348
           11          $34,442                $37,262               $33,705
           12          $35,876                $38,764               $34,723
         96:1          $37,356                $38,923               $35,486
            2          $37,290                $39,054               $35,628
            3          $37,953                $39,884               $36,241
            4          $39,477                $41,043               $37,401
            5          $39,543                $40,288               $37,300
            6          $39,985                $40,515               $37,550
            7          $38,461                $39,331               $36,175
            8          $38,616                $39,417               $36,573
            9          $40,074                $40,464               $37,363
           10          $40,029                $40,050               $37,117
           11          $41,753                $41,643               $38,705
           12          $42,143                $41,108               $38,837
         97:1          $42,120                $39,669               $38,713
            2          $42,710                $40,318               $39,255
            3          $43,631                $40,464               $39,341
            4          $43,914                $40,679               $39,420
            5          $45,331                $43,326               $41,738
            6          $47,290                $45,715               $43,670
            7          $49,722                $46,455               $44,797
            8          $46,606                $42,985               $41,643
            9          $49,392                $45,393               $44,125
           10          $46,842                $41,904               $40,842
           11          $46,322                $41,477               $40,385
           12          $46,049                $41,839               $40,647
         98:1          $48,596                $43,752               $41,639
            2          $50,648                $46,559               $44,412
            3          $54,624                $47,993               $46,748
            4          $54,313                $48,373               $47,459
            5          $55,950                $48,138               $47,558
            6          $55,716                $48,503               $47,135
            7          $56,573                $48,994               $47,786
            8          $48,154                $42,924               $40,957
            9          $45,841                $41,608               $39,474
           10          $47,946                $45,946               $42,313
           11          $50,726                $48,300               $44,496
           12          $51,093                $50,205               $45,880
         99:1          $51,179                $50,057               $46,320
            2          $49,830                $48,864               $45,148
            3          $52,957                $50,903               $46,706
            4          $55,740                $52,966               $48,896
            5          $54,449                $50,238               $46,882
            6          $56,543                $52,197               $49,371
            7          $57,375                $53,748               $50,749
            8          $58,035                $53,945               $51,256
            9          $57,461                $54,488               $51,523
           10          $57,920                $56,529               $53,414
           11          $58,580                $58,493               $57,863
           12          $62,696                $63,743               $64,853
         00:1          $59,000                $59,692               $61,708
            2          $59,785                $61,299               $65,953
            3          $61,677                $63,676               $66,177
            4          $60,251                $60,325               $61,704
            5          $60,222                $58,851               $59,569
            6          $62,929                $61,153               $62,267
            7          $61,503                $58,589               $60,107
            8          $62,114                $59,098               $61,273
            9          $59,465                $56,220               $57,823
           10          $58,825                $54,892               $55,452
           11          $57,864                $52,834               $52,746
           12          $59,639                $54,711               $54,598
         01:1          $60,799                $54,683               $54,876
            2          $58,575                $50,584               $50,799
            3          $55,480                $47,212               $46,816
            4          $59,252                $50,493               $49,859
            5          $57,705                $48,711               $48,573
            6          $57,414                $46,719               $46,824
            7          $55,996                $45,869               $45,419
            8          $55,674                $44,706               $44,166
            9          $49,065                $40,178               $39,277
           10          $50,806                $41,207               $40,424
           11          $51,515                $42,726               $42,041
           12          $52,171                $42,980               $42,629
         02:1          $50,629                $40,696               $40,907
            2          $51,482                $40,982               $41,099
            3          $54,501                $43,198               $43,257
            4          $55,945                $43,485               $43,447
            5          $57,585                $44,036               $44,068
            6          $55,092                $42,283               $42,310
            7          $49,809                $38,109               $38,181
            8          $49,382                $38,022               $37,967
            9          $42,984                $33,939               $33,928
           10          $45,314                $35,763               $35,531
           11          $48,562                $37,386               $37,075
           12          $47,731                $36,129               $35,782
         03:1          $46,500                $34,621               $34,359
            2          $46,168                $33,826               $33,473
            3          $44,172                $33,161               $32,801
            4          $50,326                $36,412               $35,857
            5          $53,619                $38,618               $38,030
            6          $55,016                $39,551               $38,835
            7          $56,446                $40,509               $39,711
            8          $57,410                $41,487               $40,741
            9          $58,309                $42,766               $41,585
           10          $61,402                $45,431               $44,126
           11          $62,400                $46,441               $44,977
           12          $66,264                $50,069               $48,076
        04:01          $66,703                $50,778               $48,953
            2          $67,582                $51,950               $49,988
            3          $68,089                $52,242               $50,217

--------------------------------------------------------------------------------
International
--------------------------------------------------------------------------------

Growth of $25,000(1)

 [The following table was represented as a line graph in the printed material.]

                                           MSCI EAFE Foreign
                 International            Stock-Market Index     Lipper Foreign
 Yr:Month      (after all costs)          (before all costs)    Stock Composite
 --------      -----------------          ------------------    ---------------
     99:4           $25,000                     $25,000             $25,000
        5           $24,357                     $23,713             $23,970
        6           $25,270                     $24,637             $25,243
        7           $25,708                     $25,369             $25,947
        8           $26,081                     $25,462             $26,207
        9           $25,875                     $25,718             $26,343
       10           $25,888                     $26,682             $27,310
       11           $26,004                     $27,609             $29,584
       12           $27,631                     $30,087             $33,158
     00:1           $26,032                     $28,175             $31,550
        2           $26,461                     $28,933             $33,721
        3           $27,384                     $30,055             $33,835
        4           $26,708                     $28,473             $31,548
        5           $26,734                     $27,778             $30,457
        6           $28,034                     $28,864             $31,836
        7           $27,358                     $27,654             $30,732
        8           $27,670                     $27,894             $31,328
        9           $26,578                     $26,536             $29,564
       10           $26,253                     $25,909             $28,352
       11           $25,915                     $24,937             $26,968
       12           $26,812                     $25,824             $27,915
     01:1           $27,373                     $25,811             $28,057
        2           $26,500                     $23,876             $25,973
        3           $25,191                     $22,284             $23,936
        4           $26,687                     $23,833             $25,492
        5           $25,908                     $22,991             $24,835
        6           $25,799                     $22,051             $23,940
        7           $25,159                     $21,650             $23,222
        8           $25,097                     $21,101             $22,581
        9           $22,073                     $18,964             $20,082
       10           $22,821                     $19,450             $20,668
       11           $23,055                     $20,167             $21,495
       12           $23,347                     $20,287             $21,796
     02:1           $22,705                     $19,209             $20,915
        2           $23,122                     $19,343             $21,013
        3           $24,424                     $20,390             $22,117
        4           $25,034                     $20,525             $22,214
        5           $25,645                     $20,785             $22,532
        6           $24,601                     $19,958             $21,633
        7           $22,126                     $17,987             $19,521
        8           $22,030                     $17,946             $19,412
        9           $19,202                     $16,019             $17,347
       10           $20,262                     $16,880             $18,166
       11           $21,708                     $17,646             $18,956
       12           $21,284                     $17,053             $18,295
     03:1           $20,845                     $16,341             $17,567
        2           $20,650                     $15,966             $17,114
        3           $19,756                     $15,652             $16,771
        4           $22,520                     $17,186             $18,333
        5           $24,016                     $18,228             $19,444
        6           $24,683                     $18,668             $19,856
        7           $25,317                     $19,120             $20,304
        8           $25,723                     $19,582             $20,830
        9           $26,114                     $20,185             $21,262
       10           $27,496                     $21,444             $22,561
       11           $27,935                     $21,920             $22,996
       12           $29,661                     $23,633             $24,580
    04:01           $29,891                     $23,967             $25,029
        2           $30,301                     $24,520             $25,558
        3           $30,580                     $24,658             $25,675

--------------------------------------------------------------------------------
Emerging Markets Value
--------------------------------------------------------------------------------

Growth of $25,000(1)

 [The following table was represented as a line graph in the printed material.]

                       Emerging
                     Markets Value
                   (after deduction
                    of 2% purchase
                    and 2% redemption
                    fees--both paid
                    to the portfolio,       MSCI Emerging
                        not to           Markets Free Index     Lipper Emerging
Yr:Month             Bernstein)(2)       (before all costs)      Markets Index
---------           ---------------     ------------------     ---------------
    95:12              $25,000                $25,000              $25,000
     96:1              $26,784                $26,777              $27,272
        2              $26,760                $26,351              $26,954
        3              $27,071                $26,557              $27,178
        4              $28,422                $27,618              $28,131
        5              $28,266                $27,495              $28,407
        6              $27,932                $27,667              $28,461
        7              $26,186                $25,776              $26,805
        8              $26,174                $26,436              $27,536
        9              $26,090                $26,665              $27,818
       10              $24,942                $25,954              $27,175
       11              $25,803                $26,388              $27,794
       12              $26,226                $26,508              $28,037
     97:1              $28,281                $28,316              $30,166
        2              $28,953                $29,528              $31,243
        3              $28,593                $28,753              $30,442
        4              $28,100                $28,804              $30,448
        5              $28,401                $29,628              $31,498
        6              $29,230                $31,214              $33,048
        7              $30,395                $31,680              $34,010
        8              $27,115                $27,648              $30,275
        9              $27,079                $28,414              $31,368
       10              $22,898                $23,752              $26,132
       11              $20,700                $22,885              $24,939
       12              $19,952                $23,437              $25,166
     98:1              $19,113                $21,599              $23,415
        2              $20,954                $23,853              $25,419
        3              $21,956                $24,888              $26,311
        4              $21,405                $24,617              $26,366
        5              $18,687                $21,243              $22,430
        6              $16,433                $19,015              $20,304
        7              $16,595                $19,618              $20,923
        8              $12,374                $13,946              $14,928
        9              $12,663                $14,830              $15,488
       10              $14,128                $16,392              $16,977
       11              $15,618                $17,755              $18,118
       12              $15,743                $17,498              $17,891
     99:1              $15,350                $17,216              $17,528
        2              $15,553                $17,383              $17,377
        3              $17,581                $19,674              $19,313
        4              $21,092                $22,108              $21,996
        5              $21,498                $21,980              $21,730
        6              $23,767                $24,474              $24,170
        7              $23,133                $23,809              $23,568
        8              $23,222                $24,026              $23,307
        9              $22,398                $23,213              $22,479
       10              $22,550                $23,707              $23,156
       11              $24,033                $25,833              $25,710
       12              $27,238                $29,118              $30,227
     00:1              $26,320                $29,292              $29,876
        2              $25,467                $29,678              $30,767
        3              $25,594                $29,823              $30,859
        4              $24,371                $26,996              $27,502
        5              $22,651                $25,880              $26,039
        6              $23,377                $26,792              $27,330
        7              $23,174                $25,414              $26,215
        8              $22,970                $25,539              $26,485
        9              $21,543                $23,309              $23,953
       10              $20,027                $21,619              $22,164
       11              $18,842                $19,729              $20,160
       12              $19,568                $20,205              $20,888
     01:1              $21,135                $22,987              $23,309
        2              $20,495                $21,187              $21,502
        3              $19,125                $19,106              $19,451
        4              $19,686                $20,050              $20,445
        5              $20,326                $20,290              $21,007
        6              $19,986                $19,873              $20,642
        7              $18,785                $18,617              $19,362
        8              $19,007                $18,434              $19,110
        9              $16,292                $15,581              $16,383
       10              $16,631                $16,548              $17,243
       11              $17,963                $18,275              $18,952
       12              $18,861                $19,726              $20,161
     02:1              $20,007                $20,394              $20,956
        2              $20,441                $20,729              $21,425
        3              $21,442                $21,976              $22,599
        4              $21,982                $22,119              $22,875
        5              $22,009                $21,766              $22,664
        6              $20,560                $20,133              $21,008
        7              $19,625                $18,602              $19,438
        8              $19,664                $18,889              $19,598
        9              $17,978                $16,851              $17,632
       10              $18,452                $17,944              $18,473
       11              $19,664                $19,179              $19,716
       12              $19,585                $18,542              $19,229
     03:1              $19,876                $18,461              $19,118
        2              $19,638                $17,963              $18,667
        3              $19,002                $17,454              $18,065
        4              $21,161                $19,008              $19,805
        5              $22,604                $20,373              $21,229
        6              $23,902                $21,534              $22,298
        7              $25,425                $22,882              $23,319
        8              $26,656                $24,418              $24,877
        9              $27,557                $24,597              $25,428
       10              $30,258                $26,691              $27,409
       11              $30,960                $27,019              $27,816
       12              $34,643                $28,977              $30,179
    04:01              $34,469                $30,006              $31,042
        2              $35,819                $31,391              $32,436
        3              $35,576                $31,794              $32,871

Taxable-Bond Portfolios

--------------------------------------------------------------------------------
Intermediate Duration
--------------------------------------------------------------------------------

Growth of $25,000(1)

 [The following table was represented as a line graph in the printed material.]

                Intermediate          Lehman Brothers
                  Duration          Aggregate Bond Index     Lipper Intermediate
 Yr:Month     (after all costs)      (before all costs)        Bond Composite
 --------     -----------------     --------------------     -------------------
    89:1           $25,000                 $25,000                 $25,000
      2            $24,865                 $24,820                 $24,898
      3            $25,000                 $24,927                 $24,982
      4            $25,432                 $25,448                 $25,397
      5            $25,948                 $26,117                 $25,869
      6            $26,694                 $26,911                 $26,462
      7            $27,103                 $27,484                 $26,919
      8            $26,868                 $27,077                 $26,658
      9            $27,003                 $27,215                 $26,768
     10            $27,602                 $27,885                 $27,228
     11            $27,776                 $28,150                 $27,424
     12            $27,846                 $28,226                 $27,501
   90:1            $27,522                 $27,890                 $27,289
      2            $27,602                 $27,979                 $27,365
      3            $27,649                 $27,999                 $27,409
      4            $27,427                 $27,741                 $27,269
      5            $28,083                 $28,562                 $27,861
      6            $28,447                 $29,022                 $28,207
      7            $28,769                 $29,424                 $28,534
      8            $28,480                 $29,030                 $28,326
      9            $28,597                 $29,272                 $28,447
     10            $28,879                 $29,645                 $28,618
     11            $29,443                 $30,283                 $29,082
     12            $29,892                 $30,757                 $29,457
   91:1            $30,044                 $31,138                 $29,731
      2            $30,478                 $31,403                 $30,004
      3            $30,782                 $31,620                 $30,229
      4            $31,132                 $31,961                 $30,574
      5            $31,361                 $32,146                 $30,773
      6            $31,371                 $32,130                 $30,773
      7            $31,798                 $32,577                 $31,124
      8            $32,494                 $33,281                 $31,749
      9            $33,042                 $33,956                 $32,324
     10            $33,469                 $34,333                 $32,666
     11            $33,818                 $34,649                 $32,987
     12            $35,005                 $35,678                 $33,920
   92:1            $34,509                 $35,193                 $33,533
      2            $34,754                 $35,422                 $33,661
      3            $34,594                 $35,222                 $33,530
      4            $34,848                 $35,476                 $33,764
      5            $35,499                 $36,146                 $34,308
      6            $35,991                 $36,644                 $34,798
      7            $36,844                 $37,391                 $35,592
      8            $37,051                 $37,770                 $35,891
      9            $37,443                 $38,218                 $36,372
     10            $36,919                 $37,711                 $35,830
     11            $37,071                 $37,719                 $35,726
     12            $37,692                 $38,319                 $36,222
   93:1            $38,306                 $39,054                 $36,947
      2            $38,962                 $39,738                 $37,619
      3            $39,109                 $39,904                 $37,766
      4            $39,343                 $40,182                 $38,034
      5            $39,503                 $40,234                 $38,004
      6            $40,374                 $40,962                 $38,676
      7            $40,778                 $41,195                 $38,839
      8            $41,611                 $41,917                 $39,557
      9            $41,673                 $42,030                 $39,712
     10            $41,895                 $42,187                 $39,839
     11            $41,396                 $41,828                 $39,484
     12            $41,589                 $42,055                 $39,670
   94:1            $42,150                 $42,622                 $40,174
      2            $41,399                 $41,881                 $39,459
      3            $40,633                 $40,846                 $38,598
      4            $40,296                 $40,520                 $38,251
      5            $40,251                 $40,516                 $38,194
      6            $40,172                 $40,426                 $38,121
      7            $40,833                 $41,231                 $38,693
      8            $40,805                 $41,280                 $38,770
      9            $40,199                 $40,674                 $38,332
     10            $40,152                 $40,637                 $38,275
     11            $40,034                 $40,548                 $38,164
     12            $40,276                 $40,828                 $38,347
   95:1            $41,077                 $41,636                 $38,956
      2            $41,895                 $42,626                 $39,767
      3            $42,115                 $42,888                 $40,013
      4            $42,631                 $43,487                 $40,530
      5            $44,120                 $45,170                 $41,960
      6            $44,477                 $45,501                 $42,225
      7            $44,303                 $45,399                 $42,111
      8            $44,811                 $45,947                 $42,582
      9            $45,353                 $46,394                 $42,957
     10            $46,074                 $46,998                 $43,490
     11            $46,722                 $47,702                 $44,098
     12            $47,458                 $48,371                 $44,658
   96:1            $47,630                 $48,692                 $44,953
      2            $46,700                 $47,846                 $44,185
      3            $46,435                 $47,513                 $43,884
      4            $46,241                 $47,246                 $43,616
      5            $46,218                 $47,150                 $43,538
      6            $46,715                 $47,783                 $44,034
      7            $46,889                 $47,914                 $44,135
      8            $46,899                 $47,834                 $44,100
      9            $47,645                 $48,668                 $44,819
     10            $48,616                 $49,746                 $45,724
     11            $49,536                 $50,598                 $46,497
     12            $49,158                 $50,127                 $46,088
   97:1            $49,215                 $50,281                 $46,222
      2            $49,317                 $50,406                 $46,314
      3            $48,794                 $49,847                 $45,828
      4            $49,429                 $50,593                 $46,423
      5            $49,802                 $51,072                 $46,823
      6            $50,402                 $51,678                 $47,342
      7            $51,431                 $53,071                 $48,559
      8            $51,177                 $52,619                 $48,132
      9            $51,772                 $53,395                 $48,801
     10            $52,474                 $54,169                 $49,377
     11            $52,619                 $54,419                 $49,515
     12            $52,922                 $54,967                 $49,961
   98:1            $53,540                 $55,672                 $50,605
      2            $53,540                 $55,630                 $50,534
      3            $53,715                 $55,822                 $50,711
      4            $53,924                 $56,113                 $50,929
      5            $54,413                 $56,645                 $51,382
      6            $54,679                 $57,126                 $51,752
      7            $54,896                 $57,247                 $51,851
      8            $55,438                 $58,179                 $52,483
      9            $56,219                 $59,541                 $53,643
     10            $55,768                 $59,227                 $53,252
     11            $56,338                 $59,563                 $53,497
     12            $56,559                 $59,742                 $53,673
   99:1            $57,106                 $60,168                 $54,017
      2            $56,279                 $59,118                 $53,012
      3            $56,714                 $59,445                 $53,394
      4            $56,946                 $59,634                 $53,554
      5            $56,731                 $59,115                 $52,997
      6            $56,592                 $58,923                 $52,801
      7            $56,324                 $58,672                 $52,621
      8            $56,207                 $58,642                 $52,537
      9            $56,803                 $59,323                 $53,062
     10            $56,898                 $59,542                 $53,131
     11            $56,987                 $59,538                 $53,174
     12            $56,923                 $59,251                 $52,945
   00:1            $56,722                 $59,057                 $52,749
      2            $57,304                 $59,771                 $53,261
      3            $57,890                 $60,558                 $53,873
      4            $57,489                 $60,385                 $53,577
      5            $57,185                 $60,357                 $53,470
      6            $58,379                 $61,613                 $54,550
      7            $58,797                 $62,172                 $54,970
      8            $59,469                 $63,073                 $55,685
      9            $59,852                 $63,470                 $56,041
     10            $59,658                 $63,890                 $56,164
     11            $60,384                 $64,934                 $56,956
     12            $61,686                 $66,139                 $58,038
   01:1            $62,887                 $67,221                 $59,008
      2            $63,179                 $67,806                 $59,533
      3            $63,400                 $68,147                 $59,795
      4            $63,039                 $67,864                 $59,472
      5            $63,464                 $68,273                 $59,805
      6            $63,526                 $68,531                 $59,984
      7            $64,664                 $70,063                 $61,316
      8            $65,289                 $70,866                 $61,935
      9            $65,715                 $71,691                 $62,462
     10            $67,025                 $73,192                 $63,605
     11            $66,422                 $72,182                 $62,829
     12            $66,121                 $71,724                 $62,408
   02:1            $66,541                 $72,305                 $62,795
      2            $66,802                 $73,005                 $63,285
      3            $65,771                 $71,791                 $62,285
      4            $66,485                 $73,183                 $63,312
      5            $67,125                 $73,805                 $63,806
      6            $66,809                 $74,443                 $63,959
      7            $67,236                 $75,341                 $64,356
      8            $68,515                 $76,613                 $65,437
      9            $69,319                 $77,854                 $66,294
     10            $69,136                 $77,500                 $65,942
     11            $69,569                 $77,479                 $66,095
     12            $70,853                 $79,079                 $67,414
   03:1            $70,985                 $79,147                 $67,508
      2            $71,934                 $80,242                 $68,434
      3            $71,923                 $80,180                 $68,422
      4            $72,839                 $80,842                 $69,106
      5            $74,101                 $82,349                 $70,370
      6            $73,859                 $82,186                 $70,285
      7            $71,322                 $79,423                 $68,011
      8            $72,015                 $79,950                 $68,429
      9            $73,751                 $82,066                 $70,169
     10            $73,338                 $81,301                 $69,616
     11            $73,607                 $81,496                 $69,797
     12            $74,464                 $82,325                 $70,461
  04:01            $75,061                 $82,987                 $70,980
      2            $75,740                 $83,885                 $71,623
      3            $76,254                 $84,514                 $72,128

--------------------------------------------------------------------------------
Short Duration Plus
--------------------------------------------------------------------------------

Growth of $25,000(1)

 [The following table was represented as a line graph in the printed material.]

                  Short                                      Merrill Lynch 1-3
              Duration Plus     Lipper Short Investment     Year Treasury Index
 Yr:Month   (after all costs)    Grade Bond Composite        (before all costs)
 --------   -----------------   -----------------------     -------------------
     89:1       $25,200                $25,208                    $25,198
        2       $25,247                $25,253                    $25,198
        3       $25,372                $25,377                    $25,313
        4       $25,674                $25,671                    $25,701
        5       $25,969                $26,005                    $26,086
        6       $26,366                $26,392                    $26,574
        7       $26,663                $26,727                    $26,967
        8       $26,653                $26,677                    $26,800
        9       $26,826                $26,815                    $26,958
       10       $27,153                $27,161                    $27,365
       11       $27,348                $27,354                    $27,610
       12       $27,453                $27,480                    $27,720
     90:1       $27,517                $27,469                    $27,743
        2       $27,637                $27,612                    $27,873
        3       $27,770                $27,739                    $27,967
        4       $27,812                $27,789                    $28,022
        5       $28,152                $28,164                    $28,450
        6       $28,399                $28,431                    $28,750
        7       $28,676                $28,889                    $29,109
        8       $28,799                $28,947                    $29,196
        9       $28,939                $29,112                    $29,436
       10       $29,153                $29,319                    $29,760
       11       $29,391                $29,621                    $30,051
       12       $29,723                $29,905                    $30,416
     91:1       $29,845                $30,099                    $30,694
        2       $30,225                $30,340                    $30,877
        3       $30,514                $30,577                    $31,085
        4       $30,847                $30,883                    $31,379
        5       $31,109                $31,099                    $31,569
        6       $31,246                $31,176                    $31,698
        7       $31,533                $31,454                    $31,974
        8       $31,918                $31,882                    $32,413
        9       $32,198                $32,261                    $32,763
       10       $32,575                $32,580                    $33,114
       11       $32,930                $32,887                    $33,458
       12       $33,404                $33,459                    $33,967
     92:1       $33,364                $33,372                    $33,915
        2       $33,526                $33,495                    $34,033
        3       $33,521                $33,482                    $34,020
        4       $33,881                $33,713                    $34,333
        5       $34,236                $34,050                    $34,645
        6       $34,608                $34,411                    $34,998
        7       $34,968                $34,848                    $35,390
        8       $35,102                $35,085                    $35,702
        9       $35,287                $35,394                    $36,041
       10       $35,147                $35,153                    $35,825
       11       $35,255                $35,090                    $35,766
       12       $35,509                $35,374                    $36,106
     93:1       $35,792                $35,788                    $36,482
        2       $36,056                $36,139                    $36,794
        3       $36,189                $36,258                    $36,904
        4       $36,321                $36,472                    $37,133
        5       $36,434                $36,457                    $37,029
        6       $36,773                $36,760                    $37,302
        7       $36,946                $36,863                    $37,388
        8       $37,200                $37,191                    $37,714
        9       $37,225                $37,325                    $37,837
       10       $37,368                $37,433                    $37,911
       11       $37,275                $37,381                    $37,920
       12       $37,435                $37,538                    $38,060
     94:1       $37,690                $37,819                    $38,305
        2       $37,522                $37,543                    $38,060
        3       $37,320                $37,232                    $37,870
        4       $37,293                $37,057                    $37,736
        5       $37,333                $37,071                    $37,790
        6       $37,408                $37,097                    $37,902
        7       $37,682                $37,405                    $38,228
        8       $37,755                $37,532                    $38,362
        9       $37,650                $37,435                    $38,275
       10       $37,740                $37,480                    $38,361
       11       $37,547                $37,386                    $38,190
       12       $37,640                $37,412                    $38,277
     95:1       $38,104                $37,786                    $38,809
        2       $38,581                $38,281                    $39,343
        3       $38,736                $38,484                    $39,562
        4       $39,076                $38,842                    $39,915
        5       $39,615                $39,572                    $40,612
        6       $39,835                $39,794                    $40,830
        7       $39,970                $39,885                    $41,000
        8       $40,202                $40,161                    $41,243
        9       $40,422                $40,394                    $41,444
       10       $40,784                $40,721                    $41,794
       11       $41,076                $41,067                    $42,163
       12       $41,441                $41,391                    $42,487
     96:1       $41,668                $41,702                    $42,848
        2       $41,521                $41,543                    $42,667
        3       $41,508                $41,506                    $42,629
        4       $41,593                $41,523                    $42,665
        5       $41,676                $41,589                    $42,752
        6       $41,913                $41,876                    $43,059
        7       $42,113                $42,035                    $43,229
        8       $42,298                $42,161                    $43,377
        9       $42,660                $42,541                    $43,770
       10       $43,167                $42,979                    $44,263
       11       $43,454                $43,318                    $44,602
       12       $43,424                $43,318                    $44,602
     97:1       $43,663                $43,509                    $44,812
        2       $43,781                $43,635                    $44,915
        3       $43,770                $43,587                    $44,897
        4       $44,072                $43,918                    $45,264
        5       $44,339                $44,217                    $45,573
        6       $44,610                $44,504                    $45,887
        7       $44,949                $44,990                    $46,391
        8       $45,058                $45,012                    $46,434
        9       $45,308                $45,341                    $46,786
       10       $45,582                $45,594                    $47,134
       11       $45,699                $45,699                    $47,248
       12       $45,830                $45,960                    $47,571
     98:1       $46,237                $46,360                    $48,033
        2       $46,299                $46,411                    $48,074
        3       $46,405                $46,587                    $48,270
        4       $46,609                $46,792                    $48,496
        5       $46,809                $47,035                    $48,754
        6       $46,993                $47,242                    $49,008
        7       $47,245                $47,436                    $49,237
        8       $47,568                $47,759                    $49,856
        9       $48,073                $48,322                    $50,517
       10       $48,127                $48,298                    $50,765
       11       $48,294                $48,399                    $50,720
       12       $48,549                $48,578                    $50,899
     99:1       $48,776                $48,797                    $51,101
        2       $48,619                $48,587                    $50,852
        3       $48,975                $48,952                    $51,205
        4       $49,153                $49,133                    $51,370
        5       $49,241                $49,039                    $51,337
        6       $49,400                $49,118                    $51,497
        7       $49,529                $49,162                    $51,660
        8       $49,635                $49,241                    $51,810
        9       $49,911                $49,590                    $52,147
       10       $50,049                $49,709                    $52,285
       11       $50,225                $49,854                    $52,384
       12       $50,384                $49,933                    $52,459
     00:1       $50,372                $49,918                    $52,440
        2       $50,654                $50,238                    $52,789
        3       $50,900                $50,524                    $53,116
        4       $50,924                $50,544                    $53,254
        5       $51,077                $50,676                    $53,473
        6       $51,628                $51,259                    $54,028
        7       $51,849                $51,566                    $54,370
        8       $52,199                $51,968                    $54,771
        9       $52,591                $52,394                    $55,165
       10       $52,558                $52,536                    $55,461
       11       $52,957                $52,982                    $55,986
       12       $53,567                $53,602                    $56,653
     01:1       $54,262                $54,321                    $57,363
        2       $54,554                $54,668                    $57,736
        3       $55,012                $55,045                    $58,218
        4       $55,174                $55,167                    $58,373
        5       $55,546                $55,492                    $58,702
        6       $55,772                $55,692                    $58,902
        7       $56,416                $56,388                    $59,563
        8       $56,842                $56,715                    $59,906
        9       $57,532                $57,288                    $60,892
       10       $58,154                $57,746                    $61,467
       11       $57,958                $57,486                    $61,335
       12       $58,039                $57,412                    $61,356
     02:1       $58,245                $57,578                    $61,481
        2       $58,318                $57,751                    $61,778
        3       $58,065                $57,422                    $61,361
        4       $58,511                $57,881                    $62,046
        5       $58,817                $58,199                    $62,295
        6       $59,153                $58,275                    $62,818
        7       $59,587                $58,502                    $63,586
        8       $59,785                $58,871                    $63,804
        9       $60,280                $59,261                    $64,331
       10       $60,278                $59,288                    $64,477
       11       $60,406                $59,331                    $64,283
       12       $60,996                $59,910                    $64,888
     03:1       $61,081                $60,012                    $64,879
        2       $61,431                $60,363                    $65,150
        3       $61,483                $60,443                    $65,268
        4       $61,728                $60,694                    $65,390
        5       $62,070                $61,075                    $65,636
        6       $62,153                $61,173                    $65,736
        7       $61,741                $60,582                    $65,378
        8       $61,808                $60,643                    $65,422
        9       $62,344                $61,288                    $66,016
       10       $62,179                $61,083                    $65,771
       11       $62,251                $61,093                    $65,737
       12       $62,562                $61,408                    $66,118
    04:01       $62,759                $61,585                    $66,253
        2       $63,045                $61,868                    $66,569
        3       $63,293                $62,071                    $66,778


--------------------------------------------------------------------------------
U.S. Government Short Duration
--------------------------------------------------------------------------------

Growth of $25,000(1)

 [The following table was represented as a line graph in the printed material.]

               U.S. Government                                Merrill Lynch 1-3
                Short Duration        Lipper Short U.S.      Year Treasury Index
 Yr:Month     (after all costs)      Gov't Bond Composite     (before all costs)
 --------     -----------------      --------------------    -------------------
     89:1         $25,000                  $25,000                  $25,000
        2         $25,037                  $25,003                  $25,000
        3         $25,129                  $25,108                  $25,115
        4         $25,460                  $25,469                  $25,499
        5         $25,740                  $25,660                  $25,882
        6         $26,140                  $26,104                  $26,366
        7         $26,441                  $26,464                  $26,756
        8         $26,361                  $26,292                  $26,590
        9         $26,520                  $26,432                  $26,747
       10         $26,880                  $26,839                  $27,151
       11         $27,044                  $27,051                  $27,394
       12         $27,176                  $27,156                  $27,503
     90:1         $27,196                  $27,145                  $27,525
        2         $27,327                  $27,270                  $27,654
        3         $27,434                  $27,352                  $27,748
        4         $27,496                  $27,382                  $27,802
        5         $27,854                  $27,790                  $28,227
        6         $28,097                  $28,073                  $28,524
        7         $28,393                  $28,402                  $28,880
        8         $28,515                  $28,447                  $28,967
        9         $28,718                  $28,658                  $29,205
       10         $28,997                  $28,950                  $29,526
       11         $29,267                  $29,269                  $29,816
       12         $29,615                  $29,596                  $30,177
     91:1         $29,844                  $29,866                  $30,454
        2         $30,055                  $30,036                  $30,635
        3         $30,219                  $30,201                  $30,841
        4         $30,472                  $30,479                  $31,133
        5         $30,636                  $30,650                  $31,321
        6         $30,723                  $30,714                  $31,450
        7         $30,984                  $31,006                  $31,724
        8         $31,393                  $31,431                  $32,159
        9         $31,724                  $31,798                  $32,506
       10         $32,079                  $32,116                  $32,854
       11         $32,424                  $32,422                  $33,196
       12         $32,938                  $32,953                  $33,700
     92:1         $32,804                  $32,759                  $33,649
        2         $32,839                  $32,844                  $33,767
        3         $32,737                  $32,801                  $33,753
        4         $33,115                  $33,070                  $34,064
        5         $33,472                  $33,417                  $34,374
        6         $33,845                  $33,735                  $34,724
        7         $34,198                  $34,140                  $35,113
        8         $34,285                  $34,420                  $35,422
        9         $34,441                  $34,699                  $35,759
       10         $34,362                  $34,428                  $35,544
       11         $34,439                  $34,373                  $35,486
       12         $34,707                  $34,703                  $35,823
     93:1         $34,953                  $35,140                  $36,196
        2         $35,181                  $35,474                  $36,505
        3         $35,253                  $35,587                  $36,615
        4         $35,350                  $35,787                  $36,842
        5         $35,422                  $35,744                  $36,739
        6         $35,715                  $36,076                  $37,009
        7         $35,869                  $36,174                  $37,095
        8         $36,165                  $36,528                  $37,419
        9         $36,200                  $36,630                  $37,540
       10         $36,319                  $36,693                  $37,614
       11         $36,212                  $36,586                  $37,623
       12         $36,304                  $36,718                  $37,762
     94:1         $36,510                  $36,968                  $38,005
        2         $36,334                  $36,661                  $37,762
        3         $36,234                  $36,283                  $37,574
        4         $36,125                  $36,026                  $37,441
        5         $36,150                  $35,961                  $37,494
        6         $36,234                  $35,957                  $37,605
        7         $36,530                  $36,248                  $37,928
        8         $36,624                  $36,332                  $38,062
        9         $36,508                  $36,205                  $37,975
       10         $36,590                  $36,226                  $38,061
       11         $36,428                  $36,081                  $37,891
       12         $36,456                  $36,161                  $37,977
     95:1         $36,932                  $36,609                  $38,505
        2         $37,399                  $37,133                  $39,034
        3         $37,583                  $37,326                  $39,252
        4         $37,914                  $37,647                  $39,602
        5         $38,495                  $38,388                  $40,294
        6         $38,766                  $38,580                  $40,510
        7         $38,855                  $38,627                  $40,678
        8         $39,066                  $38,909                  $40,920
        9         $39,262                  $39,130                  $41,119
       10         $39,568                  $39,479                  $41,466
       11         $39,866                  $39,858                  $41,833
       12         $40,142                  $40,188                  $42,154
     96:1         $40,350                  $40,478                  $42,512
        2         $40,231                  $40,292                  $42,332
        3         $40,246                  $40,243                  $42,295
        4         $40,224                  $40,251                  $42,330
        5         $40,271                  $40,300                  $42,417
        6         $40,527                  $40,570                  $42,722
        7         $40,681                  $40,703                  $42,890
        8         $40,820                  $40,813                  $43,037
        9         $41,133                  $41,164                  $43,427
       10         $41,580                  $41,597                  $43,916
       11         $41,856                  $41,917                  $44,253
       12         $41,783                  $41,904                  $44,253
     97:1         $42,006                  $42,101                  $44,460
        2         $42,113                  $42,211                  $44,563
        3         $42,103                  $42,135                  $44,545
        4         $42,392                  $42,442                  $44,909
        5         $42,650                  $42,693                  $45,215
        6         $42,913                  $42,919                  $45,527
        7         $43,241                  $43,365                  $46,027
        8         $43,314                  $43,383                  $46,070
        9         $43,549                  $43,682                  $46,419
       10         $43,848                  $43,988                  $46,764
       11         $43,927                  $44,085                  $46,878
       12         $44,142                  $44,301                  $47,198
     98:1         $44,461                  $44,677                  $47,656
        2         $44,515                  $44,708                  $47,697
        3         $44,648                  $44,856                  $47,891
        4         $44,808                  $45,031                  $48,116
        5         $44,995                  $45,261                  $48,372
        6         $45,198                  $45,460                  $48,624
        7         $45,430                  $45,642                  $48,851
        8         $45,805                  $46,107                  $49,465
        9         $46,316                  $46,670                  $50,121
       10         $46,453                  $46,749                  $50,367
       11         $46,485                  $46,740                  $50,323
       12         $46,594                  $46,875                  $50,501
     99:1         $46,768                  $47,100                  $50,700
        2         $46,628                  $46,916                  $50,453
        3         $46,939                  $47,193                  $50,804
        4         $47,114                  $47,377                  $50,967
        5         $47,097                  $47,335                  $50,935
        6         $47,215                  $47,349                  $51,094
        7         $47,341                  $47,410                  $51,256
        8         $47,440                  $47,496                  $51,404
        9         $47,735                  $47,795                  $51,738
       10         $47,869                  $47,919                  $51,875
       11         $47,990                  $48,044                  $51,974
       12         $48,031                  $48,058                  $52,048
     00:1         $48,030                  $48,092                  $52,029
        2         $48,302                  $48,366                  $52,375
        3         $48,542                  $48,748                  $52,700
        4         $48,731                  $48,924                  $52,837
        5         $48,873                  $49,007                  $53,054
        6         $49,312                  $49,497                  $53,605
        7         $49,561                  $49,789                  $53,943
        8         $49,931                  $50,157                  $54,342
        9         $50,263                  $50,518                  $54,732
       10         $50,514                  $50,806                  $55,026
       11         $50,972                  $51,304                  $55,547
       12         $51,554                  $51,838                  $56,209
     01:1         $52,181                  $52,501                  $56,914
        2         $52,467                  $52,900                  $57,284
        3         $52,789                  $53,239                  $57,761
        4         $52,912                  $53,388                  $57,916
        5         $53,156                  $53,698                  $58,242
        6         $53,269                  $53,843                  $58,440
        7         $53,854                  $54,413                  $59,096
        8         $54,257                  $54,707                  $59,436
        9         $55,098                  $55,424                  $60,415
       10         $55,623                  $55,906                  $60,986
       11         $55,426                  $55,699                  $60,854
       12         $55,446                  $55,644                  $60,875
     02:1         $55,589                  $55,816                  $60,999
        2         $55,865                  $56,095                  $61,293
        3         $55,582                  $55,770                  $60,880
        4         $56,156                  $56,311                  $61,560
        5         $56,356                  $56,553                  $61,807
        6         $56,754                  $56,904                  $62,326
        7         $57,377                  $57,444                  $63,087
        8         $57,609                  $57,685                  $63,304
        9         $58,084                  $58,053                  $63,827
       10         $58,179                  $58,142                  $63,972
       11         $58,008                  $58,006                  $63,780
       12         $58,574                  $58,483                  $64,379
     03:1         $58,623                  $58,498                  $64,371
        2         $58,877                  $58,759                  $64,639
        3         $58,897                  $58,794                  $64,757
        4         $59,052                  $58,908                  $64,878
        5         $59,342                  $59,089                  $65,121
        6         $59,351                  $59,119                  $65,221
        7         $58,871                  $58,675                  $64,866
        8         $58,846                  $58,691                  $64,910
        9         $59,302                  $59,157                  $65,499
       10         $59,141                  $58,957                  $65,256
       11         $59,161                  $58,954                  $65,221
       12         $59,417                  $59,219                  $65,600
    04:01         $59,542                  $59,337                  $65,733
        2         $59,841                  $59,578                  $66,048
        3         $60,058                  $59,718                  $66,254
--------------------------------------------------------------------------------

The performance returns quoted above represent past performance and do not guarantee future results. The investment return and principal value of an investment in the funds will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance information is as of the date shown, and current performance may be lower or higher than the performance returns quoted. For performance information current to the most recent month-end, please visit our website at www.bernstein.com and click on "Updated Fund Performance" at the bottom of any screen.

(1) Past performance does not guarantee future results. The Lipper composites are the equal-weighted average returns of the funds in the cited categories. Indexes are theoretical measures of stock- and bond-market performance rather than actual available investments, which would reflect such expenses as management fees, transaction and security-custody costs, and, in the case of a mutual fund, the costs of transfer agents and shareholder servicing. For International, the index is the MSCI EAFE Index, with countries weighted by market capitalization and currencies unhedged. For Emerging Markets Value, the index is the MSCI Emerging Markets Index. Fixed-income indexes are the Lehman Brothers Aggregate Bond Index, which comprises Treasury, agency, corporate, mortgage-backed, and asset-backed securities of diverse maturities; the Merrill Lynch 1-3 Year Treasury Index, which includes short-term Treasury bonds; the Lehman Brothers Five-Year G/O Index, which includes general-obligation municipal bonds at five-year maturities; and the Lehman Brothers One-Year Municipal Index, which includes municipal bonds with maturities of up to 1.99 years.

(2) Reflects the growth of $25,000 in the portfolio after deduction of the 2% purchase fee each investor must pay to the Fund upon making an investment in the portfolio (except for reinvested capital gains and dividends) and the 2% redemption fee payable on closing out an investment in the portfolio. Excluding these fees, an investment of $25,000 in this portfolio would have increased to $37,041.


--------------------------------------------------------------------------------
4   Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================
Sanford C. Bernstein Fund, Inc.
--------------------------------------------------------------------------------

Municipal-Bond Portfolios (Intermediate- and Short-Term)

--------------------------------------------------------------------------------
Short Duration Diversified Municipal
--------------------------------------------------------------------------------

Growth of $25,000(1)

 [The following table was represented as a line graph in the printed material.]

               Short Duration      Lehman Brothers One-Year
            Diversified Municipal      Municipal Index        Lipper Short-Term
 Yr:Month     (after all costs)      (before all costs)      Municipal Composite
 --------   ---------------------  ------------------------  -------------------
    94:10          $25,000                $25,000                 $25,000
       11          $25,015                $25,038                 $24,918
       12          $25,112                $25,102                 $25,007
     95:1          $25,255                $25,231                 $25,187
        2          $25,462                $25,402                 $25,424
        3          $25,617                $25,570                 $25,584
        4          $25,684                $25,663                 $25,669
        5          $25,959                $25,904                 $25,938
        6          $26,072                $25,992                 $26,032
        7          $26,204                $26,182                 $26,185
        8          $26,314                $26,321                 $26,313
        9          $26,366                $26,394                 $26,377
       10          $26,479                $26,502                 $26,503
       11          $26,616                $26,628                 $26,662
       12          $26,709                $26,728                 $26,777
     96:1          $26,844                $26,881                 $26,937
        2          $26,878                $26,946                 $26,970
        3          $26,869                $26,964                 $26,919
        4          $26,901                $27,028                 $26,948
        5          $26,968                $27,096                 $27,007
        6          $27,053                $27,228                 $27,105
        7          $27,168                $27,343                 $27,229
        8          $27,206                $27,396                 $27,289
        9          $27,336                $27,520                 $27,423
       10          $27,441                $27,661                 $27,574
       11          $27,608                $27,828                 $27,745
       12          $27,657                $27,888                 $27,789
     97:1          $27,786                $28,049                 $27,886
        2          $27,854                $28,139                 $28,006
        3          $27,827                $28,125                 $27,934
        4          $27,913                $28,238                 $28,029
        5          $28,058                $28,380                 $28,199
        6          $28,167                $28,493                 $28,343
        7          $28,298                $28,668                 $28,573
        8          $28,335                $28,704                 $28,573
        9          $28,477                $28,852                 $28,767
       10          $28,564                $28,963                 $28,871
       11          $28,624                $29,052                 $28,957
       12          $28,752                $29,182                 $29,114
     98:1          $28,882                $29,335                 $29,262
        2          $28,971                $29,437                 $29,332
        3          $29,036                $29,521                 $29,394
        4          $29,078                $29,557                 $29,394
        5          $29,204                $29,711                 $29,576
        6          $29,271                $29,820                 $29,677
        7          $29,379                $29,922                 $29,772
        8          $29,512                $30,103                 $29,986
        9          $29,622                $30,246                 $30,142
       10          $29,727                $30,389                 $30,245
       11          $29,813                $30,480                 $30,302
       12          $29,885                $30,566                 $30,402
     99:1          $30,035                $30,737                 $30,566
        2          $30,143                $30,847                 $30,569
        3          $30,184                $30,873                 $30,612
        4          $30,244                $30,944                 $30,689
        5          $30,293                $31,005                 $30,701
        6          $30,288                $30,977                 $30,593
        7          $30,363                $31,088                 $30,691
        8          $30,398                $31,164                 $30,694
        9          $30,483                $31,269                 $30,768
       10          $30,513                $31,337                 $30,777
       11          $30,631                $31,434                 $30,882
       12          $30,652                $31,460                 $30,885
     00:1          $30,745                $31,580                 $30,904
        2          $30,818                $31,675                 $31,018
        3          $30,942                $31,812                 $31,167
        4          $30,988                $31,888                 $31,198
        5          $31,025                $31,941                 $31,232
        6          $31,273                $32,203                 $31,488
        7          $31,426                $32,383                 $31,680
        8          $31,579                $32,549                 $31,848
        9          $31,633                $32,621                 $31,922
       10          $31,760                $32,775                 $32,056
       11          $31,859                $32,899                 $32,165
       12          $32,089                $33,144                 $32,425
     01:1          $32,375                $33,537                 $32,698
        2          $32,481                $33,648                 $32,815
        3          $32,630                $33,822                 $32,983
        4          $32,685                $33,886                 $33,006
        5          $32,889                $34,127                 $33,217
        6          $32,988                $34,260                 $33,350
        7          $33,169                $34,411                 $33,533
        8          $33,373                $34,617                 $33,761
        9          $33,525                $34,787                 $33,856
       10          $33,674                $34,938                 $33,998
       11          $33,662                $34,970                 $33,937
       12          $33,729                $35,057                 $33,964
     02:1          $33,975                $35,341                 $34,158
        2          $34,142                $35,468                 $34,321
        3          $33,876                $35,221                 $34,095
        4          $34,148                $35,488                 $34,364
        5          $34,315                $35,645                 $34,488
        6          $34,526                $35,819                 $34,671
        7          $34,656                $35,951                 $34,823
        8          $34,734                $36,071                 $34,959
        9          $34,802                $36,152                 $35,102
       10          $34,710                $36,098                 $34,953
       11          $34,814                $36,177                 $35,019
       12          $34,975                $36,407                 $35,285
     03:1          $35,053                $36,491                 $35,344
        2          $35,156                $36,583                 $35,517
        3          $35,165                $36,583                 $35,476
        4          $35,205                $36,626                 $35,556
        5          $35,382                $36,743                 $35,783
        6          $35,362                $36,791                 $35,780
        7          $35,199                $36,776                 $35,558
        8          $35,259                $36,824                 $35,650
        9          $35,488                $36,997                 $35,942
       10          $35,493                $36,956                 $35,894
       11          $35,548                $36,992                 $35,958
       12          $35,625                $37,032                 $36,004
    04:01          $35,709                $37,110                 $36,087
        2          $35,790                $37,242                 $36,258
        3          $35,784                $37,247                 $36,185

--------------------------------------------------------------------------------
Short Duration California Municipal
--------------------------------------------------------------------------------

Growth of $25,000(1)

 [The following table was represented as a line graph in the printed material.]

                Short Duration          Lehman Brothers
             California Municipal  One-Year Municipal Index   Lipper Short-Term
 Yr:Month     (after all costs)       (before all costs)     Municipal Composite
 --------   ---------------------  ------------------------  -------------------
    94:10            $25,000              $25,000                  $25,000
       11            $24,978              $25,038                  $24,918
       12            $25,055              $25,102                  $25,007
     95:1            $25,202              $25,231                  $25,187
        2            $25,451              $25,402                  $25,424
        3            $25,566              $25,570                  $25,584
        4            $25,668              $25,663                  $25,669
        5            $25,915              $25,904                  $25,938
        6            $26,000              $25,992                  $26,032
        7            $26,185              $26,182                  $26,185
        8            $26,267              $26,321                  $26,313
        9            $26,332              $26,394                  $26,377
       10            $26,442              $26,502                  $26,503
       11            $26,554              $26,628                  $26,662
       12            $26,631              $26,728                  $26,777
     96:1            $26,786              $26,881                  $26,937
        2            $26,813              $26,946                  $26,970
        3            $26,793              $26,964                  $26,919
        4            $26,841              $27,028                  $26,948
        5            $26,885              $27,096                  $27,007
        6            $26,990              $27,228                  $27,105
        7            $27,105              $27,343                  $27,229
        8            $27,146              $27,396                  $27,289
        9            $27,256              $27,520                  $27,423
       10            $27,384              $27,661                  $27,574
       11            $27,530              $27,828                  $27,745
       12            $27,578              $27,888                  $27,789
     97:1            $27,683              $28,049                  $27,886
        2            $27,747              $28,139                  $28,006
        3            $27,740              $28,125                  $27,934
        4            $27,824              $28,238                  $28,029
        5            $27,923              $28,380                  $28,199
        6            $28,030              $28,493                  $28,343
        7            $28,178              $28,668                  $28,573
        8            $28,209              $28,704                  $28,573
        9            $28,317              $28,852                  $28,767
       10            $28,393              $28,963                  $28,871
       11            $28,446              $29,052                  $28,957
       12            $28,571              $29,182                  $29,114
     98:1            $28,693              $29,335                  $29,262
        2            $28,778              $29,437                  $29,332
        3            $28,837              $29,521                  $29,394
        4            $28,849              $29,557                  $29,394
        5            $28,967              $29,711                  $29,576
        6            $29,055              $29,820                  $29,677
        7            $29,190              $29,922                  $29,772
        8            $29,317              $30,103                  $29,986
        9            $29,443              $30,246                  $30,142
       10            $29,569              $30,389                  $30,245
       11            $29,655              $30,480                  $30,302
       12            $29,686              $30,566                  $30,402
     99:1            $29,832              $30,737                  $30,566
        2            $29,915              $30,847                  $30,569
        3            $29,929              $30,873                  $30,612
        4            $30,007              $30,944                  $30,689
        5            $30,024              $31,005                  $30,701
        6            $30,014              $30,977                  $30,593
        7            $30,115              $31,088                  $30,691
        8            $30,168              $31,164                  $30,694
        9            $30,296              $31,269                  $30,768
       10            $30,326              $31,337                  $30,777
       11            $30,393              $31,434                  $30,882
       12            $30,388              $31,460                  $30,885
     00:1            $30,497              $31,580                  $30,904
        2            $30,614              $31,675                  $31,018
        3            $30,727              $31,812                  $31,167
        4            $30,740              $31,888                  $31,198
        5            $30,816              $31,941                  $31,232
        6            $31,059              $32,203                  $31,488
        7            $31,208              $32,383                  $31,680
        8            $31,386              $32,549                  $31,848
        9            $31,467              $32,621                  $31,922
       10            $31,593              $32,775                  $32,056
       11            $31,694              $32,899                  $32,165
       12            $31,870              $33,144                  $32,425
     01:1            $32,171              $33,537                  $32,698
        2            $32,271              $33,648                  $32,815
        3            $32,396              $33,822                  $32,983
        4            $32,398              $33,886                  $33,006
        5            $32,599              $34,127                  $33,217
        6            $32,695              $34,260                  $33,350
        7            $32,847              $34,411                  $33,533
        8            $32,989              $34,617                  $33,761
        9            $33,081              $34,787                  $33,856
       10            $33,191              $34,938                  $33,998
       11            $33,237              $34,970                  $33,937
       12            $33,276              $35,057                  $33,964
     02:1            $33,493              $35,341                  $34,158
        2            $33,548              $35,468                  $34,321
        3            $33,359              $35,221                  $34,095
        4            $33,541              $35,488                  $34,364
        5            $33,649              $35,645                  $34,488
        6            $33,744              $35,819                  $34,671
        7            $33,832              $35,951                  $34,823
        8            $33,947              $36,071                  $34,959
        9            $34,031              $36,152                  $35,102
       10            $33,898              $36,098                  $34,953
       11            $33,933              $36,177                  $35,019
       12            $34,148              $36,407                  $35,285
     03:1            $34,203              $36,491                  $35,344
        2            $34,311              $36,583                  $35,517
        3            $34,331              $36,583                  $35,476
        4            $34,356              $36,626                  $35,556
        5            $34,517              $36,743                  $35,783
        6            $34,480              $36,791                  $35,780
        7            $34,302              $36,776                  $35,558
        8            $34,371              $36,824                  $35,650
        9            $34,585              $36,997                  $35,942
       10            $34,549              $36,956                  $35,894
       11            $34,619              $36,992                  $35,958
       12            $34,664              $37,032                  $36,004
    04:01            $34,737              $37,110                  $36,087
        2            $34,836              $37,242                  $36,258
        3            $34,825              $37,247                  $36,185

--------------------------------------------------------------------------------
Short Duration New York Municipal
--------------------------------------------------------------------------------

Growth of $25,000(1)

 [The following table was represented as a line graph in the printed material.]

               Short Duration          Lehman Brothers
            New York Municipal    One-Year Municipal Index    Lipper Short-Term
 Yr:Month    (after all costs)       (before all costs)      Municipal Composite
 --------  ---------------------  ------------------------   -------------------
    94:10          $25,000                $25,000                 $25,000
       11          $24,970                $25,038                 $24,918
       12          $25,062                $25,102                 $25,007
     95:1          $25,212                $25,231                 $25,187
        2          $25,450                $25,402                 $25,424
        3          $25,582                $25,570                 $25,584
        4          $25,659                $25,663                 $25,669
        5          $25,882                $25,904                 $25,938
        6          $25,984                $25,992                 $26,032
        7          $26,124                $26,182                 $26,185
        8          $26,221                $26,321                 $26,313
        9          $26,284                $26,394                 $26,377
       10          $26,374                $26,502                 $26,503
       11          $26,496                $26,628                 $26,662
       12          $26,583                $26,728                 $26,777
     96:1          $26,736                $26,881                 $26,937
        2          $26,803                $26,946                 $26,970
        3          $26,783                $26,964                 $26,919
        4          $26,806                $27,028                 $26,948
        5          $26,871                $27,096                 $27,007
        6          $26,956                $27,228                 $27,105
        7          $27,075                $27,343                 $27,229
        8          $27,073                $27,396                 $27,289
        9          $27,213                $27,520                 $27,423
       10          $27,350                $27,661                 $27,574
       11          $27,486                $27,828                 $27,745
       12          $27,520                $27,888                 $27,789
     97:1          $27,636                $28,049                 $27,886
        2          $27,707                $28,139                 $28,006
        3          $27,685                $28,125                 $27,934
        4          $27,779                $28,238                 $28,029
        5          $27,890                $28,380                 $28,199
        6          $28,005                $28,493                 $28,343
        7          $28,140                $28,668                 $28,573
        8          $28,158                $28,704                 $28,573
        9          $28,300                $28,852                 $28,767
       10          $28,388                $28,963                 $28,871
       11          $28,448                $29,052                 $28,957
       12          $28,553                $29,182                 $29,114
     98:1          $28,687                $29,335                 $29,262
        2          $28,755                $29,437                 $29,332
        3          $28,823                $29,521                 $29,394
        4          $28,844                $29,557                 $29,394
        5          $28,970                $29,711                 $29,576
        6          $29,061                $29,820                 $29,677
        7          $29,150                $29,922                 $29,772
        8          $29,282                $30,103                 $29,986
        9          $29,391                $30,246                 $30,142
       10          $29,497                $30,389                 $30,245
       11          $29,565                $30,480                 $30,302
       12          $29,628                $30,566                 $30,402
     99:1          $29,781                $30,737                 $30,566
        2          $29,847                $30,847                 $30,569
        3          $29,914                $30,873                 $30,612
        4          $29,957                $30,944                 $30,689
        5          $29,988                $31,005                 $30,701
        6          $29,966                $30,977                 $30,593
        7          $30,052                $31,088                 $30,691
        8          $30,096                $31,164                 $30,694
        9          $30,167                $31,269                 $30,768
       10          $30,205                $31,337                 $30,777
       11          $30,309                $31,434                 $30,882
       12          $30,310                $31,460                 $30,885
     00:1          $30,388                $31,580                 $30,904
        2          $30,484                $31,675                 $31,018
        3          $30,582                $31,812                 $31,167
        4          $30,632                $31,888                 $31,198
        5          $30,692                $31,941                 $31,232
        6          $30,918                $32,203                 $31,488
        7          $31,067                $32,383                 $31,680
        8          $31,192                $32,549                 $31,848
        9          $31,266                $32,621                 $31,922
       10          $31,385                $32,775                 $32,056
       11          $31,507                $32,899                 $32,165
       12          $31,759                $33,144                 $32,425
     01:1          $32,012                $33,537                 $32,698
        2          $32,116                $33,648                 $32,815
        3          $32,288                $33,822                 $32,983
        4          $32,286                $33,886                 $33,006
        5          $32,508                $34,127                 $33,217
        6          $32,600                $34,260                 $33,350
        7          $32,751                $34,411                 $33,533
        8          $32,941                $34,617                 $33,761
        9          $33,002                $34,787                 $33,856
       10          $33,170                $34,938                 $33,998
       11          $33,153                $34,970                 $33,937
       12          $33,188                $35,057                 $33,964
     02:1          $33,432                $35,341                 $34,158
        2          $33,545                $35,468                 $34,321
        3          $33,357                $35,221                 $34,095
        4          $33,540                $35,488                 $34,364
        5          $33,653                $35,645                 $34,488
        6          $33,775                $35,819                 $34,671
        7          $33,873                $35,951                 $34,823
        8          $33,974                $36,071                 $34,959
        9          $34,040                $36,152                 $35,102
       10          $33,943                $36,098                 $34,953
       11          $33,984                $36,177                 $35,019
       12          $34,210                $36,407                 $35,285
     03:1          $34,250                $36,491                 $35,344
        2          $34,369                $36,583                 $35,517
        3          $34,344                $36,583                 $35,476
        4          $34,406                $36,626                 $35,556
        5          $34,605                $36,743                 $35,783
        6          $34,579                $36,791                 $35,780
        7          $34,405                $36,776                 $35,558
        8          $34,480                $36,824                 $35,650
        9          $34,694                $36,997                 $35,942
       10          $34,689                $36,956                 $35,894
       11          $34,765                $36,992                 $35,958
       12          $34,824                $37,032                 $36,004
    04:01          $34,881                $37,110                 $36,087
        2          $34,990                $37,242                 $36,258
        3          $34,959                $37,247                 $36,185

--------------------------------------------------------------------------------
Diversified Municipal
--------------------------------------------------------------------------------

Growth of $25,000(1)

 [The following table was represented as a line graph in the printed material.]

                                                             Lehman Brothers
            Diversified Municipal   Lipper Intermediate    Five-year G/O Index
Yr:Month      (after all costs)     Municipal Composite     (before all costs)
--------    ---------------------   -------------------    -------------------
     89:1          $25,000                $25,000                 $25,000
        2          $24,863                $24,893                 $24,735
        3          $24,736                $24,820                 $24,577
        4          $25,164                $25,212                 $24,999
        5          $25,550                $25,550                 $25,454
        6          $25,878                $25,829                 $25,734
        7          $26,189                $26,128                 $26,110
        8          $26,027                $26,011                 $26,008
        9          $25,973                $25,972                 $26,021
       10          $26,266                $26,203                 $26,250
       11          $26,602                $26,510                 $26,584
       12          $26,769                $26,743                 $26,799
     90:1          $26,669                $26,679                 $26,812
        2          $26,843                $26,884                 $27,013
        3          $26,823                $26,868                 $26,930
        4          $26,741                $26,723                 $26,841
        5          $27,152                $27,177                 $27,332
        6          $27,351                $27,405                 $27,532
        7          $27,637                $27,748                 $27,859
        8          $27,510                $27,501                 $27,764
        9          $27,622                $27,592                 $27,823
       10          $28,022                $27,934                 $28,232
       11          $28,403                $28,375                 $28,638
       12          $28,590                $28,517                 $28,744
     91:1          $28,933                $28,845                 $29,167
        2          $29,187                $29,096                 $29,432
        3          $29,102                $29,111                 $29,365
        4          $29,448                $29,416                 $29,732
        5          $29,565                $29,622                 $29,883
        6          $29,545                $29,593                 $29,877
        7          $29,774                $29,856                 $30,176
        8          $30,144                $30,166                 $30,565
        9          $30,443                $30,504                 $30,941
       10          $30,652                $30,758                 $31,176
       11          $30,818                $30,841                 $31,276
       12          $31,500                $31,433                 $31,980
     92:1          $31,450                $31,521                 $32,041
        2          $31,425                $31,555                 $32,060
        3          $31,229                $31,489                 $31,954
        4          $31,393                $31,732                 $32,235
        5          $31,803                $32,068                 $32,525
        6          $32,239                $32,520                 $32,994
        7          $33,167                $33,486                 $33,858
        8          $32,915                $33,148                 $33,604
        9          $33,154                $33,343                 $33,816
       10          $32,796                $33,067                 $33,708
       11          $33,281                $33,622                 $34,116
       12          $33,560                $33,908                 $34,354
     93:1          $33,893                $34,291                 $34,725
        2          $34,711                $35,313                 $35,632
        3          $34,381                $34,932                 $35,229
        4          $34,587                $35,218                 $35,455
        5          $34,642                $35,355                 $35,579
        6          $35,137                $35,868                 $36,059
        7          $35,040                $35,872                 $36,084
        8          $35,639                $36,535                 $36,575
        9          $36,007                $36,959                 $36,838
       10          $36,062                $37,037                 $36,894
       11          $35,883                $36,800                 $36,787
       12          $36,391                $37,429                 $37,291
     94:1          $36,706                $37,826                 $37,641
        2          $36,065                $37,001                 $36,937
        3          $35,366                $35,950                 $36,114
        4          $35,368                $36,133                 $36,478
        5          $35,587                $36,401                 $36,683
        6          $35,483                $36,295                 $36,598
        7          $35,871                $36,753                 $36,997
        8          $36,012                $36,896                 $37,175
        9          $35,719                $36,520                 $36,896
       10          $35,420                $36,092                 $36,689
       11          $35,020                $35,555                 $36,454
       12          $35,475                $36,084                 $36,775
     95:1          $36,132                $36,792                 $37,128
        2          $36,876                $37,564                 $37,667
        3          $37,259                $37,902                 $38,266
        4          $37,321                $37,967                 $38,369
        5          $38,266                $38,870                 $39,209
        6          $38,107                $38,727                 $39,241
        7          $38,458                $39,087                 $39,790
        8          $38,841                $39,470                 $40,192
        9          $38,993                $39,643                 $40,312
       10          $39,376                $40,024                 $40,482
       11          $39,818                $40,456                 $40,826
       12          $40,075                $40,727                 $41,050
     96:1          $40,373                $41,069                 $41,539
        2          $40,264                $40,938                 $41,398
        3          $39,891                $40,475                 $41,178
        4          $39,808                $40,398                 $41,116
        5          $39,813                $40,378                 $41,067
        6          $40,080                $40,621                 $41,359
        7          $40,366                $40,978                 $41,632
        8          $40,331                $40,986                 $41,719
        9          $40,701                $41,335                 $42,032
       10          $41,035                $41,731                 $42,423
       11          $41,640                $42,353                 $43,012
       12          $41,532                $42,226                 $42,948
     97:1          $41,687                $42,315                 $43,064
        2          $41,938                $42,624                 $43,370
        3          $41,599                $42,180                 $42,880
        4          $41,851                $42,387                 $43,094
        5          $42,281                $42,892                 $43,564
        6          $42,594                $43,278                 $43,947
        7          $43,376                $44,221                 $44,743
        8          $43,145                $43,858                 $44,505
        9          $43,532                $44,310                 $44,906
       10          $43,687                $44,514                 $45,180
       11          $43,832                $44,679                 $45,324
       12          $44,307                $45,237                 $45,732
     98:1          $44,617                $45,617                 $46,135
        2          $44,677                $45,635                 $46,190
        3          $44,709                $45,635                 $46,269
        4          $44,638                $45,393                 $46,047
        5          $45,043                $46,034                 $46,595
        6          $45,175                $46,162                 $46,739
        7          $45,297                $46,241                 $46,907
        8          $45,750                $46,916                 $47,541
        9          $46,137                $47,423                 $48,025
       10          $46,223                $47,408                 $48,126
       11          $46,252                $47,494                 $48,194
       12          $46,356                $47,655                 $48,406
     99:1          $46,841                $48,199                 $48,895
        2          $46,767                $47,924                 $48,836
        3          $46,802                $47,881                 $48,904
        4          $46,924                $48,010                 $49,046
        5          $46,795                $47,722                 $48,879
        6          $46,390                $47,040                 $48,337
        7          $46,545                $47,256                 $48,593
        8          $46,470                $47,020                 $48,593
        9          $46,491                $47,038                 $48,763
       10          $46,295                $46,695                 $48,656
       11          $46,673                $47,087                 $48,914
       12          $46,566                $46,866                 $48,752
     00:1          $46,487                $46,646                 $48,730
        2          $46,726                $47,000                 $48,880
        3          $47,350                $47,663                 $49,318
        4          $47,262                $47,472                 $49,221
        5          $47,130                $47,254                 $49,201
        6          $47,949                $48,241                 $50,111
        7          $48,407                $48,782                 $50,657
        8          $48,906                $49,377                 $51,189
        9          $48,835                $49,229                 $51,103
       10          $49,220                $49,598                 $51,466
       11          $49,438                $49,831                 $51,666
       12          $50,202                $50,878                 $52,496
     01:1          $50,751                $51,437                 $53,404
        2          $50,902                $51,586                 $53,533
        3          $51,338                $51,989                 $53,960
        4          $51,049                $51,469                 $53,674
        5          $51,567                $51,978                 $54,206
        6          $51,819                $52,311                 $54,444
        7          $52,344                $52,939                 $55,054
        8          $52,978                $53,738                 $55,792
        9          $53,051                $53,652                 $55,931
       10          $53,461                $54,151                 $56,345
       11          $53,192                $53,561                 $55,928
       12          $52,957                $53,159                 $55,637
     02:1          $53,596                $53,925                 $56,527
        2          $54,046                $54,545                 $57,155
        3          $53,304                $53,541                 $56,006
        4          $54,096                $54,580                 $57,261
        5          $54,363                $54,880                 $57,639
        6          $54,840                $55,445                 $58,267
        7          $55,329                $56,094                 $58,901
        8          $55,749                $56,627                 $59,453
        9          $56,455                $57,653                 $60,221
       10          $55,801                $56,730                 $59,625
       11          $55,669                $56,475                 $59,548
       12          $56,551                $57,660                 $60,644
     03:1          $56,501                $57,398                 $60,789
        2          $57,115                $58,211                 $61,441
        3          $57,076                $58,183                 $61,390
        4          $57,330                $58,538                 $61,642
        5          $58,389                $59,725                 $62,663
        6          $58,106                $59,446                 $62,512
        7          $56,734                $57,612                 $61,133
        8          $57,062                $58,042                 $61,572
        9          $58,395                $59,514                 $63,182
       10          $58,160                $59,183                 $62,722
       11          $58,514                $59,670                 $62,951
       12          $58,836                $60,022                 $63,180
    04:01          $59,079                $60,226                 $63,462
        2          $59,771                $61,080                 $64,299
        3          $59,514                $60,670                 $64,048

--------------------------------------------------------------------------------
California Municipal
--------------------------------------------------------------------------------

Growth of $25,000(1)

 [The following table was represented as a line graph in the printed material.]

                                      Lehman Brothers       Lipper Intermediate
           California Municipal     Five-year G/O Index         California
 Yr:Month     (after all costs)      (before all costs)     Municipal Composite
 --------  ---------------------    -------------------     -------------------
     90:8          $25,000                $25,000                 $25,000
        9          $25,155                $25,053                 $24,988
       10          $25,459                $25,421                 $25,452
       11          $25,844                $25,787                 $26,015
       12          $26,072                $25,882                 $26,127
     91:1          $26,340                $26,263                 $26,424
        2          $26,649                $26,502                 $26,557
        3          $26,566                $26,441                 $26,578
        4          $26,814                $26,771                 $26,942
        5          $26,937                $26,908                 $27,184
        6          $26,889                $26,902                 $27,108
        7          $27,112                $27,171                 $27,472
        8          $27,378                $27,522                 $27,796
        9          $27,686                $27,860                 $28,168
       10          $27,891                $28,072                 $28,430
       11          $27,989                $28,162                 $28,510
       12          $28,558                $28,796                 $29,051
     92:1          $28,610                $28,850                 $29,133
        2          $28,600                $28,868                 $29,153
        3          $28,370                $28,772                 $29,074
        4          $28,578                $29,026                 $29,278
        5          $28,916                $29,287                 $29,571
        6          $29,279                $29,709                 $29,952
        7          $30,091                $30,487                 $30,776
        8          $29,901                $30,258                 $30,440
        9          $30,111                $30,449                 $30,626
       10          $29,803                $30,352                 $30,292
       11          $30,239                $30,719                 $30,792
       12          $30,500                $30,934                 $31,054
     93:1          $30,820                $31,268                 $31,389
        2          $31,647                $32,084                 $32,347
        3          $31,314                $31,721                 $32,001
        4          $31,469                $31,924                 $32,253
        5          $31,577                $32,036                 $32,369
        6          $31,950                $32,469                 $32,826
        7          $31,855                $32,491                 $32,796
        8          $32,374                $32,933                 $33,423
        9          $32,702                $33,170                 $33,820
       10          $32,727                $33,220                 $33,875
       11          $32,544                $33,124                 $33,637
       12          $33,015                $33,578                 $34,240
     94:1          $33,326                $33,893                 $34,609
        2          $32,694                $33,259                 $33,838
        3          $32,066                $32,518                 $32,890
        4          $32,043                $32,846                 $33,025
        5          $32,213                $33,030                 $33,246
        6          $32,168                $32,954                 $33,140
        7          $32,562                $33,313                 $33,617
        8          $32,664                $33,473                 $33,745
        9          $32,381                $33,222                 $33,428
       10          $32,096                $33,036                 $32,970
       11          $31,737                $32,825                 $32,459
       12          $31,975                $33,114                 $32,825
     95:1          $32,592                $33,431                 $33,495
        2          $33,414                $33,916                 $34,239
        3          $33,727                $34,455                 $34,578
        4          $33,804                $34,549                 $34,626
        5          $34,674                $35,305                 $35,481
        6          $34,446                $35,333                 $35,258
        7          $34,807                $35,828                 $35,635
        8          $35,120                $36,190                 $36,027
        9          $35,330                $36,298                 $36,229
       10          $35,701                $36,451                 $36,624
       11          $36,150                $36,761                 $37,048
       12          $36,362                $36,963                 $37,252
     96:1          $36,708                $37,403                 $37,584
        2          $36,580                $37,276                 $37,460
        3          $36,160                $37,078                 $37,029
        4          $36,109                $37,022                 $36,999
        5          $36,084                $36,978                 $36,988
        6          $36,350                $37,241                 $37,240
        7          $36,604                $37,486                 $37,571
        8          $36,626                $37,565                 $37,571
        9          $36,955                $37,847                 $37,879
       10          $37,284                $38,199                 $38,266
       11          $37,797                $38,730                 $38,874
       12          $37,716                $38,672                 $38,730
     97:1          $37,822                $38,776                 $38,804
        2          $38,042                $39,051                 $39,052
        3          $37,705                $38,610                 $38,681
        4          $37,898                $38,803                 $38,863
        5          $38,309                $39,226                 $39,372
        6          $38,619                $39,571                 $39,730
        7          $39,374                $40,288                 $40,648
        8          $39,162                $40,074                 $40,307
        9          $39,476                $40,435                 $40,710
       10          $39,611                $40,681                 $40,820
       11          $39,739                $40,812                 $40,987
       12          $40,108                $41,179                 $41,479
     98:1          $40,439                $41,541                 $41,869
        2          $40,519                $41,591                 $41,927
        3          $40,487                $41,662                 $41,856
        4          $40,393                $41,462                 $41,617
        5          $40,840                $41,955                 $42,192
        6          $40,959                $42,085                 $42,302
        7          $41,068                $42,237                 $42,428
        8          $41,530                $42,807                 $43,065
        9          $41,989                $43,244                 $43,702
       10          $42,030                $43,334                 $43,641
       11          $42,140                $43,395                 $43,759
       12          $42,163                $43,586                 $43,776
     99:1          $42,589                $44,026                 $44,289
        2          $42,484                $43,973                 $44,080
        3          $42,539                $44,035                 $44,147
        4          $42,586                $44,163                 $44,182
        5          $42,376                $44,012                 $43,912
        6          $42,044                $43,524                 $43,289
        7          $42,208                $43,755                 $43,527
        8          $42,105                $43,755                 $43,335
        9          $42,243                $43,908                 $43,491
       10          $42,035                $43,811                 $43,122
       11          $42,342                $44,043                 $43,505
       12          $42,137                $43,898                 $43,192
     00:1          $42,158                $43,878                 $43,218
        2          $42,497                $44,013                 $43,581
        3          $43,082                $44,407                 $44,261
        4          $42,842                $44,320                 $44,000
        5          $42,874                $44,302                 $43,987
        6          $43,594                $45,121                 $44,937
        7          $43,999                $45,613                 $45,458
        8          $44,600                $46,092                 $46,163
        9          $44,540                $46,015                 $45,983
       10          $44,798                $46,342                 $46,277
       11          $45,055                $46,522                 $46,504
       12          $45,731                $47,269                 $47,336
     01:1          $46,213                $48,087                 $47,937
        2          $46,311                $48,202                 $47,995
        3          $46,529                $48,587                 $48,220
        4          $46,134                $48,330                 $47,507
        5          $46,587                $48,808                 $48,134
        6          $46,770                $49,023                 $48,427
        7          $47,229                $49,572                 $49,004
        8          $47,917                $50,237                 $49,925
        9          $47,803                $50,362                 $49,795
       10          $48,223                $50,735                 $50,313
       11          $48,037                $50,359                 $49,885
       12          $47,820                $50,097                 $49,461
     02:1          $48,346                $50,899                 $50,228
        2          $48,705                $51,464                 $50,755
        3          $47,963                $50,430                 $49,695
        4          $48,585                $51,559                 $50,624
        5          $48,911                $51,899                 $51,024
        6          $49,215                $52,465                 $51,345
        7          $49,594                $53,036                 $51,879
        8          $50,053                $53,533                 $52,491
        9          $50,801                $54,225                 $53,580
       10          $49,828                $53,688                 $52,358
       11          $49,835                $53,619                 $52,310
       12          $50,600                $54,606                 $53,234
     03:1          $50,464                $54,737                 $52,874
        2          $51,061                $55,323                 $53,486
        3          $51,083                $55,278                 $53,484
        4          $51,367                $55,505                 $53,794
        5          $52,257                $56,423                 $54,846
        6          $51,929                $56,288                 $54,438
        7          $50,741                $55,046                 $52,856
        8          $51,024                $55,441                 $53,200
        9          $52,018                $56,891                 $54,474
       10          $51,877                $56,477                 $54,293
       11          $52,185                $56,683                 $54,720
       12          $52,461                $56,889                 $55,041
    04:01          $52,630                $57,143                 $55,196
        2          $53,268                $57,897                 $55,954
        3          $53,035                $57,671                 $55,534

--------------------------------------------------------------------------------
New York Municipal
--------------------------------------------------------------------------------

Growth of $25,000(1)

 [The following table was represented as a line graph in the printed material.]

                                     Lipper Intermediate      Lehman Brothers
              New York Municipal           New York         Five-year G/O Index
Yr:Month      (after all costs)      Municipal Composite     (before all costs)
--------    ---------------------    -------------------    -------------------
     89:1          $25,000                $25,000                 $25,000
        2          $24,881                $24,750                 $24,735
        3          $24,809                $24,750                 $24,577
        4          $25,201                $25,389                 $24,999
        5          $25,589                $25,868                 $25,454
        6          $26,022                $26,197                 $25,734
        7          $26,313                $26,469                 $26,110
        8          $26,154                $26,221                 $26,008
        9          $26,119                $26,105                 $26,021
       10          $26,415                $26,319                 $26,250
       11          $26,731                $26,725                 $26,584
       12          $26,872                $26,928                 $26,799
     90:1          $26,733                $26,658                 $26,812
        2          $26,912                $26,888                 $27,013
        3          $26,920                $26,842                 $26,930
        4          $26,800                $26,514                 $26,841
        5          $27,193                $27,167                 $27,332
        6          $27,412                $27,463                 $27,532
        7          $27,703                $27,960                 $27,859
        8          $27,579                $27,420                 $27,764
        9          $27,718                $27,341                 $27,823
       10          $28,096                $27,620                 $28,232
       11          $28,494                $28,222                 $28,638
       12          $28,658                $28,323                 $28,744
     91:1          $28,979                $28,706                 $29,167
        2          $29,257                $28,878                 $29,432
        3          $29,267                $28,985                 $29,365
        4          $29,548                $29,437                 $29,732
        5          $29,712                $29,664                 $29,883
        6          $29,717                $29,634                 $29,877
        7          $29,973                $30,117                 $30,176
        8          $30,301                $30,554                 $30,565
        9          $30,585                $31,015                 $30,941
       10          $30,796                $31,313                 $31,176
       11          $30,916                $31,354                 $31,276
       12          $31,642                $31,999                 $31,980
     92:1          $31,552                $31,823                 $32,041
        2          $31,632                $31,941                 $32,060
        3          $31,492                $32,043                 $31,954
        4          $31,761                $32,383                 $32,235
        5          $32,079                $32,856                 $32,525
        6          $32,544                $33,536                 $32,994
        7          $33,479                $34,763                 $33,858
        8          $33,211                $34,235                 $33,604
        9          $33,432                $34,338                 $33,816
       10          $33,106                $34,018                 $33,708
       11          $33,551                $34,586                 $34,116
       12          $33,820                $34,901                 $34,354
     93:1          $34,138                $35,271                 $34,725
        2          $35,046                $36,294                 $35,632
        3          $34,698                $35,960                 $35,229
        4          $34,941                $36,233                 $35,455
        5          $35,058                $36,415                 $35,579
        6          $35,516                $36,884                 $36,059
        7          $35,424                $36,873                 $36,084
        8          $35,981                $37,507                 $36,575
        9          $36,334                $37,822                 $36,838
       10          $36,393                $37,909                 $36,894
       11          $36,170                $37,652                 $36,787
       12          $36,714                $38,296                 $37,291
     94:1          $37,013                $38,701                 $37,641
        2          $36,374                $37,916                 $36,937
        3          $35,650                $36,903                 $36,114
        4          $35,660                $37,092                 $36,478
        5          $35,938                $37,388                 $36,683
        6          $35,864                $37,317                 $36,598
        7          $36,314                $37,761                 $36,997
        8          $36,384                $37,882                 $37,175
        9          $36,038                $37,503                 $36,896
       10          $35,665                $37,068                 $36,689
       11          $35,237                $36,527                 $36,454
       12          $35,779                $37,053                 $36,775
     95:1          $36,416                $37,661                 $37,128
        2          $37,197                $38,418                 $37,667
        3          $37,522                $38,718                 $38,266
        4          $37,644                $38,795                 $38,369
        5          $38,626                $39,714                 $39,209
        6          $38,465                $39,583                 $39,241
        7          $38,791                $39,971                 $39,790
        8          $39,206                $40,395                 $40,192
        9          $39,330                $40,548                 $40,312
       10          $39,721                $40,950                 $40,482
       11          $40,171                $41,392                 $40,826
       12          $40,419                $41,641                 $41,050
     96:1          $40,725                $41,990                 $41,539
        2          $40,529                $41,801                 $41,398
        3          $40,181                $41,379                 $41,178
        4          $40,131                $41,263                 $41,116
        5          $40,108                $41,201                 $41,067
        6          $40,379                $41,482                 $41,359
        7          $40,673                $41,884                 $41,632
        8          $40,646                $41,859                 $41,719
        9          $41,026                $42,269                 $42,032
       10          $41,401                $42,654                 $42,423
       11          $41,928                $43,336                 $43,012
       12          $41,845                $43,176                 $42,948
     97:1          $41,973                $43,228                 $43,064
        2          $42,260                $43,560                 $43,370
        3          $41,887                $43,094                 $42,880
        4          $42,143                $43,318                 $43,094
        5          $42,548                $43,886                 $43,564
        6          $42,870                $44,312                 $43,947
        7          $43,663                $45,344                 $44,743
        8          $43,396                $44,950                 $44,505
        9          $43,790                $45,417                 $44,906
       10          $43,981                $45,576                 $45,180
       11          $44,099                $45,758                 $45,324
       12          $44,582                $46,349                 $45,732
     98:1          $44,931                $46,743                 $46,135
        2          $44,962                $46,757                 $46,190
        3          $44,995                $46,710                 $46,269
        4          $44,826                $46,402                 $46,047
        5          $45,370                $47,125                 $46,595
        6          $45,542                $47,281                 $46,739
        7          $45,602                $47,333                 $46,907
        8          $46,164                $48,052                 $47,541
        9          $46,556                $48,624                 $48,025
       10          $46,675                $48,610                 $48,126
       11          $46,771                $48,673                 $48,194
       12          $46,904                $48,863                 $48,406
     99:1          $47,428                $49,444                 $48,895
        2          $47,282                $49,157                 $48,836
        3          $47,314                $49,103                 $48,904
        4          $47,407                $49,226                 $49,046
        5          $47,208                $48,931                 $48,879
        6          $46,726                $48,216                 $48,337
        7          $46,917                $48,443                 $48,593
        8          $46,840                $48,244                 $48,593
        9          $46,899                $48,288                 $48,763
       10          $46,668                $47,877                 $48,656
       11          $47,056                $48,318                 $48,914
       12          $46,889                $48,076                 $48,752
     00:1          $46,846                $47,874                 $48,730
        2          $47,163                $48,257                 $48,880
        3          $47,763                $49,044                 $49,318
        4          $47,601                $48,789                 $49,221
        5          $47,533                $48,594                 $49,201
        6          $48,395                $49,702                 $50,111
        7          $48,825                $50,298                 $50,657
        8          $49,329                $50,982                 $51,189
        9          $49,211                $50,798                 $51,103
       10          $49,604                $51,276                 $51,466
       11          $49,853                $51,543                 $51,666
       12          $50,731                $52,707                 $52,496
     01:1          $51,284                $53,340                 $53,404
        2          $51,357                $53,420                 $53,533
        3          $51,756                $53,895                 $53,960
        4          $51,494                $53,416                 $53,674
        5          $51,972                $53,977                 $54,206
        6          $52,182                $54,284                 $54,444
        7          $52,669                $54,909                 $55,054
        8          $53,305                $55,782                 $55,792
        9          $53,144                $55,369                 $55,931
       10          $53,632                $55,884                 $56,345
       11          $53,277                $55,353                 $55,928
       12          $53,036                $54,921                 $55,637
     02:1          $53,758                $55,816                 $56,527
        2          $54,287                $56,525                 $57,155
        3          $53,522                $55,400                 $56,006
        4          $54,321                $56,525                 $57,261
        5          $54,543                $56,774                 $57,639
        6          $55,024                $57,330                 $58,267
        7          $55,516                $57,966                 $58,901
        8          $56,016                $58,563                 $59,453
        9          $56,774                $59,620                 $60,221
       10          $56,109                $58,714                 $59,625
       11          $55,889                $58,361                 $59,548
       12          $56,900                $59,581                 $60,644
     03:1          $56,841                $59,246                 $60,789
        2          $57,500                $60,103                 $61,441
        3          $57,376                $60,001                 $61,390
        4          $57,668                $60,415                 $61,642
        5          $58,695                $61,718                 $62,663
        6          $58,445                $61,317                 $62,512
        7          $57,048                $59,343                 $61,133
        8          $57,379                $59,832                 $61,572
        9          $58,734                $61,410                 $63,182
       10          $58,456                $61,015                 $62,722
       11          $58,858                $61,551                 $62,951
       12          $59,148                $61,926                 $63,180
    04:01          $59,401                $62,052                 $63,462
        2          $60,105                $62,955                 $64,299
        3          $59,803                $62,398                 $64,048

Sanford C. Bernstein Fund II, Inc.
--------------------------------------------------------------------------------
Taxable-Bond Portfolio

--------------------------------------------------------------------------------
Intermediate Duration Institutional
--------------------------------------------------------------------------------

Growth of $25,000(1)

 [The following table was represented as a line graph in the printed material.]

            Intermediate Duration                            Lehman Brothers
                 Institutional      Lipper Intermediate    Aggregate Bond Index
Yr:Month      (after all costs)        Bond Composite       (before all costs)
--------    ---------------------   -------------------    --------------------
     02:5          $25,000                $25,000                 $25,000
        6          $24,908                $25,060                 $25,216
        7          $25,077                $25,215                 $25,520
        8          $25,578                $25,639                 $25,951
        9          $25,878                $25,975                 $26,372
       10          $25,788                $25,837                 $26,252
       11          $25,923                $25,897                 $26,245
       12          $26,432                $26,414                 $26,787
     03:1          $26,474                $26,450                 $26,809
        2          $26,840                $26,813                 $27,180
        3          $26,816                $26,809                 $27,160
        4          $27,155                $27,077                 $27,384
        5          $27,624                $27,572                 $27,894
        6          $27,541                $27,538                 $27,839
        7          $26,623                $26,647                 $26,903
        8          $26,875                $26,811                 $27,082
        9          $27,545                $27,493                 $27,798
       10          $27,378                $27,276                 $27,539
       11          $27,498                $27,347                 $27,605
       12          $27,842                $27,607                 $27,886
    04:01          $28,034                $27,811                 $28,110
        2          $28,282                $28,063                 $28,415
        3          $28,480                $28,261                 $28,627

--------------------------------------------------------------------------------
The performance returns quoted above represent past performance and do not guarantee future results. The investment return and principal value of an investment in the funds will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance information is as of the date shown, and current performance may be lower or higher than the performance returns quoted. For performance information current to the most recent month-end, please visit our website at www.bernstein.com and click on "Updated Fund Performance" at the bottom of any screen.


--------------------------------------------------------------------------------
                                                     2004 Semiannual Report    5

--------------------------------------------------------------------------------

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Statements of Assets and Liabilities--March 31, 2004 (Unaudited)

                                                                           TAX-MANAGED                             EMERGING
                                                                          INTERNATIONAL      INTERNATIONAL       MARKETS VALUE
                                                                            PORTFOLIO          PORTFOLIO          PORTFOLIO
===============================================================================================================================
ASSETS
  Investments in securities at value (including investments of  cash
    collateral for securities loaned of: International, $550,334,000)    $ 4,249,467,611    $ 2,606,729,940    $ 1,197,601,372
  Repurchase agreements at value                                              44,406,000         27,647,000         10,122,000
  Foreign currency at value (a)                                           66,661,401 (b)     15,926,916 (b)         22,502,768
  Cash in bank                                                                       227                128                486
  Receivables:
    Interest                                                                         925                576                211
    Dividends                                                                 17,530,343          8,889,708          6,793,410
    Investment securities sold                                                11,208,296          7,697,501          4,714,249
    Capital shares sold                                                        7,180,892          1,336,364          1,131,742
    Foreign withholding tax reclaims                                           1,182,376            855,449             13,078
    Margin due from broker on futures contracts                                        0             21,944                  0
                                                                         ---------------    ---------------    ---------------
  Total assets                                                             4,397,638,071      2,669,105,526      1,242,879,316
                                                                         ---------------    ---------------    ---------------
LIABILITIES
  Payable for collateral on securities lending at value (Note 1L)                      0        550,334,000                  0
  Payables:
    Investment securities purchased                                           18,187,076         12,311,936          7,829,846
    Capital shares redeemed                                                            0              2,005                  0
    Management fee (Note 2A)                                                   3,345,522          1,658,264          1,240,474
    Shareholder servicing and administration fee (Note 2B)                       906,217            436,675            254,559
    Distribution fee payable                                                          59              1,215                  0
    Accrued expenses                                                             175,155            107,536             32,737
    Foreign capital gains taxes                                                        0                  0         13,288,719
    Margin owed to broker on futures contracts                                     6,897                  0                  0
                                                                         ---------------    ---------------    ---------------
  Total liabilities                                                           22,620,926        564,851,631         22,646,335
                                                                         ---------------    ---------------    ---------------
  NET ASSETS (c)                                                         $ 4,375,017,145    $ 2,104,253,895    $ 1,220,232,981
                                                                         ===============    ===============    ===============
  Cost of investments (including cash collateral on
    securities loaned)                                                   $ 3,474,325,532    $ 2,257,478,724    $   819,906,138
  SHARES OF CAPITAL STOCK OUTSTANDING                                                                               44,935,697
                                                                                                               ===============
  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                                                                   $         27.16
                                                                                                               ===============
NET ASSETS CONSIST OF:
Capital stock, at par                                                    $       217,167    $       112,942    $        44,936
Additional paid-in capital                                                 3,491,975,498      2,048,708,962        865,709,027
Undistributed net investment income/(excess distributions)                      (255,840)          (334,974)         2,120,391
Accumulated net realized gain (loss) on investment, futures,
  and foreign currency transactions                                           62,173,779       (321,855,353)       (23,069,034)
Unrealized appreciation (depreciation) of:
  Investments and futures                                                    819,989,525        377,333,299        375,379,934*
  Foreign currency denominated assets and liabilities                            917,016            289,019             47,727
                                                                         ---------------    ---------------    ---------------
                                                                         $ 4,375,017,145    $ 2,104,253,895    $ 1,220,232,981
                                                                         ===============    ===============    ===============

(a)   Cost: $66,039,630, $15,847,650, and $22,491,785, respectively (Note 1)
(b) The amounts of U.S. $4,577,598 and $2,139,275, respectively, have been segregated as collateral for the financial futures contracts outstanding at March 31, 2004.
(c) See page 7 for share class information on net asset value, offering price, and redemption price per share of the Tax-Managed International and International Portfolios.

*     Net of accrued foreign capital gains taxes of $13,288,719

See Notes to Financial Statements. The Schedules of Investments, an integral part of the financial statements for each Portfolio, are included as inserts to this Report.


--------------------------------------------------------------------------------
6   Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                                       TAX-MANAGED
                                                      INTERNATIONAL        INTERNATIONAL
                                                        PORTFOLIO            PORTFOLIO
=========================================================================================
Calculation of Maximum Offering Price

Tax-Managed International Class Shares
  Net Assets                                         $ 4,374,932,261
  Shares of capital stock outstanding                    217,162,503
                                                     ---------------
  Net asset value and offering price per share       $         20.15
                                                     ===============

International Class Shares
Net Assets                                                                $ 2,101,463,718
  Shares of capital stock outstanding                                         112,792,393
                                                                          ---------------
  Net asset value and offering price per share                            $         18.63
                                                                          ===============

Class A Shares
  Net Assets                                         $        20,651      $     1,087,612
  Shares of capital stock outstanding                      1,025.376               58,383
                                                     ---------------      ---------------
  Net asset value and redemption price per share     $         20.14      $         18.63
  Sales charge--4.25% of public offering price                   .89                  .83
                                                     ---------------      ---------------
  Maximum offering price                             $         21.03      $         19.46
                                                     ===============      ===============

  Class B Shares
  Net Assets                                         $        19,649      $       356,989
  Shares of capital stock outstanding                        976.520               19,186
                                                     ---------------      ---------------
  Net asset value and offering price per share       $         20.12      $         18.61
                                                     ===============      ===============

Class C Shares
  Net Assets                                         $        44,584      $     1,335,737
  Shares of capital stock outstanding                      2,216.405               71,784
                                                     ---------------      ---------------
  Net asset value and offering price per share       $         20.12      $         18.61
                                                     ===============      ===============

  Class R Shares
  Net Assets                                                              $         9,839
  Shares of capital stock outstanding                                                 528
                                                                          ---------------
  Net asset value and offering price per share                            $         18.63
                                                                          ===============


--------------------------------------------------------------------------------
                                                     2004 Semiannual Report    7

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Statements of Assets and Liabilities--March 31, 2004 (Unaudited)
(continued)

                                                                                                         INTERMEDIATE
                                                                   INTERMEDIATE      U.S. GOVERNMENT       DURATION
                                                                     DURATION        SHORT DURATION      INSTITUTIONAL
                                                                    PORTFOLIO           PORTFOLIO          PORTFOLIO
=======================================================================================================================
ASSETS
  Investments in securities at value                              $ 2,678,262,414    $   111,001,049    $   581,307,656
  Repurchase agreements at value                                      700,456,000                  0        121,423,000
  Cash in bank                                                                  0              6,100             69,210
  Receivables:
    Interest                                                           19,353,403            813,935          3,882,418
    Investment securities sold                                         97,761,742          2,504,600         20,560,303
    Capital shares sold                                                 4,243,626              3,400             62,282
  Appreciation of swap agreement (Note 1M)                                      0                  0                  0
                                                                  ---------------    ---------------    ---------------
  Total assets                                                      3,500,077,185        114,329,084        727,304,869
                                                                  ---------------    ---------------    ---------------
LIABILITIES
  Due to custodian                                                      1,386,983                  0                  0
  Payables:
    Payable for reverse repurchase agreement (Note 1N)                          0          4,732,244                  0
    Investment securities purchased                                   812,939,454          8,713,227        170,788,247
    Deferred income on dollar rolls                                       589,781             11,494            129,831
    Dividends to shareholders                                           2,510,239             66,187            526,243
    Management fee (Note 2A)                                            1,057,275             42,993            174,694
    Shareholder servicing and administration fee (Note 2B)                225,377              8,598                  0
    Accrued expenses                                                      190,729             48,208            118,103
    Margin owed to broker on futures contracts                                  0             27,828                  0
  Depreciation of swap agreement (Note 1M)                                      0                  0                  0
                                                                  ---------------    ---------------    ---------------
  Total liabilities                                                   818,899,838         13,650,779        171,737,118
                                                                  ---------------    ---------------    ---------------
  NET ASSETS                                                      $ 2,681,177,347    $   100,678,305    $   555,567,751
                                                                  ===============    ===============    ===============
  Cost of investments                                             $ 3,332,893,433    $   110,288,734    $   694,073,477
                                                                  ===============    ===============    ===============
  SHARES OF CAPITAL STOCK OUTSTANDING                                 196,871,024          7,824,988         35,324,999
                                                                  ===============    ===============    ===============
  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                      $         13.62    $         12.87    $         15.73
                                                                  ===============    ===============    ===============
NET ASSETS CONSIST OF:
Capital stock, at par                                             $       196,871    $         7,825    $        35,325
Additional paid-in capital                                          2,613,730,821         99,876,679        540,215,131
Undistributed net investment income/(excess distributions)             (3,749,869)           (91,552)          (217,407)
Accumulated net realized gain (loss) on investment, futures,
  and foreign currency transactions                                    25,174,543            197,942          6,877,523
Unrealized appreciation (depreciation) of
  investments, futures, and swaps                                      45,824,981            687,411          8,657,179
                                                                  ---------------    ---------------    ---------------
                                                                  $ 2,681,177,347    $   100,678,305    $   555,567,751
                                                                  ===============    ===============    ===============

                                                                  SHORT DURATION      SHORT DURATION     SHORT DURATION
                                                                   DIVERSIFIED          CALIFORNIA          NEW YORK
                                                                    MUNICIPAL           MUNICIPAL          MUNICIPAL
                                                                    PORTFOLIO           PORTFOLIO          PORTFOLIO
=======================================================================================================================
ASSETS
  Investments in securities at value                              $   258,263,380    $    77,880,898    $   121,203,422
  Repurchase agreements at value                                                0                  0                  0
  Cash in bank                                                                  0            125,192                  0
  Receivables:
    Interest                                                            3,452,558            807,115          1,434,805
    Investment securities sold                                          2,000,000                  0          1,060,000
    Capital shares sold                                                    96,550                  0            107,600
  Appreciation of swap agreement (Note 1M)                                 46,219                  0             23,109
                                                                  ---------------    ---------------    ---------------
  Total assets                                                        263,858,707         78,813,205        123,828,936
                                                                  ---------------    ---------------    ---------------
LIABILITIES
  Due to custodian                                                         18,206                  0             40,048
  Payables:
    Payable for reverse repurchase agreement (Note 1N)                          0                  0                  0
    Investment securities purchased                                    18,748,322            390,000          2,220,000
    Deferred income on dollar rolls                                             0                  0                  0
    Dividends to shareholders                                             111,179             33,288             57,963
    Management fee (Note 2A)                                              103,831             33,864             51,746
    Shareholder servicing and administration fee (Note 2B)                 20,867              6,744             10,345
    Accrued expenses                                                       77,381             34,960             63,047
    Margin owed to broker on futures contracts                                  0                  0                  0
  Depreciation of swap agreement (Note 1M)                                165,218              2,458             82,885
                                                                  ---------------    ---------------    ---------------
  Total liabilities                                                    19,245,004            501,314          2,526,034
                                                                  ---------------    ---------------    ---------------
  NET ASSETS                                                      $   244,613,703    $    78,311,891    $   121,302,902
                                                                  ===============    ===============    ===============
  Cost of investments                                             $   256,818,582    $    77,344,670    $   120,047,234
                                                                  ===============    ===============    ===============
  SHARES OF CAPITAL STOCK OUTSTANDING                                  19,318,057          6,187,121          9,679,032
                                                                  ===============    ===============    ===============
  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                      $         12.66    $         12.66    $         12.53
                                                                  ===============    ===============    ===============
NET ASSETS CONSIST OF:
Capital stock, at par                                             $        19,318    $         6,187    $         9,679
Additional paid-in capital                                            243,281,096         77,788,327        120,786,170
Undistributed net investment income/(excess distributions)                (11,190)           (18,340)              (766)
Accumulated net realized gain (loss) on investment, futures,
  and foreign currency transactions                                        (1,320)             1,947           (588,593)
Unrealized appreciation (depreciation) of
  investments, futures, and swaps                                       1,325,799            533,770          1,096,412
                                                                  ---------------    ---------------    ---------------
                                                                  $   244,613,703    $    78,311,891    $   121,302,902
                                                                  ===============    ===============    ===============

See Notes to Financial Statements. The Schedules of Investments, an integral part of the financial statements for each Portfolio, are included as inserts to this Report.


                                     8 & 9

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Statements of Assets and Liabilities--March 31, 2004 (Unaudited)
(continued)

                                                                       DIVERSIFIED           CALIFORNIA             NEW YORK
                                                                   MUNICIPAL PORTFOLIO   MUNICIPAL PORTFOLIO   MUNICIPAL PORTFOLIO
==================================================================================================================================
ASSETS
  Investments in securities at value                                 $ 2,634,631,956       $   893,827,263       $ 1,264,432,203
  Cash in bank                                                               287,978                68,990                10,801
  Receivables:
     Interest                                                             35,777,099            11,092,811            18,118,802
     Investment securities sold                                              470,269                     0             7,776,179
     Capital shares sold                                                   4,528,050               748,567             2,226,651
   Appreciation of swap agreement (Note 1M)                                  275,372                95,801               281,148
                                                                     ---------------       ---------------       ---------------
  Total assets                                                         2,675,970,724           905,833,432         1,292,845,784
                                                                     ---------------       ---------------       ---------------

LIABILITIES
  Payables:
     Dividends to shareholders                                             2,111,647               683,044             1,033,439
     Investment securities purchased                                      28,403,221            14,309,333            18,766,654
     Capital shares redeemed                                                 510,284               160,729               362,277
     Management fee (Note 2A)                                              1,050,027               379,179               527,417
     Shareholder servicing and administration fee (Note 2B)                  194,481                64,994                91,228
     Distribution fee payable                                                218,119                82,070               127,644
     Accrued expenses                                                        599,991               213,035               400,641
     Margin owed to broker on futures contracts                                    0                 6,906                 7,969
  Depreciation of swap agreement (Note 1M)                                   454,473               186,904               741,229
                                                                     ---------------       ---------------       ---------------
  Total liabilities                                                       33,542,243            16,086,194            22,058,498
                                                                     ---------------       ---------------       ---------------
  NET ASSETS (d)                                                     $ 2,642,428,481       $   889,747,238       $ 1,270,787,286
                                                                     ===============       ===============       ===============
Cost of investments                                                  $ 2,530,390,196       $   862,014,692       $ 1,208,553,839
                                                                     ===============       ===============       ===============

NET ASSETS CONSIST OF:
  Capital stock, at par                                              $       183,688       $        61,340       $        89,281
  Additional paid-in capital                                           2,540,631,099           857,933,550         1,217,450,498
  Undistributed net investment income/(excess distributions)                  24,852               (34,764)                4,122
  Accumulated net realized gain (loss) on investment
      and futures transactions                                            (2,473,817)               70,925            (2,170,210)
  Unrealized appreciation/(depreciation) of investments,
      futures, and swaps                                                 104,062,659            31,716,187            55,413,595
                                                                     ---------------       ---------------       ---------------
                                                                     $ 2,642,428,481       $   889,747,238       $ 1,270,787,286
                                                                     ===============       ===============       ===============


(d) See page 11 for share class information on net asset value, offering price, and redemption price per share of the Diversified Municipal, California Municipal, and New York Municipal Portfolios.

See Notes to Financial Statements. The Schedules of Investments, an integral part of the financial statements for each Portfolio, are included as inserts to this Report.


--------------------------------------------------------------------------------
10   Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                                        DIVERSIFIED        CALIFORNIA        NEW YORK
                                                         MUNICIPAL         MUNICIPAL        MUNICIPAL
                                                         PORTFOLIO         PORTFOLIO        PORTFOLIO
========================================================================================================
CALCULATION OF MAXIMUM OFFERING PRICE

  Municipal Class Shares
  Net Assets                                          $ 2,297,161,730   $  761,788,077   $ 1,072,264,084
  Shares of capital stock outstanding                     159,694,116       52,518,029        75,327,380
                                                      ---------------   --------------   ---------------
  Net asset value and offering price per share        $         14.38   $        14.51   $         14.23
                                                      ===============   ==============   ===============

Class A Shares
  Net Assets                                          $   128,510,523   $   46,228,893   $    71,023,357
  Shares of capital stock outstanding                       8,930,894        3,187,263         4,991,850
                                                      ---------------   --------------   ---------------
  Net asset value and redemption price per share      $         14.39   $        14.50   $         14.23
  Sales charge--4.25% of public offering price                    .64              .64               .63
                                                      ---------------   --------------   ---------------
  Maximum offering price                              $         15.03   $        15.14   $         14.86
                                                      ===============   ==============   ===============

Class B Shares
  Net Assets                                          $   109,383,831   $   38,718,875   $    63,722,068
  Shares of capital stock outstanding                       7,600,774        2,669,002         4,480,124
                                                      ---------------   --------------   ---------------
  Net asset value and offering price per share        $         14.39   $        14.51   $         14.22
                                                      ===============   ==============   ===============

Class C Shares
  Net Assets                                          $   107,372,397   $   43,011,393   $    63,777,777
  Shares of capital stock outstanding                       7,461,723        2,965,397         4,481,814
                                                      ---------------   --------------   ---------------
  Net asset value and offering price per share        $         14.39   $        14.50   $         14.23
                                                      ===============   ==============   ===============


--------------------------------------------------------------------------------
                                                     2004 Semiannual Report   11

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Statements of Assets and Liabilities--March 31, 2004 (Unaudited)
(continued)

                                                                      SHORT
                                                                  DURATION PLUS
                                                                    PORTFOLIO
================================================================================
ASSETS
  Investments in securities at value                              $ 645,345,272
  Cash in bank                                                          111,262
  Receivables:
    Interest                                                          4,655,409
    Investment securities sold                                       11,166,342
    Capital shares sold                                               1,549,773
  Other assets                                                           23,238
                                                                  -------------
  Total assets                                                      662,851,296
                                                                  -------------
LIABILITIES
  Payables:
    Payable for reverse repurchase agreement (Note 1N)               25,555,320
    Investment securities purchased                                  71,458,961
    Capital shares redeemed                                              88,700
    Deferred income on dollar rolls                                      78,853
    Dividends to shareholders                                           396,991
    Management fee (Note 2A)                                            233,147
    Shareholder servicing and administration fee (Note 2B)               34,187
    Distribution fee payable                                             82,735
    Accrued expenses                                                     32,411
    Margin owed to broker on futures contracts                          275,906
                                                                  -------------
  Total liabilities                                                  98,237,211
                                                                  -------------
  NET ASSETS                                                      $ 564,614,085
                                                                  =============
  Cost of investments                                             $ 639,340,315
                                                                  =============
NET ASSETS CONSIST OF:
  Capital stock, at par                                           $      43,939
  Additional paid-in capital                                        559,488,252
  Undistributed net investment income/
    (excess distributions)                                             (804,637)
  Accumulated net realized gain on
    investment transactions                                             170,770
  Unrealized appreciation/(depreciation) of
    investments and futures                                           5,715,761
                                                                  -------------
                                                                  $ 564,614,085
                                                                  =============

                                                                      SHORT
                                                                  DURATION PLUS
                                                                    PORTFOLIO
================================================================================
CALCULATION OF MAXIMUM OFFERING PRICE

Short Duration Plus Class Shares
  Net assets                                                      $ 406,002,167
  Shares of capital stock outstanding                                31,595,564
                                                                  -------------
  Net asset value and offering price per share                    $       12.85
                                                                  =============
Short Duration Class A Shares
  Net assets                                                      $  82,868,523
  Shares of capital stock outstanding                                 6,448,021
                                                                  -------------
  Net asset value and redemption price per share                  $       12.85
  Sales charge--4.25% of public offering price                             0.57
                                                                  -------------
  Maximum offering price                                          $       13.42
                                                                  =============
Short Duration Class B Shares
  Net assets                                                      $  38,179,573
  Shares of capital stock outstanding                                 2,971,370
                                                                  -------------
  Net asset value and offering price per share                    $       12.85
                                                                  =============
Short Duration Class C Shares
  Net assets                                                      $  37,553,803
  Shares of capital stock outstanding                                 2,923,685
                                                                  -------------
  Net asset value and offering price per share                    $       12.84
                                                                  =============
Short Duration Class R Shares
  Net assets                                                      $      10,019
  Shares of capital stock outstanding                                   779.423
                                                                  -------------
  Net asset value and offering price per share                    $       12.85
                                                                  =============

See Notes to Financial Statements. The Schedules of Investments, an integral part of the financial statements for each Portfolio, are included as inserts to this Report.


--------------------------------------------------------------------------------
12   Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                       This page intentionally left blank.


--------------------------------------------------------------------------------
                                                     2004 Semiannual Report   13

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Statements of Operations for the Six Months Ended March 31, 2004 (Unaudited)

                                                                                                                EMERGING
                                                                              TAX-MANAGED                        MARKETS
                                                                             INTERNATIONAL    INTERNATIONAL        VALUE
                                                                               PORTFOLIO        PORTFOLIO        PORTFOLIO
=============================================================================================================================
INVESTMENT INCOME
  Income:
     Interest                                                                $     930,975    $     435,004    $      31,085
     Dividends (net of foreign withholding taxes of
     $2,633,698, $1,353,040, and $2,231,523, respectively)                      25,255,175       12,594,775       15,308,520
                                                                             -------------    -------------    -------------
  Total income                                                                  26,186,150       13,029,779       15,339,605
                                                                             -------------    -------------    -------------
  Expenses (Notes 1 and 2):
    Management fee                                                              18,644,939        9,464,950        6,798,574
    Shareholder servicing fee                                                    5,040,235        2,489,728        1,371,905
    Custodian and transfer agent fees                                              948,765          491,056          964,212
    Distribution fees-Class A                                                            8              285                0
    Distribution fees-Class B                                                           26              240                0
    Distribution fees-Class C                                                           52              945                0
    Distribution fees-Class R                                                            0                6                0
    Auditing and tax fees                                                           63,583           39,316           19,820
    Directors' fees and expenses                                                    38,571           21,501            9,264
    Legal fees                                                                      38,458           43,993            9,212
    Registration fees                                                               80,901           29,474           27,612
    Printing fees                                                                   17,267           16,930            4,098
    Miscellaneous                                                                   46,363           31,341           34,708
                                                                             -------------    -------------    -------------
  Total expenses before interest expense                                        24,919,168       12,629,765        9,239,405
  Interest expense                                                                       0                0                0
                                                                             -------------    -------------    -------------
  Total expenses                                                                24,919,168       12,629,765        9,239,405
  Less: expenses waived and reimbursed by the
  Adviser or Transfer Agent (Note 2B)                                               (3,000)               0                0
                                                                             -------------    -------------    -------------
  Net expenses                                                                  24,916,168       12,629,765        9,239,405
                                                                             -------------    -------------    -------------
  Net investment income                                                          1,269,982          400,014        6,100,200
                                                                             -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENT AND FOREIGN
CURRENCY TRANSACTIONS
  Net realized gain (loss) on:
    Investment transactions                                                    221,755,576       94,194,948       88,460,544*
    Futures transactions                                                         2,425,530          260,340                0
    Foreign currency transactions                                                8,529,206        3,907,365         (181,465)
                                                                             -------------    -------------    -------------
  Net realized gain (loss) on investment
  and foreign currency transactions                                            232,710,312       98,362,653       88,279,079
                                                                             -------------    -------------    -------------
  Net increase (decrease) in unrealized appreciation/(depreciation) of:
    Investments, futures, and swaps                                            368,956,998      209,442,717      188,400,453+
    Foreign currency denominated assets and liabilities                           (104,078)        (146,765)        (155,751)
                                                                             -------------    -------------    -------------
  Net increase (decrease) in unrealized appreciation/
  (depreciation) on investments and foreign currency
  denominated assets and liabilities                                           368,852,920      209,295,952      188,244,702
                                                                             -------------    -------------    -------------
  Net realized and unrealized gain (loss) on
  investment and foreign currency transactions                                 601,563,232      307,658,605      276,523,781
                                                                             -------------    -------------    -------------
  Net increase in net assets resulting from operations                       $ 602,833,214    $ 308,058,619    $ 282,623,981
                                                                             =============    =============    =============

                                                                                                               INTERMEDIATE
                                                                             INTERMEDIATE    U.S. GOVERNMENT      DURATION
                                                                               DURATION      SHORT DURATION    INSTITUTIONAL
                                                                               PORTFOLIO        PORTFOLIO        PORTFOLIO
=============================================================================================================================
INVESTMENT INCOME
  Income:
     Interest                                                                $  55,369,762    $   1,563,669    $  10,851,524
     Dividends (net of foreign withholding taxes of
     $2,633,698, $1,353,040, and $2,231,523, respectively)                               0                0                0
                                                                             -------------    -------------    -------------
  Total income                                                                  55,369,762        1,563,669       10,851,524
                                                                             -------------    -------------    -------------
  Expenses (Notes 1 and 2):
    Management fee                                                               5,909,969          268,479        1,247,392
    Shareholder servicing fee                                                    1,257,609           53,693                0
    Custodian and transfer agent fees                                              293,107           71,737          128,918
    Distribution fees-Class A                                                            0                0                0
    Distribution fees-Class B                                                            0                0                0
    Distribution fees-Class C                                                            0                0                0
    Distribution fees-Class R                                                            0                0                0
    Auditing and tax fees                                                           51,317            7,135           31,487
    Directors' fees and expenses                                                    17,059            3,525           11,112
    Legal fees                                                                      32,485            1,622           13,969
    Registration fees                                                               50,984            6,973           32,962
    Printing fees                                                                   28,272            1,271            4,099
    Miscellaneous                                                                   37,432            8,752           13,037
                                                                             -------------    -------------    -------------
  Total expenses before interest expense                                         7,678,234          423,187        1,482,976
  Interest expense                                                                       0           15,197                0
                                                                             -------------    -------------    -------------
  Total expenses                                                                 7,678,234          438,384        1,482,976
  Less: expenses waived and reimbursed by the
  Adviser or Transfer Agent (Note 2B)                                                    0                0         (360,323)
                                                                             -------------    -------------    -------------
  Net expenses                                                                   7,678,234          438,384        1,122,653
                                                                             -------------    -------------    -------------
  Net investment income                                                         47,691,528        1,125,285        9,728,871
                                                                             -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENT AND FOREIGN
CURRENCY TRANSACTIONS
  Net realized gain (loss) on:
    Investment transactions                                                     44,270,221          478,962        8,342,680
    Futures transactions                                                                 0         (310,328)               0
    Foreign currency transactions                                                        0                0                0
                                                                             -------------    -------------    -------------
  Net realized gain (loss) on investment
  and foreign currency transactions                                             44,270,221          168,634        8,342,680
                                                                             -------------    -------------    -------------
  Net increase (decrease) in unrealized appreciation/(depreciation) of:
    Investments, futures, and swaps                                             (7,735,898)           1,053       (1,211,468)
    Foreign currency denominated assets and liabilities                                  0                0                0
                                                                             -------------    -------------    -------------
  Net increase (decrease) in unrealized appreciation/
  (depreciation) on investments and foreign currency
  denominated assets and liabilities                                            (7,735,898)           1,053       (1,211,468)
                                                                             -------------    -------------    -------------
  Net realized and unrealized gain (loss) on
  investment and foreign currency transactions                                  36,534,323          169,687        7,131,212
                                                                             -------------    -------------    -------------
  Net increase in net assets resulting from operations                       $  84,225,851    $   1,294,972    $  16,860,083
                                                                             =============    =============    =============

                                                                            SHORT DURATION    SHORT DURATION   SHORT DURATION
                                                                              DIVERSIFIED       CALIFORNIA       NEW YORK
                                                                               MUNICIPAL        MUNICIPAL        MUNICIPAL
                                                                               PORTFOLIO        PORTFOLIO        PORTFOLIO
=============================================================================================================================
INVESTMENT INCOME
  Income:
     Interest                                                                $   3,038,250    $     956,666    $   1,587,801
     Dividends (net of foreign withholding taxes of
     $2,633,698, $1,353,040, and $2,231,523, respectively)                               0                0                0
                                                                             -------------    -------------    -------------
  Total income                                                                   3,038,250          956,666        1,587,801
                                                                             -------------    -------------    -------------
  Expenses (Notes 1 and 2):
    Management fee                                                                 594,445          205,917          308,372
    Shareholder servicing fee                                                      118,889           41,183           61,674
    Custodian and transfer agent fees                                               83,593           64,157           67,528
    Distribution fees-Class A                                                            0                0                0
    Distribution fees-Class B                                                            0                0                0
    Distribution fees-Class C                                                            0                0                0
    Distribution fees-Class R                                                            0                0                0
    Auditing and tax fees                                                            5,982            3,589            4,350
    Directors' fees and expenses                                                     2,810              900            1,711
    Legal fees                                                                       2,300            1,154            3,983
    Registration fees                                                               10,487            1,744            1,970
    Printing fees                                                                      774              863            1,371
    Miscellaneous                                                                    3,716            4,935            3,771
                                                                             -------------    -------------    -------------
  Total expenses before interest expense                                           822,996          324,442          454,730
  Interest expense                                                                       0                0                0
                                                                             -------------    -------------    -------------
  Total expenses                                                                   822,996          324,442          454,730
  Less: expenses waived and reimbursed by the
  Adviser or Transfer Agent (Note 2B)                                                    0                0                0
                                                                             -------------    -------------    -------------
  Net expenses                                                                     822,996          324,442          454,730
                                                                             -------------    -------------    -------------
  Net investment income                                                          2,215,254          632,224        1,133,071
                                                                             -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENT AND FOREIGN
CURRENCY TRANSACTIONS
  Net realized gain (loss) on:
    Investment transactions                                                         76,509           40,539          192,731
    Futures transactions                                                           (50,487)         (35,290)         (60,325)
    Foreign currency transactions                                                        0                0                0
                                                                             -------------    -------------    -------------
  Net realized gain (loss) on investment
  and foreign currency transactions                                                 26,022            5,249          132,406
                                                                             -------------    -------------    -------------
  Net increase (decrease) in unrealized appreciation/(depreciation) of:
    Investments, futures, and swaps                                               (302,729)         (76,056)        (337,116)
    Foreign currency denominated assets and liabilities                                  0                0                0
                                                                             -------------    -------------    -------------
  Net increase (decrease) in unrealized appreciation/
  (depreciation) on investments and foreign currency
  denominated assets and liabilities                                              (302,729)         (76,056)        (337,116)
                                                                             -------------    -------------    -------------
  Net realized and unrealized gain (loss) on
  investment and foreign currency transactions                                    (276,707)         (70,807)        (204,710)
                                                                             -------------    -------------    -------------
  Net increase in net assets resulting from operations                       $   1,938,547    $     561,417    $     928,361
                                                                             =============    =============    =============

*Net of foreign capital gains taxes of $9,223,718 +Net of accrued foreign capital gains taxes of $2,882,994

See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                    14 & 15

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Statements of Operations for the Six Months Ended March 31, 2004 (Unaudited) (continued)

                                                            DIVERSIFIED      CALIFORNIA       NEW YORK
                                                             MUNICIPAL        MUNICIPAL       MUNICIPAL
                                                             PORTFOLIO        PORTFOLIO       PORTFOLIO
=========================================================================================================
INVESTMENT INCOME
  Income:
    Interest                                                $ 48,244,307    $ 15,771,608    $ 24,395,904
                                                            ------------    ------------    ------------
  Total income                                                48,244,307      15,771,608      24,395,904
                                                            ------------    ------------    ------------
  Expenses (Notes 1 and 2):
    Management fee                                             5,897,967       2,141,848       3,022,572
    Shareholder servicing fee                                  1,076,878         359,788         515,105
Custodian and transfer agent fees                                316,756         151,728         192,742
    Distribution fees--Class A                                   201,162          77,133         112,948
    Distribution fees--Class B                                   563,130         198,598         316,398
    Distribution fees--Class C                                   548,588         230,134         317,325
    Auditing and tax fees                                         49,418          13,500          24,545
    Printing fees                                                 53,810          13,161          24,859
    Registration fees                                            111,767          10,662          27,757
    Legal fees                                                    19,209           3,588          15,650
    Directors' fees and expenses                                  15,011           6,161           9,197
    Miscellaneous                                                 30,362          10,427          21,236
                                                            ------------    ------------    ------------
  Total expenses                                               8,884,058       3,216,728       4,600,334
  Less: expense offset arrangement (Note 2B)                          (8)             (3)             (5)
                                                            ------------    ------------    ------------
  Net expense                                                  8,884,050       3,216,725       4,600,329
                                                            ------------    ------------    ------------
  Net investment income                                       39,360,257      12,554,883      19,795,575
                                                            ------------    ------------    ------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENT TRANSACTIONS
  Net realized gain (loss) on:
    Investment transactions                                    3,364,314       1,027,535       1,760,660
    Futures transactions                                      (1,848,737)       (581,175)       (888,345)
                                                            ------------    ------------    ------------
  Net realized gain on investment transactions                 1,515,577         446,360         872,315
                                                            ------------    ------------    ------------
  Net increase in unrealized appreciation/
  (depreciation) of:
  Investments, futures, and swaps                              5,565,865       2,785,585         858,754
                                                            ------------    ------------    ------------
  Net realized and unrealized gain on
  investment transactions                                      7,081,442       3,231,945       1,731,069
                                                            ------------    ------------    ------------
  Net increase in net assets resulting from operations      $ 46,441,699    $ 15,786,828    $ 21,526,644
                                                            ============    ============    ============

See Notes to Financial Statements.


--------------------------------------------------------------------------------
16   Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                                                       SHORT
                                                                   DURATION PLUS
                                                                     PORTFOLIO
================================================================================
INVESTMENT INCOME
  Income:
    Interest                                                        $ 8,795,360
                                                                    -----------
  Total income                                                        8,795,360
                                                                    -----------
  Expenses (Notes 1 and 2):
    Management fee                                                    1,410,179
    Shareholder servicing fee                                           203,794
    Custodian and transfer agent fees                                   143,169
    Distribution fees--Short Duration Class A                           128,096
    Distribution fees--Short Duration Class B                           180,229
    Distribution fees--Short Duration Class C                           175,194
    Distribution fees--Short Duration Class R                                 6
    Auditing and tax fees                                                14,169
    Directors' fees and expenses                                          6,647
    Legal fees                                                           49,873
    Registration fees                                                     9,150
    Printing fees                                                        15,068
    Miscellaneous                                                        10,986
                                                                    -----------
  Total expenses before interest expense                              2,346,560
  Interest expense                                                       62,588
                                                                    -----------
  Total expenses                                                      2,409,148
  Less: expense offset arrangement (Note 2B)                                 (6)
                                                                    -----------
  Net expenses                                                        2,409,142
                                                                    -----------
  Net investment income                                               6,386,218
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT TRANSACTIONS
  Net realized gain (loss) on:
    Investment transactions                                           1,769,251
    Futures transactions                                             (2,474,254)
                                                                    -----------
  Net realized loss on investment transactions                         (705,003)
                                                                    -----------
  Net increase in unrealized appreciation/(depreciation) of:
    Investments and futures                                           2,226,793
                                                                    -----------
  Net realized and unrealized gain on investment transactions         1,521,790
                                                                    -----------
  Net increase in net assets resulting from operations              $ 7,908,008
                                                                    ===========

See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                     2004 Semiannual Report   17

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Statements of Changes in Net Assets

                                                         -----------------------------------   -----------------------------------
                                                                     TAX-MANAGED
                                                                    INTERNATIONAL                        INTERNATIONAL
                                                                      PORTFOLIO                            PORTFOLIO
                                                         -----------------------------------   -----------------------------------

                                                            SIX MONTHS           YEAR             SIX MONTHS             YEAR
                                                          ENDED 3/31/04          ENDED           ENDED 3/31/04          ENDED
                                                           (UNAUDITED)          9/30/03           (UNAUDITED)          9/30/03
==================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                                $     1,269,982    $    46,037,173    $       400,014    $    25,674,143
    Net realized gain (loss) on investment
    and foreign currency transactions                        232,710,312        (13,171,005)        98,362,653         17,168,712
    Increase (decrease) in unrealized appreciation/
    (depreciation) of investments and foreign
    currency denominated assets and liabilities              368,852,920        848,706,565        209,295,952        442,494,697
                                                         ---------------    ---------------    ---------------    ---------------
  Net increase in net assets
  resulting from operations                                  602,833,214        881,572,733        308,058,619        485,337,552
                                                         ---------------    ---------------    ---------------    ---------------
  Dividends and distributions to shareholders:
    Dividends from net investment income (a)                 (61,238,586)       (35,319,934)       (18,338,599)       (16,987,461)
                                                         ---------------    ---------------    ---------------    ---------------
  Total dividends and distributions
  to shareholders                                            (61,238,586)       (35,319,934)       (18,338,599)       (16,987,461)
                                                         ---------------    ---------------    ---------------    ---------------
  Capital-share transactions (Note 6):
    Net proceeds from sales of shares                        558,225,762      1,145,967,491        206,839,319        406,675,464
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends and distributions                               54,534,862         31,640,286         17,787,552         16,226,135
                                                         ---------------    ---------------    ---------------    ---------------
  Total proceeds from shares sold                            612,760,624      1,177,607,777        224,626,871        422,901,599
    Cost of shares redeemed                                 (340,586,037)      (828,033,279)      (236,760,258)      (364,033,307)
                                                         ---------------    ---------------    ---------------    ---------------
  Increase (decrease) in net assets from
  capital-share transactions                                 272,174,587        349,574,498        (12,133,387)        58,868,292
                                                         ---------------    ---------------    ---------------    ---------------
  Net increase in net assets                                 813,769,215      1,195,827,297        277,586,633        527,218,383
NET ASSETS:
  Beginning of period                                      3,561,247,930      2,365,420,633      1,826,667,262      1,299,448,879
                                                         ---------------    ---------------    ---------------    ---------------
  End of period (b)                                      $ 4,375,017,145    $ 3,561,247,930    $ 2,104,253,895    $ 1,826,667,262
                                                         ===============    ===============    ===============    ===============
(b) Includes undistributed net investment income/
(excess distributions) of:                               $      (255,840)   $    59,712,764    $      (334,974)   $    17,603,611
                                                         ===============    ===============    ===============    ===============

                                                         -----------------------------------   -----------------------------------
                                                                       EMERGING                            INTERMEDIATE
                                                                    MARKETS VALUE                            DURATION
                                                                      PORTFOLIO                              PORTFOLIO
                                                         -----------------------------------   -----------------------------------
                                                            SIX MONTHS           YEAR             SIX MONTHS             YEAR
                                                          ENDED 3/31/04          ENDED           ENDED 3/31/04          ENDED
                                                           (UNAUDITED)          9/30/03           (UNAUDITED)          9/30/03
==================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                                $     6,100,200    $    10,272,720    $    47,691,528    $    79,858,499
    Net realized gain (loss) on investment
    and foreign currency transactions                         88,279,079        (38,483,073)        44,270,221         44,555,369
    Increase (decrease) in unrealized appreciation/
    (depreciation) of investments and foreign
    currency denominated assets and liabilities              188,244,702        316,305,833         (7,735,898)        14,850,852
                                                         ---------------    ---------------    ---------------    ---------------
  Net increase in net assets
  resulting from operations                                  282,623,981        288,095,480         84,225,851        139,264,720
                                                         ---------------    ---------------    ---------------    ---------------
  Dividends and distributions to shareholders:
    Dividends from net investment income (a)                  (9,586,455)        (3,072,179)       (48,653,979)       (79,859,897)
                                                         ---------------    ---------------    ---------------    ---------------
  Total dividends and distributions
  to shareholders                                             (9,586,455)        (3,072,179)       (48,653,979)       (79,859,897)
                                                         ---------------    ---------------    ---------------    ---------------
  Capital-share transactions (Note 6):
    Net proceeds from sales of shares                        160,091,293        156,599,814        431,908,363        605,918,965
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends and distributions                                9,082,473          2,912,914          9,726,917         16,540,463
                                                         ---------------    ---------------    ---------------    ---------------
  Total proceeds from shares sold                            169,173,766        159,512,728        441,635,280        622,459,428
    Cost of shares redeemed                                 (120,380,204)       (65,117,673)      (198,292,118)      (431,589,647)
                                                         ---------------    ---------------    ---------------    ---------------
  Increase (decrease) in net assets from
  capital-share transactions                                  48,793,562*        94,395,055*       243,343,162        190,869,781
                                                         ---------------    ---------------    ---------------    ---------------
  Net increase in net assets                                 321,831,088        379,418,356        278,915,034        250,274,604
NET ASSETS:
  Beginning of period                                        898,401,893        518,983,537      2,402,262,313      2,151,987,709
                                                         ---------------    ---------------    ---------------    ---------------
  End of period (b)                                      $ 1,220,232,981    $   898,401,893    $ 2,681,177,347    $ 2,402,262,313
                                                         ===============    ===============    ===============    ===============
(b) Includes undistributed net investment income/
(excess distributions) of:                               $     2,120,391    $     5,606,646    $    (3,749,869)   $    (2,787,418)
                                                         ===============    ===============    ===============    ===============

(a) See page 24 for share class information on dividend distributions of the Tax-Managed International and International Portfolios.

*Includes effect of portfolio transaction fee in the amounts of $5,477,891 and $4,226,013 for the six months ended March 31, 2004, and the year ended September 30, 2003, respectively.

See Notes to Financial Statements.


                                    18 & 19

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Statements of Changes in Net Assets (continued)

                                                         ---------------------------------     ---------------------------------
                                                                  U.S. GOVERNMENT                    INTERMEDIATE DURATION
                                                                  SHORT DURATION                         INSTITUTIONAL
                                                                    PORTFOLIO                              PORTFOLIO
                                                         ---------------------------------     ---------------------------------

                                                            SIX MONTHS           YEAR             SIX MONTHS             YEAR
                                                          ENDED 3/31/04          ENDED           ENDED 3/31/04          ENDED
                                                           (UNAUDITED)          9/30/03           (UNAUDITED)          9/30/03
================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                                 $   1,125,285     $   2,879,058      $   9,728,871      $  13,954,061
    Net realized gain on investment
    and foreign currency transactions                           168,634         1,255,173          8,342,680          5,513,774
    Increase (decrease) in unrealized appreciation/
    (depreciation) of investments, futures, and swaps             1,053        (1,687,537)        (1,211,468)         3,510,046
                                                          -------------     -------------      -------------      -------------
  Net increase in net assets resulting
  from operations                                             1,294,972         2,446,694         16,860,083         22,977,881
                                                          -------------     -------------      -------------      -------------
  Dividends and distributions to shareholders:
    Dividends from net investment income (a)                 (1,270,120)       (2,879,058)        (9,956,834)       (13,953,938)
    Distributions from net realized gain on
    investment transactions (a)                              (1,171,234)       (1,628,592)        (6,664,869)        (2,185,363)
                                                          -------------     -------------      -------------      -------------
  Total dividends and distributions
  to shareholders                                            (2,441,354)       (4,507,650)       (16,621,703)       (16,139,301)
                                                          -------------     -------------      -------------      -------------
  Capital-share transactions (Note 6):
    Net proceeds from sales of shares                        15,098,100        46,328,990        132,723,336        198,075,650
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends and distributions                               1,831,929         3,161,357         11,268,227          9,340,069
                                                          -------------     -------------      -------------      -------------

  Total proceeds from shares sold                            16,930,029        49,490,347        143,991,563        207,415,719
    Cost of shares redeemed                                 (27,666,330)      (50,268,393)       (53,179,465)       (78,130,046)
                                                          -------------     -------------      -------------      -------------
  Increase (decrease) in net assets from
  capital-share transactions                                (10,736,301)         (778,046)        90,812,098        129,285,673
                                                          -------------     -------------      -------------      -------------
  Net increase (decrease) in net assets                     (11,882,683)       (2,839,002)        91,050,478        136,124,253

NET ASSETS:
  Beginning of period                                       112,560,988       115,399,990        464,517,273        328,393,020
                                                          -------------     -------------      -------------      -------------
  End of period (b)                                       $ 100,678,305     $ 112,560,988      $ 555,567,751      $ 464,517,273
                                                          =============     =============      =============      =============

(b) Includes undistributed net investment income/
(excess distributions) of:                                $     (91,552)    $      53,283      $    (217,407)     $      10,556
                                                          =============     =============      =============      =============

                                                         -----------------------------------   -----------------------------------
                                                                   SHORT DURATION                          SHORT DURATION
                                                                DIVERSIFIED MUNICIPAL                  CALIFORNIA MUNICIPAL
                                                                     PORTFOLIO                               PORTFOLIO
                                                         -----------------------------------   -----------------------------------

                                                            SIX MONTHS           YEAR             SIX MONTHS             YEAR
                                                          ENDED 3/31/04          ENDED           ENDED 3/31/04          ENDED
                                                           (UNAUDITED)          9/30/03           (UNAUDITED)          9/30/03
==================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                                $     2,215,254    $     5,088,003    $       632,224    $     1,430,807
    Net realized gain on investment
    and foreign currency transactions                             26,022            438,788              5,249             46,589
    Increase (decrease) in unrealized appreciation/
    (depreciation) of investments, futures, and swaps           (302,729)        (1,221,683)           (76,056)          (138,506)
                                                         ---------------    ---------------    ---------------    ---------------
  Net increase in net assets resulting
  from operations                                              1,938,547          4,305,108            561,417          1,338,890
                                                         ---------------    ---------------    ---------------    ---------------
  Dividends and distributions to shareholders:
    Dividends from net investment income (a)                  (2,215,254)        (5,088,003)          (632,224)        (1,430,807)
    Distributions from net realized gain on
    investment transactions (a)                                 (315,786)          (833,144)                 0                  0
                                                         ---------------    ---------------    ---------------    ---------------
  Total dividends and distributions
  to shareholders                                             (2,531,040)        (5,921,147)          (632,224)        (1,430,807)
                                                         ---------------    ---------------    ---------------    ---------------
  Capital-share transactions (Note 6):
    Net proceeds from sales of shares                         81,807,529        175,926,413         34,693,729         60,385,211
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends and distributions                                1,267,952          3,210,381            386,981            762,470
                                                         ---------------    ---------------    ---------------    ---------------
  Total proceeds from shares sold                             83,075,481        179,136,794         35,080,710         61,147,681
    Cost of shares redeemed                                  (71,518,543)      (144,567,720)       (36,515,748)       (55,885,740)
                                                         ---------------    ---------------    ---------------    ---------------
  Increase (decrease) in net assets from
  capital-share transactions                                  11,556,938         34,569,074         (1,435,038)         5,261,941
                                                         ---------------    ---------------    ---------------    ---------------
  Net increase (decrease) in net assets                       10,964,445         32,953,035         (1,505,845)         5,170,024

NET ASSETS:
  Beginning of period                                        233,649,258        200,696,223         79,817,736         74,647,712
                                                         ---------------    ---------------    ---------------    ---------------
  End of period (b)                                      $   244,613,703    $   233,649,258    $    78,311,891    $    79,817,736
                                                         ===============    ===============    ===============    ===============

(b) Includes undistributed net investment income/
(excess distributions) of:                               $       (11,190)   $       (11,190)   $       (18,340)   $       (18,340)
                                                         ===============    ===============    ===============    ===============

                                                         -----------------------------------   -----------------------------------
                                                                   SHORT DURATION
                                                                 NEW YORK MUNICIPAL                    DIVERSIFIED MUNICIPAL
                                                                     PORTFOLIO                               PORTFOLIO
                                                         -----------------------------------   -----------------------------------

                                                            SIX MONTHS           YEAR             SIX MONTHS             YEAR
                                                          ENDED 3/31/04          ENDED           ENDED 3/31/04          ENDED
                                                           (UNAUDITED)          9/30/03           (UNAUDITED)          9/30/03
==================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                                $     1,133,071    $     2,456,952    $    39,360,257    $    74,358,002
    Net realized gain on investment
    and foreign currency transactions                            132,406             82,070          1,515,577          4,149,618
    Increase (decrease) in unrealized appreciation/
    (depreciation) of investments, futures, and swaps           (337,116)          (231,283)         5,565,865         (5,026,157)
                                                         ---------------    ---------------    ---------------    ---------------
  Net increase in net assets resulting
  from operations                                                928,361          2,307,739         46,441,699         73,481,463
                                                         ---------------    ---------------    ---------------    ---------------
  Dividends and distributions to shareholders:
    Dividends from net investment income (a)                  (1,133,071)        (2,456,952)       (39,360,257)       (74,358,002)
    Distributions from net realized gain on
    investment transactions (a)                                        0                  0                  0                  0
                                                         ---------------    ---------------    ---------------    ---------------
  Total dividends and distributions
  to shareholders                                             (1,133,071)        (2,456,952)       (39,360,257)       (74,358,002)
                                                         ---------------    ---------------    ---------------    ---------------
  Capital-share transactions (Note 6):
    Net proceeds from sales of shares                         43,011,643         77,251,107        472,467,681        968,964,060
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends and distributions                                  524,872          1,093,765          9,802,463         19,095,903
                                                         ---------------    ---------------    ---------------    ---------------
  Total proceeds from shares sold                             43,536,515         78,344,872        482,270,144        988,059,963
    Cost of shares redeemed                                  (42,970,000)       (73,561,685)      (261,672,624)      (490,730,845)
                                                         ---------------    ---------------    ---------------    ---------------
  Increase (decrease) in net assets from
  capital-share transactions                                     566,515          4,783,187        220,597,520        497,329,118
                                                         ---------------    ---------------    ---------------    ---------------
  Net increase (decrease) in net assets                          361,805          4,633,974        227,678,962        496,452,579

NET ASSETS:
  Beginning of period                                        120,941,097        116,307,123      2,414,749,519      1,918,296,940
                                                         ---------------    ---------------    ---------------    ---------------
  End of period (b)                                      $   121,302,902    $   120,941,097    $ 2,642,428,481    $ 2,414,749,519
                                                         ===============    ===============    ===============    ===============

(b) Includes undistributed net investment income/
(excess distributions) of:                               $          (766)   $          (766)   $        24,852    $        24,852
                                                         ===============    ===============    ===============    ===============

(a) See page 24 for share class information on dividend distributions of the Diversified Municipal Portfolio.

See Notes to Financial Statements.


                                    20 & 21

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Statements of Changes in Net Assets (continued)

                                                         -----------------------------------   -----------------------------------
                                                                CALIFORNIA MUNICIPAL                    NEW YORK MUNICIPAL
                                                                     PORTFOLIO                               PORTFOLIO
                                                         -----------------------------------   -----------------------------------

                                                            SIX MONTHS           YEAR             SIX MONTHS             YEAR
                                                          ENDED 3/31/04          ENDED           ENDED 3/31/04          ENDED
                                                           (UNAUDITED)          9/30/03           (UNAUDITED)          9/30/03
==================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
     Net investment income                               $    12,554,883    $    23,267,345    $    19,795,575    $    37,741,695
     Net realized gain on investment transactions                446,360            267,640            872,315          2,058,488
     Increase (decrease) in unrealized appreciation/
     (depreciation) of investments, futures, and swaps         2,785,585         (6,018,093)           858,754         (2,705,202)
                                                         ---------------    ---------------    ---------------    ---------------
  Net increase in net assets resulting
  from operations                                             15,786,828         17,516,892         21,526,644         37,094,981
                                                         ---------------    ---------------    ---------------    ---------------
  Dividends and distributions to shareholders:
     Dividends from net investment income (a)                (12,554,883)       (23,267,345)       (19,795,575)       (37,741,695)
                                                         ---------------    ---------------    ---------------    ---------------
     Distributions from net realized gain on
     investment transactions (a)                                (584,016)                 0                  0                  0
                                                         ---------------    ---------------    ---------------    ---------------
  Total dividends and distributions to shareholders          (13,138,899)       (23,267,345)       (19,795,575)       (37,741,695)
                                                         ---------------    ---------------    ---------------    ---------------
  Capital-share transactions (Note 6):
     Net proceeds from sales of shares                       158,677,721        335,658,922        187,985,386        413,735,995
     Net proceeds from sales of shares issued
     to shareholders on reinvestment of dividends
     and distributions                                         4,176,015          6,474,935          6,578,409         12,753,085
                                                         ---------------    ---------------    ---------------    ---------------

  Total proceeds from shares sold                            162,853,736        342,133,857        194,563,795        426,489,080
     Cost of shares redeemed                                (104,670,357)      (182,032,506)      (134,490,397)      (237,402,632)
                                                         ---------------    ---------------    ---------------    ---------------
  Increase in net assets from
  capital-share transactions                                  58,183,379        160,101,351         60,073,398        189,086,448
                                                         ---------------    ---------------    ---------------    ---------------
  Net increase in net assets                                  60,831,308        154,350,898         61,804,467        188,439,734
NET ASSETS:
  Beginning of period                                        828,915,930        674,565,032      1,208,982,819      1,020,543,085
                                                         ---------------    ---------------    ---------------    ---------------
  End of period (b)                                      $   889,747,238    $   828,915,930    $ 1,270,787,286    $ 1,208,982,819
                                                         ===============    ===============    ===============    ===============

(b) Includes undistributed net investment income/
(excess distributions) of:                               $       (34,764)   $       (34,764)   $         4,122    $         4,122
                                                         ===============    ===============    ===============    ===============

(a) See pages 24-25 for share class information on dividend distributions of the California Municipal and New York Municipal Portfolios.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
22   Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                                         -----------------------------------
                                                                         SHORT
                                                                     DURATION PLUS
                                                                       PORTFOLIO
                                                         -----------------------------------

                                                            SIX MONTHS           YEAR
                                                          ENDED 3/31/04          ENDED
                                                           (UNAUDITED)          9/30/03
============================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
     Net investment income                               $     6,386,218    $    12,308,372
     Net realized gain on investment transactions               (705,003)         5,195,758
     Increase (decrease) in unrealized appreciation/
     (depreciation) of investments, futures, and swaps         2,226,793         (3,343,946)
                                                         ---------------    ---------------
  Net increase in net assets resulting
  from operations                                              7,908,008         14,160,184
                                                         ---------------    ---------------
  Dividends and distributions to shareholders:
     Dividends from net investment income (a)                 (6,949,942)       (12,308,812)
     Distributions from net realized gain on
     investment transactions (a)                                (664,559)                 0
                                                         ---------------    ---------------
  Total dividends and distributions to shareholders           (7,614,501)       (12,308,812)
                                                         ---------------    ---------------
  Capital-share transactions (Note 6):
     Net proceeds from sales of shares                       142,594,669        355,281,867
     Net proceeds from sales of shares issued
     to shareholders on reinvestment of dividends
     and distributions                                         3,876,482          5,350,098
                                                         ---------------    ---------------
  Total proceeds from shares sold                            146,471,151        360,631,965
     Cost of shares redeemed                                (154,565,901)      (187,786,603)
                                                         ---------------    ---------------
  Increase in net assets from
  capital-share transactions                                  (8,094,750)       172,845,362
                                                         ---------------    ---------------
  Net increase in net assets                                  (7,801,243)       174,696,734
NET ASSETS:
  Beginning of period                                        572,415,328        397,718,594
                                                         ---------------    ---------------
  End of period (b)                                      $   564,614,085    $   572,415,328
                                                         ===============    ===============

(b) Includes undistributed net investment income/
(excess distributions) of:                               $      (804,637)   $      (240,913)
                                                         ===============    ===============

(a) See page 25 for share class information on dividend distributions of the Short Duration Plus Portfolio.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                     2004 Semiannual Report   23

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Statements of Changes in Net Assets (continued)

                                                    ----------------------------------    ----------------------------------
                                                                TAX-MANAGED
                                                               INTERNATIONAL                        INTERNATIONAL
                                                                 PORTFOLIO                            PORTFOLIO
                                                    ----------------------------------    ----------------------------------

                                                       SIX MONTHS            YEAR              SIX MONTHS           YEAR
                                                     ENDED 3/31/04           ENDED           ENDED 3/31/04          ENDED
                                                    (UNAUDITED) (a)         9/30/03       (UNAUDITED) (a)(b)      9/30/03
============================================================================================================================
Dividends to shareholders:
  Dividends from net investment income
  Tax-Managed International and International
  Class Shares, respectively                         $(61,238,586)       $(35,319,934)       $(18,338,599)     $(16,987,461)
  Class A                                                       0                   0                   0                 0
  Class B                                                       0                   0                   0                 0
  Class C                                                       0                   0                   0                 0
  Class R                                                       0                   0                   0                 0
                                                     ------------        ------------        ------------      ------------
                                                     $(61,238,586)       $(35,319,934)       $(18,338,599)     $(16,987,461)
                                                     ============        ============        ============      ============

                                                    ----------------------------------    ----------------------------------
                                                               DIVERSIFIED                            CALIFORNIA
                                                                MUNICIPAL                             MUNICIPAL
                                                                PORTFOLIO                             PORTFOLIO
                                                    ----------------------------------    ----------------------------------

                                                       SIX MONTHS            YEAR              SIX MONTHS           YEAR
                                                     ENDED 3/31/04           ENDED           ENDED 3/31/04          ENDED
                                                    (UNAUDITED) (a)         9/30/03       (UNAUDITED) (a)(b)      9/30/03
============================================================================================================================
Dividends to shareholders:
  Dividends from net investment income
  Municipal Class                                    $(34,809,820)       $(66,005,881)       $(10,929,909)     $(20,368,700)
  Class A                                              (2,002,854)         (3,841,638)           (722,660)       (1,329,149)
  Class B                                              (1,290,522)         (2,300,733)           (417,406)         (701,542)
  Class C                                              (1,257,061)         (2,209,750)           (484,908)         (867,954)
                                                     ------------        ------------        ------------      ------------
                                                     $(39,360,257)       $(74,358,002)       $(12,554,883)     $(23,267,345)
                                                     ============        ============        ============      ============

  Distributions from net realized gain on
  investment transactions
  Municipal Class                                    $          0        $          0        $   (488,770)     $          0
  Class A                                                       0                   0             (35,696)                0
  Class B                                                       0                   0             (27,760)                0
  Class C                                                       0                   0             (31,790)                0
                                                     ------------        ------------        ------------      ------------
                                                     $          0        $          0        $   (584,016)     $          0
                                                     ============        ============        ============      ============

(a) Tax-Managed International and International Class A, B, and C Shares commenced distribution on January 30, 2004.
(b)   International Class R Shares commenced distribution on February 17, 2004.
(c) Short Duration Class A, B, and C Shares commenced distribution on May 22, 2003.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
24   Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                               ---------------------------------
                                                           NEW YORK
                                                           MUNICIPAL
                                                           PORTFOLIO
                                               ---------------------------------

                                                  SIX MONTHS           YEAR
                                                 ENDED 3/31/04         ENDED
                                                  (UNAUDITED)         9/30/03
================================================================================
Dividends to shareholders:
  Dividends from net investment income
  Municipal Class                                $(17,123,663)     $(33,702,805)
  Class A                                          (1,160,959)       (1,915,689)
  Class B                                            (754,941)       (1,138,804)
  Class C                                            (756,012)         (984,397)
                                                 ------------      ------------
                                                 $(19,795,575)     $(37,741,695)
                                                 ============      ============

                                               ---------------------------------
                                                             SHORT
                                                         DURATION PLUS
                                                           PORTFOLIO
                                               ---------------------------------

                                                  SIX MONTHS           YEAR
                                                 ENDED 3/31/04         ENDED
                                                  (UNAUDITED)       9/30/03(c)
================================================================================
Dividends to shareholders:
  Dividends from net investment income
  Short Duration Plus Class                      $ (5,354,277)     $(11,801,625)
  Class A                                          (1,004,943)         (366,071)
  Class B                                            (299,956)          (68,607)
  Class C                                            (290,739)          (72,509)
  Class R                                                 (27)                0
                                                 ------------      ------------
                                                 $ (6,949,942)     $(12,308,812)
                                                 ============      ============

  Distributions from net realized gain on
  investment transactions
  Short Duration Plus Class                      $   (476,390)     $          0
  Class A                                            (103,659)                0
  Class B                                             (42,750)                0
  Class C                                             (41,760)                0
  Class R                                                   0                 0
                                                 ------------      ------------
                                                 $   (664,559)     $          0
                                                 ============      ============


--------------------------------------------------------------------------------
                                                     2004 Semiannual Report   25

================================================================================

Sanford C. Bernstein Fund, Inc.

Financial Highlights

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                     ---------------------------------------------------------------------------
                                                                        TAX-MANAGED INTERNATIONAL PORTFOLIO
                                                                          TAX-MANAGED INTERNATIONAL CLASS
                                                     ---------------------------------------------------------------------------

                                                      SIX MONTHS
                                                     ENDED 3/31/04      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                      (UNAUDITED)         9/30/03       9/30/02       9/30/01 (a)     9/30/00
================================================================================================================================
  Net asset value, beginning of period               $       17.53      $    13.10     $    15.22     $    20.44     $    20.02
                                                     -------------      ----------     ----------     ----------     ----------
    Income from investment operations:
      Investment income, net                                  0.01            0.24           0.17           0.21           0.21
      Net realized and unrealized gain (loss) on
      investment and foreign currency transactions            2.91            4.39          (2.00)         (3.48)          0.51
                                                     -------------      ----------     ----------     ----------     ----------
  Total from investment operations                            2.92            4.63          (1.83)         (3.27)          0.72
                                                     -------------      ----------     ----------     ----------     ----------
    Less distributions:
      Dividends from taxable net investment income           (0.30)          (0.20)         (0.29)         (0.16)          0
      Distributions from net realized gain on
      investment transactions                                 0               0              0             (1.79)         (0.30)
                                                     -------------      ----------     ----------     ----------     ----------
  Total distributions                                        (0.30)          (0.20)         (0.29)         (1.95)         (0.30)
                                                     -------------      ----------     ----------     ----------     ----------
  Net asset value, end of period                     $       20.15      $    17.53     $    13.10     $    15.22     $    20.44
                                                     =============      ==========     ==========     ==========     ==========

  Total return (b)                                           16.77%          35.65%        (12.39)%       (17.49)%         3.49%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)          $   4,374,932      $3,561,248     $2,365,421     $2,420,323     $3,029,742
    Average net assets (000 omitted)                 $   4,032,188      $2,890,486     $2,708,477     $2,828,736     $3,467,670
    Ratio of expenses to average net assets                   1.24%*          1.25%          1.25%          1.25%          1.24%
    Ratio of net investment income to average
    net assets                                                0.06%*          1.59%          1.04%          1.14%          1.02%
    Portfolio turnover rate                                     46%            .28%           .64%           .46%           .41%

                                                     -----------------------------------
                                                     TAX-MANAGED INTERNATIONAL PORTFOLIO
                                                       TAX-MANAGED INTERNATIONAL CLASS
                                                     -----------------------------------

                                                                 YEAR ENDED
                                                                   9/30/99
==================================================================================
  Net asset value, beginning of period                           $    17.63
                                                                 ----------
    Income from investment operations:
      Investment income, net                                           0.15
      Net realized and unrealized gain (loss) on
      investment and foreign currency transactions                     4.04
                                                                 ----------
  Total from investment operations                                     4.19
                                                                 ----------
    Less distributions:
      Dividends from taxable net investment income                    (0.93)
      Distributions from net realized gain on
      investment transactions                                         (0.87)
                                                                 ----------
  Total distributions                                                 (1.80)
                                                                 ----------
  Net asset value, end of period                                 $    20.02
                                                                 ==========

  Total return (b)                                                    25.35%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)                      $3,654,579
    Average net assets (000 omitted)                             $4,618,500
    Ratio of expenses to average net assets                            1.24%
    Ratio of net investment income to average
    net assets                                                         0.80%
    Portfolio turnover rate                                             .32%

See Footnote Summary on page 39.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
26   Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                                   ---------------------------------------------------------------------------
                                                                              INTERNATIONAL PORTFOLIO
                                                                                INTERNATIONAL CLASS
                                                   ---------------------------------------------------------------------------

                                                    SIX MONTHS
                                                   ENDED 3/31/04      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                    (UNAUDITED)         9/30/03       9/30/02       9/30/01 (a)     9/30/00
==============================================================================================================================
  Net asset value, beginning of period             $       16.06      $    11.95     $    14.16     $    20.44     $    20.11
                                                   -------------      ----------     ----------     ----------     ----------
    Income from investment operations:
      Investment income, net                            0.00 (d)            0.23           0.14           0.18           0.23
      Net realized and unrealized gain (loss) on
      investment and foreign currency transactions          2.74            4.04          (1.90)         (3.11)          0.31
                                                   -------------      ----------     ----------     ----------     ----------
  Total from investment operations                          2.74            4.27          (1.76)         (2.93)          0.54
                                                   -------------      ----------     ----------     ----------     ----------
    Less distributions:
      Dividends from taxable net investment income         (0.17)          (0.16)         (0.45)         (0.79)         (0.19)
      Distributions from net realized gain on
      investment transactions                               0               0              0             (2.56)         (0.02)
                                                   -------------      ----------     ----------     ----------     ----------
  Total distributions                                      (0.17)          (0.16)         (0.45)         (3.35)         (0.21)
                                                   -------------      ----------     ----------     ----------     ----------
  Net asset value, end of period                   $       18.63      $    16.06     $    11.95     $    14.16     $    20.44
                                                   =============      ==========     ==========     ==========     ==========

  Total return (b)                                         17.10%          36.00%        (13.01)%       (16.95)%         2.72%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)        $   2,101,464      $1,826,667     $1,299,449     $1,426,683     $1,907,921
    Average net assets (000 omitted)               $   1,991,782      $1,572,731     $1,539,788     $1,718,245     $2,238,111
    Ratio of expenses to average net assets                 1.27%*          1.29%          1.29%          1.28%          1.25%
    Ratio of net investment income to average
    net assets                                              0.04%*          1.63%          0.97%          1.06%          1.09%
    Portfolio turnover rate                                  .61%            .28%           .67%           .45%           .24%

                                                 -----------------------
                                                 INTERNATIONAL PORTFOLIO
                                                   INTERNATIONAL CLASS
                                                 -----------------------

                                                        YEAR ENDED
                                                         9/30/99
========================================================================
  Net asset value, beginning of period                 $    19.43
                                                       ----------
    Income from investment operations:
      Investment income, net                                 0.19
      Net realized and unrealized gain (loss) on
      investment and foreign currency transactions           0.49
                                                       ----------
  Total from investment operations                           0.68
                                                       ----------
    Less distributions:
      Dividends from taxable net investment income           0
      Distributions from net realized gain on
      investment transactions                                0
                                                       ----------
  Total distributions                                        0
                                                       ----------
  Net asset value, end of period                       $    20.11
                                                       ==========

  Total return (b)                                           3.50%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)            $2,459,123
    Average net assets (000 omitted)                   $2,397,807
    Ratio of expenses to average net assets                  1.26%*
    Ratio of net investment income to average
    net assets                                               2.23%*
    Portfolio turnover rate                                   .09%

See Footnote Summary on page 39.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                     2004 Semiannual Report   27

================================================================================

Sanford C. Bernstein Fund, Inc.

Financial Highlights (continued)

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                     -----------------------------------------------------------------------------
                                                                                    EMERGING MARKETS
                                                                                    VALUE PORTFOLIO
                                                     -----------------------------------------------------------------------------

                                                      SIX MONTHS
                                                     ENDED 3/31/04          YEAR ENDED           YEAR ENDED           YEAR ENDED
                                                      (UNAUDITED)             9/30/03             9/30/02            9/30/01 (a)
================================================================================================================================
  Net asset value, beginning of period               $       20.81        $       13.65        $       12.48        $       16.91
                                                     -------------        -------------        -------------        -------------
    Income from investment operations:
      Investment income, net                                  0.14                 0.26                 0.13                 0.17
      Net realized and unrealized gain (loss) on
      investment and foreign currency transactions            6.31                 6.87                 1.04                (4.34)
                                                     -------------        -------------        -------------        -------------
  Total from investment operations                            6.45                 7.13                 1.17                (4.17)
                                                     -------------        -------------        -------------        -------------
    Less distributions:
      Dividends from taxable net investment income           (0.22)               (0.08)               (0.13)               (0.09)
      Distributions from net realized gain on
      investment transactions                                 0                    0                    0                   (0.28)
      Distributions in excess of net realized
      gain on investment transactions
      due to timing differences                               0                    0                    0                    0
                                                     -------------        -------------        -------------        -------------
  Total distributions                                        (0.22)               (0.08)               (0.13)               (0.37)
                                                     -------------        -------------        -------------        -------------
  Portfolio transaction fee                                   0.12                 0.11                 0.13                 0.11
                                                     -------------        -------------        -------------        -------------
  Net asset value, end of period                     $       27.16        $       20.81        $       13.65        $       12.48
                                                     =============        =============        =============        =============
  Total return (b)                                           26.51%(e)            47.21%(e)             5.98%(e)      (27.36)%(e)

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)          $   1,220,233        $     898,402        $     518,984        $     499,414
    Average net assets (000 omitted)                 $   1,097,524        $     653,705        $     588,195        $     578,168
    Ratio of expenses to average net assets                   1.68%*               1.72%                1.73%                1.75%
    Ratio of net investment income to average
    net assets                                                1.11%*               1.57%                0.89%                1.10%
    Portfolio turnover rate                                    .26%                 .38%                 .34%                 .34%

                                                   -------------------------------------
                                                                EMERGING MARKETS
                                                                VALUE PORTFOLIO
                                                   -------------------------------------

                                                        YEAR ENDED         YEAR ENDED
                                                         9/30/00             9/30/99
======================================================================================
  Net asset value, beginning of period               $       17.67     $       10.11
                                                     -------------     -------------
    Income from investment operations:
      Investment income, net                                  0.14              0.16
      Net realized and unrealized gain (loss) on
      investment and foreign currency transactions           (1.01)             7.39
                                                     -------------     -------------
  Total from investment operations                           (0.87)             7.55
                                                     -------------     -------------
    Less distributions:
      Dividends from taxable net investment income           (0.10)            (0.12)
      Distributions from net realized gain on
      investment transactions                                 0                 0
      Distributions in excess of net realized
      gain on investment transactions
      due to timing differences                               0                (0.02)
                                                     -------------     -------------
  Total distributions                                        (0.10)            (0.14)
                                                     -------------     -------------
  Portfolio transaction fee                                   0.21              0.15
                                                     -------------     -------------
  Net asset value, end of period                     $       16.91     $       17.67
                                                     =============     =============
  Total return (b)                                      (7.63)%(e)             69.88%(e)

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)          $     593,883     $     720,444
    Average net assets (000 omitted)                 $     718,397     $     581,638
    Ratio of expenses to average net assets                   1.71%             1.74%
    Ratio of net investment income to average
    net assets                                                0.75%             1.04%
    Portfolio turnover rate                                    .28%              .29%

See Footnote Summary on page 39.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
28   Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                                   ----------------------------------------------------------------------
                                                                                INTERMEDIATE
                                                                             DURATION PORTFOLIO
                                                   ----------------------------------------------------------------------

                                                    SIX MONTHS
                                                   ENDED 3/31/04        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                    (UNAUDITED)           9/30/03          9/30/02         9/30/01 (a)
=========================================================================================================================
Net asset value, beginning of period               $       13.43      $       13.08     $       12.98     $       12.51
                                                   -------------      -------------     -------------     -------------
  Income from investment operations:
    Investment income, net                                  0.30               0.47              0.59              0.72
    Net realized and unrealized gain (loss) on
    investments                                             0.15               0.35              0.10              0.47
                                                   -------------      -------------     -------------     -------------
Total from investment operations                            0.45               0.82              0.69              1.19
                                                   -------------      -------------     -------------     -------------
  Less distributions:
    Dividends from taxable net investment income           (0.26)             (0.47)            (0.59)            (0.68)
    Distributions from net realized gain on
    investment transactions                                 0                  0                 0                 0
    Distributions in excess of net investment
    income due to timing differences                        0                  0                 0                (0.04)
    Distributions in excess of net realized
    gain on investment transactions
    due to timing differences                               0                  0                 0                 0
                                                   -------------      -------------     -------------     -------------
Total distributions                                        (0.26)             (0.47)            (0.59)            (0.72)
                                                   -------------      -------------     -------------     -------------
Net asset value, end of period                     $       13.62      $       13.43     $       13.08     $       12.98
                                                   =============      =============     =============     =============
Total return (b)                                            3.39%              6.39%             5.48%             9.80%

Ratios/Supplemental Data
    Net assets, end of period (000 omitted)        $   2,681,177      $   2,402,262     $   2,151,988     $   2,130,691
    Average net assets (000 omitted)               $   2,515,483      $   2,249,030     $   2,135,339     $   2,060,159
    Ratio of expenses to average net assets                 0.61%*             0.61%             0.61%             0.61%
    Ratio of net investment income to average
    net assets                                              3.79%*             3.55%             4.57%             5.66%
    Portfolio turnover rate                                  291%               796%              727%              532%

                                                   --------------------------------
                                                             INTERMEDIATE
                                                          DURATION PORTFOLIO
                                                   --------------------------------

                                                     YEAR ENDED        YEAR ENDED
                                                      9/30/00           9/30/99
===================================================================================
Net asset value, beginning of period               $       12.67     $       13.49
                                                   -------------     -------------
  Income from investment operations:
    Investment income, net                                  0.81              0.77
    Net realized and unrealized gain (loss) on
    investments                                            (0.16)            (0.63)
                                                   -------------     -------------
Total from investment operations                            0.65              0.14
                                                   -------------     -------------
  Less distributions:
    Dividends from taxable net investment income           (0.81)            (0.76)
    Distributions from net realized gain on
    investment transactions                                 0                (0.10)
    Distributions in excess of net investment
    income due to timing differences                        0                (0.03)
    Distributions in excess of net realized
    gain on investment transactions
    due to timing differences                               0                (0.07)
                                                   -------------     -------------
Total distributions                                        (0.81)            (0.96)
                                                   -------------     -------------
Net asset value, end of period                     $       12.51     $       12.67
                                                   =============     =============
Total return (b)                                            5.37%             1.04%

Ratios/Supplemental Data
    Net assets, end of period (000 omitted)        $   2,041,914     $   2,674,408
    Average net assets (000 omitted)               $   2,298,018     $   2,601,959
    Ratio of expenses to average net assets                 0.60%             0.60%
    Ratio of net investment income to average
    net assets                                              6.48%             5.89%
    Portfolio turnover rate                                  378%              230%

See Footnote Summary on page 39.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                     2004 Semiannual Report   29

================================================================================

Sanford C. Bernstein Fund, Inc.
Financial Highlights (continued)

Selected per-share data and ratios for a share of capital stock outstanding for each respective portfolio for each of the periods presented:

                                                   ----------------------------------------------------------------------
                                                                                U.S. GOVERNMENT
                                                                            SHORT DURATION PORTFOLIO
                                                   ----------------------------------------------------------------------

                                                    SIX MONTHS
                                                   ENDED 3/31/04        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                    (UNAUDITED)           9/30/03          9/30/02         9/30/01 (a)
=========================================================================================================================
Net asset value, beginning of period               $       13.00      $       13.23     $       13.07     $       12.49
                                                   -------------      -------------     -------------     -------------
  Income from investment operations:
    Investment income, net                                  0.14               0.31              0.40              0.59
    Net realized and unrealized gain (loss) on
    investment transactions                                 0.02              (0.04)             0.16              0.58
                                                   -------------      -------------     -------------     -------------
Total from investment operations                            0.16               0.27              0.56              1.17
                                                   -------------      -------------     -------------     -------------
  Less distributions:
    Dividends from taxable net investment income           (0.15)             (0.31)            (0.40)            (0.59)
    Dividends from net realized gain on
    investment transactions                                (0.14)             (0.19)                0                 0
                                                   -------------      -------------     -------------     -------------
Total distributions                                        (0.29)             (0.50)            (0.40)            (0.59)
                                                   -------------      -------------     -------------     -------------
Net asset value, end of period                     $       12.87      $       13.00     $       13.23     $       13.07
                                                   =============      =============     =============     =============
Total return (b)                                            1.28%              2.10%             5.42%             9.62%
RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)        $     100,678      $     112,561     $     115,400     $     101,664
    Average net assets (000 omitted)               $     107,391      $     120,631     $     106,080     $     101,326
    Ratio of expenses to average net assets                 0.82%*             0.76%             0.74%             0.72%
    Ratio of expenses to average net assets
    excluding interest expense                              0.79%*             0.76%             0.74%             0.72%
    Ratio of net investment income to average
    net assets                                              2.10%*             2.39%             3.04%             4.65%
    Portfolio turnover rate                                  190%               323%              230%              344%

                                                   --------------------------------
                                                            U.S. GOVERNMENT
                                                        SHORT DURATION PORTFOLIO
                                                   --------------------------------

                                                     YEAR ENDED        YEAR ENDED
                                                      9/30/00           9/30/99
===================================================================================
Net asset value, beginning of period               $       12.46     $       12.66
                                                   -------------     -------------
  Income from investment operations:
    Investment income, net                                  0.61              0.58
    Net realized and unrealized gain (loss) on
    investment transactions                                 0.03             (0.20)
                                                   -------------     -------------
Total from investment operations                            0.64              0.38
                                                   -------------     -------------
  Less distributions:
    Dividends from taxable net investment income           (0.61)            (0.58)
    Dividends from net realized gain on
    investment transactions                                    0                 0
                                                   -------------     -------------
Total distributions                                        (0.61)            (0.58)
                                                   -------------     -------------
Net asset value, end of period                     $       12.49     $       12.46
                                                   =============     =============
Total return (b)                                            5.30%             3.07%
RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)        $      95,617     $     127,598
    Average net assets (000 omitted)               $     112,827     $     132,741
    Ratio of expenses to average net assets                 0.72%             0.70%
    Ratio of expenses to average net assets
    excluding interest expense                              0.72%             0.70%
    Ratio of net investment income to average
    net assets                                              4.91%             4.61%
    Portfolio turnover rate                                  160%               82%

See Footnote Summary on page 39.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
30   Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

Sanford C. Bernstein Fund II, Inc.

Financial Highlights

Selected per-share data and ratios for a share of capital stock outstanding for the Portfolio for each of the periods presented:

                                                                    -----------------------------------------------------
                                                                                      INTERMEDIATE DURATION
                                                                                     INSTITUTIONAL PORTFOLIO
                                                                    -----------------------------------------------------

                                                                     SIX MONTHS
                                                                    ENDED 3/31/04        YEAR ENDED         YEAR ENDED
                                                                     (UNAUDITED)           9/30/03         9/30/02 (f)
=========================================================================================================================
  Net asset value, beginning of period                              $       15.74      $       15.44     $       15.00(g)
                                                                    -------------      -------------     -------------
    Income from investment operations:
      Investment income, net                                                 0.31               0.56              0.25
      Net realized and unrealized gain on
      investment transactions                                                0.21               0.41              0.44
                                                                    -------------      -------------     -------------
  Total from investment operations                                           0.52               0.97              0.69
                                                                    -------------      -------------     -------------
    Less distributions:
      Dividends from taxable net investment income                          (0.31)             (0.57)            (0.25)
      Dividends from net realized gain on investment transactions           (0.22)             (0.10)             0
                                                                    -------------      -------------     -------------
  Total distributions                                                       (0.53)             (0.67)            (0.25)
                                                                    -------------      -------------     -------------
  Net asset value, end of period                                    $       15.73      $       15.74     $       15.44
                                                                    =============      =============     =============
  Total return (b)                                                           3.39%              6.44%             4.62%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)                         $     555,568      $     464,517     $     328,393
    Average net assets (000 omitted)                                $     498,957      $     383,604     $     237,462
    Ratio of expenses to average net assets                                  0.45%*             0.45%             0.45%*
    Ratio of expenses to average net assets before reimbursement             0.59%*             0.64%             0.75%*
    Ratio of net investment income to average
    net assets                                                               3.90%*             3.64%             4.37%*
    Portfolio turnover rate                                                   290%               791%              324%

See Footnote Summary on page 39.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                     2004 Semiannual Report   31

================================================================================

Sanford C. Bernstein Fund, Inc.

Financial Highlights (continued)

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                        ---------------------------------------------------------------------
                                                                              SHORT DURATION DIVERSIFIED
                                                                                 MUNICIPAL PORTFOLIO
                                                        ---------------------------------------------------------------------

                                                         SIX MONTHS
                                                        ENDED 3/31/04        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                         (UNAUDITED)           9/30/03          9/30/02         9/30/01 (a)
=============================================================================================================================
  Net asset value, beginning of period                  $       12.69      $       12.79     $       12.70     $       12.44
                                                        -------------      -------------     -------------     -------------
    Income from investment operations:
      Investment income, net                                     0.12               0.29              0.37              0.47
      Net realized and unrealized gain (loss) on
      investment transactions                                   (0.01)             (0.05)             0.10              0.26
                                                        -------------      -------------     -------------     -------------
  Total from investment operations                               0.11               0.24              0.47              0.73
                                                        -------------      -------------     -------------     -------------
    Less distributions:
      Dividends from taxable net investment income               0                  0                 0                (0.01)
      Dividends from tax-exempt net investment income           (0.12)             (0.29)            (0.37)            (0.46)
      Distributions from net realized gain on
      investment transactions                                   (0.02)             (0.05)            (0.01)             0
      Distributions in excess of net realized
      gain on investment transactions
      due to timing differences                                  0                  0                 0                 0
                                                        -------------      -------------     -------------     -------------
  Total distributions                                           (0.14)             (0.34)            (0.38)            (0.47)
                                                        -------------      -------------     -------------     -------------
  Net asset value, end of period                        $       12.66      $       12.69     $       12.79     $       12.70
                                                        =============      =============     =============     =============
  Total return (b)                                               0.84%              1.97%             3.81%             5.98%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000 omitted)            $     244,614      $     233,649     $     200,696     $     156,920
     Average net assets (000 omitted)                   $     237,778      $     220,768     $     182,317     $     144,315
     Ratio of expenses to average net assets                     0.69%*             0.71%             0.71%             0.71%
     Ratio of net investment income to average
     net assets                                                  1.86%*             2.30%             2.92%             3.73%
     Portfolio turnover rate                                      .43%               .57%              .56%              .77%

                                                        --------------------------------
                                                           SHORT DURATION DIVERSIFIED
                                                              MUNICIPAL PORTFOLIO
                                                        --------------------------------

                                                          YEAR ENDED        YEAR ENDED
                                                           9/30/00           9/30/99
========================================================================================
  Net asset value, beginning of period                  $       12.49     $       12.57
                                                        -------------     -------------
    Income from investment operations:
      Investment income, net                                     0.47              0.42
      Net realized and unrealized gain (loss) on
      investment transactions                                   (0.01)            (0.05)
                                                        -------------     -------------
  Total from investment operations                               0.46              0.37
                                                        -------------     -------------
    Less distributions:
      Dividends from taxable net investment income              (0.01)            (0.01)
      Dividends from tax-exempt net investment income           (0.46)            (0.41)
      Distributions from net realized gain on
      investment transactions                                    0                (0.03)
      Distributions in excess of net realized
      gain on investment transactions
      due to timing differences                                 (0.04)             0
                                                        -------------     -------------
  Total distributions                                           (0.51)            (0.45)
                                                        -------------     -------------
  Net asset value, end of period                        $       12.44     $       12.49
                                                        =============     =============
  Total return (b)                                               3.77%             2.91%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000 omitted)            $     158,315     $     170,722
     Average net assets (000 omitted)                   $     168,807     $     167,918
     Ratio of expenses to average net assets                     0.71%             0.71%
     Ratio of net investment income to average
     net assets                                                  3.75%             3.29%
     Portfolio turnover rate                                      .99%              .95%

See Footnote Summary on page 39.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
32   Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                                        ---------------------------------------------------------------------
                                                                              SHORT DURATION CALIFORNIA
                                                                                 MUNICIPAL PORTFOLIO
                                                        ---------------------------------------------------------------------

                                                         SIX MONTHS
                                                        ENDED 3/31/04        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                         (UNAUDITED)           9/30/03          9/30/02         9/30/01 (a)
=============================================================================================================================
  Net asset value, beginning of period                  $       12.67      $       12.69     $       12.68     $       12.51
                                                        -------------      -------------     -------------     -------------
    Income from investment operations:
      Investment income, net                                     0.10               0.22              0.35              0.46
      Net realized and unrealized gain (loss) on
      investment transactions                                   (0.01)             (0.02)             0.01              0.17
                                                        -------------      -------------     -------------     -------------
  Total from investment operations                               0.09               0.20              0.36              0.63
                                                        -------------      -------------     -------------     -------------
    Less distributions:
      Dividends from taxable net investment income                  0              (0.01)                0             (0.03)
      Dividends from tax-exempt net investment income           (0.10)             (0.21)            (0.35)            (0.43)
      Distributions from net realized gain on
      investment transactions                                                          0               0 0                 0
                                                        -------------      -------------     -------------     -------------
  Total distributions                                           (0.10)             (0.22)            (0.35)            (0.46)
                                                        -------------      -------------     -------------     -------------
  Net asset value, end of period                        $       12.66      $       12.67     $       12.69     $       12.68
                                                        =============      =============     =============     =============
  Total return (b)                                               0.69%              1.63%             2.87%             5.13%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000 omitted)            $      78,312      $      79,818     $      74,648     $      54,073
     Average net assets (000 omitted)                   $      82,367      $      80,862     $      61,944     $      55,681
     Ratio of expenses to average net assets                     0.79%*             0.80%             0.79%             0.79%
     Ratio of net investment income to average
     net assets                                                  1.54%*             1.77%             2.70%             3.66%
     Portfolio turnover rate                                      .28%               .72%              .28%              .60%

                                                        --------------------------------
                                                           SHORT DURATION CALIFORNIA
                                                              MUNICIPAL PORTFOLIO
                                                        --------------------------------

                                                          YEAR ENDED        YEAR ENDED
                                                           9/30/00           9/30/99
========================================================================================
  Net asset value, beginning of period                  $       12.53     $       12.61
                                                        -------------     -------------
    Income from investment operations:
      Investment income, net                                     0.45              0.40
      Net realized and unrealized gain (loss) on
      investment transactions                                    0.02             (0.04)
                                                        -------------     -------------
  Total from investment operations                               0.47              0.36
                                                        -------------     -------------
    Less distributions:
      Dividends from taxable net investment income              (0.03)            (0.02)
      Dividends from tax-exempt net investment income           (0.42)            (0.38)
      Distributions from net realized gain on
      investment transactions                                   (0.04)            (0.04)
                                                        -------------     -------------
  Total distributions                                           (0.49)            (0.44)
                                                        -------------     -------------
  Net asset value, end of period                        $       12.51     $       12.53
                                                        =============     =============
  Total return (b)                                               3.87%             2.90%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000 omitted)            $      58,089     $     108,511
     Average net assets (000 omitted)                   $      83,374     $      97,808
     Ratio of expenses to average net assets                     0.73%             0.73%
     Ratio of net investment income to average
     net assets                                                  3.58%             3.18%
     Portfolio turnover rate                                      .94%             .127%

See Footnote Summary on page 39.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                     2004 Semiannual Report   33

================================================================================

Sanford C. Bernstein Fund, Inc.

Financial Highlights (continued)

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                     ---------------------------------------------------------------------
                                                                            SHORT DURATION NEW YORK
                                                                              MUNICIPAL PORTFOLIO
                                                     ---------------------------------------------------------------------

                                                      SIX MONTHS
                                                     ENDED 3/31/04        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                      (UNAUDITED)           9/30/03          9/30/02         9/30/01 (a)
==========================================================================================================================
  Net asset value, beginning of period               $       12.55      $       12.57     $       12.54     $       12.31
                                                     -------------      -------------     -------------     -------------
    Income from investment operations:
      Investment income, net                                  0.12               0.26              0.36              0.44
      Net realized and unrealized gain (loss) on
      investment transactions                                (0.02)             (0.02)             0.03              0.23
                                                     -------------      -------------     -------------     -------------
  Total from investment operations                            0.10               0.24              0.39              0.67
                                                     -------------      -------------     -------------     -------------
    Less distributions:
      Dividends from taxable net investment income            0                  0                 0                (0.03)
      Dividends from tax-exempt net
      investment income                                      (0.12)             (0.26)            (0.36)            (0.41)
                                                     -------------      -------------     -------------     -------------
  Total distributions                                        (0.12)             (0.26)            (0.36)            (0.44)
                                                     -------------      -------------     -------------     -------------
  Net asset value, end of period                     $       12.53      $       12.55     $       12.57     $       12.54
                                                     =============      =============     =============     =============
  Total return (b)                                            0.76%              1.92%             3.14%             5.55%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000 omitted)         $     121,303      $     120,941     $     116,307     $      87,919
     Average net assets (000 omitted)                $     123,349      $     119,346     $     102,743     $      94,322
     Ratio of expenses to average net assets                  0.74%*             0.76%             0.77%             0.73%
     Ratio of net investment income to average
     net assets                                               1.84%*             2.06%             2.83%             3.56%
     Portfolio turnover rate                                   .24%               .47%              .38%              .93%

                                                     --------------------------------
                                                         SHORT DURATION NEW YORK
                                                           MUNICIPAL PORTFOLIO
                                                     --------------------------------

                                                       YEAR ENDED        YEAR ENDED
                                                        9/30/00           9/30/99
=====================================================================================
  Net asset value, beginning of period               $       12.35     $       12.47
                                                     -------------     -------------
    Income from investment operations:
      Investment income, net                                  0.48              0.44
      Net realized and unrealized gain (loss) on
      investment transactions                                (0.04)            (0.12)
                                                     -------------     -------------
  Total from investment operations                            0.44              0.32
                                                     -------------     -------------
    Less distributions:
      Dividends from taxable net investment income           (0.01)            (0.02)
      Dividends from tax-exempt net
      investment income                                      (0.47)            (0.42)
                                                     -------------     -------------
  Total distributions                                        (0.48)            (0.44)
                                                     -------------     -------------
  Net asset value, end of period                     $       12.31     $       12.35
                                                     =============     =============
  Total return (b)                                            3.64%             2.64%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000 omitted)         $      93,774     $     101,901
     Average net assets (000 omitted)                $     106,683     $      92,014
     Ratio of expenses to average net assets                  0.72%             0.74%
     Ratio of net investment income to average
     net assets                                               3.91%             3.57%
     Portfolio turnover rate                                   .65%              .78%

See Footnote Summary on page 39.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
34   Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                                     ---------------------------------------------------------------------
                                                                         DIVERSIFIED MUNICIPAL PORTFOLIO
                                                                                 MUNICIPAL CLASS
                                                     ---------------------------------------------------------------------

                                                      SIX MONTHS
                                                     ENDED 3/31/04        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                      (UNAUDITED)           9/30/03          9/30/02         9/30/01 (a)
==========================================================================================================================
  Net asset value, beginning of period               $       14.34      $       14.37     $       14.05     $       13.50
                                                     -------------      -------------     -------------     -------------
    Income from investment operations:
      Investment income, net                                  0.23               0.51              0.56              0.59
      Net realized and unrealized gain (loss) on
      investment transactions                                 0.04              (0.03)             0.32              0.55
                                                     -------------      -------------     -------------     -------------
  Total from investment operations                            0.27               0.48              0.88              1.14
                                                     -------------      -------------     -------------     -------------
    Less distributions:
      Dividends from taxable net investment income            0                 (0.01)             0                (0.01)
      Dividends from tax-exempt net
      investment income                                      (0.23)             (0.50)            (0.56)            (0.58)
      Distributions from net realized gain on
      investment transactions                                 0                  0                 0                 0
                                                     -------------      -------------     -------------     -------------
  Total distributions                                        (0.23)             (0.51)            (0.56)            (0.59)
                                                     -------------      -------------     -------------     -------------
  Net asset value, end of period                     $       14.38      $       14.34     $       14.37     $       14.05
                                                     =============      =============     =============     =============
  Total return (b)                                            1.91%              3.44%             6.42%             8.63%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000 omitted)         $   2,297,162      $   2,045,981     $   1,731,818     $   1,388,653
     Average net assets (000 omitted)                $   2,153,756      $   1,844,104     $   1,532,681     $   1,277,970
     Ratio of expenses to average net assets                  0.61%*             0.63%             0.64%             0.63%
     Ratio of net investment income to average
     net assets                                               3.23%*             3.58%             3.96%             4.30%
     Portfolio turnover rate                                    19%                38%               22%               26%

                                                     --------------------------------
                                                     DIVERSIFIED MUNICIPAL PORTFOLIO
                                                             MUNICIPAL CLASS
                                                     --------------------------------

                                                       YEAR ENDED        YEAR ENDED
                                                        9/30/00           9/30/99
=====================================================================================
  Net asset value, beginning of period               $       13.47     $       13.96
                                                     -------------     -------------
    Income from investment operations:
      Investment income, net                                  0.58              0.56
      Net realized and unrealized gain (loss) on
      investment transactions                                 0.08             (0.46)
                                                     -------------     -------------
  Total from investment operations                            0.66              0.10
                                                     -------------     -------------
    Less distributions:
      Dividends from taxable net investment income           (0.01)            (0.02)
      Dividends from tax-exempt net
      investment income                                      (0.57)            (0.54)
      Distributions from net realized gain on
      investment transactions                                (0.05)            (0.03)
                                                     -------------     -------------
  Total distributions                                        (0.63)            (0.59)
                                                     -------------     -------------
  Net asset value, end of period                     $       13.50     $       13.47
                                                     =============     =============
  Total return (b)                                            5.04%             0.77%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000 omitted)         $   1,205,781     $   1,517,233
     Average net assets (000 omitted)                $   1,329,585     $   1,458,118
     Ratio of expenses to average net assets                  0.63%             0.63%
     Ratio of net investment income to average
     net assets                                               4.30%             4.08%
     Portfolio turnover rate                                    35%               45%

See Footnote Summary on page 39.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                     2004 Semiannual Report   35

================================================================================

Sanford C. Bernstein Fund, Inc.

Financial Highlights (continued)

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                        ---------------------------------------------------------------------
                                                                            CALIFORNIA MUNICIPAL PORTFOLIO
                                                                                    MUNICIPAL CLASS
                                                        ---------------------------------------------------------------------

                                                         SIX MONTHS
                                                        ENDED 3/31/04        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                         (UNAUDITED)           9/30/03          9/30/02         9/30/01 (a)
=============================================================================================================================
  Net asset value, beginning of period                  $       14.46      $       14.59     $       14.23     $       13.81
                                                        -------------      -------------     -------------     -------------
    Income from investment operations:
      Investment income, net                                     0.22               0.47              0.51              0.57
      Net realized and unrealized gain (loss) on
      investment transactions                                    0.06              (0.13)             0.36              0.42
                                                        -------------      -------------     -------------     -------------
  Total from investment operations                               0.28               0.34              0.87              0.99
                                                        -------------      -------------     -------------     -------------
    Less distributions:
      Dividends from taxable net investment income               0                 (0.03)             0                (0.04)
      Dividends from tax-exempt net
      investment income                                         (0.22)             (0.44)            (0.51)            (0.53)
      Distributions from net realized gain on
      investment transactions                                   (0.01)              0                 0                 0
                                                        -------------      -------------     -------------     -------------
  Total distributions                                           (0.23)             (0.47)            (0.51)            (0.57)
                                                        -------------      -------------     -------------     -------------
  Net asset value, end of period                        $       14.51      $       14.46     $       14.59     $       14.23
                                                        =============      =============     =============     =============
  Total return (b)                                               1.95%              2.40%             6.27%             7.33%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000 omitted)            $     761,788      $     685,360     $     597,222     $     491,194
     Average net assets (000 omitted)                   $     719,571      $     625,249     $     541,454     $     460,729
     Ratio of expenses to average net assets                     0.64%*             0.66%             0.66%             0.65%
     Ratio of net investment income to average
     net assets                                                  3.04%*             3.26%             3.57%             4.07%
     Portfolio turnover rate                                      .18%               .44%              .31%              .46%

                                                        --------------------------------
                                                         CALIFORNIA MUNICIPAL PORTFOLIO
                                                                MUNICIPAL CLASS
                                                        --------------------------------

                                                          YEAR ENDED        YEAR ENDED
                                                           9/30/00           9/30/99
========================================================================================
  Net asset value, beginning of period                  $       13.69     $       14.19
                                                        -------------     -------------
    Income from investment operations:
      Investment income, net                                     0.57              0.54
      Net realized and unrealized gain (loss) on
      investment transactions                                    0.16             (0.46)
                                                        -------------     -------------
  Total from investment operations                               0.73              0.08
                                                        -------------     -------------
    Less distributions:
      Dividends from taxable net investment income              (0.02)            (0.02)
      Dividends from tax-exempt net
      investment income                                         (0.55)            (0.52)
      Distributions from net realized gain on
      investment transactions                                   (0.04)            (0.04)
                                                        -------------     -------------
  Total distributions                                           (0.61)            (0.58)
                                                        -------------     -------------
  Net asset value, end of period                        $       13.81     $       13.69
                                                        =============     =============
  Total return (b)                                               5.44%             0.60%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000 omitted)            $     450,744     $     605,962
     Average net assets (000 omitted)                   $     524,573     $     586,510
     Ratio of expenses to average net assets                     0.64%             0.64%
     Ratio of net investment income to average
     net assets                                                  4.15%             3.88%
     Portfolio turnover rate                                      .48%              .38%

See Footnote Summary on page 39.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
36   Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                                        ---------------------------------------------------------------------
                                                                             NEW YORK MUNICIPAL PORTFOLIO
                                                                                    MUNICIPAL CLASS
                                                        ---------------------------------------------------------------------

                                                         SIX MONTHS
                                                        ENDED 3/31/04        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                         (UNAUDITED)           9/30/03          9/30/02         9/30/01 (a)
=============================================================================================================================
  Net asset value, beginning of period                  $       14.21      $       14.23     $       13.85     $       13.37
                                                        -------------      -------------     -------------     -------------
    Income from investment operations:
      Investment income, net                                     0.24               0.50              0.54              0.57
      Net realized and unrealized gain (loss) on
      investment transactions                                    0.02              (0.02)             0.38              0.48
                                                        -------------      -------------     -------------     -------------
  Total from investment operations                               0.26               0.48              0.92              1.05
                                                        -------------      -------------     -------------     -------------
    Less distributions:
      Dividends from taxable net investment income                  0              (0.01)            (0.01)            (0.02)
      Dividends from tax-exempt net investment income           (0.24)             (0.49)            (0.53)            (0.55)
      Distributions from net realized gain on
      investment transactions                                    0                  0                 0                 0
      Distributions in excess of net realized
      gain on investment transactions
      due to timing differences                                  0                  0                 0                 0
                                                        -------------      -------------     -------------     -------------
  Total distributions                                           (0.24)             (0.50)            (0.54)            (0.57)
                                                        -------------      -------------     -------------     -------------
  Net asset value, end of period                        $       14.23      $       14.21     $       14.23     $       13.85
                                                        =============      =============     =============     =============
  Total return (b)                                               1.82%              3.45%             6.83%             7.99%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000 omitted)            $   1,072,264      $   1,006,023     $     940,302     $     763,728
     Average net assets (000 omitted)                   $   1,030,211      $     954,250     $     835,184     $     713,704
     Ratio of expenses to average net assets                     0.63%*             0.65%             0.66%             0.64%
     Ratio of net investment income to average
     net assets                                                  3.32%*             3.53%             3.89%             4.17%
     Portfolio turnover rate                                      .17%               .29%              .37%              .29%

                                                        --------------------------------
                                                          NEW YORK MUNICIPAL PORTFOLIO
                                                                MUNICIPAL CLASS
                                                        --------------------------------

                                                          YEAR ENDED        YEAR ENDED
                                                           9/30/00           9/30/99
========================================================================================
  Net asset value, beginning of period                  $       13.36     $       13.87
                                                        -------------     -------------
    Income from investment operations:
      Investment income, net                                     0.57              0.56
      Net realized and unrealized gain (loss) on
      investment transactions                                    0.07             (0.46)
                                                        -------------     -------------
  Total from investment operations                               0.64              0.10
                                                        -------------     -------------
    Less distributions:
      Dividends from taxable net investment income               0                (0.01)
      Dividends from tax-exempt net investment income           (0.57)            (0.55)
      Distributions from net realized gain on
      investment transactions                                   (0.05)            (0.05)
      Distributions in excess of net realized
      gain on investment transactions
      due to timing differences                                 (0.01)             0
                                                        -------------     -------------
  Total distributions                                           (0.63)            (0.61)
                                                        -------------     -------------
  Net asset value, end of period                        $       13.37     $       13.36
                                                        =============     =============
  Total return (b)                                               4.93%             0.74%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000 omitted)            $     673,723     $     845,970
     Average net assets (000 omitted)                   $     743,412     $     843,755
     Ratio of expenses to average net assets                     0.64%             0.64%
     Ratio of net investment income to average
     net assets                                                  4.33%             4.09%
     Portfolio turnover rate                                      .33%              .35%

See Footnote Summary on page 39.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                     2004 Semiannual Report   37

================================================================================

Sanford C. Bernstein Fund, Inc.

Financial Highlights (continued)

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                     ---------------------------------------------------------------------
                                                                          SHORT DURATION PLUS PORTFOLIO
                                                                            SHORT DURATION PLUS CLASS
                                                     ---------------------------------------------------------------------

                                                      SIX MONTHS
                                                     ENDED 3/31/04        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                      (UNAUDITED)           9/30/03          9/30/02         9/30/01 (a)
==========================================================================================================================
  Net asset value, beginning of period               $       12.84      $       12.78     $       12.69     $       12.25
                                                     -------------      -------------     -------------     -------------
    Income from investment operations:
      Investment income, net                                  0.16               0.37              0.50              0.68
      Net realized and unrealized gain (loss) on
      investment and futures transactions                     0.04               0.06              0.09              0.44
                                                     -------------      -------------     -------------     -------------
  Total from investment operations                            0.20               0.43              0.59              1.12
                                                     -------------      -------------     -------------     -------------
    Less distributions:
      Dividends from taxable net investment income           (0.17)             (0.37)            (0.50)            (0.66)
      Distributions from net realized gain
      on investment transactions                             (0.02)              0                 0                 0
      Distributions in excess of net investment
      income due to timing differences                        0                  0                 0                (0.01)
      Distributions in excess of net realized
      gain on investment transactions
      due to timing differences                               0                  0                 0                (0.01)
                                                     -------------      -------------     -------------     -------------
  Total distributions                                        (0.19)             (0.37)            (0.50)            (0.68)
                                                     -------------      -------------     -------------     -------------
  Net asset value, end of period                     $       12.85      $       12.84     $       12.78     $       12.69
                                                     =============      =============     =============     =============
  Total return (b)                                            1.52%              3.42%             4.78%             9.40%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000 omitted)         $     406,002      $     413,100     $     397,719     $     367,738
     Average net assets (000 omitted)                $     407,587      $     408,848     $     377,656     $     377,112
     Ratio of expenses to average net assets                  0.69%*             0.67%             0.67%             0.67%
     Ratio of expenses to average net assets
     excluding interest expense                               0.67%*             0.66%             0.67%             0.67%
     Ratio of net investment income to average
     net assets                                               2.43%*             2.89%             3.95%             5.48%
     Portfolio turnover rate                                   173%               286%              226%              377%

                                                     --------------------------------
                                                      SHORT DURATION PLUS PORTFOLIO
                                                        SHORT DURATION PLUS CLASS
                                                     --------------------------------

                                                       YEAR ENDED        YEAR ENDED
                                                        9/30/00           9/30/99
=====================================================================================
  Net asset value, beginning of period               $       12.33     $       12.53
                                                     -------------     -------------
    Income from investment operations:
      Investment income, net                                  0.72              0.67
      Net realized and unrealized gain (loss) on
      investment and futures transactions                    (0.08)            (0.20)
                                                     -------------     -------------
  Total from investment operations                            0.64              0.47
                                                     -------------     -------------
    Less distributions:
      Dividends from taxable net investment income           (0.72)            (0.67)
      Distributions from net realized gain
      on investment transactions                              0                 0
      Distributions in excess of net investment
      income due to timing differences                        0                 0
      Distributions in excess of net realized
      gain on investment transactions
      due to timing differences                               0                 0
                                                     -------------     -------------
  Total distributions                                        (0.72)            (0.67)
                                                     -------------     -------------
  Net asset value, end of period                     $       12.25     $       12.33
                                                     =============     =============
  Total return (b)                                            5.37%             3.82%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000 omitted)         $     407,516     $     557,016
     Average net assets (000 omitted)                $     490,232     $     569,298
     Ratio of expenses to average net assets                  0.66%             0.65%
     Ratio of expenses to average net assets
     excluding interest expense                               0.66%             0.65%
     Ratio of net investment income to average
     net assets                                               5.88%             5.36%
     Portfolio turnover rate                                   194%               96%

See Footnote Summary on page 39.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
38   Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

*Annualized.

(a) Prior to October 2, 2000, Sanford C. Bernstein & Co., Inc., served as investment manager to the Fund. On October 2, 2000, Alliance Capital Management L.P. acquired the business and substantially all of the assets of Sanford C. Bernstein & Co., Inc., and became investment adviser for the Fund.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(c) Commenced operations April 30, 1999.

(d) Amount is less than $0.005.

(e) This reflects the return to a shareholder who purchased shares of the Portfolio at the beginning of the period and redeemed them at the end of the period, paying, in each case, the 2.00% portfolio transaction fee. Total return to a shareholder for the six months ended March 31, 2004, and the year ending September 30, 2003, September 30, 2002, September 30, 2001, September 30, 2000, and September 30, 1999, without taking into account these transaction fees would have been 31.73%, 53.28%, 10.35%, (24.37)%, (3.82)%, and 76.88%, respectively.

(f) Commenced operations May 17, 2002.

(g) Prior to the commencement of operations, May 17, 2002, Alliance Capital redeemed 1,333 shares representing $16,666 of Intermediate Duration Institutional Portfolio and made a capital contribution of $16,666 into the Portfolio, adjusting the opening net asset value per share from $12.50 to $15.00.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                     2004 Semiannual Report   39

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Notes to Financial Statements

NOTE 1. Organization and Significant Accounting Policies

        This report includes the financial statements of the Sanford C. Bernstein Fund, Inc., and the Sanford C. Bernstein Fund II, Inc. (the "Funds"). Sanford C. Bernstein Fund, Inc., and Sanford C. Bernstein Fund II, Inc., are managed open-end registered investment companies, incorporated in Maryland on May 4, 1988, and February 7, 2002, respectively. Sanford C. Bernstein Fund, Inc., currently comprises 12 series of shares (the "SCBPortfolios"), each with its own investment objectives. The three International Equity Portfolios are Tax-Managed International, International, and Emerging Markets Value; the nine Fixed-Income Portfolios are Intermediate Duration, Short Duration Plus, U.S. Government Short Duration, Short Duration Diversified Municipal, Short Duration California Municipal, Short Duration New York Municipal, Diversified Municipal, California Municipal, and New York Municipal. Effective February 1, 2002, the Diversified Municipal, California Municipal, and New York Municipal Portfolios (collectively, "Intermediate Bernstein Municipal Portfolios") commenced offering AllianceBernstein Intermediate Municipal Class A, Class B, and Class C Shares (collectively, "Intermediate Retail Class Shares") in addition to the existing share class of the Intermediate Municipal Portfolios (each, a "Municipal Class"). Effective May 21, 2003, the Short Duration Plus Portfolio commenced distribution of AllianceBernstein Short Duration Class A, Class B, and Class C Shares (collectively, "Short Duration Retail Class Shares") in addition to the existing Short Duration Plus Class shares. Effective January 30, 2004, the Tax-Managed International and International Portfolios commenced distribution of AllianceBernstein Tax-Managed International and AllianceBernstein International Class A, Class B, and Class C Shares (collectively, "International Retail Class Shares") in addition to the existing Tax-Managed International and International Class Shares, respectively. Effective February 17, 2004, the International and Short Duration Plus Portfolios commenced distribution of Class R Shares. Collectively, the Intermediate Retail Class Shares, Short Duration Retail Class Shares, and International Retail Class Shares are the "Retail Classes." The financial highlights of the Retail Classes are presented in separate financial reports. All five classes of shares have identical voting, dividend, liquidation, and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan, as applicable. Sanford C. Bernstein Fund II, Inc., currently comprises one series of shares, the Intermediate Duration Institutional Portfolio (together with the SCB Portfolios, the "Portfolios"). Intermediate Duration Institutional Portfolio commenced operations on May 17, 2002, through an investment of securities received in an in-kind redemption in the amount of $149,411,702 from the Intermediate Duration Portfolio of the Sanford C. Bernstein Fund, Inc. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Funds.

     A. Portfolio Valuation

        In accordance with Pricing Policies adopted by the Boards of Directors of the Funds (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Boards of Directors have delegated to Alliance Capital Management L.P. ("the Adviser"), subject to the Boards' continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

        Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on the Nasdaq Stock Market, Inc. ("NASDAQ"), are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market (but excluding


--------------------------------------------------------------------------------
40   Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

        securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

     B. Foreign Currency Translation

        The accounting records of the Funds are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 12:00 p.m., New York time. Amounts related to the purchases and sales of securities, investment income, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

        Net realized gain or loss on foreign currency transactions represents net foreign exchange gains or losses from the closure of forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amount of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and losses arising from valuing foreign currency denominated assets and liabilities, other than security investments, at the current exchange rate are reflected as part of unrealized appreciation/depreciation on foreign currencies.

        The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at period end. The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices of equity securities sold during the year. The Funds do isolate the effect of changes in foreign exchange rates from changes in market prices of debt securities sold during the year, as required by the Internal Revenue Code.

        The Tax-Managed International Portfolio, International Portfolio, Emerging Markets Value Portfolio, Intermediate Duration Portfolio, and Intermediate Duration Institutional Portfolio invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

     C. Security Transactions and Related Investment Income

        Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis, and dividend income is recorded on the ex-dividend date.

     D. Futures Contracts

        Upon entering into a futures contract, a Portfolio is required to deposit cash or to pledge securities in an amount (initial margin) equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments, which are dependent on the daily fluctuations in the market value of the underlying index or security, are made or received by the Portfolio each day (daily variation margin) or at other intervals as is required. The aggregate of these payments or receipts through the expiration of the futures contract is recorded for book purposes as unrealized gains or losses by the Portfolio. If the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.


--------------------------------------------------------------------------------
                                                     2004 Semiannual Report   41

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Notes to Financial Statements (continued)

     E. Written Options

        When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as an asset and a corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the option. When a call option is exercised, a Portfolio realizes a gain or loss on the underlying security, with the proceeds from the security sale increased by the amount of the option premium received. When a put option is exercised, the cost basis of the security purchased by a Portfolio is reduced by the option premium received.

     F. Taxes

        Each of the 13 Portfolios of the Funds is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal income taxes to the extent that all of its income is distributed. The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains, and net unrealized appreciation/depreciation as such income and/or gains are earned.

     G. Repurchase Agreements

        Each Portfolio may enter into repurchase agreements with banks or securities broker-dealers. It is the Funds' policy that their custodian receive delivery of the securities collateralizing repurchase agreements, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value of the collateral is equal to at least 100% of the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions on the Portfolio's ability to dispose of the underlying securities.

     H. Securities Transactions on a When-Issued or Delayed-Delivery Basis

        Each Portfolio may purchase securities on a when-issued basis or purchase or sell securities on a delayed-delivery basis. At the time a Portfolio commits to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will record the transaction and use the security's value in determining the Portfolio's net asset value. At the time a Portfolio commits to sell a security on a delayed-delivery basis, the Portfolio will record the transaction and exclude the security's value in determining the Portfolio's net asset value. Each Portfolio segregates cash and marketable securities at least equal in value to its purchase commitment for when-issued or delayed-delivery securities, and segregates portfolio securities on a delayed-delivery basis.

     I. Distribution of Income and Gains

        Net investment income of each Portfolio except the Tax-Managed International Portfolio, International Portfolio, and Emerging Markets Value Portfolio is declared and recorded as a dividend to shareholders daily and is payable to shareholders monthly. Dividends from net investment income, if any, of the Tax-Managed International Portfolio, International Portfolio, and Emerging Markets Value Portfolio will be paid to shareholders at least once a year. Distributions of net realized gains, less any available loss carryforwards, if any, for all Portfolios will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

        Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, "excess distributions" are reflected in the accompanying financial statements. Certain other differences--permanent differences--arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified in the year they arise.

     J. Income and Expenses

        All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Funds represented by the shares of such class. Class-specific expenses are borne by the respective class.


--------------------------------------------------------------------------------
42   Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

     K. Portfolio Transaction Fee

        The Emerging Markets Value Portfolio imposes a 2.00% fee on purchases and redemptions. This fee is retained by the Portfolio and is included in the financial statements as an item of additional paid-in capital.

     L. Securities Lending

        Each of the Portfolios of the Funds may enter into securities lending transactions. By lending its portfolio securities, a Portfolio attempts to increase its income through the interest earned on the loan. It is the policy of each Portfolio to receive collateral consisting of cash or U.S. Government securities in an amount at least equal to the value of the securities loaned. The securities lending agent has agreed to indemnify the Funds in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that collateral levels are maintained. Cash collateral received is invested by the securities lending agent in liquid short-term investments such as repurchase agreements and overnight time deposits pursuant to investment guidelines set forth by the Funds. Cash collateral received is recorded as an asset as well as a corresponding liability in the Statements of Assets and Liabilities. At March 31, 2004, the International Portfolio had securities on loan with a value of $545,483,442 and had received collateral of $573,868,341, of which $550,334,000 was cash collateral and $23,534,341 was collateral in the form of U.S. Government securities. The Tax-Managed International Portfolio and the International Portfolio earned $452,203 and $248,021, respectively, from securities lending transactions for the period ended March 31, 2004. This amount is reflected in the Statement of Operations as a component of interest income.

     M. Interest Rate Swap Agreements

        The Funds enter into interest rate swaps to protect themselves from interest rate fluctuations on the underlying debt instruments. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

        Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Funds, and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

        The Funds record a net receivable or payable on a daily basis for the net interest income or expense expected to be received or paid in the interest period. Net interest received or paid on these contracts is recorded as interest income (or as an offset to interest income). Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of investments. Realized gains and losses from terminated swaps are included in net realized gains/losses on investment transactions.

     N. Reverse Repurchase Agreements

        Under a reverse repurchase agreement, a Portfolio sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time a Portfolio enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value at least equal to the repurchase price.

        For the period ended March 31, 2004, the average amount of reverse repurchase agreements outstanding for the Short Duration Plus and U.S. Government Short Duration Portfolios was $23,428,455 and $5,409, 409, respectively, and the daily weighted average interest rate was 0.87% and 0.88%, respectively.

     O. Mortgage-Backed Dollar Rolls

        The Intermediate Duration Portfolio, the Intermediate Duration Institutional Portfolio, U.S. Government Short Duration Portfolio, and the Short Duration Plus Portfolio may enter into dollar rolls using "to be announced" ("TBA") mortgage-backed securities. TBAtransactions are recorded for book purposes based on the type of the mortgage-backed securities. For TBA


--------------------------------------------------------------------------------
                                                     2004 Semiannual Report   43

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Notes to Financial Statements (continued)

        transactions that are entered into as financing transactions (selling a mortgage-backed security for delivery in the future and simultaneously contracting to purchase a substantially similar security at a specified future date), income is recorded for the difference between the current sale price and the lower forward price for the future purchase.

NOTE 2. Investment Management and Transactions with Affiliated Persons

     A. Management Fee

        Under the Investment Management Agreement between the Funds and the Adviser, the Adviser manages the investment of each Portfolio's assets, places purchase and sale orders, and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers, and employees who may be elected directors or officers of the Funds to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board of Directors. The Adviser receives an investment management fee, based on the annual rate, for these services as follows:

                                                                                   AVERAGE DAILY NET ASSETS

                                                                            FIRST $1 BILLION                          THEREAFTER
================================================================================================================================
          Intermediate Duration, Short Duration Plus,
          U.S. Government Short Duration, Intermediate Duration
          Institutional, Diversified Municipal, California Municipal,
          and New York Municipal Portfolios                                      .500%                                   .450%

--------------------------------------------------------------------------------------------------------------------------------

                                                                                   AVERAGE DAILY NET ASSETS

                                                                       FIRST            NEXT              NEXT
                                                                    $1 BILLION       $3 BILLION        $2 BILLION     THEREAFTER
================================================================================================================================
          Tax-Managed International and
          International Portfolios                                       1%              .900%             .875%          .850%

--------------------------------------------------------------------------------------------------------------------------------

          Short Duration Diversified Municipal, Short Duration
          California Municipal, and Short Duration New York
          Municipal Portfolios                                                  .500% of the average daily net assets

-------------------------------------------------------------------------------------------------------------------------------

          Emerging Markets Value Portfolio                            1.25%                                              1.125%

        The Intermediate Duration Institutional Portfolio and the Adviser have entered into an Expense Limitation Agreement (the "Agreement"), dated March 22, 2002, under which the Adviser has agreed to waive its fees and, if necessary, reimburse expenses in respect of the Portfolio for the current fiscal year, so that total operational expenses do not exceed the annual rate of 0.45% of average daily net assets of the Portfolio. Under the Agreement, which remains in effect until March 31, 2005, any waivers or reimbursements made by the Adviser are subject to repayment by the Portfolio by March 31, 2005, provided that repayment does not result in the Portfolio's aggregate expenses exceeding the foregoing expense limitations. Further, the aggregate repayment to the Adviser will not exceed the sum of the Portfolio's organization costs and initial offering expenses. For the period ended March 31, 2004, the aggregate amount of such fee waiver was $360,323.

     B. Shareholder Servicing Fee; Transfer Agency Fee

        Under the Shareholder Servicing Agreement between the Sanford C. Bernstein Fund, Inc., and the Adviser, the Adviser agrees to pay expenses it incurs in providing shareholder servicing to the Fund, the Portfolios, and individual shareholders. This agreement does not apply to the Retail Classes and the Intermediate Duration Institutional Portfolio. Under the agreement, the fee payable by each Portfolio except the Tax-Managed International Portfolio, International Portfolio, and Emerging Markets Value Portfolio to the Adviser for services under this agreement is .10 of 1% of the average daily net


--------------------------------------------------------------------------------
44   Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

        assets of each Portfolio during the month, and the fee paid by the Tax-Managed International Portfolio, International Portfolio, and Emerging Markets Value Portfolio for services under this agreement is .25 of 1% of the average daily net assets of each Portfolio during the month.

        Under a Transfer Agency Agreement, the Retail Classes compensate Alliance Global Investor Services, Inc., a wholly owned subsidiary of the Adviser, for providing personnel and facilities to perform transfer agency services. Such compensation amounted to: International, $283; Diversified Municipal Portfolio, $35,428; California Municipal Portfolio, $9,607; New York Municipal Portfolio, $18,812; and Short Duration Plus Portfolio, $26,615, for the period ended March 31, 2004. During the period, AGIS agreed to waive a portion of its fees for such services for the Tax-Managed International Portfolio. Such waiver amounted to $3,000.

        For the six months ended March 31, 2004, the expenses for the Retail Classes of the Diversified Municipal Portfolio, California Municipal Portfolio, New York Municipal Portfolio and Short Duration Plus Portfolio were reduced under an expense offset arrangement with AGIS by $8, $3, $5 and $6, respectively.

     C. Distribution Arrangements--the Funds Except the Retail Classes

        Under the Distribution Agreement between the Funds, on behalf of each Portfolio other than the Retail Classes, and Sanford C. Bernstein & Co., LLC (the "Distributor"), the Distributor agrees to act as agent to sell shares of the 13 Portfolios. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly owned subsidiary of the Adviser.

     D. Distribution Arrangements--the Retail Classes Only

        The Retail Classes of the Tax-Managed International Portfolio and International Portfolio, the Intermediate Municipal Portfolios, and the Short Duration Plus Portfolio have adopted a Distribution Services Agreement (the "Agreement"), including a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each of the Retail Classes pays distribution services fees to AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .30 of 1% of the Class A Shares, 1% of the Class B and Class C Shares, and .50 of 1% of the Class R Shares of the respective average daily net assets attributable to the Retail Classes. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Sanford C. Bernstein Fund, Inc., that it has incurred expenses in excess of the distribution costs reimbursed by each of the Retail Classes as follows:

                   TAX-MANAGED                     DIVERSIFIED   CALIFORNIA    NEW YORK        SHORT
                  INTERNATIONAL    INTERNATIONAL    MUNICIPAL    MUNICIPAL     MUNICIPAL   DURATION PLUS
========================================================================================================
        Class B      $5,027           $6,690       $2,115,431    $1,004,608   $1,622,271    $689,221
        Class C       5,008           11,977          805,826       552,079      627,745     421,215

        Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A and R Shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's Shares.

     E. Other Transactions with Affiliates

        Class A Shares of the Retail Classes are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A Shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B Shares of the Intermediate Municipal Portfolios and the Short Duration Plus Portfolio are currently sold with a contingent deferred sales charge that declines from 3% to zero depending on the period of time the shares are held. Class B Shares of the Tax-Managed International Portfolio and the


--------------------------------------------------------------------------------
                                                     2004 Semiannual Report   45

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Notes to Financial Statements (continued)

        International Portfolio are currently sold with a contingent deferred sales charge that declines from 4% to zero depending on the period of time the shares are held. Class B Shares will automatically convert to Class A Shares six years after the end of the calendar month of purchase. For the Intermediate Municipal Portfolios and the Short Duration Plus Portfolio and eight years after the end of the calendar month of purchase for the Tax-Managed International Portfolio and the International Portfolio. Class C Shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R Shares are sold without an initial or contingent deferred sales charge and are offered to certain group retirement plans.

        AllianceBernstein Investment Research and Management, Inc., has advised Sanford C. Bernstein Fund, Inc., that it has retained front-end sales charges from sales of Class A Shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B, and Class C Shares for the period ended March 31, 2004, as follows:

                                      FRONT-END         CONTINGENT DEFERRED SALES CHARGES
                                    SALES CHARGES    ---------------------------------------
        PORTFOLIO                      CLASS A        CLASS A         CLASS B       CLASS C
        ====================================================================================
        Tax-Managed International     $      25      $       0      $       0      $       0
        International                       411              0              0              0
        Diversified Municipal            11,997         13,171        159,902         34,323
        California Municipal              4,033         10,685         38,829         31,179
        New York Municipal                5,975         10,000         59,253         21,640

        Short Duration Plus               6,565         16,938         43,569         29,095

        For the period ended March 31, 2004, the Emerging Markets Value Portfolio paid brokerage commissions to Sanford C. Bernstein & Co., LLC, in the amount of $104,218, and the Tax-Managed International and International Portfolios paid commissions to Sanford C. Bernstein & Co., Ltd., in the amount of $325,387 and $30,924, respectively.

NOTE 3. Investment Security Transactions

     A. Purchases and Sales

        For the period from October 1, 2003, through March 31, 2004, the Portfolios had purchases and sales transactions, excluding repurchase transactions and transactions in short-term instruments, as follows:

                                                  PURCHASES                             SALES
                                               EXCLUDING U.S.      PURCHASES OF     EXCLUDING U.S.       SALES OF
                                                 GOVERNMENT      U.S. GOVERNMENT      GOVERNMENT     U.S. GOVERNMENT
                                                 SECURITIES        SECURITIES         SECURITIES       SECURITIES
        ============================================================================================================
        Tax-Managed International              $ 2,008,239,647   $             0   $ 1,791,631,199   $             0
        International                            1,174,104,108                 0     1,230,196,677                 0
        Emerging Markets Value                     303,283,088                 0       280,830,057                 0
        Intermediate Duration                    6,473,272,059       630,918,179     6,202,343,688       703,353,292
        U.S. Government Short Duration               4,802,345       208,555,786           608,618       210,139,859
        Intermediate Duration Institutional        124,913,269     1,311,615,302       131,028,909     1,238,738,898
        Short Duration Diversified Municipal       116,386,764                 0        99,484,539                 0
        Short Duration California Municipal         27,796,102                 0        21,523,090                 0
        Short Duration New York Municipal           58,308,933                 0        28,353,165                 0
        Diversified Municipal                      707,870,058                 0       479,734,972                 0
        California Municipal                       288,953,611                 0       143,843,433                 0
        New York Municipal                         278,167,599                 0       200,289,128                 0
        Short Duration Plus                        155,945,453       942,097,009       109,426,177       947,901,094


--------------------------------------------------------------------------------
46   Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

     B. Distributions to Shareholders

        The tax character of distributions to be paid for the year ending September 30, 2004, will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended September 30, 2003, and September 30, 2002, were as follows:

        TAX-MANAGED INTERNATIONAL                   2003                2002
        ========================================================================
        Distributions paid from:
          Ordinary income                      $ 35,319,934        $ 45,231,307
                                               ------------        ------------
        Total distributions paid               $ 35,319,934        $ 45,231,307
                                               ------------        ------------

        INTERNATIONAL                               2003                2002
        ========================================================================
        Distributions paid from:
          Ordinary income                      $ 16,987,461        $ 45,835,060
                                               ------------        ------------
        Total distributions paid               $ 16,987,461        $ 45,835,060
                                               ------------        ------------

        EMERGING MARKETS VALUE                      2003                2002
        ========================================================================
        Distributions paid from:
          Ordinary income                      $  3,072,179        $  5,096,387
                                               ------------        ------------
        TOTAL DISTRIBUTIONS PAID               $  3,072,179        $  5,096,387
                                               ------------        ------------

        INTERMEDIATE DURATION                       2003                2002
        ========================================================================
        Distributions paid from:
          Ordinary income                      $ 79,859,897        $ 94,607,925
                                               ------------        ------------
        Total taxable distributions paid         79,859,897          94,607,925
        Return of capital                                 0           2,914,193
                                               ------------        ------------
        Total distributions paid               $ 79,859,897        $ 97,522,118
                                               ------------        ------------

        U.S. GOVERNMENT SHORT DURATION              2003                2002
        ========================================================================
        Distributions paid from:
          Ordinary income                      $  4,005,212        $  4,275,261
          Net long-term capital gains               502,438                   0
                                               ------------        ------------
        Total distributions paid               $  4,507,650        $  4,275,261
                                               ------------        ------------

        INTERMEDIATE DURATION INSTITUTIONAL         2003                2002
        ========================================================================
        Distributions paid from:
          Ordinary income                      $ 16,139,301        $  3,811,865
                                               ------------        ------------
        Total distributions paid               $ 16,139,301        $  3,811,865
                                               ------------        ------------

        SHORT DURATION DIVERSIFIED MUNICIPAL        2003                2002
        ========================================================================
        Distributions paid from:
          Ordinary income                      $    101,321        $          0
          Net long-term capital gains               754,546             132,148
                                               ------------        ------------
        Total taxable distributions paid            855,867             132,148
        Tax exempt distributions                  5,065,280           5,332,674
                                               ------------        ------------
        Total distributions paid               $  5,921,147        $  5,464,822
                                               ------------        ------------


--------------------------------------------------------------------------------
                                                     2004 Semiannual Report   47

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Notes to Financial Statements (continued)

        SHORT DURATION CALIFORNIA MUNICIPAL         2003           2002
        ========================================================================
        Distributions paid from:
          Ordinary income                      $    43,186         $     4,948
                                               -----------         -----------
        Total taxable distributions paid            43,186               4,948
        Tax exempt distributions                 1,387,621           1,665,443
                                               -----------         -----------
        Total distributions paid               $ 1,430,807         $ 1,670,391
                                               -----------         -----------

        SHORT DURATION NEW YORK MUNICIPAL           2003                2002
        ========================================================================
        Distributions paid from:
          Ordinary income                      $     2,337         $     4,496
                                               -----------         -----------
        Total taxable distributions paid             2,337               4,496
        Tax exempt distributions                 2,454,615           2,903,602
                                               -----------         -----------
        Total distributions paid               $ 2,456,952         $ 2,908,098
                                               -----------         -----------

        DIVERSIFIED MUNICIPAL                       2003                2002
        ========================================================================
        Distributions paid from:
          Ordinary income                      $ 1,659,562         $    45,929
                                               -----------         -----------
        Total taxable distributions paid         1,659,562              45,929
        Tax exempt distributions                72,698,440          62,389,473
                                               -----------         -----------
        Total distributions paid               $74,358,002         $62,435,402
                                               -----------         -----------

        CALIFORNIA MUNICIPAL                        2003                2002
        ========================================================================
        Distributions paid from:
          Ordinary income                      $ 1,308,514         $    38,568
                                               -----------         -----------
        Total taxable distributions paid         1,308,514              38,568
        Tax exempt distributions                21,958,831          19,871,800
                                               -----------         -----------
        Total distributions paid               $23,267,345         $19,910,368
                                               -----------         -----------

        NEW YORK MUNICIPAL                          2003                2002
        ========================================================================
        Distributions paid from:
          Ordinary income                      $ 1,072,760         $   323,848
                                               -----------         -----------
        Total taxable distributions paid         1,072,760             323,848
        Tax exempt distributions                36,668,935          32,997,906
                                               -----------         -----------
        Total distributions paid               $37,741,695         $33,321,754
                                               -----------         -----------

        SHORT DURATION PLUS                         2003                2002
        ========================================================================
        Distributions paid from:
          Ordinary income                      $12,308,812         $14,908,490
                                               -----------         -----------
        Total taxable distributions paid        12,308,812          14,908,490
        Return of capital                                0                   0
                                               -----------         -----------
        Total distributions paid               $12,308,812         $14,908,490
                                               -----------         -----------


--------------------------------------------------------------------------------
48   Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

        As of September 30, 2003, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

                                                                                                                 TOTAL
                                                                      ACCUMULATED          UNREALIZED         ACCUMULATED
                                                    ORDINARY          CAPITAL AND        APPRECIATION/         EARNINGS/
                                                   INCOME (a)      OTHER LOSSES (b)     DEPRECIATION (c)       (DEFICIT)
        ==================================================================================================================
        Tax-Managed International                 $60,281,135       $(143,459,959)        $452,053,621      $ 368,874,797
        International                              18,018,005        (419,386,927)         167,495,287       (233,873,635)
        Emerging Markets Value                      6,940,887         (95,888,132)         185,765,395         96,818,150
        Intermediate Duration                         245,955         (18,695,220)          53,160,421         34,711,156
        U.S. Government Short Duration              1,233,322                   0              853,518          2,086,840
        Intermediate Duration Institutional         3,886,496           2,275,943            9,480,628         15,643,067
        Short Duration Diversified Municipal          371,993                   0            1,663,411          2,035,404
        Short Duration California Municipal            23,256                   0              613,535            636,791
        Short Duration New York Municipal              53,674            (754,140)           1,466,669            766,203
        Diversified Municipal                       1,981,979          (3,877,275)          98,384,675         96,489,379
        California Municipal                          610,365              69,554           29,069,629         29,749,548
        New York Municipal                            997,705          (3,333,293)          54,845,609         52,510,021
        Short Duration Plus                           608,117                   0            4,421,183          5,029,300

        (a) Includes tax exempt income as shown below:
        ========================================================================
        Short Duration Diversified Municipal                       $   118,432
        Short Duration California Municipal                             22,035
        Short Duration New York Municipal                               53,579
        Diversified Municipal                                        1,918,335
        California Municipal                                           574,690
        New York Municipal                                             996,144

        (b) At September 30, 2003, the following Portfolios had capital loss carryforwards as shown below:

                                                                    CAPITAL LOSS
                                                                 CARRYFORWARD AMOUNT                         EXPIRATION
        ==================================================================================================================
        Tax-Managed International                                  $   1,633,581                              9/30/2010
        Tax-Managed International                                    141,826,378                              9/30/2011
        International                                                139,642,274                              9/30/2010
        International                                                279,744,653                              9/30/2011
        Emerging Markets Value                                        66,794,735                              9/30/2010
        Emerging Markets Value                                        29,093,397                              9/30/2011
        Intermediate Duration                                         18,695,220                              9/30/2009
        Short Duration New York Municipal                                150,211                              9/30/2007
        Short Duration New York Municipal                                 20,583                              9/30/2008
        Short Duration New York Municipal                                514,053                              9/30/2009
        Short Duration New York Municipal                                 69,296                              9/30/2011
        Diversified Municipal                                          3,877,275                              9/30/2009
        New York Municipal                                             3,333,293                              9/30/2009


--------------------------------------------------------------------------------
                                                     2004 Semiannual Report   49

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Notes to Financial Statements (continued)

        (c) The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and mark to market on futures contracts.

        At September 30, 2003, the following Portfolios had post-October capital loss deferrals as shown below. For tax purposes, these losses are deemed to arise on October 1, 2003:

                                               POST-OCTOBER CAPITAL        POST-OCTOBER FOREIGN
                                                   LOSS DEFERRAL          CURRENCY LOSS DEFERRAL
        ========================================================================================
        Tax-Managed International                  $ 27,076,574                  $       0
        International                                         0                          0
        Emerging Markets Value                       14,860,667                    349,692
        Intermediate Duration                                 0                    798,644
        U.S. Government Short Duration                   91,695                          0
        Intermediate Duration Institutional                   0                    135,169
        Short Duration California Municipal               7,011                          0
        ----------------------------------------------------------------------------------------

        During the year ended September 30, 2003, capital loss carryforwards were utilized by the Portfolios as shown below:

                                                  CAPITAL LOSS
                                              CARRYFORWARD UTILIZED
        ========================================================================================
        Intermediate Duration                      $42,755,271
        Short Duration Plus                          1,086,742
        Short Duration California Municipal             89,338
        Diversified Municipal                        3,691,396
        California Municipal                           334,275
        New York Municipal                           2,339,659
        ----------------------------------------------------------------------------------------

NOTE 4. Risks Involved in Investing in the Portfolios

        Emerging Markets Value and International Portfolios--Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. equities. These risks are heightened with respect to investments in emerging-market countries where there is an even greater amount of economic, political, and social instability. Economic, political, and social instability could disrupt financial markets in which the Portfolio invests and adversely affect the value of the Portfolio's assets. In addition, national policies may restrict investment opportunities.

        In foreign markets there may be a lower degree of market volume and liquidity than in U.S. markets, and this may result in greater price volatility. The securities markets in many emerging-market countries are substantially smaller, less developed, less liquid, and more volatile than the securities markets of developed countries. Furthermore, since the composition of each Portfolio will differ from that of market indexes, its performance generally will not mirror the returns provided by a specific market index.


--------------------------------------------------------------------------------
50   Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

        Fixed Income Portfolios--Interest rate risk and credit risk. Interest rate risk is the risk that changes in interest rates will affect the value of a Portfolio's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of a Portfolio's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

        Concentration of Credit Risk--The two California Municipal Portfolios and two New York Municipal Portfolios invest primarily in securities issued by the State of California and New York, respectively, and their various political subdivisions, and the performance of each of these Portfolios is closely tied to economic conditions within the applicable state and the financial condition of that state and its agencies and municipalities.

NOTE 5. Risks Involved in Futures and Foreign Currency Contracts

        Portfolios may purchase or sell financial futures contracts for the purpose of hedging their portfolios against adverse effects of anticipated movements in the market. Financial futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or the market value in U.S. dollars of a foreign currency. The contract amounts reflect the extent of each Portfolio's involvement in these financial instruments. To the extent that the Funds enter into short futures, losses may be unlimited. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover. The Funds' activities in futures contracts are conducted through regulated exchanges that do not result in counterparty credit risks.

        The Short Duration Plus Portfolio, Intermediate Duration Portfolio, Intermediate Duration Institutional Portfolio, Tax-Managed International Portfolio, International Portfolio, and Emerging Markets Value Portfolio may enter into forward exchange currency contracts in order to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings. Foreign currency contracts involve elements of market risk in excess of the amount reflected in the Statements of Assets and Liabilities. A Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the foreign currency contract. In addition, a Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

NOTE 6. Capital-Share Transactions

        As of March 31, 2004, the Sanford C. Bernstein Fund, Inc., has authorized 8.2 billion shares of common stock, par value $0.001 per share, of which 7.9 billion are divided into 12 Portfolios. It has allocated 1 billion to the Tax-Managed International Portfolio of which 400 million is allocated to the Tax-Managed International Class Shares and 200 million to each of the three retail classes of shares; 600 million to the Intermediate Duration Portfolio; 1.4 billion to the International Portfolio of which 600 million is allocated to the International Class Shares and 200 million to each of the four retail classes of shares; 1.6 billion to the Diversified Municipal Portfolio, divided evenly into four classes; 200 million each to the Emerging Markets Value Portfolio and the U.S. Government Short Duration Portfolio; 800 million each to the California Municipal Portfolio and New York Municipal Portfolio, divided evenly into four classes; 1 billion to the Short Duration Plus Portfolio, divided evenly into five classes; and 100 million each to the Short Duration Diversified Municipal Portfolio, Short Duration California Municipal Portfolio, and Short Duration New York Municipal Portfolio. The Sanford C. Bernstein Fund II, Inc., has authorized 200 million shares of common stock with par value $0.001 per share. Share transactions for each Portfolio for the period ended March 31, 2004, and the year ended September 30, 2003, were as follows:


--------------------------------------------------------------------------------
                                                     2004 Semiannual Report   51

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Notes to Financial Statements (continued)

                                                    -------------------------------------------------------------------
                                                                     TAX-MANAGED INTERNATIONAL PORTFOLIO
                                                    -------------------------------------------------------------------

                                                    ------------------------------    ---------------------------------
                                                                SHARES                             AMOUNT
                                                    ------------------------------    ---------------------------------
                                                      SIX MONTHS                        SIX MONTHS
                                                    ENDED 3/31/04     YEAR ENDED       ENDED 3/31/04      YEAR ENDED
                                                      (UNAUDITED)       9/30/03         (UNAUDITED)        9/30/03
=======================================================================================================================
Tax-Managed International Class Shares
Shares sold                                           28,770,920       75,126,039     $ 558,140,272     $1,145,967,491
Shares issued to shareholders on
reinvestment of dividends                              2,890,030        2,225,055        54,534,862         31,640,286
Shares redeemed                                      (17,662,238)     (54,817,533)     (340,586,037)      (828,033,279)
                                                     -----------      -----------     -------------     --------------
Net increase                                          13,998,712       22,533,561       272,089,097        349,574,498
Beginning of period                                  203,163,791      180,630,230       694,422,916        344,848,418
                                                     -----------      -----------     -------------     --------------
End of period                                        217,162,503      203,163,791     $ 966,512,013     $  694,422,916
                                                     ===========      ===========     =============     ==============

=======================================================================================================================
Tax-Managed International Class A Shares (a)
Shares sold                                            1,025.376                      $      20,575
                                                     -----------                      -------------
Net increase                                           1,025.376                             20,575
Beginning of period                                            0                                  0
                                                     -----------                      -------------
End of period                                          1,025.376                      $      20,575
                                                     ===========                      =============

=======================================================================================================================
Tax-Managed International Class B Shares (a)
Shares sold                                              976.520                      $      19,915
                                                     -----------                      -------------
Net increase                                             976.520                             19,915
Beginning of period                                            0                                  0
                                                     -----------                      -------------
End of period                                            976.520                      $      19,915
                                                     ===========                      =============

=======================================================================================================================
Tax-Managed International Class C Shares (a)
Shares sold                                            2,216.405                      $      45,000
                                                     -----------                      -------------
Net increase                                           2,216.405                             45,000
Beginning of period                                            0                                  0
                                                     -----------                      -------------
End of period                                          2,216.405                      $      45,000
                                                     ===========                      =============

(a) Class A, B, and C Shares commenced distribution on January 30, 2004.


--------------------------------------------------------------------------------
52   Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                                    -------------------------------------------------------------------
                                                                             INTERNATIONAL PORTFOLIO
                                                    -------------------------------------------------------------------

                                                    ------------------------------    ---------------------------------
                                                                SHARES                             AMOUNT
                                                    ------------------------------    ---------------------------------
                                                      SIX MONTHS                        SIX MONTHS
                                                    ENDED 3/31/04     YEAR ENDED       ENDED 3/31/04      YEAR ENDED
                                                      (UNAUDITED)       9/30/03         (UNAUDITED)        9/30/03
=======================================================================================================================
International Class Shares
Shares sold                                           11,558,549       29,322,820     $ 204,031,124     $  406,675,464
Shares issued to shareholders on
reinvestment of dividends                              1,022,861        1,249,126        17,787,552         16,226,135
Shares redeemed                                      (13,527,528)     (25,603,020)     (236,715,240)      (364,033,307)
                                                     -----------      -----------     -------------     --------------
Net increase (decrease)                                 (946,118)       4,968,926       (14,896,564)        58,868,292
Beginning of period                                  113,738,511      108,769,585       527,218,383        468,350,091
                                                     -----------      -----------     -------------     --------------
End of period                                        112,792,393      113,738,511     $ 512,321,819     $  527,218,383
                                                     ===========      ===========     =============     ==============

=======================================================================================================================
International Class A Shares (a)
Shares sold                                               58,383                      $   1,076,862
                                                     -----------                      -------------
Net increase                                              58,383                          1,076,862
Beginning of period                                            0                                  0
                                                     -----------                      -------------
End of period                                             58,383                      $   1,076,862
                                                     ===========                      =============

=======================================================================================================================
International Class B Shares (a)
Shares sold                                               21,561                      $     395,589
Shares redeemed                                           (2,375)                           (43,011)
                                                     -----------                      -------------
Net increase                                              19,186                            352,578
Beginning of period                                            0                                  0
                                                     -----------                      -------------
End of period                                             19,186                      $     352,578
                                                     ===========                      =============

=======================================================================================================================
International Class C Shares (a)
Shares sold                                               71,893                      $   1,325,744
Shares redeemed                                             (109)                            (2,007)
                                                     -----------                      -------------
Net increase                                              71,784                          1,323,737
Beginning of period                                            0                                  0
                                                     -----------                      -------------
End of period                                             71,784                      $   1,323,737
                                                     ===========                      =============

=======================================================================================================================
International Class R Shares (b)
Shares sold                                                  528                      $      10,000
                                                     -----------                      -------------
Net increase                                                 528                             10,000
Beginning of period                                            0                                  0
                                                     -----------                      -------------
End of period                                                528                      $      10,000
                                                     ===========                      =============

(a)   Class A, B, and C Shares commenced distribution on January 30, 2004.

(b)   Class R Shares commenced distribution on February 17, 2004.


--------------------------------------------------------------------------------
                                                     2004 Semiannual Report   53

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Notes to Financial Statements (continued)

                                                    ------------------------------    ---------------------------------
                                                              EMERGING                         INTERMEDIATE
                                                            MARKETS VALUE                        DURATION
                                                             PORTFOLIO                           PORTFOLIO
                                                    ------------------------------    ---------------------------------

                                                      SIX MONTHS                        SIX MONTHS
                                                    ENDED 3/31/04     YEAR ENDED       ENDED 3/31/04      YEAR ENDED
                                                      (UNAUDITED)       9/30/03         (UNAUDITED)        9/30/03
=======================================================================================================================
Shares sold                                            6,127,505        8,956,677       32,083,944         45,689,675
Shares issued to shareholders
on reinvestment of dividends
and distributions                                        384,525          196,819          721,736          1,247,037
Shares redeemed                                       (4,742,022)      (4,018,608)     (14,741,953)       (32,638,966)
                                                     -----------      -----------     ------------      -------------
Net increase
in shares outstanding                                  1,770,008        5,134,888       18,063,727         14,297,746
Shares outstanding at
beginning of period                                   43,165,689       38,030,801      178,807,897        164,510,151
                                                     -----------      -----------     ------------      -------------
Shares outstanding at
end of period                                         44,935,697       43,165,689      196,871,624        178,807,897
                                                     ===========      ===========     ============      =============

                                                    ------------------------------    ---------------------------------
                                                           U.S. GOVERNMENT                  INTERMEDIATE DURATION
                                                           SHORT DURATION                       INSTITUTIONAL
                                                             PORTFOLIO                            PORTFOLIO
                                                    ------------------------------    ---------------------------------

                                                      SIX MONTHS                        SIX MONTHS
                                                    ENDED 3/31/04     YEAR ENDED       ENDED 3/31/04      YEAR ENDED
                                                      (UNAUDITED)       9/30/03         (UNAUDITED)        9/30/03
=======================================================================================================================
Shares sold                                            1,172,564        3,545,116        8,503,999         12,671,451
Shares issued to shareholders
on reinvestment of dividends
and distributions                                        142,772          242,544          724,435            602,234
Shares redeemed                                       (2,148,143)      (3,851,787)      (3,409,137)        (5,033,955)
                                                     -----------      -----------     ------------      -------------
Net increase (decrease)
in shares outstanding                                   (832,807)         (64,127)       5,819,297          8,239,730
Shares outstanding at
beginning of period                                    8,657,795        8,721,922       29,505,702         21,265,972
                                                     -----------      -----------     ------------      -------------
Shares outstanding at
end of period                                          7,824,988        8,657,795       35,324,999         29,505,702
                                                     ===========      ===========     ============      =============


--------------------------------------------------------------------------------
54   Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                  ------------------------------   ---------------------------------   -----------------------------
                                           SHORT DURATION                    SHORT DURATION                    SHORT DURATION
                                       DIVERSIFIED MUNICIPAL              CALIFORNIA MUNICIPAL               NEW YORK MUNICIPAL
                                             PORTFOLIO                         PORTFOLIO                         PORTFOLIO
                                  ------------------------------   ---------------------------------   -----------------------------

                                    SIX MONTHS                       SIX MONTHS                         SIX MONTHS
                                  ENDED 3/31/04     YEAR ENDED      ENDED 3/31/04       YEAR ENDED     ENDED 3/31/04      YEAR ENDED
                                    (UNAUDITED)       9/30/03        (UNAUDITED)         9/30/03        (UNAUDITED)        9/30/03
====================================================================================================================================
Shares sold                         6,456,373       13,842,222        2,741,593           4,771,245      3,428,405        6,161,187
Shares issued to shareholders
on reinvestment of dividends
and distributions                     100,128          252,689           30,564              60,222         41,828           87,236
Shares redeemed                    (5,645,269)     (11,378,472)      (2,885,040)         (4,415,190)    (3,424,698)      (5,864,823)
                                   ----------      -----------       ----------          ----------     ----------       ----------
Net increase (decrease)
in shares outstanding                 911,232        2,716,439         (112,883)            416,277         45,535          383,600
Shares outstanding at
beginning of period                18,406,825       15,690,386        6,300,004           5,883,727      9,633,497        9,249,897
                                   ----------      -----------       ----------          ----------     ----------       ----------
Shares outstanding at
end of period                      19,318,057       18,406,825        6,187,121           6,300,004      9,679,032        9,633,497
                                   ==========      ===========       ==========          ==========     ==========       ==========

--------------------------------------------------------------------------------
                                                     2004 Semiannual Report   55

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Notes to Financial Statements (continued)

                                                    ------------------------------------------------------------------
                                                                        DIVERSIFIED MUNICIPAL PORTFOLIO
                                                    ------------------------------------------------------------------

                                                    ------------------------------    --------------------------------
                                                                SHARES                             AMOUNT
                                                    ------------------------------    --------------------------------
                                                      SIX MONTHS                        SIX MONTHS
                                                    ENDED 3/31/04     YEAR ENDED       ENDED 3/31/04      YEAR ENDED
                                                      (UNAUDITED)       9/30/03         (UNAUDITED)        9/30/03
======================================================================================================================
Municipal Class
Shares sold                                           29,455,211       45,827,077     $  423,301,993    $  652,336,992
Shares issued to shareholders on
reinvestment of dividends                                497,384        1,007,006          7,147,104        14,337,817
Shares redeemed                                      (12,920,420)     (24,691,187)      (185,272,811)     (351,569,651)
                                                     -----------      -----------     --------------    --------------
Net increase                                          17,032,175       22,142,896        245,176,286       315,105,158
Beginning of period                                  142,661,941      120,519,045      1,955,483,332     1,640,378,174
                                                     -----------      -----------     --------------    --------------
End of period                                        159,694,116      142,661,941     $2,200,659,618    $1,955,483,332
                                                     ===========      ===========     ==============    ==============

======================================================================================================================
Intermediate Municipal Class A Shares
Shares sold                                            1,859,797       10,166,055     $   26,630,092    $  145,026,646
Shares issued to shareholders on
reinvestment of dividends                                 89,359          167,702          1,284,246         2,390,535
Shares converted from Class B                             25,943           21,475            372,416           305,385
Shares redeemed                                       (2,857,193)      (6,243,391)       (40,952,384)      (88,536,960)
                                                      ----------       ----------     --------------    --------------
Net increase (decrease)                                 (882,094)       4,111,841        (12,665,630)       59,185,606
Beginning of period                                    9,812,988        5,701,147        139,356,112        80,170,506
                                                      ----------       ----------     --------------    --------------
End of period                                          8,930,894        9,812,988       $126,690,482    $  139,356,112
                                                      ==========       ==========     ==============    ==============

======================================================================================================================
Intermediate Municipal Class B Shares
Shares sold                                              560,031        5,805,688     $    8,030,242    $   82,692,928
Shares issued to shareholders on
reinvestment of dividends                                 51,117           91,215            734,637         1,300,441
Shares converted to Class A                              (25,945)         (21,475)          (372,416)         (305,385)
Shares redeemed                                       (1,047,567)      (1,506,890)       (15,032,662)      (21,435,134)
                                                      ----------       ----------     --------------    --------------
Net increase (decrease)                                 (462,364)       4,368,538         (6,640,199)       62,252,850
Beginning of period                                    8,063,138        3,694,600        114,221,384        51,968,534
                                                      ----------       ----------     --------------    --------------
End of period                                          7,600,774        8,063,138     $  107,581,185    $  114,221,384
                                                      ==========       ==========     ==============    ==============

======================================================================================================================
Intermediate Municipal Class C Shares
Shares sold                                              985,673        6,210,766     $   14,132,938    $   88,602,109
Shares issued to shareholders on
reinvestment of dividends                                 44,294           74,861            636,476         1,067,110
Shares redeemed                                       (1,395,779)      (2,035,098)       (20,042,351)      (28,883,715)
                                                      ----------       ----------     --------------    --------------
Net increase (decrease)                                 (365,812)       4,250,529         (5,272,937)       60,785,504
Beginning of period                                    7,827,535        3,577,006        111,156,439        50,370,935
                                                      ----------       ----------     --------------    --------------
End of period                                          7,461,723        7,827,535     $  105,883,502    $  111,156,439
                                                      ==========       ==========     ==============    ==============


--------------------------------------------------------------------------------
56   Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                                    ------------------------------------------------------------------
                                                                        CALIFORNIA MUNICIPAL PORTFOLIO
                                                    ------------------------------------------------------------------

                                                    ------------------------------    --------------------------------
                                                                SHARES                             AMOUNT
                                                    ------------------------------    --------------------------------
                                                      SIX MONTHS                        SIX MONTHS
                                                    ENDED 3/31/04     YEAR ENDED       ENDED 3/31/04      YEAR ENDED
                                                      (UNAUDITED)       9/30/03         (UNAUDITED)        9/30/03
======================================================================================================================
Municipal Class
Shares sold                                           9,559,003       15,993,308      $ 138,506,930     $  230,456,346
Shares issued to shareholders on
reinvestment of dividends and distributions             203,677          311,153          2,950,116          4,480,766
Shares redeemed                                      (4,641,264)      (9,847,269)       (67,220,557)      (141,767,035)
                                                     ----------       ----------      -------------     --------------
Net increase                                          5,121,416        6,457,192         74,236,489         93,170,077
Beginning of period                                  47,396,613       40,939,421        657,270,405        564,100,328
                                                     ----------       ----------      -------------     --------------
End of period                                        52,518,029       47,396,613      $ 731,506,894     $  657,270,405
                                                     ==========       ==========      =============     ==============

======================================================================================================================
Intermediate Municipal Class A Shares
Shares sold                                             831,271        2,785,231      $  12,012,748     $   40,254,137
Shares issued to shareholders on
reinvestment of dividends and distributions              36,811           61,879            533,287            891,976
Shares converted from Class B                            38,537            2,405            557,616             34,786
Shares redeemed                                      (1,424,194)      (1,537,746)       (20,644,634)       (22,122,903)
                                                     ----------       ----------      -------------     --------------
Net increase (decrease)                                (517,575)       1,311,769         (7,540,983)        19,057,996
Beginning of period                                   3,704,838        2,393,069         53,199,229         34,141,233
                                                     ----------       ----------      -------------     --------------
End of period                                         3,187,263        3,704,838      $  45,658,246     $   53,199,229
                                                     ==========       ==========      =============     ==============

======================================================================================================================
Intermediate Municipal Class B Shares
Shares sold                                             208,998        1,920,658      $   3,016,925     $   27,675,631
Shares issued to shareholders on
reinvestment of dividends and distributions              23,139           34,676            335,259            499,871
Shares converted to Class A                             (38,538)          (2,406)          (557,616)           (34,786)
Shares redeemed                                        (284,628)        (473,721)        (4,118,921)        (6,793,430)
                                                     ----------       ----------      -------------     --------------
Net increase (decrease)                                 (91,029)       1,479,207         (1,324,353)        21,347,286
Beginning of period                                   2,760,031        1,280,824         39,617,938         18,270,652
                                                     ----------       ----------      -------------     --------------
End of period                                         2,669,002        2,760,031      $  38,293,585     $   39,617,938
                                                     ==========       ==========      =============     ==============

======================================================================================================================
Intermediate Municipal Class C Shares
Shares sold                                             317,022        2,580,810      $   4,583,502     $   37,238,022
Shares issued to shareholders on
reinvestment of dividends and distributions              24,667           41,795            357,353            602,322
Shares redeemed                                        (839,344)        (787,462)       (12,128,629)       (11,314,352)
                                                     ----------       ----------      -------------     --------------
Net increase (decrease)                                (497,655)       1,835,143         (7,187,774)        26,525,992
Beginning of period                                   3,463,052        1,627,909         49,723,939         23,197,947
                                                     ----------       ----------      -------------     --------------
End of period                                         2,965,397        3,463,052      $  42,536,165     $   49,723,939
                                                     ==========       ==========      =============     ==============


--------------------------------------------------------------------------------
                                                     2004 Semiannual Report   57

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Notes to Financial Statements (continued)

                                                    ------------------------------------------------------------------
                                                                        NEW YORK MUNICIPAL PORTFOLIO
                                                    ------------------------------------------------------------------

                                                    ------------------------------    --------------------------------
                                                                SHARES                             AMOUNT
                                                    ------------------------------    --------------------------------
                                                      SIX MONTHS                        SIX MONTHS
                                                    ENDED 3/31/04     YEAR ENDED       ENDED 3/31/04      YEAR ENDED
                                                      (UNAUDITED)       9/30/03         (UNAUDITED)        9/30/03
======================================================================================================================
Municipal Class
Shares sold                                          11,129,331        17,541,261     $  158,338,098    $  247,638,231
Shares issued to shareholders on
reinvestment of dividends                               346,538           722,407          4,931,325        10,190,157
Shares redeemed                                      (6,930,788)      (13,559,281)       (98,433,217)     (191,147,522)
                                                     ----------        ----------     --------------    --------------
Net increase                                          4,545,081         4,704,387         64,836,206        66,680,866
Beginning of period                                  70,782,299        66,077,912        956,689,419       890,008,553
                                                     ----------        ----------     --------------    --------------
End of period                                        75,327,380        70,782,299     $1,021,525,625    $  956,689,419
                                                     ==========        ==========     ==============    ==============

======================================================================================================================
Intermediate Municipal Class A Shares
Shares sold                                             983,881          4,772,614    $   13,991,722    $   67,433,941
Shares issued to shareholders on
reinvestment of dividends                                51,672             90,478           734,846         1,276,666
Shares converted from Class B                            26,101             13,121           371,038           185,945
Shares redeemed                                      (1,596,726)        (1,933,812)      (22,700,782)      (27,187,705)
                                                     ----------        ----------     --------------    --------------
Net increase (decrease)                                (535,072)         2,942,401        (7,603,176)       41,708,847
Beginning of period                                   5,526,922          2,584,521        77,587,151        35,878,304
                                                     ----------        ----------     --------------    --------------
End of period                                         4,991,850          5,526,922    $   69,983,975    $   77,587,151
                                                     ==========        ==========     ==============    ==============

======================================================================================================================
Intermediate Municipal Class B Shares
Shares sold                                             425,688          3,262,222    $    6,047,518    $   46,059,262
Shares issued to shareholders on
reinvestment of dividends                                38,232             57,631           543,537           812,702
Shares converted to Class A                             (26,117)           (13,130)         (371,038)         (185,945)
Shares redeemed                                        (387,904)          (679,364)       (5,514,216)       (9,549,437)
                                                     ----------        ----------     --------------    --------------
Net increase                                             49,899          2,627,359           705,801        37,136,582
Beginning of period                                   4,430,225          1,802,866        62,187,763        25,051,181
                                                     ----------        ----------     --------------    --------------
End of period                                         4,480,124          4,430,225    $   62,893,564    $   62,187,763
                                                     ==========        ==========     ==============    ==============

======================================================================================================================
Intermediate Municipal Class C Shares
Shares sold                                             650,603          3,705,738    $    9,237,010    $   52,418,616
Shares issued to shareholders on
reinvestment of dividends                                25,919             33,551           368,701           473,560
Shares redeemed                                        (524,846)          (663,668)       (7,471,144)       (9,332,023)
                                                     ----------        ----------     --------------    --------------
Net increase                                            151,676          3,075,621         2,134,567        43,560,153
Beginning of period                                   4,330,138          1,254,517        61,002,048        17,441,895
                                                     ----------        ----------     --------------    --------------
End of period                                         4,481,814          4,330,138    $   63,136,615    $   61,002,048
                                                     ==========        ==========     ==============    ==============


--------------------------------------------------------------------------------
58   Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                                    -----------------------------------------------------------------
                                                                      SHORT DURATION PLUS PORTFOLIO
                                                    -----------------------------------------------------------------

                                                    ------------------------------    -------------------------------
                                                                SHARES                             AMOUNT
                                                    ------------------------------    -------------------------------
                                                      SIX MONTHS                        SIX MONTHS
                                                    ENDED 3/31/04     YEAR ENDED       ENDED 3/31/04      YEAR ENDED
                                                      (UNAUDITED)       9/30/03         (UNAUDITED)        9/30/03
=====================================================================================================================
Short Duration Plus Class
Shares sold                                           7,008,769         13,975,661    $   89,756,031    $ 178,895,875
Shares issued to shareholders on
reinvestment of dividends and distributions             198,146            390,519         2,536,942        4,996,888
Shares redeemed                                      (7,782,315)       (13,306,518)      (99,640,843)    (170,299,304)
                                                     ----------         ----------    --------------    -------------
Net increase (decrease)                                (575,400)         1,059,662        (7,347,870)      13,593,459
Beginning of period                                  32,170,964         31,111,302       408,375,038      394,781,579
                                                     ----------         ----------    --------------    -------------
End of period                                        31,595,564         32,170,964    $  401,027,168    $ 408,375,038
                                                     ==========        ===========    ==============    =============

=====================================================================================================================
Short Duration Class A Shares (a)
Shares sold                                           2,353,801          8,246,525    $   30,150,038    $ 105,874,668
Shares issued to shareholders on
reinvestment of dividends and distributions              68,423             20,660           876,425          264,422
Shares converted from Class B                             7,987              6,479           102,183           78,387
Shares redeemed                                      (3,151,302)        (1,104,552)      (40,315,218)     (14,132,073)
                                                     ----------         ----------    --------------    -------------
Net increase (decrease)                                (721,091)         7,169,112        (9,186,572)      92,085,404
Beginning of period                                   7,169,112                  0        92,085,404                0
                                                     ----------         ----------    --------------    -------------
End of period                                         6,448,021          7,169,112    $   82,898,832    $  92,085,404
                                                     ==========        ===========    ==============    =============

=====================================================================================================================
Short Duration Class B Shares (a)
Shares sold                                             888,105          2,825,884    $   11,375,201    $  36,226,574
Shares issued to shareholders on
reinvestment of dividends and distributions              18,963              3,459           242,838           44,252
Shares converted to Class A                              (7,990)            (6,608)         (102,183)         (78,387)
Shares redeemed                                        (599,798)          (150,645)       (7,679,867)      (1,932,900)
                                                     ----------         ----------    --------------    -------------
Net increase                                            299,280          2,672,090         3,835,989       34,259,539
Beginning of period                                   2,672,090                  0        34,259,539                0
                                                     ----------         ----------    --------------    -------------
End of period                                         2,971,370          2,672,090    $   38,095,528    $  34,259,539
                                                     ==========        ===========    ==============    =============

=====================================================================================================================
Short Duration Class C Shares (a)
Shares sold                                             874,384          2,667,163    $   11,201,216    $  34,206,363
Shares issued to shareholders on
reinvestment of dividends and distributions              17,203              3,481           220,277           44,536
Shares redeemed                                        (533,292)          (105,254)       (6,827,790)      (1,343,939)
                                                     ----------         ----------    --------------    -------------
Net increase                                            358,295          2,565,390         4,593,703       32,906,960
Beginning of period                                   2,565,390                  0        32,906,960                0
                                                     ----------         ----------    --------------    -------------
End of period                                         2,923,685          2,565,390    $   37,500,663    $  32,906,960
                                                     ==========        ===========    ==============    =============

=====================================================================================================================
Short Duration Class R Shares (b)
Shares sold                                                 779                       $       10,000
Beginning of period                                           0                                    0
                                                     ----------                       --------------
End of period                                               779                       $       10,000
                                                     ==========                       ==============

(a) Short Duration Class A, B, and C Shares commenced distribution on May 21, 2003. (b) Class R Shares commenced distribution on February 17, 2004.


--------------------------------------------------------------------------------
                                                     2004 Semiannual Report   59

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Notes to Financial Statements (continued)

NOTE 7. Line of Credit

        The Emerging Markets Value Portfolio maintains a $35,000,000 line of credit intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the line of credit are paid by the Portfolio and are included in the miscellaneous expenses in the Statement of Operations. The Portfolio did not utilize the line of credit during the period ended March 31, 2004.

        A number of open-end mutual funds managed by the Adviser, including the Sanford C. Bernstein Fund II, Inc., participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the Statements of Operations. The Portfolio did not utilize the Facility during the period ended March 31, 2004.

NOTE 8. Legal Proceedings

        As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Portfolios' Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities.

        On December 18, 2003, Alliance Capital confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

        (i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

        (ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; however, it is not expected that the Portfolios will have their fees reduced; and

        (iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Funds, will introduce governance and compliance changes.

        The special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.


--------------------------------------------------------------------------------
60   Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

        In addition, the Independent Directors of Sanford C. Bernstein Fund II, Inc. ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

        On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

        Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants, some of which name the Funds as defendants. All of these lawsuits seek an unspecified amount of damages.

        As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


--------------------------------------------------------------------------------
                                                     2004 Semiannual Report   61

================================================================================

Sanford C. Bernstein Fund, Inc.

================================================================================
DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

       Roger Hertog
       Director and President
       Vice Chairman and Director,
       Alliance Capital Management Corporation ("ACMC")*

       Rosalie J. Wolf**
       Director and Chairman
       Managing Partner,
       Botanica Capital Partners LLC

       Irwin Engelman**
       Director
       Consultant

       William Kristol**
       Director
       Editor, The Weekly Standard

       Thomas B. Stiles II**
       Director
       President, Cedar Lawn Corporation

       Mark D. Gersten
       Treasurer and Chief Financial Officer
       Senior Vice President,
       Alliance Global Investor Services, Inc. ("AGIS")

       Mark R. Manley
       Secretary
       Senior Vice President and Acting General Counsel, ACMC

================================================================================
INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

       PricewaterhouseCoopers LLP
       1177 Avenue of the Americas
       New York, New York 10036

================================================================================
LEGAL COUNSEL
--------------------------------------------------------------------------------

       Shearman & Sterling
       599 Lexington Avenue
       New York, New York 10022

================================================================================
CUSTODIAN AND TRANSFER AGENT
--------------------------------------------------------------------------------

       State Street Bank and Trust Company
       225 Franklin Street
       Boston, Massachusetts 02110

================================================================================
INVESTMENT ADVISER
--------------------------------------------------------------------------------

       Alliance Capital Management L.P.
       1345 Avenue of the Americas
       New York, New York 10105

*ACMC and AGIS are affiliates of Alliance Capital Management L.P.

**Member of the Audit Committee.


--------------------------------------------------------------------------------
62   Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

Sanford C. Bernstein Fund II, Inc.

================================================================================
DIRECTORS
--------------------------------------------------------------------------------

       William H. Foulk, Jr.*
       Chairman

       Marc O. Mayer
       President

       Ruth Block*

       David H. Dievler*

       John H. Dobkin*

       Clifford L. Michel*

       Donald J. Robinson*

================================================================================
OFFICERS
--------------------------------------------------------------------------------

       Matthew D. W. Bloom
       Vice President

       Jeffrey S. Phlegar
       Vice President

       Mark D. Gersten
       Treasurer and Chief Financial Officer

       Vincent S. Noto
       Controller

       Mark R. Manley
       Secretary

================================================================================
INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

       PricewaterhouseCoopers LLP
       1177 Avenue of the Americas
       New York, New York 10036

================================================================================
LEGAL COUNSEL
--------------------------------------------------------------------------------

       Shearman & Sterling
       599 Lexington Avenue
       New York, New York 10022

================================================================================
CUSTODIAN AND TRANSFER AGENT
--------------------------------------------------------------------------------

       State Street Bank and Trust Company
       225 Franklin Street
       Boston, Massachusetts 02110

================================================================================
INVESTMENT ADVISER
--------------------------------------------------------------------------------

       Alliance Capital Management L.P.
       1345 Avenue of the Americas
       New York, New York 10105

*Member of the Audit Committee


--------------------------------------------------------------------------------
                                                     2004 Semiannual Report   63

                       This page intentionally left blank.

                       This page intentionally left blank.

                        SANFORD C. BERNSTEIN & CO., LLC
                A subsidiary of Alliance Capital Management L.P.

                                   Distributor

                         SANFORD C. BERNSTEIN FUND, INC.
                       SANFORD C. BERNSTEIN FUND II, INC.
                1345 Avenue of the Americas, New York, NY 10105
                                 (212) 756-4097

                                                                SAMFMSEMIANN0304

Sanford C. Bernstein Fund, Inc.

March 31, 2004

Schedule of Investments
To the Semiannual Report
For the Stock Portfolios
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Tax-Managed International
--------------------------------------------------------------------------------
International
--------------------------------------------------------------------------------
Emerging Markets Value

--------------------------------------------------------------------------------
                        Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                       Tax-Managed International Portfolio
                           March 31, 2004 (Unaudited)
--------------------------------------------------------------------------------

Shares                            Description                      Market Value*
================================================================================
EQUITIES:                                                                97.13%
================================================================================
AUSTRALIA:                                                                0.46%
--------------------------------------------------------------------------------
Transportation--Airlines
  7,647,300      Qantas Airways Ltd.                             $   19,893,058
                                                                 ---------------
Total Australian Stocks (Cost $15,174,825)                           19,893,058
                                                                 ---------------
================================================================================
CANADA:                                                                   4.84%
--------------------------------------------------------------------------------
Autos & Auto Parts
    545,303      Magna International Inc.                            43,024,059
Banking
  1,732,750      Bank of Nova Scotia                                 93,637,141
    971,900      Royal Bank of Canada                                46,401,057
Energy Sources
    653,700      Petro-Canada                                        28,749,528
                                                                 ---------------
Total Canadian Stocks (Cost $133,417,861)                           211,811,785
                                                                 ---------------
================================================================================
FINLAND:                                                                  0.58%
--------------------------------------------------------------------------------
Electrical & Electronics
  1,239,380      Nokia Oyj                                           25,412,117
                                                                 ---------------
Total Finnish Stocks (Cost $24,844,343)                              25,412,117
                                                                 ---------------
================================================================================
FRANCE:                                                                  16.09%
--------------------------------------------------------------------------------
Banking
  1,585,000      BNP Paribas S.A.                                    96,892,025
    638,060      Societe Generale                                    54,511,312
Broadcasting & Publishing
    354,942      Societe Television Francaise 1                      11,274,316
Electrical & Electronics
  1,577,678      Alcatel S.A. (Note A, p. 4)                         24,901,396
Energy Sources
    348,038      Total S.A.                                          63,917,175
Health & Personal Care
    923,000      Aventis S.A.                                        70,969,104
    247,146      Essilor International S.A.                          15,035,274
    395,339      L'Oreal S.A.                                        30,275,966
    322,376      Sanofi-Synthelabo S.A.                              21,062,324
Insurance
  1,406,600      Assurances Generales de France                      87,317,702
                 AGF
Machinery & Engineering
    546,896      Schneider Electric S.A.                             35,630,418
Metal-Steel
  4,921,913      Arcelor                                             89,301,879
Telecommunications
  1,497,329      France Telecom S.A.                                 38,321,127
                 (Note A, p. 4)
Textiles & Apparel
    879,007      LVMH Moet Hennessy Louis                            64,615,071
                 Vuitton S.A.
                                                                 ---------------
Total French Stocks (Cost $519,304,183)                             704,025,089
                                                                 ---------------
================================================================================
GERMANY:                                                                  8.62%
--------------------------------------------------------------------------------
Automobiles
    548,058      Bayerische Motoren Werke AG                         22,292,747
  1,144,900      Continental AG                                      45,063,943
     43,850      Porsche AG (PFD)                                    26,467,266
  1,102,458      Volkswagen AG (Stamm)                               48,163,694
Construction & Housing
    938,854      Heidelberg Cement AG                                42,412,680
Data Processing
    417,431      SAP AG                                              66,013,809
Electrical & Electronics
    340,501      Infineon Technologies AG                             4,980,875
                 (Note A, p. 4)
Electronic Components & Instruments
    501,621      Siemens AG                                          37,040,228
Health & Personal Care
    527,729      Altana AG                                           32,656,112
Insurance
    566,600      Hannover Rueckversicherung AG                       18,958,545
Machinery & Engineering
    924,600      MAN AG (Note A, p. 4)                               32,960,379
                                                                 ---------------
Total German Stocks (Cost $346,342,098)                             377,010,278
                                                                 ---------------
================================================================================
HONG KONG:                                                                0.47%
--------------------------------------------------------------------------------
Merchandising
  2,369,000      Esprit Holdings Ltd.                                 9,910,480
Wholesale & International Trade
  7,088,000      Li & Fung Ltd.                                      10,823,874
                                                                 ---------------
Total Hong Kong Stocks (Cost $22,499,137)                            20,734,354
                                                                 ---------------
================================================================================
IRELAND:                                                                  2.39%
--------------------------------------------------------------------------------
Banking
  2,449,606      Allied Irish Banks plc                              36,525,599
    148,000      Depfa Bank plc                                      23,286,917
Construction & Housing
  2,187,233      CRH plc                                             44,631,701
                                                                 ---------------
Total Irish Stocks (Cost $93,515,040)                               104,444,217
                                                                 ---------------

*See Note 1, page 40 in Notes to Financial Statements.


                                   Schedule of Investments--Stock Portfolios   1

================================================================================
Shares                            Description                       Market Value
================================================================================
ITALY:                                                                    3.14%
--------------------------------------------------------------------------------
Energy Sources
  6,821,846      ENI S.p.A.                                      $  137,190,967
                                                                 ---------------
Total Italian Stocks (Cost $73,318,886)                             137,190,967
                                                                 ---------------
================================================================================
JAPAN:                                                                   21.76%
--------------------------------------------------------------------------------
Appliances & Household Durables
  1,186,000      Matsushita Electric Industrial                      18,304,823
                 Co., Ltd.
Automobiles
  1,636,000      Honda Motor Co., Ltd.                               75,373,614
  8,152,000      Nissan Motor Co., Ltd.                              91,155,925
Banking
      3,903      Mitsubishi Tokyo Financial                          38,586,073
                 Group, Inc.
     10,000      Sumitomo Mitsui Financial                           73,906,993
                 Group Inc.
     11,500      UFJ Holdings, Inc.                                  73,071,939
Data Processing
  3,287,000      Canon Inc.                                         170,052,599
    133,800      NEC Electronics Corp.                               10,274,032
  2,196,000      Ricoh Co., Ltd.                                     45,106,685
Electrical & Electronics
    723,200      Hoya Corp.                                          70,456,208
Electronic Components & Instruments
    144,200      Keyence Corp.                                       35,100,177
    244,900      Tokyo Electron Ltd.                                 16,336,853
Financial Services
    758,900      Promise Co., Ltd.                                   52,081,730
Food & Household Products
    786,000      Nippon Meat Packers Inc.                             9,226,645
Health & Personal Care
    391,000      Eisai Co., Ltd.                                     10,583,289
    616,800      Takeda Chemical Industries Ltd.                     27,469,905
Metal-Steel
  1,587,900      JFE Holdings, Inc.                                  43,361,093
Miscellaneous Materials
    784,000      Nitto Denko Corp.                                   43,043,432
Recreation
        100      Yamaha Corp.                                             1,867
Telecommunications
      3,198      KDDI Corp.                                          18,018,198
Wholesale & International Trade
  2,595,000      Mitsubishi Corp.                                    30,636,368
                                                                 ---------------
Total Japanese Stocks (Cost $710,441,158)                           952,148,448
                                                                 ---------------
================================================================================
NETHERLANDS:                                                              2.29%
--------------------------------------------------------------------------------
Chemicals
  1,443,800      DSM N.V.                                            64,478,176
Data Processing
  1,766,725      ASML Holding N.V. (Note A, p. 4)                    32,380,750
Insurance
    155,735      ING Groep N.V.                                       3,422,899
                                                                 ---------------
 Total Netherlands Stocks (Cost $86,460,393)                        100,281,825
                                                                 ---------------
================================================================================
SINGAPORE:                                                                1.62%
--------------------------------------------------------------------------------
Computer/Instrumentation
  1,365,500      Flextronics International Ltd.                      23,513,910
                 (Note A, p. 4)
Telecommunications
 21,268,000      Singapore Telecommunications Ltd.                   29,598,877
Transportation--Airlines
  2,714,000      Singapore Airlines Ltd.                             17,831,800
                                                                 ---------------
Total Singapore Stocks (Cost $64,575,308)                            70,944,587
                                                                 ---------------
================================================================================
SPAIN:                                                                    1.25%
--------------------------------------------------------------------------------
Banking
    757,585      Banco Bilbao Vizcaya                                10,029,687
                 Argentaria S.A.
Construction & Housing
    276,503      ACS, Actividades de                                 13,527,677
                 Construccion y Servicios S.A.
Energy Sources
  1,496,200      Repsol YPF S.A.                                     31,008,983
                                                                 ---------------
Total Spanish Stocks (Cost $49,666,895)                              54,566,347
                                                                 ---------------
================================================================================
SWEDEN:                                                                   3.05%
--------------------------------------------------------------------------------
Appliances & Household Durables
  1,125,153      Electrolux AB (Class B)                             22,956,222
Electronic Components & Instruments
 14,623,307      Telefonaktiebolaget LM                              40,491,139
                 Ericsson (Note A, p. 4)
Paper & Forest Products
  1,752,000      Svenska Cellulosa AB                                69,982,512
                                                                 ---------------
Total Swedish Stocks (Cost $114,729,964)                            133,429,873
================================================================================
SWITZERLAND:                                                              6.73%
--------------------------------------------------------------------------------
Banking
  2,713,135      Credit Suisse Group                                 93,988,263
    987,030      UBS AG                                              73,292,186
Health & Personal Care
    585,099      Novartis AG                                         24,839,871
    332,200      Roche Holding AG                                    32,440,126
Insurance
  1,014,943      Swiss Re (Note A, p. 4)                             69,918,741
                                                                 ---------------
Total Swiss Stocks (Cost $286,959,073)                              294,479,187
                                                                 ---------------


2   Sanford C. Bernstein Fund, Inc.--2004 Semiannual Report

================================================================================
Shares                            Description                       Market Value
================================================================================
UNITED KINGDOM:                                                          23.84%
--------------------------------------------------------------------------------
Banking
  4,382,783      HSBC Holdings plc                               $   65,256,356
  1,799,064      Royal Bank of Scotland Group plc                    54,897,866
  3,099,258      Standard Chartered plc                              51,963,744
Broadcasting & Publishing
  1,027,340      British Sky Broadcasting Group plc                  12,828,869
Business & Public Services
  1,572,424      WPP Group plc                                       15,931,304
Construction & Housing
  5,550,000      George Wimpey plc                                   44,688,458
  3,280,000      Persimmon plc                                       41,713,460
  2,597,700      RMC Group plc                                       30,096,019
Data Processing
  2,559,941      Capita Group plc                                    14,699,714
Energy Sources
  3,700,000      BP plc                                              31,052,094
Food & Household Products
  2,073,012      Reckitt Benckiser plc                               51,315,483
 16,725,009      Tesco plc                                           75,645,694
  6,270,195      William Morrison Supermarkets plc                   28,878,821
Health & Personal Care
  1,260,187      AstraZeneca plc                                     58,516,262
  3,410,000      GlaxoSmithKline plc                                 67,027,027
  2,612,812      Smith & Nephew plc                                  25,750,873
Insurance
  6,380,000      Aviva plc                                           61,998,178
  6,045,118      Legal & General Group plc                           10,541,643
 19,692,112      Royal & Sun Alliance Insurance                      29,718,746
                 Group plc
Leisure & Tourism
  1,040,649      Carnival plc                                        48,820,074
  4,596,023      Hilton Group plc                                    19,201,377
  3,900,000      Whitbread plc                                       52,110,537
Merchandising
  1,588,540      GUS plc                                             21,897,992
    159,619      Next plc                                             4,200,925
Metal-Nonferrous
  1,938,887      BHP Billiton plc                                    17,699,398
Telecommunications
 45,005,663      Vodafone Group plc                                 106,644,565
                                                                 ---------------
Total United Kingdom Stocks
(Cost $888,670,368)                                               1,043,095,479
                                                                 ---------------
Total Equities (Cost $3,429,919,532)                              4,249,467,611
================================================================================
REPURCHASE AGREEMENT:                                                     1.02%
--------------------------------------------------------------------------------
 44,406,000      State Street Bank & Trust Co.,                  $   44,406,000
                 Repurchase Agreement,
                 dated 03/31/04, 0.75%, maturing
                 04/01/04 for $44,406,925,
                 collateral $30,420,000
                 principal amount U.S.
                 Treasury Bond, 8.75%, 08/15/20,
                 value $45,298,361
                                                                 ---------------
Total Repurchase Agreement (Cost $44,406,000)                        44,406,000
                                                                 ---------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments
(Cost $3,474,325,532)                             98.15%         $4,293,873,611
(Note B, p. 4)
Cash and Other Assets,
Less Liabilities (Note B, p.4)                     1.85              81,143,534
                                                 -------         ---------------
Net Assets                                       100.00%         $4,375,017,145
                                                 =======         ===============
================================================================================
LONG STOCK INDEX FUTURES CONTRACTS
--------------------------------------------------------------------------------
                                                                   Unrealized
                                             Contract             Appreciation
Contracts        Description                  Amount             (Depreciation)
--------------------------------------------------------------------------------
1,130            DJ Euro Stoxx 50           30,815,100           $      291,701
                 Index, June 2004
100              FTSE 100 Index,             4,433,500                  (67,177)
                 June 2004
40               Japanese TSE Topix,       449,200,000                  216,922
                 June 2004
                                                                 ---------------
Total Long Stock Index Futures Contracts                         $      441,446
                                                                 ---------------
================================================================================
FOREIGN CURRENCIES
--------------------------------------------------------------------------------
 Quantity                          Description                    Market Value
--------------------------------------------------------------------------------
    572,549      Australian Dollar                               $      436,769
  2,625,033      British Pound                                        4,831,245
 13,077,624      Canadian Dollar                                      9,981,776
 30,231,515      Euro                                                37,162,097
  3,479,634      Hong Kong Dollar                                       446,525
763,887,754      Japanese Yen                                         7,332,032
      6,652      New Zealand Dollar                                       4,425
      7,981      Norwegian Krone                                          1,164
  6,853,238      Singapore Dollar                                     4,093,440
 14,358,115      Swedish Krona                                        1,902,241
    595,211      Swiss Franc                                            469,687
                                                                 ---------------
Total Foreign Currencies                                         $   66,661,401
                                                                 ---------------


                                   Schedule of Investments--Stock Portfolios   3

================================================================================
(A)   Non-income-producing security.
(B) At March 31, 2004, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $858,047,946 and gross unrealized depreciation of investments was $38,499,867 resulting in net unrealized appreciation of $819,548,079 (excluding foreign currency transactions and futures contracts).

      Explanation of abbreviations:
      PFD--Preference Shares
      Stamm--German Ordinary Share

--------------------------------------------------------------------------------
      Allocation of assets by industry as of March 31, 2004:
      Appliances & Household Durables                                      0.94%
      Automobiles                                                          7.05
      Autos & Auto Parts                                                   0.98
      Banking                                                             20.26
      Broadcasting & Publishing                                            0.55
      Business & Public Services                                           0.36
      Chemicals                                                            1.47
      Computer/Instrumentation                                             0.54
      Construction & Housing                                               4.97
      Data Processing                                                      7.74
      Electrical & Electronics                                             2.88
      Electronic Components & Instruments                                  2.95
      Energy Sources                                                       6.67
      Financial Services                                                   1.19
      Food & Household Products                                            3.77
      Health & Personal Care                                               9.52
      Insurance                                                            6.44
      Leisure & Tourism                                                    2.75
      Machinery & Engineering                                              1.57
      Merchandising                                                         .82
      Metal--Nonferrous                                                    0.41
      Metal--Steel                                                         3.03
      Miscellaneous Materials                                              0.98
      Paper & Forest Products                                              1.60
      Recreation                                                           0.00
      Telecommunications                                                   4.40
      Textiles & Apparel                                                   1.48
      Transportation--Airlines                                             0.86
      Wholesale & International Trade                                      0.95
      Repurchase Agreement                                                 1.02
      Cash and Other Assets, Less Liabilities                              1.85
                                                                         -------
      Total                                                              100.00%
                                                                         =======

--------------------------------------------------------------------------------
                        Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                             International Portfolio
                           March 31, 2004 (Unaudited)
--------------------------------------------------------------------------------

Shares                            Description                      Market Value*
================================================================================
EQUITIES:                                                                97.73%
================================================================================
AUSTRALIA:                                                                0.48%
--------------------------------------------------------------------------------
Transportation--Airlines
  3,860,400      Qantas Airways Ltd.                             $   10,042,128
                                                                 ---------------
Total Australian Stocks (Cost $7,642,513)                            10,042,128
                                                                 ---------------
================================================================================
CANADA:                                                                   4.08%
--------------------------------------------------------------------------------
Autos & Auto Parts
    256,468      Magna International Inc. (Note A, p. 7)             20,235,162
Banking
    799,907      Bank of Nova Scotia (Note A, p. 7)                  43,226,665
    426,100      Royal Bank of Canada (Note A, p. 7)                 20,343,133
Energy Sources
     49,000      Petro-Canada (Note A, p. 7)                          2,155,005
                                                                 ---------------
Total Canadian Stocks (Cost $54,254,234)                             85,959,965
                                                                 ---------------
================================================================================
FINLAND:                                                                  0.75%
--------------------------------------------------------------------------------
Electrical & Electronics
    766,416      Nokia Oyj (Note A, p. 7)                            15,714,513
                                                                 ---------------
Total Finnish Stocks (Cost $15,753,346)                              15,714,513
                                                                 ---------------
================================================================================
FRANCE:                                                                  14.49%
--------------------------------------------------------------------------------
Banking
    648,496      BNP Paribas S.A.                                    39,642,959
    283,100      Societe Generale (Note A, p. 7)                     24,186,052
Energy Sources
    185,858      Total S.A.                                          34,132,819
Health & Personal Care
    510,000      Aventis S.A.                                        39,213,698
    220,634      Essilor International S.A.                          13,422,400
    192,335      L'Oreal S.A.                                        14,729,455
Insurance
    697,500      Assurances Generales de France                      43,298,804
                 AGF (Note A, p. 7)
Machinery & Engineering
    224,423      Schneider Electric S.A. (Note A, p. 7)              14,621,218
Metal-Steel
  2,211,089      Arcelor (Note A, p. 7)                              40,117,410
Telecommunications
    395,424      France Telecom S.A.                                 10,120,083
                 (Note B, p. 7)


                         *See Note 1, page 40 in Notes to Financial Statements.


4   Sanford C. Bernstein Fund, Inc.--2004 Semiannual Report

================================================================================
Shares                            Description                      Market Value
================================================================================
Textiles & Apparel
    428,044      LVMH Moet Hennessy Louis                        $   31,465,157
                 Vuitton S.A. (Note A, p. 7)
                                                                 ---------------
Total French Stocks (Cost $222,742,042)                             304,950,055
                                                                 ---------------
================================================================================
GERMANY:                                                                  8.57%
--------------------------------------------------------------------------------
Automobiles
    271,031      Bayerische Motoren Werke AG                         11,024,427
                 (Note A, p. 7)
    555,400      Continental AG (Note A, p. 7)                       21,860,874
     21,289      Porsche AG (PFD)                                    12,849,752
    533,000      Volkswagen AG (Stamm) (Note A, p. 7)                23,285,466
Construction & Housing
    551,509      HeidelbergCement AG (Note A, p. 7)                  24,914,390
Data Processing
    219,063      SAP AG (Note A, p. 7)                               34,643,290
Electrical & Electronics
    134,066      Infineon Technologies AG                             1,961,128
                 (Notes A & B, p. 7)
Electronic Components & Instruments
    175,072      Siemens AG                                          12,927,502
Health & Personal Care
    256,732      Altana AG (Note A, p. 7)                            15,886,694
Insurance
    288,747      Hannover Rueckversicherung AG                        9,661,530
Machinery & Engineering
    315,000      MAN AG (Note B, p. 7)                               11,229,201
                                                                 ---------------
Total German Stocks (Cost $163,935,826)                             180,244,254
                                                                 ---------------
================================================================================
HONG KONG:                                                                0.88%
--------------------------------------------------------------------------------
Merchandising
  2,619,000      Esprit Holdings Ltd.                                10,956,331
Wholesale & International Trade
  4,896,000      Li & Fung Ltd.                                       7,476,536
                                                                 ---------------
Total Hong Kong Stocks (Cost $19,279,551)                            18,432,867
                                                                 ---------------
================================================================================
IRELAND:                                                                  1.57%
--------------------------------------------------------------------------------
Banking
     74,000      Depfa Bank plc                                      11,643,458
Construction & Housing
  1,049,164      CRH plc                                             21,408,773
                                                                 ---------------
Total Irish Stocks (Cost $30,009,234)                                33,052,231
                                                                 ---------------
================================================================================
ITALY:                                                                    2.29%
--------------------------------------------------------------------------------
Energy Sources
  2,400,851      ENI S.p.A. (Note A, p. 7)                           48,282,396
                                                                 ---------------
Total Italian Stocks (Cost $29,405,264)                              48,282,396
                                                                 ---------------
================================================================================
JAPAN:                                                                   22.89%
--------------------------------------------------------------------------------
Appliances & Household Durables
    728,000      Matsushita Electric Industrial                      11,236,013
                 Co., Ltd. (Note A, p. 7)
Automobiles
    824,100      Honda Motor Co., Ltd.                               37,967,846
                 (Note A, p. 7)
  3,886,000      Nissan Motor Co., Ltd.                              43,453,376
                 (Note A, p. 7)
Banking
      1,923      Mitsubishi Tokyo Financial                          19,011,278
                 Group, Inc. (Note A, p. 7)
      5,000      Sumitomo Mitsui Financial                           36,953,496
                 Group Inc. (Note A, p. 7)
      6,100      UFJ Holdings Inc. (Note A, p. 7)                    38,759,898
Data Processing
  1,558,000      Canon Inc. (Note A, p. 7)                           80,602,966
     67,300      NEC Electronics Corp. (Note A, p. 7)                 5,167,730
    995,000      Ricoh Co., Ltd. (Note A, p. 7)                      20,437,683
Electrical & Electronics
    355,200      Hoya Corp.                                          34,604,598
Electronic Components & Instruments
     81,300      Keyence Corp.                                       19,789,490
    121,200      Tokyo Electron, Ltd. (Note A, p. 7)                  8,085,041
Financial Services
    420,500      Promise Co., Ltd. (Note A, p. 7)                    28,858,041
Health & Personal Care
    538,900      Eisai Co., Ltd. (Note A, p. 7)                      14,586,534
    307,600      Takeda Chemical Industries, Ltd.                    13,699,323
                 (Note A, p. 7)
Metal-Steel
    785,000      JFE Holdings, Inc.                                  21,436,147
Miscellaneous Materials
    420,800      Nitto Denko Corp. (Note A, p. 7)                    23,102,903
Telecommunications
      1,526      KDDI Corp. (Note A, p. 7)                            8,597,802
Wholesale & International Trade
  1,301,000      Mitsubishi Corp. (Note A, p. 7)                     15,359,505
                                                                 ---------------
Total Japanese Stocks (Cost $360,806,873)                           481,709,670
                                                                 ---------------
================================================================================
NETHERLANDS:                                                              2.31%
--------------------------------------------------------------------------------
Chemicals
    727,500      DSM N.V. (Note A, p. 7)                             32,489,177
Data Processing
    875,564      ASML Holding N.V.                                   16,047,443
                 (Note B, p. 7)
                                                                 ---------------
Total Netherlands Stocks (Cost $42,466,555)                          48,536,620
                                                                 ---------------
================================================================================
SINGAPORE:                                                                1.59%
--------------------------------------------------------------------------------
Computer/Instrumentation
    682,800      Flextronics International Ltd.                      11,757,816
                 (Note B, p. 7)


                                   Schedule of Investments--Stock Portfolios   5

================================================================================
Shares                            Description                      Market Value
================================================================================
Telecommunications
  9,135,000      Singapore Telecommunications Ltd.               $   12,713,266
Transportation--Airlines
  1,355,000      Singapore Airlines Ltd.                              8,902,759
                                                                 ---------------
Total Singapore Stocks (Cost $30,162,808)                            33,373,841
                                                                 ---------------
================================================================================
SPAIN:                                                                    1.85%
--------------------------------------------------------------------------------
Banking
    959,868      Banco Bilbao Vizcaya                                12,707,717
                 Argentaria S.A.
Energy Sources
    744,500      Repsol YPF S.A.                                     15,429,881
Telecommunications
    340,439      Telefonica S.A.                                      5,151,547
Textiles & Apparel
    242,292      Industria de Dise-o Textil                           5,599,345
                 S.A. (Note B, p. 7)
                                                                 ---------------
Total Spanish Stocks (Cost $38,417,496)                              38,888,490
                                                                 ---------------
================================================================================
SWEDEN:                                                                   3.10%
--------------------------------------------------------------------------------
Appliances & Household Durables
    507,753      Electrolux AB (Class B) (Note A, p. 7)              10,359,560
Electronic Components & Instruments
  7,424,669      Telefonaktiebolaget LM                              20,558,503
                 Ericsson (Note B, p. 7)
Paper & Forest Products
    860,600      Svenska Cellulosa AB (Note A, p. 7)                 34,376,113
                                                                 ---------------
 Total Swedish Stocks (Cost $56,630,846)                             65,294,176
                                                                 ---------------
================================================================================
SWITZERLAND:                                                              7.12%
--------------------------------------------------------------------------------
Banking
    966,445      Credit Suisse Group (Note A, p. 7)                  33,479,531
    479,202      UBS AG (Note A, p. 7)                               35,583,277
Health & Personal Care
     81,300      Alcon, Inc.                                          5,146,290
    419,743      Novartis AG                                         17,819,825
    225,570      Roche Holding AG (Note A, p. 7)                     22,027,452
Insurance
    518,636      Swiss Re (Notes A & B, p. 7)                        35,728,485
                                                                 ---------------
Total Swiss Stocks (Cost $147,363,702)                              149,784,860
                                                                 ---------------
================================================================================
UNITED KINGDOM:                                                          25.76%
--------------------------------------------------------------------------------
Banking
  2,364,273      HSBC Holdings plc                                   35,202,254
  1,033,835      Royal Bank of Scotland Group plc                    31,547,146
  1,303,511      Standard Chartered plc                              21,855,332
Business & Public Services
    787,893      WPP Group plc                                        7,982,683
Construction & Housing
  3,326,800      George Wimpey plc                                   26,787,308
  2,007,000      Persimmon plc                                       25,524,060
    851,000      RMC Group plc                                        9,859,380
Data Processing
  1,515,869      LogicaCMG, plc                                       7,149,075
Energy Sources
  1,935,000      BP plc                                              16,239,406
Food & Household Products
  1,174,041      Reckitt Benckiser plc                               29,062,293
  7,760,348      Tesco plc                                           35,099,348
  2,042,410      William Morrison Supermarkets plc                    9,406,787
Health & Personal Care
    837,012      AstraZeneca plc                                     38,866,306
  1,663,400      GlaxoSmithKline plc                                 32,695,823
  2,012,344      Smith & Nephew plc                                  19,832,891
Insurance
  3,151,800      Aviva plc                                           30,627,877
  2,906,305      Legal & General Group plc                            5,068,095
 10,278,290      Royal & Sun Alliance Insurance                      15,511,688
                 Group plc
Leisure & Tourism
    666,131      Carnival plc                                        31,250,272
  2,804,305      Hilton Group plc                                    11,715,894
  2,189,900      Whitbread plc                                       29,260,735
Merchandising
  1,273,275      GUS plc                                             17,552,070
Telecommunications
 22,802,829      Vodafone Group plc                                  54,033,151
                                                                 ---------------
Total United Kingdom Stocks
(Cost $460,627,434)                                                 542,129,874
                                                                 ---------------
Total Equities (Cost $1,679,497,724)                              2,056,395,940
                                                                 ---------------
================================================================================
REPURCHASE AGREEMENT:                                                     1.31%
--------------------------------------------------------------------------------
 27,647,000 State Street Bank & Trust Co.,                           27,647,000
            Repurchase Agreement,
            dated 03/31/04, 0.75%,
            maturing 04/01/04 for
            $27,647,576, collateral
            18,940,000 principal amount
            U.S. Treasury Bond, 8.75%, 08/15/20, value
            $28,203,516
                                                                 ---------------
Total Repurchase Agreement
(Cost $27,647,000)                                                   27,647,000
                                                                 ---------------
================================================================================
TOTAL INVESTMENTS BEFORE SECURITY
LENDING COLLATERAL                                                       99.04%
--------------------------------------------------------------------------------
(Cost $1,707,144,724)                                            $2,084,042,940
(Note C, p. 7)


6   Sanford C. Bernstein Fund, Inc.--2004 Semiannual Report

================================================================================
Shares                            Description                      Market Value
================================================================================
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED                                                    26.15%
--------------------------------------------------------------------------------
Repurchase Agreements: 21.86%
 92,000,000      BN Amro Repurchase Agreement,                   $   92,000,000
                 dated 03/31/03, 0.99%, maturing
                 04/01/04 for $92,002,530, collateral
                 94,195,000 principal amount U.S.
                 Treasury Bill, zero coupon,
                 08/19/2004, value $93,844,516
92,000,000       Deutsche Bank Repurchase Agreement,                 92,000,000
                 dated 03/31/03, 1.00%, maturing
                 04/01/04 for $92,002,556, collateral
                 73,028,000 principal amount U.S.
                 Treasury Note, 6.875%, 08/15/2025,
                 value $93,936,779
92,000,000       Greenwich Funding Repurchase                        92,000,000
                 Agreement, dated 03/31/03, 1.00%,
                 maturing 04/01/04 for $92,002,556,
                 collateral 65,995,000 principal amount U.S.
                 Treasury Note, 8.125%, 08/15/2021,
                 value $94,025,198
 92,000,000      J.P. Morgan Repurchase Agreement,                   92,000,000
                 dated 03/31/03, 0.95%, maturing
                 04/01/04 for $92,002,428, collateral
                 89,800,000 principal amount U.S.
                 Treasury Note, 9.125%, 05/15/2009,
                 value $93,768,068
 92,000,000      The Bear Stearns Cos., Inc.                         92,000,000
                 Repurchase Agreement,
                 dated 03/31/03, 1.01%, maturing
                 04/01/04 for $92,002,581, collateral
                 68,986,000 U.S. Treasury Bonds,
                 6.125% to 8.5%, 08/15/2019 to 08/15/2029,
                 value $94,504,953
                                                                 ---------------
Total Repurchase Agreements
(Cost $460,000,000)                                                 460,000,000
                                                                 ---------------
Time Deposit: 4.29%
 90,334,000      Royal Bank of Canada                                90,334,000
                 Grand Cayman,
                 1.03, 04/01/2004
                                                                 ---------------
Total Time Deposit (Cost $90,334,000)                                90,334,000
                                                                 ---------------
Total Investment of Cash Collateral for
Securities Loaned (Cost $550,334,000)                               550,334,000
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments
(Cost $2,257,478,724)                              125.19%       $2,634,376,940
(Note C, below)
Cash and Other Assets, Less Liabilities            (25.19)         (530,123,045)
                                                   -------       ---------------
Net Assets                                         100.00%       $2,104,253,895
                                                   =======       ===============
================================================================================
LONG STOCK INDEX FUTURES CONTRACTS
--------------------------------------------------------------------------------
                                              Contract             Unrealized
Contracts  Description                         Amount             Appreciation
--------------------------------------------------------------------------------
530        DJ Euro Stoxx 50                   14,453,100         $      136,816
           Index, June 2004
55         Japanese TSE                      617,650,000                298,267
           Topix, June 2004
                                                                 ---------------
Total Long Stock Index Futures Contracts                         $      435,083
                                                                 ---------------
================================================================================
FOREIGN CURRENCIES
--------------------------------------------------------------------------------
 Quantity                           Description                    Market Value
--------------------------------------------------------------------------------
    220,718      Australian Dollar                               $      168,375
   (396,548)     British Pound                                         (729,827)
  4,501,923      Canadian Dollar                                      3,436,189
  8,255,370      Euro                                                10,147,916
    614,113      Hong Kong Dollar                                        78,806
 90,752,038      Japanese Yen                                           871,066
      8,266      New Zealand Dollar                                       5,498
      1,159      Norwegian Krone                                            169
    824,679      Singapore Dollar                                       492,581
    312,923      Swedish Krona                                           41,458
  1,792,759      Swiss Franc                                          1,414,685
                                                                 ---------------
Total Foreign Currencies                                         $   15,926,916
                                                                 ---------------
--------------------------------------------------------------------------------
(A) Represents entire or partial security position out on loan or securities contractually obligated to be loaned at a future date.
(B)   Non-income-producing security.
(C) At March 31, 2004, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $396,258,826 and gross unrealized depreciation of investments was $19,360,610 resulting in net unrealized appreciation of $376,898,216 (excluding foreign currency transactions and futures contracts).

      Explanation of abbreviations:
      PFD--Preference Shares
      Stamm--German Ordinary Share


                        + See Note IL, page 43 in the Notes to Financial Statements for securities lending information.
                        ++ Includes investment of cash collateral for securities loaned.


                                   Schedule of Investments--Stock Portfolios   7

================================================================================
      Allocation of assets by industry as of March 31, 2004:
      Appliances & Household Durables                                      1.03%
      Automobiles                                                          7.15
      Autos & Auto Parts                                                   0.96
      Banking                                                             19.21
      Business & Public Services                                           0.38
      Chemicals                                                            1.54
      Computer/Instrumentation                                             0.56
      Construction & Housing                                               5.16
      Data Processing                                                      7.80
      Electrical & Electronics                                             2.48
      Electronic Components & Instruments                                  2.92
      Energy Sources                                                       5.52
      Financial Services                                                   1.37
      Food & Household Products                                            3.50
      Health & Personal Care                                              11.78
      Insurance                                                            6.65
      Leisure & Tourism                                                    3.43
      Machinery & Engineering                                              1.23
      Merchandising                                                        1.35
      Metal--Steel                                                         2.92
      Miscellaneous Materials                                              1.10
      Paper & Forest Products                                              1.63
      Telecommunications                                                   4.31
      Textiles & Apparel                                                   1.76
      Transportation--Airlines                                             0.90
      Wholesale & International Trade                                      1.09
      Repurchase Agreement                                                 1.31
      Cash and Other Assets, Less Liabilities++                            0.96
                                                                         -------
      Total                                                              100.00%
                                                                         =======

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                        Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                        Emerging Markets Value Portfolio
                           March 31, 2004 (Unaudited)
--------------------------------------------------------------------------------

Shares                            Description                      Market Value*
================================================================================
EQUITIES:                                                                98.14%
================================================================================
ARGENTINA:                                                                1.74%
--------------------------------------------------------------------------------
Metal-Steel
    3,754,836      Tenaris S.A.                                  $   12,528,171
Real Estate
    3,590,027      IRSA Inversiones y                                 3,531,895
                   Representaciones S.A. (Note A, p. 11)
Utilities-Electric, Gas & Water
    3,143,000      Central Costanera S.A. (Class B)                   5,171,851
                   (Note A, p. 11)
                                                                 ---------------
Total Argentine Stocks (Cost $22,207,773)                            21,231,917
                                                                 ---------------
================================================================================
BRAZIL:                                                                  12.85%
--------------------------------------------------------------------------------
Beverage & Tobacco
      789,000      Souza Cruz S.A.                                    8,252,400
Chemicals
    5,826,900      Braskem S.A. (Class A) (PFD)                         150,359
                   (Note A, p. 11)
Energy Sources
    1,363,000      Petroleo Brasileiros S.A. (PFD)                   40,095,132
Financial Services
      188,788      Banco Bradesco S.A. (PFD)                          9,028,568
    1,032,800      Banco do Brasil S.A.                               8,272,349
      845,000      Unibanco--Uniao de Bancos                         20,677,150
                   Brasileiros S.A. ADR
Food & Household Products
    2,000,000      Sadia S.A. (PFD)                                   2,862,549
Metal-Steel
      627,180      Gerdau S.A. ADR                                   14,613,294
      680,000      Usinas Siderurgicas de Minas                       9,241,355
                   Gerais S.A. (PFD)
Paper & Forest Products
    2,040,300      Companhia Suzano de Papel e                        9,897,894
                   Celulose (PFD)
      118,400      Klabin S.A. (PFD)                                    170,685
  265,423,014      Votorantim Cellulose Papel                        18,583,721
                   S.A. (PFD)
Utilities-Electric, Gas & Water
  693,713,000      Centrais Eletricas Brasileiras S.A.                8,783,292
  707,738,000      Companhia Paranaense de                            1,797,043
                   Energia (Note A, p. 11)
1,150,000,000      Companhia Paranaense de                            4,328,574
                   Energia-Copel (PFD) (Note A, p. 11)
                                                                 ---------------
Total Brazilian Stocks (Cost $97,171,190)                           156,754,365
                                                                 ---------------


                         *See Note 1, page 40 in Notes to Financial Statements.


8   Sanford C. Bernstein Fund, Inc.--2004 Semiannual Report

================================================================================
Shares                            Description                      Market Value
================================================================================
CHILE:                                                                    0.38%
--------------------------------------------------------------------------------
Banking
      170,900      Banco Santander Chile S.A. ADR                $    4,597,210
                                                                 ---------------
Total Chilean Stocks (Cost $3,165,061)                                4,597,210
                                                                 ---------------
================================================================================
CHINA:                                                                    4.07%
--------------------------------------------------------------------------------
Chemicals
   19,300,000      Sinopec Shanghai Petrochemical                     8,606,452
                   Co., Ltd.
Energy Sources
   55,494,000      China Petroleum & Chemical                        21,363,841
                   Corp.
   13,259,000      Yanzhou Coal Mining Co., Ltd.                     14,717,665
Utilities-Electric, Gas & Water
   15,000,000      Shandong International Power                       5,004,684
                   Development Co., Ltd.
                                                                 ---------------
Total Chinese Stocks (Cost $21,150,648)                              49,692,642
                                                                 ---------------
================================================================================
CZECH REPUBLIC:                                                           0.70%
--------------------------------------------------------------------------------
Utilities-Electric, Gas & Water
    1,186,600      CEZ                                                8,517,346
                                                                 ---------------
Total Czech Republic Stocks (Cost $3,168,622)                         8,517,346
                                                                 ---------------
================================================================================
GREECE:                                                                   0.35%
--------------------------------------------------------------------------------
Transportation--Shipping
      938,600      Attica Enterprises Holding S.A.                    4,338,191
                                                                 ---------------
Total Greek Stocks (Cost $6,358,851)                                  4,338,191
                                                                 ---------------
================================================================================
HUNGARY:                                                                  3.31%
--------------------------------------------------------------------------------
Energy Sources
      948,000      MOL Magyar Olaj-es Gazipari Rt.                   33,395,455
      200,000      MOL Magyar Olaj-es Gazipari                        7,000,000
                   Rt. GDR
                                                                 ---------------
Total Hungarian Stocks (Cost $30,947,891)                            40,395,455
                                                                 ---------------
================================================================================
INDIA:                                                                    5.94%
--------------------------------------------------------------------------------
Banking
    4,260,000      Canara Bank Ltd.                                  14,209,827
    4,929,558      ICICI Bank Ltd.                                   33,648,355
        8,800      ICICI Bank Ltd. ADR                                  140,360
      765,000      Oriental Bank of Commerce                          5,311,765
    2,060,000      Punjab National Bank Ltd.                         15,866,990
Metal-Nonferrous
      116,783      Hindalco Industries Ltd.                           3,278,949
                                                                 ---------------
Total Indian Stocks (Cost $42,301,960)                               72,456,246
                                                                 ---------------
================================================================================
INDONESIA:                                                                4.84%
--------------------------------------------------------------------------------
Automobiles
   29,500,000      PT Astra International Tbk                        18,429,964
Banking
   31,498,500      PT Bank Central Asia Tbk                          13,425,530
   60,308,700      PT Bank Rakyat Indonesia                          10,739,857
                   (Note A, p. 11)
Telecommunications
   20,180,000      PT Telekomunikasi Indonesia                       16,495,592
                   (Local)
                                                                 ---------------
Total Indonesian Stocks (Cost $35,155,384)                           59,090,943
                                                                 ---------------
================================================================================
ISRAEL:                                                                   3.06%
--------------------------------------------------------------------------------
Banking
    7,968,600      Bank Hapoalim Ltd.                                20,858,827
    6,258,800      Bank Leumi Le-Israel                              11,530,460
Electrical & Electronics
      903,800      Scitex Corp., Ltd. (Note A, p. 11)                 4,988,976
Multi-Industry
            0      Koor Industries Ltd. (Note A, p. 11)                       9
                                                                 ---------------
Total Israeli Stocks (Cost $28,124,005)                              37,378,272
                                                                 ---------------
================================================================================
MALAYSIA:                                                                 2.13%
--------------------------------------------------------------------------------
Automobiles
   10,757,000      Tan Chong Motor Holdings                           3,764,950
                   Berhad
Real Estate
    4,308,500      S P Setia Berhad Group                             5,102,171
Utilities-Electric, Gas & Water
   11,424,000      Malakoff Berhad                                   17,136,000
                                                                 ---------------
Total Malaysian Stocks (Cost $17,803,495)                            26,003,121
                                                                 ---------------
================================================================================
MEXICO:                                                                   6.86%
--------------------------------------------------------------------------------
Building Materials
    6,151,234      Cemex S.A. de C.V.                                36,593,198
Construction & Housing
    1,136,600      Corporacion GEO S.A. de C.V.                       7,524,122
                   (Note A, p. 11)
Financial Services
    8,250,000      Grupo Financiero Banorte S.A.                     32,465,671
                   de C.V.
Food & Household Products
    4,150,000      Grupo Minsa S.A. de C.V.                           1,002,371
                   (Notes A & B, p. 11)
Merchandising
    1,868,900      Controladora Comercial                             2,399,133
                   Mexicana S.A. de C.V.
Metal-Steel
      814,600      Grupo Industrial Saltillo S.A.                     1,581,323
                   de C.V.
    1,926,000      Hylsamex S.A. (Note A, p. 11)                      1,967,609


                                   Schedule of Investments--Stock Portfolios   9

================================================================================
Shares                            Description                      Market Value
================================================================================
Paper & Forest Products
       64,400      Corp Durango S.A. ADR                         $      153,272
                   (Note A, p. 11)
                                                                 ---------------
Total Mexican Stocks (Cost $69,246,234)                              83,686,699
                                                                 ---------------
================================================================================
PHILIPPINES:                                                              1.57%
--------------------------------------------------------------------------------
Banking
    6,737,900      Metropolitan Bank & Trust Co.                      2,818,703
Real Estate
   33,468,000      Ayala Land Inc.                                    3,157,639
    9,700,000      SM Prime Holdings                                  1,018,781
Telecommunications
      717,000      Philippine Long Distance                          12,125,501
                   Telephone Co. (Note A, p. 11)
                                                                 ---------------
Total Philippine Stocks (Cost $20,142,613)                           19,120,624
                                                                 ---------------
================================================================================
PORTUGAL:                                                                 0.00%
--------------------------------------------------------------------------------
Banking
            1      Banco Comercial Portugues S.A.                             2
                                                                 ---------------
Total Portuguese Stocks (Cost $0)                                             2
                                                                 ---------------
================================================================================
SOUTH AFRICA:                                                            12.53%
--------------------------------------------------------------------------------
Banking
    4,457,146      ABSA Group Ltd.                                   32,952,570
Broadcasting & Publishing
    1,817,000      Naspers Ltd.                                      12,673,060
Chemicals
    2,297,000      AECI Ltd.                                         13,308,291
Construction & Housing
    5,320,000      Murray & Roberts Holdings Ltd.                    10,878,656
Food & Household Products
    4,529,310      Anglovaal Industries Ltd.                         12,456,769
Health & Personal Care
   10,840,000      Network Healthcare Holdings Ltd.                   7,904,256
Insurance
   16,118,700      Sanlam Ltd.                                       23,506,704
Machinery & Engineering
      516,000      Barloworld Ltd.                                    5,447,507
Paper & Forest Products
       70,000      Sappi Ltd.                                           967,805
Telecommunications
    2,626,960      Telkom SA Ltd.                                    32,813,577
                                                                 ---------------
Total South African Stocks (Cost $96,465,628)                       152,909,195
                                                                 ---------------
================================================================================
SOUTH KOREA:                                                             15.40%
--------------------------------------------------------------------------------
Automobiles
      497,700      Hyundai Mobis                                     22,791,443
      542,200      Hyundai Motor Co., Ltd.                           24,781,962

================================================================================
Shares/Quantity                   Description                      Market Value
================================================================================
Banking
      210,000      Industrial Bank of Korea                           1,456,235
    1,404,440      Industrial Bank of Korea GDR                       9,971,524
      356,200      Kookmin Bank (Note A, p. 11)                      14,447,468
    1,615,000      Shinhan Financial                                 29,723,494
Chemicals
    1,447,290      Hanwha Chemical Corp.                             10,730,485
Construction & Housing
      450,760      Daelim Industrial Co., Ltd.                       15,727,158
    1,015,080      LG Engineering & Construction                     16,380,112
                   Corp.
Electrical & Electronics
       17,250      LG Electronics Inc.                                1,033,691
Food & Household Products
       13,620      Lotte Confectionery Co., Ltd.                      5,940,076
       36,520      Nong Shim Co., Ltd.                                7,071,778
Metal-Steel
       42,500      INI Steel Co.                                        444,852
      194,000      POSCO                                             27,413,319
                                                                 ---------------
Total South Korean Stocks (Cost $123,245,901)                       187,913,597
                                                                 ---------------
================================================================================
TAIWAN:                                                                  13.57%
--------------------------------------------------------------------------------
Banking
   16,894,200      Chinatrust Financial Holding                      20,252,531
                   Co., Ltd.
Data Processing
    4,700,000      Asustek Computer Inc.                             11,268,589
Electrical & Electronics
    2,081,001      Acer Inc.                                          3,220,973
   38,187,840      Compal Electronics Inc.                           48,096,976
    9,769,750      Gigabyte Technology Co., Ltd.                     17,345,383
    5,376,000      Hon Hai Precision Industry                        23,249,772
                   Co., Ltd.
Electronic Components & Instruments
   25,915,000      Ritek Corp. (Note A, p. 11)                       17,145,584
Metal-Steel
   11,560,000      China Steel Corp.                                 11,963,460
      628,000      China Steel Corp. GDR                             13,062,400
                                                                 ---------------
Total Taiwanese Stocks (Cost $153,043,373)                          165,605,668
                                                                 ---------------
================================================================================
THAILAND:                                                                 4.55%
--------------------------------------------------------------------------------
Banking
    8,624,200      Siam Commercial Bank Public                        9,779,001
                   Co., Ltd. (Foreign) (PFD)
                   (Note A, p. 11)
Chemicals
    5,073,500      National Petrochemical Public                     11,828,902
                   Co., Ltd. (Foreign)
Energy Sources
    8,402,000      PTT Public Co., Ltd. (Foreign)                    29,972,735
                   (PFD)


10   Sanford C. Bernstein Fund, Inc.--2004 Semiannual Report

================================================================================
Shares/Quantity                   Description                      Market Value
================================================================================
Food & Household Products
     11,905,800      Saha Pathana Inter-Holding                  $    3,943,825
                     Public Co., Ltd. (Foreign)
                                                                 ---------------
 Total Thai Stocks (Cost $16,305,176)                                55,524,463
                                                                 ---------------
================================================================================
TURKEY:                                                                   4.29%
--------------------------------------------------------------------------------
Automobiles
  2,411,309,600      Ford Otomotiv Sanayi A.S.                       20,193,685
Banking
  4,500,415,968      Akbank T.A.S.                                   23,983,945
         10,900      Turkiye Garanti Bankasi A.S.                            39
                   (Note A, p. 11)
Energy Sources
    971,250,000      Tupras-Turkiye Petrol                            8,207,747
                     Rafinerileri A.S.
                                                                 ---------------
Total Turkish Stocks (Cost $23,780,333)                              52,385,416
                                                                 ---------------
Total Equities (Cost $809,784,138)                                1,197,601,372
                                                                 ---------------
================================================================================
REPURCHASE AGREEMENT:                                                     0.83%
--------------------------------------------------------------------------------
     10,122,000      State Street Bank & Trust Co.,                  10,122,000
                     Repurchase Agreement, dated
                     03/31/04, 0.75%, maturing
                     04/01/04 for $10,122,211
                     collateral 6,935,000 principal
                     amount U.S. Treasury Bond,
                     8.75%, 08/15/20, value
                     $10,326,895
                                                                 ---------------
Total Repurchase Agreement (Cost $10,122,000)                        10,122,000
                                                                 ---------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $819,906,138)              98.97%        $1,207,723,372
(Note C, right)
Cash and Other Assets, Less Liabilities             1.03             12,509,609
                                                  -------        ---------------
Net Assets (Equivalent to $27.16
per share based on 44,935,697
shares of capital stock outstanding)              100.00%        $1,220,232,981
                                                  =======        ===============
================================================================================
FOREIGN CURRENCIES
--------------------------------------------------------------------------------
Quantity             Description                                  Market Value
--------------------------------------------------------------------------------
      2,062,031      Argentine Peso                              $      721,936
     14,896,334      Brazilian Real                                   5,125,180
     12,429,656      Czech Koruna                                       465,338
        126,703      Euro                                               155,749
      7,826,513      Hong Kong Dollar                                 1,004,339
      2,583,761      Hungarian Forint                                    12,766
    106,750,253      Indian Rupee                                     2,462,520
 29,110,762,355      Indonesian Rupiah                                3,399,400
      4,845,255      Israeli Shekel                                   1,070,302
      5,138,485      Malaysian Ringgit                                1,352,233
        401,308      Mexican Peso                                        35,900
      5,646,270      New Taiwan Dollar                                  171,359
     75,003,909      Philippine Peso                                  1,335,183
        472,199      Polish Zloty                                       122,363
     22,237,525      South African Rand                               3,525,010
              9      South Korean Won                                         0
     37,973,184      Thailand Baht                                      967,593
756,046,226,031      Turkish Lira                                       575,597
                                                                 ---------------
Total Foreign Currencies                                         $   22,502,768
                                                                 ---------------
--------------------------------------------------------------------------------
(A)   Non-income-producing security.
(B)   Illiquid security (Note 1A, p. 40).
(C) At March 31, 2004, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $419,368,045 and gross unrealized depreciation of investments was $31,550,811 resulting in net unrealized appreciation of $387,817,234 (excluding foreign currency transactions).

      Explanation of abbreviations:
      ADR--American Depository Receipts
      GDR--Global Depository Receipts
      PFD--Preference Shares


                                   Schedule of Investments--Stock Portfolios  11

================================================================================
Allocation of assets by industry as of March 31, 2004:
Automobiles                                                                7.37%
Banking                                                                   25.25
Beverage & Tobacco                                                         0.68
Broadcasting & Publishing                                                  1.04
Building Materials                                                         3.00
Chemicals                                                                  3.66
Construction & Housing                                                     4.14
Data Processing                                                            0.92
Electrical & Electronics                                                   8.02
Electronic Components & Instruments                                        1.40
Energy Sources                                                            12.68
Financial Services                                                         3.11
Food & Household Products                                                  2.73
Health & Personal Care                                                     0.65
Insurance                                                                  1.93
Machinery & Engineering                                                    0.45
Merchandising                                                              0.20
Metal--Nonferrous                                                          0.27
Metal--Steel                                                               7.61
Paper & Forest Products                                                    2.44
Real Estate                                                                1.05
Telecommunications                                                         5.03
Transportation--Shipping                                                   0.35
Utilities--Electric, Gas & Water                                           4.16
   Repurchase Agreement                                                    0.83
Cash and Other Assets, Less Liabilities                                    1.03
                                                                         -------
Total                                                                    100.00%
                                                                         =======


12   Sanford C. Bernstein Fund, Inc.--2004 Semiannual Report

                       This page intentionally left blank.

SCBMFSEMIANNSTOCK0304

                        Sanford C. Bernstein Fund, Inc.

                       Sanford C. Bernstein Fund II, Inc.

--------------------------------------------------------------------------------
                                 March 31, 2004
--------------------------------------------------------------------------------

Schedule of Investments
To the Annual Report
For the Taxable Bond
Portfolios

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Intermediate Duration
--------------------------------------------------------------------------------
Short Duration Plus
--------------------------------------------------------------------------------
U.S. Government Short Duration
--------------------------------------------------------------------------------
Intermediate Duration Institutional

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                         Intermediate Duration Portfolio
                           March 31, 2004 (Unaudited)
--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value*
================================================================================
SHORT-TERM INVESTMENTS:                                                   36.16%
--------------------------------------------------------------------------------
U.S. Treasury Bill: 10.04%
$269,645,000 0.92%, 06/24/2004                                   $  269,066,201
                                                                 ---------------
Total U.S. Treasury Bill (Cost $269,066,201)                        269,066,201
                                                                 ---------------
Repurchase Agreement: 26.12%
 700,456,000  State Street Bank & Trust Co.,                        700,456,000
              Repurchase Agreement, dated
              03/31/04, 0.93%, maturing
              04/01/04 for $700,474,095,
              collateralized by $701,100,000
              FHLBs, FHLMCs, and FNMAs 1.50%
              to 5.25%  due 06/15/04 to
              08/24/06, value $714,545,469
                                                                 ---------------
Total Repurchase Agreement
(Cost $700,456,000)                                                 700,456,000
                                                                 ---------------
Total Short-Term Investments
(Cost $969,522,201)                                                 969,522,201
                                                                 ---------------
================================================================================
U.S. TREASURY NOTES:                                                     13.54%
--------------------------------------------------------------------------------
 162,150,000  1.625%, 02/28/2006                                    162,454,193
 107,190,000  3.00%, 02/15/2009                                     108,387,527
  58,935,000  2.625%, 03/15/2009                                     58,529,881
  32,385,000  4.25%, 11/15/2013                                      33,509,634
                                                                 ---------------
Total U.S. Treasury Notes (Cost $360,432,073)                       362,881,235
                                                                 ---------------
================================================================================
U.S. TREASURY BOND:                                                       0.90%
--------------------------------------------------------------------------------
  16,545,000  8.75%, 05/15/2017                                      23,998,655
                                                                 ---------------
Total U.S. Treasury Bond (Cost $23,364,479)                          23,998,655
                                                                 ---------------
================================================================================
U.S. GOVERNMENT SPONSORED
AGENCY OBLIGATIONS:                                                       5.74%
--------------------------------------------------------------------------------
  33,230,000  Federal Home Loan Mortgage Corp.,                      33,544,887
              2.125%, 11/15/2005
  54,330,000  Federal Home Loan Mortgage Corp.,                      54,623,980
              2.375%, 02/15/2007
  17,450,000  Federal National Mortgage                              17,753,630
              Association,
              3.875%, 11/17/2008
  29,115,000  Federal National Mortgage                              29,669,553
              Association,
              4.00%, 12/15/2008
      35,000  Federal National Bank Loans,                               35,445
              3.375%, 04/15/2009
  17,590,000  Federal National Mortgage                              18,376,308
              Association,
              5.125%, 01/02/2014
                                                                 ---------------
Total U.S. Government  Sponsored
Agency Obligations (Cost $151,422,146)                              154,003,803
                                                                 ---------------
================================================================================
COLLATERALIZED MORTGAGE OBLIGATION:                                       0.77%
--------------------------------------------------------------------------------
  20,035,000  Federal National Mortgage                              20,736,225
              Association, Series 2003-92
              Class BR, 5.00%, 04/25/2014
                                                                 ---------------
Total Collateralized Mortgage Obligation
(Cost $20,815,793)                                                   20,736,225
                                                                 ---------------
================================================================================
MORTGAGE PASS-THROUGHS:                                                  33.21%
--------------------------------------------------------------------------------
  26,755,872  Federal National Mortgage                              27,911,861
              Association Pool #703712,
              5.50%, 02/01/2018
  41,560,000  Federal National Mortgage                              42,079,500
              Association Pool TBA,
              4.50%, 04/25/2019
              (Note A, p. 13)
  68,500,000  Federal National Mortgage                              70,426,562
              Association Pool TBA,
              5.00%, 04/25/2019
              (Note A, p. 13)
  61,555,000  Federal National Mortgage                              64,132,616
              Association Pool TBA,
              5.50%, 04/25/2019
              (Note A, p. 13)
      56,474  Federal National Mortgage                                  61,030
              Association Pool #252971,
              7.50%, 09/01/2022
          12  Federal Home Loan Mortgage                                     13
              Corp. Pool #C80297,
               8.50%, 05/01/2025
     282,506  Federal National Mortgage                                 297,864
              Association Pool #333044,
              6.50%, 01/01/2026
      45,665  Federal National Mortgage                                  48,148
              Association Pool #313097,
              6.50%, 05/01/2026
     170,760  Federal National Mortgage                                 183,467
              Association Pool #313119,
              7.50%, 10/01/2026
       5,030  Government National Mortgage                                5,540
              Association Pool #442121,
              8.50%, 11/15/2026
     285,829  Federal National Mortgage                                 306,937
              Association Pool #351721,
              7.50%, 02/01/2027
     166,320  Federal National Mortgage                                 178,698
              Association Pool #367732,
              7.50%, 02/01/2027

*See Note 1, page 40 in Notes to Financial Statements.


                            Schedule of Investments--Taxable Bond Portfolios   1

================================================================================
Principal Amount              Description                           Market Value
================================================================================
$      8,253  Government National Mortgage                       $        8,816
              Association Pool #780651,
              7.00%, 10/15/2027
   2,339,388  Federal National Mortgage                               2,463,841
              Association Pool #313954,
              6.50%, 01/01/2028
     429,183  Federal National Mortgage                                 451,732
              Association Pool #412590,
              6.50%, 02/01/2028
       4,724  Federal National Mortgage                                   4,972
              Association Pool #407377,
              6.50%, 05/01/2028
       6,519  Federal National Mortgage                                   6,861
              Association Pool #429079,
              6.50%, 07/01/2028
       6,826  Federal National Mortgage                                   7,185
              Association Pool #433290,
              6.50%, 07/01/2028
       2,832  Federal National Mortgage                                   2,981
              Association Pool #436842,
              6.50%, 07/01/2028
       3,499  Federal National Mortgage                                   3,683
              Association Pool #426591,
              6.50%, 08/01/2028
       4,166  Federal National Mortgage                                   4,385
              Association Pool #434908,
              6.50%, 09/01/2028
       4,217  Federal National Mortgage                                   4,439
              Association Pool #323380,
              6.50%, 10/01/2028
       3,355  Federal National Mortgage                                   3,531
              Association Pool #442516,
              6.50%, 10/01/2028
       5,722  Federal National Mortgage                                   6,026
              Association Pool #450697,
              6.50%, 10/01/2028
       3,321  Federal National Mortgage                                   3,496
              Association Pool #323427,
              6.50%, 11/01/2028
       3,918  Federal National Mortgage                                   4,123
              Association Pool #451813,
              6.50%, 11/01/2028
     197,874  Federal National Mortgage                                 208,270
              Association Pool #442847,
              6.50%, 12/01/2028
     674,113  Federal National Mortgage                                 709,530
              Association Pool #252212,
              6.50%, 01/01/2029
   2,881,673  Federal National Mortgage                               3,033,075
              Association Pool #323621,
              6.50%, 01/01/2029
     111,211  Federal National Mortgage                                 117,054
              Association Pool #453108,
              6.50%, 01/01/2029
      37,590  Federal National Mortgage                                  39,528
              Association Pool #455686,
              6.50%, 01/01/2029
     604,584  Federal National Mortgage                                 636,349
              Association Pool #481624,
              6.50%, 01/01/2029
       4,261  Federal National Mortgage                                   4,481
              Association Pool #459634,
              6.50%, 02/01/2029
      53,413  Federal National Mortgage                                  56,166
              Association Pool #485793,
              6.50%, 02/01/2029
       6,043  Federal National Mortgage                                   6,354
              Association Pool #484720,
              6.50%, 03/01/2029
      54,142  Federal National Mortgage                                  56,933
              Association Pool #484733,
              6.50%, 03/01/2029
       3,409  Federal National Mortgage                                   3,588
              Association Pool #489287,
              6.50%, 03/01/2029
      49,723  Federal National Mortgage                                  52,286
              Association Pool #490466,
              6.50%, 03/01/2029
      33,151  Federal National Mortgage                                  34,859
              Association Pool #491193,
              6.50%, 03/01/2029
       5,699  Federal National Mortgage                                   5,993
              Association Pool #491672,
              6.50%, 03/01/2029
     540,999  Federal National Mortgage                                 569,423
              Association Pool #323979,
              6.50%, 04/01/2029
       4,204  Federal National Mortgage                                   4,420
              Association Pool #493940,
              6.50%, 04/01/2029
       7,108  Federal National Mortgage                                   7,475
              Association Pool #494356,
              6.50%, 04/01/2029
      51,720  Federal National Mortgage                                  54,386
              Association Pool #489500,
              6.50%, 06/01/2029
       4,736  Federal National Mortgage                                   4,980
              Association Pool #495046,
              6.50%, 06/01/2029
     986,125  Federal National Mortgage                               1,036,951
              Association Pool #500265,
              6.50%, 06/01/2029
       7,479  Federal National Mortgage                                   7,865
              Association Pool #500441,
              6.50%, 06/01/2029
      50,454  Federal National Mortgage                                  53,054
              Association Pool #500745,
              6.50%, 06/01/2029
      96,771  Federal National Mortgage                                 101,758
              Association Pool #501305,
              6.50%, 06/01/2029
       6,489  Federal National Mortgage                                   6,823
              Association Pool #501448,
              6.50%, 06/01/2029


2   Sanford C. Bernstein Fund, Inc.--2004 Annual Report

================================================================================
Principal Amount              Description                           Market Value
================================================================================
$      4,666  Federal National Mortgage                          $        4,906
              Association Pool #504076,
              6.50%, 06/01/2029
      77,355  Federal National Mortgage                                  81,342
              Association Pool #556233,
              6.50%, 06/01/2029
     199,637  Federal National Mortgage                                 214,125
              Association Pool #456545,
              7.50%, 06/01/2029
       5,136  Federal National Mortgage                                   5,401
              Association Pool #489847,
              6.50%, 07/01/2029
     213,854  Federal National Mortgage                                 224,876
              Association Pool #504732,
              6.50%, 07/01/2029
     219,656  Federal National Mortgage                                 230,977
              Association Pool #505508,
              6.50%, 07/01/2029
     131,503  Federal National Mortgage                                 138,281
              Association Pool #508584,
              6.50%, 08/01/2029
       6,418  Federal National Mortgage                                   6,749
              Association Pool #252715,
              6.50%, 09/01/2029
     379,998  Federal National Mortgage                                 399,583
              Association Pool #510359,
              6.50%, 09/01/2029
     123,860  Federal National Mortgage                                 132,849
              Association Pool #514184,
              7.50%, 09/01/2029
       3,726  Federal National Mortgage                                   3,996
              Association Pool #516472,
              7.50%, 09/01/2029
       3,661  Federal National Mortgage                                   3,849
              Association Pool #520067,
              6.50%, 11/01/2029
     205,729  Federal National Mortgage                                 216,332
              Association Pool #527245,
              6.50%, 11/01/2029
     560,495  Federal National Mortgage                                 601,173
              Association Pool #190303,
              7.50%, 11/01/2029
     144,742  Federal National Mortgage                                 155,247
              Association Pool #323998,
              7.50%, 11/01/2029
     198,548  Federal National Mortgage                                 212,957
              Association Pool #252925,
              7.50%, 12/01/2029
      21,589  Federal National Mortgage                                  23,156
              Association Pool #522769,
              7.50%, 12/01/2029
      23,383  Federal National Mortgage                                  25,080
              Association Pool #252981,
              7.50%, 01/01/2030
      27,830  Federal National Mortgage                                  29,849
              Association Pool #522897,
              7.50%, 01/01/2030
     192,852  Federal National Mortgage                                 206,848
              Association Pool #535117,
              7.50%, 01/01/2030
     232,393  Federal National Mortgage                                 244,603
              Association Pool #535285,
              6.50%, 02/01/2030
     646,041  Federal National Mortgage                                 692,927
              Association Pool #253037,
              7.50%, 02/01/2030
     274,791  Federal National Mortgage                                 294,734
              Association Pool #539087,
              7.50%, 02/01/2030
       6,230  Federal National Mortgage                                   6,681
              Association Pool #528009,
              7.50%, 03/01/2030
     104,233  Federal National Mortgage                                 111,814
              Association Pool #535193,
              7.50%, 03/01/2030
     160,959  Federal National Mortgage                                 172,581
              Association Pool #535334,
              7.50%, 06/01/2030
      20,036  Federal National Mortgage                                  21,482
              Association Pool #541792,
              7.50%, 06/01/2030
      75,104  Federal National Mortgage                                  78,975
              Association Pool #556181,
              6.50%, 07/01/2030
      84,772  Federal National Mortgage                                  90,893
              Association Pool #536279,
              7.50%, 07/01/2030
     958,827  Federal National Mortgage                               1,008,245
              Association Pool #535528,
              6.50%, 08/01/2030
     123,863  Federal National Mortgage                                 130,208
              Association Pool #563562,
              6.50%, 12/01/2030
     199,325  Federal National Mortgage                                 213,717
              Association Pool #545065,
              7.50%, 12/01/2030
      44,542  Federal National Mortgage                                  47,758
              Association Pool #535714,
              7.50%, 01/01/2031
      74,540  Federal National Mortgage                                  79,923
              Association Pool #573716,
              7.50%, 01/01/2031
      40,236  Federal National Mortgage                                  42,297
              Association Pool #562514,
              6.50%, 02/01/2031
     140,214  Federal National Mortgage                                 150,338
              Association Pool #569972,
              7.50%, 03/01/2031
     573,815  Federal National Mortgage                                 603,061
              Association Pool #535811,
              6.50%, 04/01/2031
       7,336  Federal National Mortgage                                   7,721
              Association Pool #535977,
              6.50%, 04/01/2031


                            Schedule of Investments--Taxable Bond Portfolios   3

================================================================================
Principal Amount              Description                           Market Value
================================================================================
$     13,296  Federal National Mortgage                          $       13,973
              Association Pool #577604,
              6.50%, 04/01/2031
     409,560  Federal National Mortgage                                 439,005
              Association Pool #253712,
              7.50%, 04/01/2031
     160,481  Federal National Mortgage                                 172,069
              Association Pool #571990,
              7.50%, 04/01/2031
   1,205,666  Federal National Mortgage                               1,267,114
              Association Pool #535933,
              6.50%, 05/01/2031
      94,591  Federal National Mortgage                                  99,413
              Association Pool #581197,
              6.50%, 05/01/2031
     404,971  Federal National Mortgage                                 425,611
              Association Pool #583200,
              6.50%, 05/01/2031
      17,700  Federal National Mortgage                                  18,972
              Association Pool #573282,
              7.50%, 05/01/2031
       7,816  Federal National Mortgage                                   8,214
              Association Pool #592020,
              6.50%, 06/01/2031
      79,160  Federal National Mortgage                                  83,194
              Association Pool #592274,
              6.50%, 06/01/2031
     230,951  Federal National Mortgage                                 247,753
              Association Pool #545144,
              7.50%, 06/01/2031
     170,737  Federal National Mortgage                                 179,439
              Association Pool #594719,
              6.50%, 07/01/2031
     475,711  Federal National Mortgage                                 510,235
              Association Pool #545086,
              7.50%, 07/01/2031
      44,694  Federal National Mortgage                                  47,907
              Association Pool #585187,
              7.50%, 07/01/2031
     159,427  Federal National Mortgage                                 167,552
              Association Pool #586059,
              6.50%, 08/01/2031
     928,297  Federal National Mortgage                                 975,608
              Association Pool #589081,
              6.50%, 08/01/2031
     149,879  Federal National Mortgage                                 160,654
              Association Pool #591018,
              7.50%, 08/01/2031
     208,171  Federal National Mortgage                                 223,138
              Association Pool #591218,
              7.50%, 08/01/2031
     487,470  Federal National Mortgage                                 512,315
              Association Pool #253949,
              6.50%, 09/01/2031
      60,121  Federal National Mortgage                                  63,185
              Association Pool #602056,
              6.50%, 09/01/2031
     154,632  Federal National Mortgage                                 162,602
              Association Pool #618375,
              6.50%, 09/01/2031
     131,062  Federal National Mortgage                                 140,485
              Association Pool #580082,
              7.50%, 09/01/2031
     399,523  Federal National Mortgage                                 419,885
              Association Pool #606950,
              6.50%, 10/01/2031
     234,281  Federal National Mortgage                                 246,221
              Association Pool #608135,
              6.50%, 10/01/2031
     609,843  Federal National Mortgage                                 653,687
              Association Pool #608081,
              7.50%, 10/01/2031
      63,400  Federal National Mortgage                                  67,958
              Association Pool #610075,
              7.50%, 10/01/2031
     301,568  Federal National Mortgage                                 323,454
              Association Pool #618205,
              7.50%, 10/01/2031
      83,716  Federal National Mortgage                                  87,983
              Association Pool #610813,
              6.50%, 11/01/2031
      31,459  Federal National Mortgage                                  33,062
              Association Pool #613896,
              6.50%, 11/01/2031
     329,830  Federal National Mortgage                                 353,645
              Association Pool #545304,
              7.50%, 11/01/2031
     505,917  Federal National Mortgage                                 531,702
              Association Pool #614985,
              6.50%, 12/01/2031
     278,863  Federal National Mortgage                                 293,075
              Association Pool #619226,
              6.50%, 12/01/2031
      71,116  Federal National Mortgage                                  74,741
              Association Pool #619698,
              6.50%, 12/01/2031
     291,544  Federal National Mortgage                                 306,403
              Association Pool #625157,
              6.50%, 01/01/2032
   4,963,563  Federal National Mortgage                               5,216,537
              Association Pool #634585,
              6.50%, 01/01/2032
     360,955  Federal National Mortgage                                 379,444
              Association Pool #675601,
              6.50%, 01/01/2032
       7,830  Federal National Mortgage                                   8,229
              Association Pool #627117,
              6.50%, 02/01/2032
     565,971  Federal National Mortgage                                 594,797
              Association Pool #628006,
              6.50%, 02/01/2032
      97,000  Federal National Mortgage                                 101,941
              Association Pool #629296,
              6.50%, 02/01/2032


4   Sanford C. Bernstein Fund, Inc.--2004 Annual Report

================================================================================
Principal Amount              Description                           Market Value
================================================================================
$    159,482  Federal National Mortgage                          $      167,605
              Association Pool #629314,
              6.50%, 02/01/2032
       4,379  Federal National Mortgage                                   4,602
              Association Pool #631415,
              6.50%, 02/01/2032
      22,993  Federal National Mortgage                                  24,165
              Association Pool #632712,
              6.50%, 02/01/2032
      74,666  Federal National Mortgage                                  80,058
              Association Pool #545448,
              7.50%, 02/01/2032
     408,227  Federal National Mortgage                                 437,565
              Association Pool #627932,
              7.50%, 02/01/2032
     869,491  Federal National Mortgage                                 913,806
              Association Pool #545489,
              6.50%, 03/01/2032
      14,245  Federal National Mortgage                                  14,970
              Association Pool #628910,
              6.50%, 03/01/2032
      19,278  Federal National Mortgage                                  20,261
              Association Pool #630283,
              6.50%, 03/01/2032
      74,972  Federal National Mortgage                                  78,791
              Association Pool #630290,
              6.50%, 03/01/2032
     113,683  Federal National Mortgage                                 119,473
              Association Pool #633422,
              6.50%, 03/01/2032
     302,207  Federal National Mortgage                                 317,600
              Association Pool #634928,
              6.50%, 03/01/2032
     109,782  Federal National Mortgage                                 115,373
              Association Pool #637089,
              6.50%, 03/01/2032
     100,334  Federal National Mortgage                                 105,445
              Association Pool #639700,
              6.50%, 03/01/2032
     477,814  Federal National Mortgage                                 502,166
              Association Pool #641890,
              6.50%, 03/01/2032
      80,227  Federal National Mortgage                                  86,020
              Association Pool #545546,
              7.50%, 03/01/2032
     286,699  Federal National Mortgage                                 307,399
              Association Pool #545562,
              7.50%, 03/01/2032
     375,897  Federal National Mortgage                                 402,912
              Association Pool #628887,
              7.50%, 03/01/2032
       9,160  Federal National Mortgage                                   9,626
              Association Pool #635676,
              6.50%, 04/01/2032
     211,531  Federal National Mortgage                                 222,305
              Association Pool #641517,
              6.50%, 04/01/2032
     263,546  Federal National Mortgage                                 276,969
              Association Pool #545638,
              6.50%, 05/01/2032
     137,008  Federal National Mortgage                                 143,987
              Association Pool #642082,
              6.50%, 05/01/2032
      57,182  Federal National Mortgage                                  60,094
              Association Pool #644159,
              6.50%, 05/01/2032
      49,206  Federal National Mortgage                                  51,713
              Association Pool #644312,
              6.50%, 05/01/2032
      56,784  Federal National Mortgage                                  59,676
              Association Pool #652398,
              6.50%, 05/01/2032
     978,792  Federal National Mortgage                               1,028,645
              Association Pool #656650,
              6.50%, 05/01/2032
     723,521  Federal National Mortgage                                 760,372
              Association Pool #254346,
              6.50%, 06/01/2032
     932,203  Federal National Mortgage                                 979,684
              Association Pool #545695,
              6.50%, 06/01/2032
      88,509  Federal National Mortgage                                  93,017
              Association Pool #545697,
              6.50%, 06/01/2032
       7,195  Federal National Mortgage                                   7,561
              Association Pool #545699,
              6.50%, 06/01/2032
     835,194  Federal National Mortgage                                 877,733
              Association Pool #650516,
              6.50%, 06/01/2032
     216,353  Federal National Mortgage                                 227,720
              Association Pool #689546,
              6.50%, 06/01/2032
  13,396,985  Federal National Mortgage                              14,079,336
              Association Pool #545760,
              6.50%, 07/01/2032
     454,718  Federal National Mortgage                                 477,878
              Association Pool #545762,
              6.50%, 07/01/2032
     302,386  Federal National Mortgage                                 317,788
              Association Pool #635092,
              6.50%, 07/01/2032
      59,316  Federal National Mortgage                                  62,337
              Association Pool #635142,
              6.50%, 07/01/2032
      82,849  Federal National Mortgage                                  87,068
              Association Pool #641482,
              6.50%, 07/01/2032
     218,019  Federal National Mortgage                                 229,124
              Association Pool #647344,
              6.50%, 07/01/2032
     480,349  Federal National Mortgage                                 504,815
              Association Pool #650996,
              6.50%, 07/01/2032


                            Schedule of Investments--Taxable Bond Portfolios   5

================================================================================
Principal Amount              Description                           Market Value
================================================================================
$  1,379,250  Federal National Mortgage                          $    1,449,500
              Association Pool #651595,
              6.50%, 07/01/2032
     456,316  Federal National Mortgage                                 479,558
              Association Pool #545814,
              6.50%, 08/01/2032
   1,350,328  Federal National Mortgage                               1,419,105
              Association Pool #545817,
              6.50%, 08/01/2032
   1,184,533  Federal National Mortgage                               1,244,904
              Association Pool #545819,
              6.50%, 08/01/2032
     514,151  Federal National Mortgage                                 540,338
              Association Pool #648736,
              6.50%, 08/01/2032
     459,255  Federal National Mortgage                                 482,646
              Association Pool #649283,
              6.50%, 08/01/2032
       7,587  Federal National Mortgage                                   7,973
              Association Pool #649488,
              6.50%, 08/01/2032
     136,598  Federal National Mortgage                                 143,555
              Association Pool #651749,
              6.50%, 08/01/2032
     877,161  Federal National Mortgage                                 921,838
              Association Pool #652065,
              6.50%, 08/01/2032
      72,726  Federal National Mortgage                                  76,430
              Association Pool #653226,
              6.50%, 08/01/2032
     473,302  Federal National Mortgage                                 497,409
              Association Pool #653591,
              6.50%, 08/01/2032
     728,438  Federal National Mortgage                                 765,539
              Association Pool #653877,
              6.50%, 08/01/2032
       7,114  Federal National Mortgage                                   7,476
              Association Pool #655610,
              6.50%, 08/01/2032
     191,979  Federal National Mortgage                                 201,758
              Association Pool #655914,
              6.50%, 08/01/2032
     610,474  Federal National Mortgage                                 641,567
              Association Pool #670551,
              6.50%, 08/01/2032
      83,786  Federal National Mortgage                                  88,053
              Association Pool #254448,
              6.50%, 09/01/2032
     191,644  Federal National Mortgage                                 201,411
              Association Pool #545879,
              6.50%, 09/01/2032
   3,033,593  Federal National Mortgage                               3,188,103
              Association Pool #652846,
              6.50%, 09/01/2032
   1,838,836  Federal National Mortgage                               1,932,494
              Association Pool #653675,
              6.50%, 09/01/2032
   1,426,164  Federal National Mortgage                               1,498,803
              Association Pool #653747,
              6.50%, 09/01/2032
     354,534  Federal National Mortgage                                 372,592
              Association Pool #655121,
              6.50%, 09/01/2032
      73,381  Federal National Mortgage                                  77,118
              Association Pool #656920,
              6.50%, 09/01/2032
      30,722  Federal National Mortgage                                  32,287
              Association Pool #658979,
              6.50%, 09/01/2032
     987,092  Federal National Mortgage                               1,037,368
              Association Pool #659534,
              6.50%, 09/01/2032
     467,463  Federal National Mortgage                                 491,272
              Association Pool #660265,
              6.50%, 09/01/2032
     563,862  Federal National Mortgage                                 592,582
              Association Pool #660311,
              6.50%, 09/01/2032
     562,800  Federal National Mortgage                                 591,465
              Association Pool #254479,
              6.50%, 10/01/2032
     989,391  Federal National Mortgage                               1,039,784
              Association Pool #611807,
              6.50%, 10/01/2032
     990,258  Federal National Mortgage                               1,040,696
              Association Pool #659080,
              6.50%, 10/01/2032
     290,398  Federal National Mortgage                                 305,189
              Association Pool #660676,
              6.50%, 10/01/2032
     580,899  Federal National Mortgage                                 610,486
              Association Pool #664934,
              6.50%, 10/01/2032
     203,390  Federal National Mortgage                                 213,750
              Association Pool #665323,
              6.50%, 10/01/2032
     991,413  Federal National Mortgage                               1,041,909
              Association Pool #665918,
              6.50%, 10/01/2032
   3,463,154  Federal National Mortgage                               3,639,543
              Association Pool #667586,
              6.50%, 10/01/2032
     584,166  Federal National Mortgage                                 613,919
              Association Pool #671437,
              6.50%, 10/01/2032
     519,867  Federal National Mortgage                                 546,345
              Association Pool #666855,
              6.50%, 11/01/2032
     831,279  Federal National Mortgage                                 873,619
              Association Pool #667021,
              6.50%, 11/01/2032
     482,924  Federal National Mortgage                                 507,521
              Association Pool #669714,
              6.50%, 11/01/2032


6   Sanford C. Bernstein Fund, Inc.--2004 Annual Report

================================================================================
Principal Amount              Description                           Market Value
================================================================================
$     52,836  Federal National Mortgage                          $       55,542
              Association Pool #671371,
              6.50%, 11/01/2032
   1,853,450  Federal National Mortgage                               1,947,853
              Association Pool #673350,
              6.50%, 11/01/2032
     208,927  Federal National Mortgage                                 219,568
              Association Pool #555147,
              6.50%, 12/01/2032
     694,898  Federal National Mortgage                                 730,291
              Association Pool #673978,
              6.50%, 12/01/2032
     563,440  Federal National Mortgage                                 592,138
              Association Pool #677849,
              6.50%, 12/01/2032
     784,092  Federal National Mortgage                                 824,028
              Association Pool #703734,
              6.50%, 12/01/2032
     413,081  Federal National Mortgage                                 434,121
              Association Pool #555197,
              6.50%, 01/01/2033
   3,985,776  Federal National Mortgage                               4,188,915
              Association Pool #555254,
              6.50%, 01/01/2033
   3,784,168  Federal National Mortgage                               3,976,948
              Association Pool #688796,
              6.50%, 02/01/2033
     430,324  Federal National Mortgage                                 452,246
              Association Pool #695022,
              6.50%, 02/01/2033
  10,910,766  Federal National Mortgage                              11,466,486
              Association Pool #555404,
              6.50%, 03/01/2033
      53,516  Federal National Mortgage                                  56,242
              Association Pool #688709,
              6.50%, 03/01/2033
     567,862  Federal National Mortgage                                 596,791
              Association Pool #695153,
              6.50%, 03/01/2033
     879,148  Federal National Mortgage                                 923,935
              Association Pool #254695,
              6.50%, 04/01/2033
   1,443,873  Federal National Mortgage                               1,517,462
              Association Pool #555533,
              6.50%, 04/01/2033
     694,123  Federal National Mortgage                                 729,484
              Association Pool #693260,
              6.50%, 04/01/2033
     375,424  Federal National Mortgage                                 394,549
              Association Pool #705799,
              6.50%, 04/01/2033
 106,140,000  Federal National Mortgage                             106,637,584
              Association Pool TBA,
              5.00%, 04/25/2033
              (Note A, p. 13)
     353,325  Federal National Mortgage                                 371,324
              Association Pool #704852,
              6.50%, 10/01/2033
   1,157,676  Federal National Mortgage                               1,216,652
              Association Pool #746307,
              6.50%, 10/01/2033
   1,560,632  Federal National Mortgage                               1,640,137
              Association Pool #747420,
              6.50%, 10/01/2033
     120,793  Federal National Mortgage                                 126,946
              Association Pool #750144,
              6.50%, 10/01/2033
      73,954  Federal National Mortgage                                  77,722
              Association Pool #750271,
              6.50%, 10/01/2033
     509,096  Federal National Mortgage                                 535,026
              Association Pool #763559,
              6.50%, 11/01/2033
  26,506,012  Government National Mortgage                           27,700,909
              Association Pool #616150,
              6.00%, 12/15/2033
  21,305,000  Government National Mortgage                           21,458,140
              Association Pool TBA,
              5.00%, 04/15/2034
              (Note A, p. 13)
 152,305,000  Federal Home Loan Mortgage                            156,112,625
              Corp. Pool TBA,
              5.50%, 04/15/2034
              (Note A, p. 13)
  47,645,000  Government National Mortgage                           49,014,794
              Association Pool TBA,
              5.50%, 04/15/2034
              (Note A, p. 13)
  30,760,000  Federal Home Loan Mortgage                             31,971,175
              Corp. Pool TBA,
              6.00%, 04/15/2034
              (Note A, p. 13)
  37,110,000  Government National Mortgage                           39,174,244
              Association Pool TBA,
              6.50%, 04/15/2034
              (Note A, p. 13)
  41,100,000  Federal National Mortgage                              40,175,250
              Association Pool TBA,
              4.50%, 04/25/2034
              (Note A, p. 13)
  75,075,000  Federal National Mortgage                              76,928,452
              Association Pool TBA,
              5.50%, 04/25/2034
              (Note A, p. 13)
   5,350,000  Federal National Mortgage                               5,569,018
              Association Pool TBA,
              6.00%, 04/25/2034
              (Note A, p. 13)


                            Schedule of Investments--Taxable Bond Portfolios   7

================================================================================
Principal Amount              Description                           Market Value
================================================================================
$ 10,525,000  Federal National Mortgage                          $   11,057,828
              Association Pool TBA,
              6.50%, 04/25/2034
              (Note A, p. 13)
                                                                 ---------------
Total Mortgage Pass-Throughs
(Cost $889,758,912)                                                 890,492,633
                                                                 ---------------
================================================================================
AEROSPACE/DEFENSE:                                                        0.07%
--------------------------------------------------------------------------------
   1,865,000  Boeing Capital Corp., Senior                            1,969,295
              Note, 4.75%, 08/25/2008
                                                                 ---------------
Total Aerospace/Defense (Cost $1,862,221)                             1,969,295
                                                                 ---------------
================================================================================
AUTOMOTIVE:                                                               1.25%
--------------------------------------------------------------------------------
     244,000  TRW Automotive, Senior                                    292,800
              Subordinated Note,
              11.00%, 02/15/2013,
              Callable 02/15/2008 @ 105.5
   2,397,000  Keystone Automotive Operations                          2,636,700
              Inc., Rule 144A,
              9.75%, 11/01/2013,
              Callable 11/01/2008 @ 104.88
              (Note B, p. 13)
  15,220,000  Ford Motor Co.,                                        15,243,972
              7.45%, 07/16/2031
  13,385,000  General Motors Corp.,                                  15,228,315
              8.375%, 07/15/2033
                                                                 ---------------
Total Automotive (Cost $32,174,272)                                  33,401,787
                                                                 ---------------
================================================================================
BANKING:                                                                  4.53%
--------------------------------------------------------------------------------
   2,365,000  Washington Mutual Finance Corp.,                        2,572,801
              6.25%, 05/15/2006
   7,200,000  U.S. Bank NA,                                           7,375,586
              2.85%, 11/15/2006
   4,115,000  Mizuho JGB Investment LLC,                              4,845,009
              Series A, Rule 144A,
              9.87%, 06/30/2008
              (Notes B & C, p. 13)
  16,065,000  Citigroup Inc., Subordinated                           19,158,203
              Note, Global Bond,
              7.25%, 10/01/2010
   7,920,000  Unicredito Italiano Capital                            10,091,133
              Trust II, Rule 144A,
              9.20%, 10/05/2010
              (Notes B & C, p. 13)
   5,000,000  ING Capital Funding Trust III,                          6,238,150
              8.439%, 12/31/2010
              (Note C, p. 13)
   7,450,000  J.P. Morgan Chase & Co.,                                8,699,357
              6.75%, 02/01/2011
   6,000,000  Barclays Bank plc, Rule 144A,                           7,150,026
              7.375%, 12/15/2011
              (Notes B & C, p. 13)
   7,710,000  Bank of America Corp., Senior                           8,767,257
              Note, 6.25%, 04/15/2012
   2,645,000  M&T Bank Corp., Subordinated                            2,674,164
              Note, 3.85%, 04/01/2013,
              Callable 04/01/2008 @ 100
              (Note C, p. 13)
   3,215,000  Capital One Bank, Subordinated                          3,503,418
              Note, 6.50%, 06/13/2013
  11,370,000  RBS Capital Trust I,                                   11,201,929
              4.709%, 07/01/2013
              (Note C, p. 13)
   4,505,000  UFJ Finance Aruba AEC,                                  4,990,594
              6.75%, 07/15/2013
   5,230,000  Mizuho Financial Group Ltd.,                            5,375,410
              Rule 144A, 5.79%, 04/15/2014
              (Note B, p. 13)
  10,590,000  Great Western Financial Trust                          12,541,769
              II Series A,
              8.206%, 02/01/2027,
              Callable 02/01/2007 @ 104.1
   4,125,000  HSBC Capital Funding LP, Rule                           6,231,328
              144A, 10.176%, 06/30/2030
              (Notes B & C, p. 13)
                                                                 ---------------
Total Banking (Cost $110,472,921)                                   121,416,134
                                                                 ---------------
================================================================================
BROADCASTING/MEDIA:                                                       1.24%
--------------------------------------------------------------------------------
   6,050,000  Liberty Media Corp., Senior                             6,329,940
              Note, 5.70%, 05/15/2013
  10,520,000  Time Warner Entertainment Co.,                         13,162,508
              Senior Debenture,
              8.375%, 03/15/2023
   6,280,000  AOL Time Warner Inc.,                                   7,452,080
              7.70%, 05/01/2032
   5,895,000  News America Holdings,                                  6,274,096
              6.55%, 03/15/2033
                                                                 ---------------
Total Broadcasting/Media (Cost $31,965,849)                          33,218,624
                                                                 ---------------
================================================================================
BUILDING/REAL ESTATE:                                                     0.56%
--------------------------------------------------------------------------------
   4,255,000  Vornado Realty Trust,                                   4,372,132
              4.75%, 12/01/2010
   2,385,000  ERP Operating LP,                                       2,486,634
              5.20%, 04/01/2013
   1,065,000  LNR Property Corp., Senior                              1,128,900
              Subordinate Note, Rule 144A,
              7.25%, 10/15/2013,
              Callable 10/15/2008 @ 103.62
              (Note B, p. 13)
   7,065,000  EOP Operating LP                                        6,978,136
              4.75%, 03/15/2014
                                                                 ---------------
Total Building/Real Estate (Cost $14,756,820)                        14,965,802
                                                                 ---------------
================================================================================
CABLE:                                                                    0.47%
--------------------------------------------------------------------------------
     710,000  Insight Midwest LP, Senior                                743,725
              Note, 9.75%, 10/01/2009,
              Callable 10/01/2004 @ 104.88


8   Sanford C. Bernstein Fund, Inc.--2004 Annual Report

================================================================================
Principal Amount              Description                           Market Value
================================================================================
$  1,415,000  EchoStar DBS Corp., Senior                         $    1,510,512
              Note, Rule 144A,
              6.375%, 10/01/2011
              (Note B, p. 13)
     785,000  CSC Holdings Inc., Senior                                 820,325
              Subordinated Debenture,
              9.875%, 02/15/2013,
              Callable 05/01/2004 @ 103.6
   8,405,000  Comcast Corp., Class A,                                 9,375,971
              7.05%, 03/15/2033
                                                                 ---------------
Total Cable (Cost $11,797,152)                                       12,450,533
                                                                 ---------------
================================================================================
CHEMICALS:                                                                0.19%
--------------------------------------------------------------------------------
     760,000  Equistar Chemicals LP,                                    820,800
              10.125%, 09/01/2008
     930,000  Huntsman International LLC,                             1,027,650
              9.875%, 03/01/2009,
              Callable 03/01/2006 @ 104.94
     855,000  Resolution Performance                                    876,375
              Products, Senior Note,
              9.50%, 04/15/2010,
              Callable 04/15/2006 @ 104.75
   2,240,000  Equistar Chemicals LP, Senior                           2,424,800
              Note, 10.625%, 05/01/2011,
              Callable 05/01/2007 @ 105.31
                                                                 ---------------
Total Chemicals (Cost $5,051,213)                                     5,149,625
                                                                 ---------------
================================================================================
COMMUNICATIONS:                                                           1.52%
--------------------------------------------------------------------------------
   5,595,000  Telus Corp.,                                            6,369,617
              7.50%, 06/01/2007
   7,475,000  Verizon Global Funding Corp.,                           8,936,505
              7.375%, 09/01/2012
   7,500,000  Sprint Capital Corp.,                                   7,816,852
              6.875%, 11/15/2028
   6,865,000  Deutsche Telekom International                          9,032,747
              Finance BV,
              8.75%, 06/15/2030
   6,695,000  Sprint Capital Corp.,                                   8,492,447
              8.75%, 03/15/2032
                                                                 ---------------
Total Communications (Cost $37,874,261)                              40,648,168
                                                                 ---------------
================================================================================
COMMUNICATIONS-FIXED:                                                     0.24%
--------------------------------------------------------------------------------
   4,775,000  British Telecommunications plc,                         6,394,136
              8.875%, 12/15/2030
                                                                 ---------------
Total Communications-Fixed (Cost $5,846,262)                          6,394,136
                                                                 ---------------
================================================================================
COMMUNICATIONS-MOBILE:                                                    1.22%
--------------------------------------------------------------------------------
   5,420,000  Verizon Wireless Inc.,                                  5,842,207
              5.375%, 12/15/2006
     940,000  American Cellular Corp.,                                  907,100
              Senior Note
              10.00%, 08/01/2011,
              Callable 08/01/2007 @ 105
     590,000  Triton PCS Inc.,                                          560,500
              8.75%, 11/15/2011,
              Callable 11/15/2006 @ 104.38
   2,805,000  Rural Cellular Corp., Rule                              2,882,137
              144A, 8.25%, 03/15/2012,
              Callable 3/15/08 @ 104.12
              (Note B, p. 13)
     535,000  Nextel Communications Inc.,                               571,113
              Senior Note, 6.875%, 10/31/2013,
              Callable 10/31/2008 @ 103.44
   6,200,000  America Movil S.A. de C.V.,                             6,196,429
              Rule 144A, 5.50%, 03/01/2014
              (Note B, p. 13)
   2,315,000  Nextel Communications Inc.,                             2,517,563
              Senior Note, 7.375%, 08/01/2015,
              Callable 08/01/2008 @ 103.69
   3,115,000  Vodafone Group plc,                                     3,961,585
              7.875%, 02/15/2030
   7,035,000  AT&T Wireless Services Inc.,                            9,157,509
              Senior Note, 8.75%, 03/01/2031
                                                                 ---------------
Total Communications-Mobile
(Cost $31,073,044)                                                   32,596,143
                                                                 ---------------
================================================================================
CONGLOMERATE/MISCELLANEOUS:                                               0.49%
--------------------------------------------------------------------------------
   6,490,000  Tyco International Group SA,                            6,899,039
              5.80%, 08/01/2006
   5,980,000  Hutchison Whampoa                                       6,281,918
              International Ltd., Rule 144,
              7.45%, 11/24/2033
              (Note B, p. 13)
                                                                 ---------------
Total Conglomerate/Miscellaneous
(Cost $12,529,688)                                                   13,180,957
                                                                 ---------------
================================================================================
CONSUMER MANUFACTURING:                                                   0.24%
--------------------------------------------------------------------------------
   2,800,000  Fortune Brands Inc.,                                    2,852,598
              2.875%, 12/01/2006
     700,000  Jostens Inc., Senior                                      794,500
              Subordinated Note Class A,
              12.75%, 05/01/2010,
              Callable 05/01/2005 @ 106.38
   2,860,000  Broder Brothers, Senior Note,                           2,874,300
              Rule 144A, 11.25%, 10/15/2010,
              Callable 10/15/2007 @ 105.62
              (Note B, p. 13)
                                                                 ---------------
Total Consumer Manufacturing
(Cost $6,433,126)                                                     6,521,398
                                                                 ---------------
================================================================================
ELECTRONICS:                                                              0.14%
--------------------------------------------------------------------------------
   3,505,000  Jabil Circuit Inc., Senior                              3,765,162
              Note, 5.875%, 07/15/2010
                                                                 ---------------
Total Electronics (Cost $3,482,680)                                   3,765,162
                                                                 ---------------


                            Schedule of Investments--Taxable Bond Portfolios   9

================================================================================
Principal Amount              Description                           Market Value
================================================================================
ENERGY:                                                                   0.89%
--------------------------------------------------------------------------------
$  5,595,000  Conoco Funding Co.,                                $    6,048,111
              5.45%, 10/15/2006
   1,040,000  Hilcorp Energy I LP, Senior                             1,159,600
              Note, Rule 144A,
              10.50%, 09/01/2010,
              Callable 09/01/2007 @ 105.25
              (Note B, p. 13)
      55,000  CITGO Petroleum Corp., Senior                              64,487
              Note, 11.375%, 02/01/2011,
              Callable 02/01/2007 @ 105.69
   7,350,000  Conoco Inc., Senior Note,                               8,594,149
              6.95%, 04/15/2029
   6,620,000  Valero Energy Corp.,                                    7,902,804
              7.50%, 04/15/2032
                                                                 ---------------
Total Energy (Cost $21,568,762)                                      23,769,151
================================================================================
ENTERTAINMENT/LEISURE:                                                    0.13%
--------------------------------------------------------------------------------
   3,300,000  Six Flags Inc., Senior Note,                            3,522,750
              Rule 144A, 9.625%, 06/01/2014,
              Callable 06/01/2009 @ 104.81
              (Note B, p. 13)
                                                                 ---------------
Total Entertainment/Leisure (Cost $3,497,247)                         3,522,750
                                                                 ---------------
================================================================================
FINANCIAL:                                                                7.37%
--------------------------------------------------------------------------------
   8,900,000  CIT Group Inc., Senior Note,                            9,249,725
              4.125%, 02/21/2006
   5,205,000  American General Finance                                5,277,526
              Corp., Medium-Term Note, Series H,
              3.00%, 11/15/2006
   4,550,000  John Deere Capital Corp.,                               4,829,725
              4.50%, 08/22/2007
   3,125,000  American General Finance                                3,307,006
              Corp., Medium-Term Note, Series H,
              4.50%, 11/15/2007
   2,345,000  CIT Group Inc., Senior Note,                            2,551,266
              5.50%, 11/30/2007
   5,500,000  Countrywide Home Loans, Inc.,                           5,770,352
              Medium-Term Note, Series K,
              4.25%, 12/19/2007
   7,745,000  Household Finance Corp.,                                8,775,720
              6.50%, 11/15/2008
  14,655,000  Trac X High Yield, Rule 144A,                          14,893,144
              7.375%, 03/25/2009
              (Note B, p. 13)
  57,805,000  Trac X High Yield, Rule 144A,                          58,238,537
              8.00%, 03/25/2009
              (Note B, p. 13)
  15,040,000  Ford Motor Credit Co.,                                 16,424,176
              7.375%, 02/01/2011
   6,600,000  Country Wide Home Loans, Inc.,                          6,541,438
              Medium-Term Note, Series L,
              4.00%, 03/22/2011
   3,350,000  Lehman Brothers Holdings Inc.,                          3,877,498
              6.625%, 01/18/2012
   2,855,000  Household Finance Corp.,                                3,355,627
              7.00%, 05/15/2012
   4,790,000  Goldman Sachs Group Inc.,                               4,798,392
              4.75%, 07/15/2013
   9,485,000  Ford Motor Credit Co.,                                 10,026,575
              7.00%, 10/01/2013
   1,995,000  Capital One Financial Corp.,                            2,133,407
              6.25%, 11/15/2013
   6,235,000  CBA Capital Trust I, Rule                               6,617,873
              144A, 5.805%, 06/30/2015
              (Note B, p. 13)
   4,520,000  Royal & Sun Alliance Insurance                          4,801,840
              Group plc,
              8.95%, 10/15/2029
   2,190,000  General Motors Acceptance Corp.,                        2,431,163
              8.00%, 11/01/2031
  11,880,000  General Electric Capital                               13,769,859
              Corp., Medium-Term Note, Series A,
              6.75%, 03/15/2032
   3,740,000  Morgan Stanley,                                         4,530,973
              7.25%, 04/01/2032
   5,325,000  Goldman Sachs Group Inc.,                               5,493,542
              6.345%, 02/15/2034
                                                                 ---------------
Total Financial (Cost $191,763,257)                                 197,695,364
                                                                 ---------------
================================================================================
FOOD/BEVERAGE:                                                            0.84%
--------------------------------------------------------------------------------
   4,350,000  Diageo Finance BV, Senior                               4,432,080
              Note, 3.00%, 12/15/2006
   2,355,000  Swift & Co.,                                            2,555,175
              10.125%, 10/01/2009,
              Callable 10/01/2006 @ 105.06
   6,725,000  Delhaize America Inc.,                                  7,767,375
              8.125%, 04/15/2011
   3,415,000  Tyson Foods Inc.,                                       4,077,196
              8.25%, 10/01/2011
   3,180,000  Safeway Inc., Debenture,                                3,593,009
              7.25%, 02/01/2031
                                                                 ---------------
Total Food/Beverage (Cost $21,786,170)                               22,424,835
                                                                 ---------------
================================================================================
GAMING:                                                                   0.07%
--------------------------------------------------------------------------------
   1,110,000  Riviera Holdings Corp.,                                 1,172,437
              11.00%, 06/15/2010,
              Callable 06/15/2006 @ 105.5
     565,000  Venetian Casino Resort LLC,                               652,575
              11.00%, 06/15/2010,
              Callable 06/15/2006 @ 105.5
                                                                 ---------------
Total Gaming (Cost $1,747,110)                                        1,825,012
                                                                 ---------------


10   Sanford C. Bernstein Fund, Inc.--2004 Annual Report

================================================================================
Principal Amount              Description                           Market Value
================================================================================
HEALTHCARE:                                                               0.78%
--------------------------------------------------------------------------------
$  4,000,000  Bristol-Myers Squibb Co.,                          $    4,238,132
              4.75%, 10/01/2006
   4,345,000  UnitedHealth Group Inc.,                                4,416,084
              Senior Note,
              3.30%, 01/30/2008
     590,000  Concentra Operating Corp.,                                651,950
              13.00%, 08/15/2009,
              Callable 05/01/2004 @ 113
   3,185,000  Alliance Imaging Inc., Senior                           3,192,963
              Subordinated Note,
              10.375%, 04/15/2011,
              Callable 04/15/2006 @ 105.19
   2,655,000  HCA Inc.,                                               2,862,345
              6.75%, 07/15/2013
   3,550,000  Humana Inc., Senior Note,                               3,859,929
              6.30%, 08/01/2018
   1,690,000  Wyeth                                                   1,790,359
              6.50%, 02/01/2034
                                                                 ---------------
Total Healthcare (Cost $20,242,390)                                  21,011,762
                                                                 ---------------
================================================================================
HOTEL/LODGING:                                                            0.04%
--------------------------------------------------------------------------------
   1,075,000  Vail Resorts Inc., Rule 144A,                           1,083,062
              6.75%, 02/15/2014,
              Callable 02/15/2009 @ 103.38
              (Note B, p. 13)
                                                                 ---------------
Total Hotel/Lodging (Cost $1,075,000)                                 1,083,062
                                                                 ---------------
================================================================================
INDUSTRIAL:                                                               0.50%
--------------------------------------------------------------------------------
     985,000  FastenTech Inc., Senior Note,                           1,108,125
              Rule 144A, 11.50%, 05/01/2011,
              Callable 05/01/2007 @ 105.75
              (Note B, p. 13)
     635,000  TriMas Corp.,                                             695,325
              9.875%, 06/15/2012,
              Callable 06/15/2007 @ 104.94
   1,278,000  H&E Equipment Services LLC,                             1,335,510
              11.125%, 06/15/2012,
              Callable 06/15/2007 @ 105.56
   9,895,000  General Electric Co.,                                  10,379,321
              5.00%, 02/01/2013
                                                                 ---------------
Total Industrial (Cost $13,022,196)                                  13,518,281
                                                                 ---------------
================================================================================
INSURANCE:                                                                1.44%
--------------------------------------------------------------------------------
   4,125,000  MetLife Inc. ,                                          4,272,036
              5.00%, 11/24/2013
   3,825,000  Assurant Inc., Rule 144A,                               3,991,847
              5.625%, 02/15/2014
              (Note B, p. 13)
   5,495,000  Mangrove Bay Pass-Through                               5,739,967
              Trust, Rule 144A,
              6.102%, 07/15/2033,
              Callable 07/15/2013 @ 100
              (Notes B & C, p. 13)
   4,895,000  Oil Insurance Ltd.,                                     5,087,990
              Subordinated Debenture, Rule
              144A, 5.15%, 08/15/2033,
              Callable 08/15/2008 @ 100
              (Notes B & C, p. 13)
   9,955,000  Zurich Capital Trust, Rule                             11,569,820
              144A, 8.376%, 06/01/2037,
              Callable 06/01/2007 @ 104.19
              (Note B, p. 13)
   6,806,000  SAFECO Capital Trust I                                  7,842,928
              8.072%, 07/15/2037,
              Callable 07/15/07 @ 104.04
                                                                 ---------------
Total Insurance (Cost $37,715,987)                                   38,504,588
                                                                 ---------------
================================================================================
METALS/MINING:                                                            0.04%
--------------------------------------------------------------------------------
   1,260,000  AK Steel Corp.,                                         1,159,200
              7.875%, 02/15/2009,
              Callable 02/15/2004 @ 103.94
                                                                 ---------------
Total Metals/Mining (Cost $1,111,787)                                 1,159,200
                                                                 ---------------
================================================================================
PAPER/PACKAGING:                                                          0.91%
--------------------------------------------------------------------------------
   4,865,000  Abitibi-Consolidated Inc.,                              5,098,792
              8.30%, 08/01/2005
   1,170,000  Owens-Brockway Glass                                    1,269,450
              Container Inc.,
              8.875%, 02/15/2009,
              Callable 02/15/2006 @ 104.44
     650,000  Smurfit-Stone Container Corp.,                            711,750
              8.25%, 10/01/2012,
              Callable 10/01/2007 @ 104.12
   2,575,000  Sealed Air Corp., Rule 144A,                            2,703,820
              5.625%, 07/15/2013
              (Note B, p. 13)
   2,470,000  Packaging Corp. Of America,                             2,603,674
              5.75%, 08/01/2013
   5,165,000  International Paper Co.,                                5,240,187
              5.30%, 04/01/2015
   5,925,000  Weyerhaeuser Co.,                                       6,822,258
              7.375%, 03/15/2032
                                                                 ---------------
Total Paper/Packaging (Cost $23,729,768)                             24,449,931
                                                                 ---------------
================================================================================
PETROLEUM PRODUCTS:                                                       0.57%
--------------------------------------------------------------------------------
   5,685,000  Amerada Hess Corp.,                                     6,454,163
              7.875%, 10/01/2029
   8,425,000  Amerada Hess Corp.,                                     8,874,019
              7.125%, 03/15/2033
                                                                 ---------------
Total Petroleum Products (Cost $14,810,455)                          15,328,182
                                                                 ---------------
================================================================================
PUBLIC UTILITIES-ELECTRIC & GAS:                                          2.56%
--------------------------------------------------------------------------------
     126,809  AES Corp., Rule 144A,                                     130,613
              10.00%, 07/15/2005,
              Callable 12/15/2004 @ 100
              (Note B, p. 13)


                           Schedule of Investments--Taxable Bond Portfolios   11

================================================================================
Principal Amount              Description                           Market Value
================================================================================
$  9,690,000  KeySpan Corp.,                                     $   10,526,664
              6.15%, 06/01/2006
   4,995,000  Yorkshire Power Finance,                                5,350,079
              6.496%, 02/25/2008
   4,300,000  Duke Energy Corp.,                                      4,410,089
              3.75%, 03/05/2008
     350,000  Southern Natural Gas Co.,                                 390,250
              8.875%, 03/15/2010,
              Callable 03/15/2007 @ 104.44
   2,180,000  Calpine Corp., Rule 144A,                               2,016,500
              8.50%, 07/15/2010,
              Callable 07/15/2007 @ 104.25
              (Note B, p. 13)
   5,955,000  CenterPoint Energy Inc.,                                6,532,689
              Senior Note, 7.25%, 09/01/2010
   3,005,000  Nisource Finance Corp.,                                 3,639,139
              7.875%, 11/15/2010
   5,770,000  Carolina Power & Light Co.,                             6,568,672
              6.50%, 07/15/2012
   2,400,000  MidAmerican Energy Holdings                             2,599,183
              Co., Senior Note,
              5.875%, 10/01/2012
   2,540,000  Public Service Co. of                                   3,173,151
              Colorado,
              7.875%, 10/01/2012
     445,000  Southern Natural Gas Co.,                                 429,425
              7.35%, 02/15/2031
  14,580,000  FirstEnergy Corp., Series C,                           16,313,241
              7.375%, 11/15/2031
   6,465,000  Pacific Gas & Electric Co,.                             6,566,222
              6.05%, 03/01/2034
                                                                 ---------------
Total Public Utilities-Electric & Gas
(Cost $64,907,296)                                                   68,645,917
                                                                 ---------------
================================================================================
PUBLIC UTILITIES-TELEPHONE:                                               0.30%
--------------------------------------------------------------------------------
   7,660,000  Telecom Italia Capital Corp.,                           8,036,359
              Rule 144A, 6.375%, 11/15/2033,
              (Note B, p. 13)
                                                                 ---------------
Total Public Utilities -Telephone
(Cost $7,647,711)                                                     8,036,359
                                                                 ---------------
================================================================================
PUBLISHING:                                                               0.05%
--------------------------------------------------------------------------------
     520,000  Houghton Mifflin Co., Senior                              537,550
              Note, 8.25%, 02/01/2011,
              Callable 02/01/2007 @ 104.12
     675,000  R. H. Donnelley & Sons Co.,                               808,312
              Senior Subordinated Note, Rule
              144A, 10.875%, 12/15/2012,
              Callable 12/15/2007 @ 105.44
              (Note B, p. 13)
                                                                 ---------------
Total Publishing (Cost $1,195,000)                                    1,345,862
                                                                 ---------------

================================================================================
RETAIL:                                                                   0.12%
--------------------------------------------------------------------------------
   3,097,000  Petro Stopping Centers LP,                              3,205,395
              Rule 144A, 9.00%, 02/15/2012,
              Callable 02/15/2008 @ 104.5
              (Note B, p. 13)
                                                                 ---------------
Total Retail (Cost $3,217,004)                                        3,205,395
                                                                 ---------------
================================================================================
SERVICE:                                                                  0.04%
--------------------------------------------------------------------------------
   1,085,000  Iron Mountain Inc.,                                     1,057,875
              6.625%, 01/01/2016,
              Callable 07/01/2008 @ 103.31
                                                                 ---------------
Total Service (Cost $1,047,634)                                       1,057,875
                                                                 ---------------
================================================================================
SUPERMARKET/DRUG:                                                         0.48%
--------------------------------------------------------------------------------
     870,000  Rite Aid Corp.,                                           970,050
              9.50%, 02/15/2011,
              Callable 02/15/2007 @ 104.38
   2,755,000  Pathmark Stores Inc.,                                   2,892,750
              8.75%, 02/01/2012,
              Callable 02/01/2007 @ 104.38
     985,000  Roundy's Inc., Series B,                                1,088,425
              8.875%, 06/15/2012,
              Callable 06/15/2007 @ 104.44
   7,010,000  Albertson's Inc., Debenture,                            7,988,554
              7.45%, 08/01/2029
                                                                 ---------------
Total Supermarket/Drug (Cost $12,819,381)                            12,939,779
                                                                 ---------------
================================================================================
TECHNOLOGY:                                                               0.02%
--------------------------------------------------------------------------------
     484,000  ON Semiconductor Corp.,                                   600,160
              12.00%, 03/15/2010,
              Callable 03/15/2007 @ 106
                                                                 ---------------
Total Technology (Cost $464,321)                                        600,160
                                                                 ---------------
================================================================================
ASSET-BACKED SECURITIES:                                                  1.67%
--------------------------------------------------------------------------------
   6,970,000  Honda Auto Receivables Owner                            7,032,294
              Trust, Series 2003-4 Class A3,
              2.19%, 05/15/2007
   4,780,000  World Omni Auto Receivables                             4,808,393
              Trust, Series 2003-B Class A3,
              2.20%, 01/15/2008
      75,000  Discover Card Master Trust I,                              81,136
              Series 2000-9 Class A,
              6.35%, 07/15/2008
  16,685,000  DaimlerChrysler Auto Trust,                            16,911,749
              Series 2003-B Class A4,
              2.86%, 03/09/2009
      20,000  Citibank Credit Card Issuance                              20,344
              Trust, Series 2003-A8 Class A8,
              3.50%, 08/16/2010
   9,200,000  World Omni Auto Receivables                             9,316,472
              Trust, Series 2003-B Class A4,
              2.87%, 11/15/2010


12   Sanford C. Bernstein Fund, Inc.--2004 Annual Report

================================================================================
Principal Amount              Description                           Market Value
================================================================================
$  6,586,602  Countrywide Home Loans, Series                     $    6,590,752
              2003-49 Class A1,
              1.642%, 12/19/2033
              (Note C, below)
                                                                 ---------------
Total Asset-Backed Securities
(Cost $44,306,373)                                                   44,761,140
                                                                 ---------------
================================================================================
COMMERCIAL MORTGAGE-BACKED SECURITIES:                                    2.94%
--------------------------------------------------------------------------------
  19,280,000  LB-UBS Commercial Mortgage                             19,571,128
              Trust, Series 2003-C5 Class A2,
              3.478%, 07/15/2027
  18,610,000  LB-UBS Commercial Mortgage                             21,575,861
              Trust, Series 2001-C2 Class A2,
              6.653%, 11/15/2027
          84  Commercial Mortgage Asset                                      96
              Trust, Series 1999-C1 Class A3,
              6.64%, 01/17/2032
      30,000  Greenwich Capital Commercial                               31,053
              Funding Corp., Series 2003-C2
              Class A3, 4.533%, 01/05/2036
   9,775,000  J.P. Morgan Chase Commercial                            8,486,362
              Mortgage Securities, Series
              2004-C1 Class A2,
              4.302%, 01/15/2038
   8,665,000  Banc of America Commercial                              8,846,272
              Mortgage, Inc., Series 2004-1
              Class A2, 4.037%, 11/10/2039
  10,645,000  GS Mortgage Securities Corp.                           10,891,676
              II, Series 2003-C1 Class A2A,
              3.59%, 01/10/2040
   9,250,000  Morgan Stanley Capital I,                               9,404,290
              Series 2004-T13 Class A2,
              3.94%, 09/13/2045
                                                                 ---------------
Total Commercial Mortgage-Backed Securities
(Cost $78,920,128)                                                   78,806,738
                                                                 ---------------
================================================================================
SOVEREIGN DEBT:                                                           1.78%
--------------------------------------------------------------------------------
   2,923,252  Ukraine (Republic of),                                  3,274,042
              11.00%, 03/15/2007
     585,000  Ukraine (Republic of),                                    614,981
              7.65%, 06/11/2013
  19,410,000  Russian Federation,                                    19,446,394
              5.00%, 03/30/2030
  22,315,000  United Mexican States,                                 24,379,138
              7.50%, 04/08/2033
                                                                 ---------------
Total Sovereign Debt (Cost $45,663,343)                              47,714,555
                                                                 ---------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost
$3,332,893,433)                                   126.02%        $3,378,718,414
(Note D, below)
Cash and Other Assets, Less
Liabilities                                       (26.02)          (697,541,067)
                                                ---------        ---------------
Net Assets (Equivalent to
$13.62 per share based on
196,871,624 shares of
capital stock outstanding)                        100.00%        $2,681,177,347
                                                =========        ===============

(A)   When-issued security
(B) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2004, the aggregate market value of these securities amounted to $187,117,518 or 6.98% of net assets.
(C)   Variable rate coupon, rate shown as of March 31, 2004.
(D) At March 31, 2004, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $50,198,958 and gross unrealized depreciation of investments was $4,373,977, resulting in net unrealized appreciation of $45,824,981.

      Explanation of abbreviations:

      FHLB--Federal Home Loan Bank
      FHLMC--Federal Home Loan Mortgage Corporation
      FNMA--Federal National Mortgage Association
      TBA--To Be Announced

See Notes to Financial Statements.


                           Schedule of Investments--Taxable Bond Portfolios   13

--------------------------------------------------------------------------------
                        Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                         Short Duration Plus Portfolio
                           March 31, 2004 (Unaudited)
--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value*
================================================================================
SHORT-TERM INVESTMENTS:                                                   5.09%
--------------------------------------------------------------------------------
Commercial Paper: 4.96%
  $3,000,000  Galleon Capital LLC,                               $    3,000,000
              1.06%, 04/01/2004
  25,000,000  Harwood Funding,                                       25,000,000
              1.08%, 04/01/2004
                                                                 ---------------
Total Commercial Paper (Cost $28,000,000)                            28,000,000
                                                                 ---------------
U.S. Treasury Bill: 0.13%
     750,000  0.90%, 05/20/2004                                         749,066
              (Note A, p. 18)
                                                                 ---------------
Total U.S. Treasury Bill (Cost $749,066)                                749,066
                                                                 ---------------
Total Short-Term Investments
(Cost $28,749,066)                                                   28,749,066
                                                                 ---------------
================================================================================
U.S. TREASURY NOTES:                                                     35.02%
--------------------------------------------------------------------------------
   3,155,000  1.625%, 10/31/2005                                      3,168,557
   6,567,000  5.75%, 11/15/2005                                       7,026,434
  72,675,000  2.375%, 08/15/2006                                     73,768,032
  94,420,000  2.625%, 11/15/2006                                     96,308,494
              (Note B, p. 18)
  16,935,000  3.375%, 12/15/2008                                     17,438,427
                                                                 ---------------
Total U.S. Treasury Notes (Cost $195,809,990)                       197,709,944
                                                                 ---------------
================================================================================
U.S. GOVERNMENT SPONSORED
AGENCY OBLIGATIONS:                                                       5.32%
--------------------------------------------------------------------------------
  14,880,000  Federal Home Loan Bank,                                15,026,985
              2.25%, 05/15/2006
   9,110,000  Federal Home Loan Mortgage                              9,158,283
              Corp., Medium-Term Note,
              2.75%, 10/06/2006
   1,655,000  Federal Home Loan Mortgage Corp.,                       1,666,320
              2.875%, 11/03/2006
   4,125,000  Federal National Mortgage                               4,172,437
              Association,
              3.50%, 10/15/2007
                                                                 ---------------
Total U.S. Government Sponsored
Agency Obligations (Cost $29,735,921)                                30,024,025
                                                                 ---------------
================================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS:                                     10.29%
--------------------------------------------------------------------------------
   5,404,918  Federal Home Loan Mortgage                              5,404,918
              Corp., Series 2571 Class FB,
              1.44%, 02/15/2018,
              (Note C, p. 18)
   3,800,000  Federal National Mortgage                               3,971,608
              Association, Series 2001-59
              Class QM, 6.00%, 06/25/2019
  10,335,454  MLCC Mortgage Investors Inc.,                          10,354,885
              Series 2003-F Class A1,
              1.41%, 10/25/2028
              (Note C, p. 18)
   1,116,754  Impac Cmb Trust, Series 2001-2                          1,116,754
              Class A2, 1.49%, 11/25/2031
              (Note C, p. 18)
     575,443  Countrywide Alternative Loan                              586,215
              Trust, Series 2002-4 Class 2A1,
              7.00%, 05/25/2032
   4,422,431  Structured Asset Securities                             4,475,632
              Corp., Series 2002-11A Class 1A,
              2.755%, 06/25/2032
              (Note C, p. 18)
   6,600,000  Federal National Mortgage                               6,741,306
              Association, Series 2003-W7
              Class A4, 4.06%, 03/25/2033
   8,407,000  Federal National Mortgage                               8,484,513
              Association, Series 2003-W13
              Class AF3, 2.85%, 10/25/2033
   6,750,000  Federal National Mortgage                               6,785,843
              Association, Series 2003-W16
              Class AF3, 2.91%, 11/25/2033
   4,916,000  Credit Suisse First Boston                              4,864,529
              Mortgage Securities Corp.,
              Series 2004-2R Class A1,
              6.00%, 12/28/2033, Rule 144A
              (Note D, p. 18)
   2,907,038  Summit Mortgage Trust, Series                           2,941,312
              2003-1 Class 1A1, Rule 144A,
              6.89%, 04/28/2035
              (Notes C & D, p. 18)
   2,340,000  Federal National Mortgage                               2,364,874
              Association, Series 2003-W6
              Class 1A23, 2.90%, 10/25/2042
                                                                 ---------------
Total Collateralized Mortgage Obligations
(Cost $57,970,535)                                                   58,092,389
                                                                 ---------------
================================================================================
MORTGAGE PASS-THROUGHS:                                                  15.43%
--------------------------------------------------------------------------------
     607,445  Federal Home Loan Mortgage                                632,405
              Corp., Pool #G90018,
              9.00%, 03/17/2008
   1,117,262  Federal National Mortgage                               1,196,794
              Association Pool #190708,
              7.00%, 03/01/2009
     390,169  Federal National Mortgage                                 417,693
              Association Pool #743378,
              7.00%, 05/01/2013
   3,087,252  Federal National Mortgage                               3,258,226
              Association Pool #555161,
              6.00%, 12/01/2013
     928,844  Federal National Mortgage                                 995,987
              Association Pool #535201,
              7.50%, 03/01/2015
   1,541,585  Federal National Mortgage                               1,659,608
              Association Pool #545802,
              8.00%, 08/01/2016


14   Sanford C. Bernstein Fund, Inc.--2004 Annual Report

================================================================================
Principal Amount              Description                           Market Value
================================================================================
$    960,611  Federal National Mortgage                          $    1,028,527
              Association Pool #545505,
              7.00%, 01/01/2017
     152,257  Federal National Mortgage                                 163,023
              Association Pool #622154,
              7.00%, 01/01/2017
     430,177  Federal National Mortgage                                 460,592
              Association Pool #545524,
              7.00%, 02/01/2017
     122,570  Federal National Mortgage                                 131,211
              Association Pool #598436,
              7.00%, 04/01/2017
     926,235  Federal National Mortgage                                 991,531
              Association Pool #636385,
              7.00%, 04/01/2017
     857,572  Federal National Mortgage                                 918,028
              Association Pool #642051,
              7.00%, 05/01/2017
     288,362  Federal National Mortgage                                 308,752
              Association Pool #545725,
              7.00%, 06/01/2017
     168,749  Federal National Mortgage                                 180,679
              Association Pool #545928,
              7.00%, 06/01/2017
     154,026  Federal National Mortgage                                 164,884
              Association Pool #254414,
              7.00%, 07/01/2017
     191,227  Federal National Mortgage                                 204,708
              Association Pool #655750,
              7.00%, 08/01/2017
     171,237  Federal National Mortgage                                 183,345
              Association Pool #655836,
              7.00%, 08/01/2017
      78,057  Federal National Mortgage                                  83,560
              Association Pool #655965,
              7.00%, 08/01/2017
  10,690,311  Federal National Mortgage                              11,446,131
              Association Pool #555299,
              7.00%, 11/01/2017
   2,354,731  Government National Mortgage                            2,533,468
              Association Pool #781478,
              7.50%, 03/15/2032
   3,300,000  Federal National Mortgage                               3,315,470
              Association Pool TBA,
              5.00%, 04/25/2034
              (Note E, p. 18)
  25,700,000  Federal National Mortgage                              26,334,482
              Association Pool TBA,
              5.50%, 04/25/2034
              (Note E, p. 18)
   6,200,000  Federal National Mortgage                               6,453,816
              Association Pool TBA,
              6.00%, 04/25/2034
              (Note E, p. 18)
  22,885,000  Federal National Mortgage                              24,043,553
              Association Pool TBA,
              6.50%, 04/25/2034
              (Note E, p. 18)
                                                                 ---------------
Total Mortgage Pass-Throughs
(Cost $86,831,115)                                                   87,106,473
                                                                 ---------------
================================================================================
BANKING:                                                                  1.14%
--------------------------------------------------------------------------------
   1,870,000  MBNA Corp., Medium-Term Note,                           2,030,850
              5.625%, 11/30/2007
   4,300,000  Washington Mutual, Inc.,                                4,396,182
              4.00%, 01/15/2009
                                                                 ---------------
Total Banking (Cost $6,287,879)                                       6,427,032
                                                                 ---------------
================================================================================
BROADCASTING/MEDIA:                                                       1.58%
--------------------------------------------------------------------------------
   4,475,000  Liberty Media Corp.,                                    4,560,142
              3.50%, 09/25/2006
   3,995,000  AOL Time Warner Inc.,                                   4,392,814
              6.15%, 05/01/2007
                                                                 ---------------
Total Broadcasting/Media (Cost $8,767,751)                            8,952,956
                                                                 ---------------
================================================================================
BUILDING/REAL ESTATE:                                                     0.34%
--------------------------------------------------------------------------------
   1,760,000  Vornado Realty Trust,                                   1,919,727
              5.625%, 06/15/2007
                                                                 ---------------
Total Building/Real Estate (Cost $1,889,867)                          1,919,727
                                                                 ---------------
================================================================================
CABLE:                                                                    0.66%
--------------------------------------------------------------------------------
   3,205,000  Comcast Cable Communications Inc.,                      3,724,915
              8.375%, 05/01/2007
                                                                 ---------------
Total Cable (Cost $3,523,660)                                         3,724,915
                                                                 ---------------
================================================================================
COMMUNICATIONS:                                                           0.77%
--------------------------------------------------------------------------------
   3,990,000  Sprint Capital Corp.,                                   4,338,339
              6.00%, 01/15/2007
                                                                 ---------------
Total Communications (Cost $4,236,260)                                4,338,339
                                                                 ---------------
================================================================================
COMMUNICATIONS-MOBILE:                                                    1.12%
--------------------------------------------------------------------------------
   3,265,000  Telus Corp.,                                            3,717,033
              7.50%, 06/01/2007
   2,600,000  America Movil S.A. de C.V.,                             2,611,572
              Rule 144A, 4.125%, 03/01/2009
              (Note D, p. 18)
                                                                 ---------------
Total Communications-Mobile (Cost $6,214,076)                         6,328,605
                                                                 ---------------
================================================================================
ENERGY:                                                                   0.46%
--------------------------------------------------------------------------------
   2,615,000  Valero Energy Corp.,                                    2,591,465
              3.50%, 04/01/2009
                                                                 ---------------
Total Energy (Cost $2,602,883)                                        2,591,465
                                                                 ---------------


                           Schedule of Investments--Taxable Bond Portfolios   15

================================================================================
Principal Amount              Description                           Market Value
================================================================================
FINANCIAL:                                                               10.41%
--------------------------------------------------------------------------------
$  3,950,000  Lehman Brothers Holdings Inc.,                     $    3,950,000
              6.625%, 04/01/2004
   2,450,000  Ford Motor Credit Co.,                                  2,575,050
              7.50%, 03/15/2005
   7,800,000  General Motors Acceptance                               8,340,204
              Corp., Medium-Term Note,
              6.75%, 01/15/2006
   4,450,000  Household Finance Corp.,                                4,566,332
              Medium-Term Note,
              3.375%, 02/21/2006
   5,230,000  The Goldman Sachs Group, Inc.,                          5,328,612
              Medium-Term Note,
              2.85%, 10/27/2006
   3,045,000  Capital One Financial Corp.,                            3,487,466
              8.75%, 02/01/2007
   6,515,000  CIT Group Inc.,                                         7,409,373
              7.375%, 04/02/2007
   5,300,000  General Electric Capital                                5,707,406
              Corp., Medium-Term Note,
              5.00%, 06/15/2007
   5,970,000  Merrill Lynch & Co. Inc.,                               6,073,699
              Medium-Term Note,
              3.375%, 09/14/2007
   2,785,000  Ford Motor Credit Co.,                                  2,877,303
              5.625%, 10/01/2008
   8,450,000  Meridian Funding Co., Rule                              8,471,125
              144A, Medium-Term Note,
              1.65%, 07/26/2010
              (Notes C & D, p. 18)
                                                                 ---------------
Total Financial (Cost $57,882,134)                                   58,786,570
                                                                 ---------------
================================================================================
FOOD/BEVERAGE:                                                            0.84%
--------------------------------------------------------------------------------
   4,600,000  Kraft Foods Inc.,                                       4,738,156
              4.00%, 10/01/2008
                                                                 ---------------
Total Food/Beverage (Cost $4,582,159)                                 4,738,156
                                                                 ---------------
================================================================================
HEALTHCARE:                                                               1.45%
--------------------------------------------------------------------------------
   3,650,000  HCA Inc.,                                               3,948,895
              7.125%, 06/01/2006
   4,140,000  UnitedHealth Group, Inc.,                               4,221,757
              3.75%, 02/10/2009
                                                                 ---------------
Total Healthcare (Cost $7,981,218)                                    8,170,652
                                                                 ---------------
================================================================================
INDUSTRIAL:                                                               0.31%
--------------------------------------------------------------------------------
   1,750,000  R. R. Donnelley & Sons Co.,                             1,769,357
              Rule 144A, 3.75%, 04/01/2009
              (Note D, p. 18)
                                                                 ---------------
Total Industrial (Cost $1,747,438)                                    1,769,357
                                                                 ---------------
================================================================================
INSURANCE:                                                                0.96%
   5,000,000  The MONY Group Inc.,                                    5,405,530
              7.45%, 12/15/2005
                                                                 ---------------
Total Insurance (Cost $5,048,993)                                     5,405,530
                                                                 ---------------
================================================================================
NON-AIR TRANSPORTATION:                                                   0.48%
--------------------------------------------------------------------------------
   2,700,000  FedEx Corp., Rule 144A,                                 2,696,868
              2.65%, 04/01/2007
              (Note D, p. 18)
                                                                 ---------------
Total Non-Air Transportation (Cost $2,697,987)                        2,696,868
                                                                 ---------------
================================================================================
PAPER/PACKAGING:                                                          1.00%
--------------------------------------------------------------------------------
   5,185,000  Weyerhaeuser Co.,                                       5,676,274
              6.125%, 03/15/2007
                                                                 ---------------
Total Paper/Packaging (Cost $5,629,203)                               5,676,274
                                                                 ---------------
================================================================================
PETROLEUM PRODUCTS:                                                       0.53%
--------------------------------------------------------------------------------
   2,600,000  Amerada Hess Corp.,                                     2,981,620
              7.375%, 10/01/2009
                                                                 ---------------
Total Petroleum Products (Cost $2,970,698)                            2,981,620
                                                                 ---------------
================================================================================
PUBLIC UTILITIES-ELECTRIC & GAS:                                          4.01%
--------------------------------------------------------------------------------
   4,500,000  CenterPoint Energy Resources                            4,813,916
              Corp., Series B,
              8.125%, 07/15/2005
   3,780,000  Entergy-Koch LP, Rule 144A,                             3,841,323
              3.65%, 08/20/2006
              (Note D, p. 18)
   2,800,000  FirstEnergy Corp., Series A,                            2,979,382
              5.50%, 11/15/2006
   3,100,000  CE Electric UK Funding Co.,                             3,396,109
              Rule 144A, 6.995%, 12/30/2007
              (Note D, p. 18)
   4,230,000  MidAmerican Energy Holdings                             4,232,944
              Co., Senior Note,
              3.50%, 05/15/2008
   1,555,000  Appalachian Power Co., Series G,                        1,571,113
              3.60%, 05/15/2008
   1,800,000  Pacific Gas & Electric Co.,                             1,810,348
              3.60%, 03/01/2009
                                                                 ---------------
Total Public Utilities-Electric & Gas
(Cost $22,425,314)                                                   22,645,135
                                                                 ---------------
================================================================================
PUBLIC UTILITIES-TELEPHONE:                                               1.26%
--------------------------------------------------------------------------------
   4,200,000  Telecom Italia Capital, Rule                            4,299,196
              144A, 4.00%, 11/15/2008
              (Note D, p. 18)


16   Sanford C. Bernstein Fund, Inc.--2004 Annual Report

================================================================================
Principal Amount              Description                           Market Value
================================================================================
$  2,750,000  Telefonos de Mexico S.A. de                        $    2,809,496
              C.V., Rule 144A,
              4.50%, 11/19/2008
              (Note D, p. 18)
                                                                 ---------------
Total Public Utilities-Telephone
(Cost $6,952,528)                                                     7,108,692
                                                                 ---------------
================================================================================
SUPERMARKET/DRUG:                                                         0.63%
--------------------------------------------------------------------------------
   3,470,000  Safeway, Inc.,                                          3,547,169
              4.125%, 11/01/2008
                                                                 ---------------
Total Supermarket/Drug (Cost $3,468,687)                              3,547,169
                                                                 ---------------
================================================================================
ASSET-BACKED SECURITIES:                                                 13.33%
--------------------------------------------------------------------------------
   4,470,000  Household Private Label Credit                          4,531,105
              Card Master Note Trust I,
              Series 2001-2 Class A,
              4.95%, 06/16/2008
   3,500,000  Winston Funding Ltd., Series                            3,508,750
              2003-1 Class A2, Rule 144A,
              2.02%, 04/23/2009
              (Notes C & D, p. 18)
   1,628,153  Spiegel Credit Card Master                              1,620,012
              Note Trust, Series 2001-A
              Class A, 1.37%, 03/15/2010
              (Note C, p. 18)
   9,050,000  Countrywide Asset-Backed                                9,212,628
              Certificates, Series 2003-S2
              Class A2, 3.44%, 12/25/2018
   5,100,000  Residential Funding Mortgage                            5,100,000
              Securities Inc., Series
              2004-HS1 Class AI3,
              2.68%, 01/25/2019
   3,540,672  Conseco Finance, Series 1999-H                          3,633,615
              Class AF6, 7.21%, 11/15/2029
   1,169,278  First Franklin Mortgage Loan                            1,169,278
              Asset-Backed Certificates,
              Series 2000-FF1 Class A,
              1.32%, 09/25/2030
              (Note C, p. 18)
     831,259  First Greenboro Home Equity                               837,626
              Loan Trust, Series 2000-1A
              Class A2, Rule 144A,
              6.77%, 12/25/2030
              (Note D, p. 18)
   2,067,868  Countrywide Asset-Backed                                2,072,066
              Certificates, Series 2003-BC1
              Class A, 1.49%, 03/25/2033
              (Note C, p. 18)
   7,642,968  Renaissance Home Equity Loan                            7,653,744
              Trust, Series 2003-2 Class A,
              1.53%, 03/25/2033
              (Note C, p. 18)
   3,569,918  Structured Asset Securities                             3,570,489
              Corp., Series 2003-S2 Class A1,
              1.34%, 12/25/2033
              (Note C, p. 18)
   9,400,000  Ameriquest Mortgage Securities                          9,556,980
              Inc., Series 2003-13 Class AF2,
              3.177%, 01/25/2034
   8,241,000  Ameriquest Mortgage Securities                          8,421,313
              Inc., Series 2003-11 Class AF3,
              3.64%, 01/25/2034
   8,670,218  Home Equity Asset Trust,                                8,674,467
              Series 2003-7 Class A2,
              1.47%, 03/25/2034
              (Note C, p. 18)
   5,704,613  Merrill Lynch Mortgage                                  5,704,613
              Investors Inc., Series
              2004-WMC1 Class A2,
              1.39%, 10/25/2034
              (Note C, p. 18)
                                                                 ---------------
Total Asset-Backed Securities
(Cost $74,797,162)                                                   75,266,686
                                                                 ---------------
================================================================================
COMMERCIAL MORTGAGE-BACKED SECURITIES:                                    1.87%
--------------------------------------------------------------------------------
   5,201,000  Greenwich Capital Commercial                            5,205,681
              Funding Corp., Series 2003-FL1
              Class B, Rule 144A,
              1.73%, 07/15/2018
              (Notes C & D, p. 18)
   2,497,500  Asset Securitization Corp.,                             2,750,796
              Series 1997-MD7 Class A1B,
              7.41%, 01/13/2030
   2,500,000  Commercial Mortgage Acceptance                          2,631,150
              Corp., Series 1997-ML1 Class A2,
              6.53%, 12/15/2030
                                                                 ---------------
Total Commercial Mortgage-Backed Securities
(Cost $10,537,791)                                                   10,587,627
                                                                 ---------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost
$639,340,315)                                     114.30%        $  645,345,272
(Note F, p. 18)
Cash and Other Assets, Less
Liabilities                                       (14.30)           (80,731,187)
                                                ---------        ---------------
Net Assets                                        100.00%        $  564,614,085
                                                =========        ===============


                           Schedule of Investments--Taxable Bond Portfolios   17

================================================================================
SHORT FUTURES CONTRACTS
--------------------------------------------------------------------------------
                                                                   Unrealized
                                                 Contract         Appreciation
Contracts     Description                         Amount         (Depreciation)
--------------------------------------------------------------------------------

694           U.S. Treasury                    $78,521,912       $     (290,463)
              Note 5 Yr. Future
              June 2004
 22           U.S. Treasury                      4,735,048                1,267
              Note 2 Yr. Future
              June 2004
                                                                 ---------------
Total Short Futures Contracts                                    $     (289,196)
                                                                 ---------------
================================================================================
REVERSE REPURCHASE AGREEMENT
--------------------------------------------------------------------------------
Broker                         Interest Rate     Maturity             Amount
--------------------------------------------------------------------------------
Deutsche Alex Brown                0.93%         04/06/04        $   25,555,320

--------------------------------------------------------------------------------

(A) Represents entire or partial position segregated as collateral for initial margin requirement on open futures contract.
(B) Represents entire or partial position segregated as collateral for reverse repurchase agreement.
(C)   Variable rate coupon, rate shown as of March 31, 2004.
(D) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2004, the aggregate market value of these securities amounted to $47,252,944 or 8.37% of net assets.
(E)   When-issued security.
(F) At March 31, 2004, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $6,200,640 and gross unrealized depreciation of investments was $195,683, resulting in net unrealized appreciation of $6,004,957.

      Explanation of abbreviations:

      TBA--To Be Announced

See Notes to Financial Statements.


--------------------------------------------------------------------------------
                        Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                    U.S. Government Short Duration Portfolio
                           March 31, 2004 (Unaudited)
--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value*
================================================================================
SHORT-TERM INVESTMENTS:                                                   1.65%
--------------------------------------------------------------------------------
Commercial Paper: 1.55%
  $1,560,000  Harwood Street Funding,                            $    1,560,000
              1.08%, 04/01/2004
                                                                 ---------------
Total Commercial Paper (Cost $1,560,000)                              1,560,000
                                                                 ---------------
 U.S. Treasury Bill: 0.10%
     100,000  0.915%, 05/20/2004                                         99,875
              (Note A, p. 20)
                                                                 ---------------
Total U.S. Treasury Bill (Cost $99,875)                                  99,875
                                                                 ---------------
Total Short-Term Investments (Cost $1,659,875)                        1,659,875
                                                                 ---------------
================================================================================
U.S. TREASURY NOTES:                                                     41.74%
--------------------------------------------------------------------------------
   3,665,000  1.625%, 10/31/2005                                      3,680,749
   2,355,000  1.875%, 11/30/2005                                      2,373,583
   2,705,000  1.875%, 12/31/2005                                      2,724,760
   4,500,000  2.00%, 05/15/2006                                       4,537,444
   4,620,000  4.625%, 05/15/2006                                      4,910,016
  19,330,000  2.625%, 11/15/2006                                     19,716,619
              (Note B, p. 20)
   3,965,000  3.375%, 12/15/2008                                      4,082,868
                                                                 ---------------
Total U.S. Treasury Notes (Cost $41,734,909)                         42,026,039
                                                                 ---------------
================================================================================
U.S. GOVERNMENT AGENCIES:                                                33.69%
--------------------------------------------------------------------------------
   5,575,000  Tennessee Valley Authority,                             5,631,425
              Global Power Bond 2001 Series C,
              4.75%, 07/15/2004
  15,310,000  Federal Home Loan Bank,                                15,461,232
              2.25%, 05/15/2006
   4,000,000  Federal Home Loan Bank,                                 4,007,520
              2.04%, 06/12/2006
   4,000,000  Federal Farm Credit Bank,                               4,000,040
              2.05%, 06/12/2006
   2,940,000  Federal Home Loan Mortgage                              2,955,582
              Corp., Medium-Term Note,
              2.75%, 10/06/2006
   1,600,000  Federal Home Loan Mortgage Corp.,                       1,610,944
              2.875%, 11/03/2006
     250,000  Federal National Mortgage                                 252,580
              Association,
              3.50%, 01/28/2008
                                                                 ---------------
Total U.S. Government Agencies
(Cost $33,638,058)                                                   33,919,323
                                                                 ---------------

*See Note 1, page 40 in Notes to Financial Statements.


18   Sanford C. Bernstein Fund, Inc.--2004 Annual Report

================================================================================
Principal Amount              Description                           Market Value
================================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS:                                     13.89%
--------------------------------------------------------------------------------
$  1,370,261  Federal Home Loan Mortgage                         $    1,370,261
              Corp., Series 2571 Class FB,
              1.44%, 02/15/2018
              (Note C, p. 20)
   1,000,000  Federal National Mortgage                               1,045,160
              Association, Series 2001-59
              Class QM, 6.00%, 06/25/2019
   1,086,000  Federal National Mortgage                               1,127,572
              Association, Series 2002-55
              Class HG, 6.00%, 09/25/2030
   1,250,000  Federal Home Loan Mortgage                              1,300,000
              Corp., Series 2491 Class PG,
              6.00%, 03/15/2031
   1,291,221  Structured Asset Securities                             1,306,754
              Corp., Series 2002-11A Class 1A1,
              2.755%, 06/25/2032
              (Note C, p. 20)
   1,300,000  Federal National Mortgage                               1,327,833
              Association, Series 2003-W7
              Class A4, 4.06%, 03/25/2033
   2,411,448  Structured Asset Securities                             2,447,620
              Corp., Series 2003-23H Class 1A1,
              5.50%, 07/25/2033
   1,900,000  Federal National Mortgage                               1,917,518
              Association, Series 2003-W13
              Class AF3, 2.85%, 10/25/2033
   1,400,000  Federal National Mortgage                               1,407,434
              Association, Series 2003-W16
              Class AF3, 2.91%, 11/25/2033
     725,000  Federal National Mortgage                                 732,707
              Association, Series 2003-W6
              Class 1A23, 2.90%, 10/25/2042
                                                                 ---------------
Total Collateralized Mortgage Obligations
(Cost $13,994,148)                                                   13,982,859
                                                                 ---------------
================================================================================
MORTGAGE PASS-THROUGHS:                                                  14.66%
--------------------------------------------------------------------------------
     530,611  Federal National Mortgage                                 568,382
              Association Pool #190708,
              7.00%, 03/01/2009
     370,660  Federal National Mortgage                                 396,809
              Association Pool #743378,
              7.00%, 05/01/2013
     903,586  Federal National Mortgage                                 953,627
              Association Pool #555161,
              6.00%, 12/01/2013
     331,730  Federal National Mortgage                                 355,710
              Association Pool #535201,
              7.50%, 03/01/2015
     583,796  Federal National Mortgage                                 628,491
              Association Pool #545802,
              8.00%, 08/01/2016
     841,160  Federal National Mortgage                                 900,631
              Association Pool #545505,
              7.00%, 01/01/2017
     580,556  Federal National Mortgage                                 621,483
              Association Pool #661617,
              7.00%, 09/01/2017
   3,409,786  Federal National Mortgage                               3,650,863
              Association Pool #555299,
              7.00%, 11/01/2017
     456,325  Federal Home Loan Mortgage                                483,997
              Corp., Pool #G01391,
              7.00%, 04/01/2032
     620,000  Federal National Mortgage                                 622,907
              Association Pool TBA,
              5.00%, 04/25/2033
              (Note D, p. 20)
   3,600,000  Federal National Mortgage                               3,688,877
              Association Pool TBA,
              5.50%, 04/25/2034
              (Note D, p. 20)
   1,400,000  Federal National Mortgage                               1,457,313
              Association Pool TBA,
              6.00%, 04/25/2034
              (Note D, p. 20)
     410,000  Federal National Mortgage                                 430,756
              Association Pool TBA,
              6.50%, 04/25/2034
              (Note D, p. 20)
                                                                 ---------------
Total Mortgage Pass-Throughs
(Cost $14,646,978)                                                   14,759,846
                                                                 ---------------
================================================================================
ASSET-BACKED SECURITIES:                                                  4.62%
--------------------------------------------------------------------------------
   1,800,000  Countrywide Asset-Backed                                1,832,346
              Certificates, Series 2003-S2
              Class A2, 3.44%, 12/25/2018
   1,000,000  Residential Funding Mortgage                            1,000,000
              Securities, Inc., Series
              2004-HS1 Class AI3,
              2.68%, 01/25/2019
              (Note C, p. 20)
     300,177  First Greensboro Home Equity                              302,476
              Loan Trust, Series 2000-1A
              Class A2, Rule 144A,
              6.77%, 12/25/2030
              (Note E, p. 20)
   1,500,000  Ameriquest Mortgage                                     1,518,285
              Securities, Inc., Series
              2003-11 Class AF2,
              3.03%, 01/25/2034
                                                                 ---------------
Total Asset-Backed Securities
(Cost $4,614,766)                                                     4,653,107
                                                                 ---------------


                           Schedule of Investments--Taxable Bond Portfolios   19

================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost
$110,288,734)                                     110.25%        $  111,001,049
(Note F, below)
Cash and Other Assets, Less
Liabilities                                       (10.25)           (10,322,744)
                                                ---------        ---------------
Net Assets (Equivalent to
$12.87 per share based on
7,824,988 shares of capital
stock outstanding)                                100.00%        $  100,678,305
                                                =========        ===============
================================================================================
SHORT FUTURES CONTRACTS
--------------------------------------------------------------------------------
                                                                   Unrealized
                                                 Contract         Appreciation
Contracts     Description                         Amount         (Depreciation)
--------------------------------------------------------------------------------
69            U.S. Treasury                    $ 7,835,813       $      (25,134)
              Note 5 Yr. Future
              June 2004
 4            U.S. Treasury                        860,687                  230
              Note 2 Yr. Future
              June 2004
                                                                 ---------------
Total Short Futures Contracts                                    $      (24,904)
                                                                 ---------------
================================================================================
REVERSE REPURCHASE AGREEMENT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Broker                         Interest Rate     Maturity             Amount
--------------------------------------------------------------------------------
Deutsche Alex Brown                0.93%         04/06/04        $    4,732,244

--------------------------------------------------------------------------------

(A) Represents entire or partial position segregated as collateral for initial margin requirement on open futures contracts.
(B) Represents entire or partial position segregated as collateral for reverse repurchase agreement.
(C)   Variable rate coupon, rate shown as of March 31, 2004.
(D)   When-issued security.
(E) Security is exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2004, the aggregate market value of this security amounted to $302,476 or 0.30% of net assets.
(F) At March 31, 2004, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $772,024 and gross unrealized depreciation of investments was $59,709, resulting in net unrealized appreciation of $712,315.

      Explanation of abbreviations:

      TBA--To Be Announced

See Notes to Financial Statements.


20   Sanford C. Bernstein Fund, Inc.--2004 Annual Report

--------------------------------------------------------------------------------
                        Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                  Intermediate Duration Institutional Portfolio
                           March 31, 2004 (Unaudited)
--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value*
================================================================================
SHORT-TERM INVESTMENTS:                                                  36.61%
--------------------------------------------------------------------------------
U.S. Treasury Bill: 14.75%
$ 82,140,000  0.92%, 06/24/2004                                  $   81,963,860
                                                                 ---------------
Total U.S. Treasury Bill (Cost $81,963,860)                          81,963,860
                                                                 ---------------
Repurchase Agreement: 21.86%
 121,423,000  State Street Bank & Trust Co.,                        121,423,000
              Repurchase Agreement, Dated
              03/31/04, 0.93%, maturing
              04/01/04 for $121,426,136,
              collateralized by $122,890,000
              FFCBs, FHLMCs, and FNMAs, 1.18%
              to 2.50%, due 07/27/04 to
              05/26/06, value $123,841,947
                                                                 ---------------
Total Repurchase Agreement
(Cost $121,423,000)                                                 121,423,000
                                                                 ---------------
Total Short-Term Investments
(Cost $203,386,860)                                                 203,386,860
                                                                 ---------------
================================================================================
U.S. TREASURY NOTES:                                                     14.37%
--------------------------------------------------------------------------------
  35,855,000  1.625%, 02/28/2006                                     35,922,264
  27,060,000  3.00%, 02/15/2009                                      27,362,314
  11,130,000  2.625%, 03/15/2009                                     11,053,493
   5,325,000  4.25%, 11/15/2013                                       5,509,921
                                                                 ---------------
Total U.S. Treasury Notes (Cost $79,317,893)                         79,847,992
                                                                 ---------------
================================================================================
U.S. TREASURY BOND:                                                       1.72%
--------------------------------------------------------------------------------
   6,600,000  8.75%, 05/15/2017                                       9,573,353
                                                                 ---------------
Total U.S. Treasury Bond (Cost $9,355,497)                            9,573,353
                                                                 ---------------
================================================================================
U.S. GOVERNMENT SPONSORED
AGENCY OBLIGATIONS:                                                       3.72%
--------------------------------------------------------------------------------
   3,350,000  Federal Home Loan Mortgage Corp.,                       3,381,745
              2.125%, 11/15/2005
   8,860,000  Federal Home Loan Mortgage Corp.,                       8,907,941
              2.375%, 02/15/2007
   3,430,000  Federal National Mortgage                               3,489,682
              Association,
              3.875%, 11/17/2008
   4,675,000  Federal National Mortgage                               4,883,982
              Association,
              5.125%, 01/02/2014
                                                                 ---------------
Total U.S. Government Sponsored Agency Obligations
(Cost $20,243,440)                                                   20,663,350
                                                                 ---------------
================================================================================
COLLATERALIZED MORTGAGE OBLIGATION:                                       0.88%
--------------------------------------------------------------------------------
   4,695,000  Federal National Mortgage                               4,859,325
              Association Series 2003-92
              Class BR, 5.00%, 04/25/2014
                                                                 ---------------
Total Collateralized Mortgage Obligation
(Cost $4,876,483)                                                     4,859,325
                                                                 ---------------
================================================================================
MORTGAGE PASS-THROUGHS:                                                  33.35%
--------------------------------------------------------------------------------
   5,288,707  Federal National Mortgage                               5,517,205
              Association Pool #703712,
              5.50%, 02/01/2018
   8,645,000  Federal National Mortgage                               8,753,063
              Association Pool TBA,
              4.50%, 04/25/2019
              (Note A, p. 29)
  14,330,000  Federal National Mortgage                              14,733,031
              Association Pool TBA,
              5.00%, 04/25/2019
              (Note A, p. 29)
  13,020,000  Federal National Mortgage                              13,565,212
              Association Pool TBA,
              5.50%, 04/25/2019
              (Note A, p. 29)
      44,904  Federal National Mortgage                                  47,318
              Association Pool #667071,
              6.50%, 07/01/2022
     186,217  Federal National Mortgage                                 196,225
              Association Pool #313649,
              6.50%, 08/01/2027
     429,183  Federal National Mortgage                                 451,732
              Association Pool #412590,
              6.50%, 02/01/2028
     469,549  Federal National Mortgage                                 494,219
              Association Pool #556484,
              6.50%, 10/01/2028
       7,591  Federal National Mortgage                                   7,989
              Association Pool #252212,
              6.50%, 01/01/2029
      42,525  Federal National Mortgage                                  44,759
              Association Pool #414761,
              6.50%, 02/01/2029
       7,931  Federal National Mortgage                                   8,348
              Association Pool #449291,
              6.50%, 02/01/2029
      10,426  Federal National Mortgage                                  10,973
              Association Pool #459498,
              6.50%, 02/01/2029
      48,483  Federal National Mortgage                                  50,982
              Association Pool #484965,
              6.50%, 06/01/2029
       2,504  Federal National Mortgage                                   2,633
              Association Pool #497759,
              6.50%, 07/01/2029
      17,244  Federal National Mortgage                                  18,133
              Association Pool #509037,
              6.50%, 08/01/2029


                           Schedule of Investments--Taxable Bond Portfolios   21

================================================================================
Principal Amount              Description                           Market Value
================================================================================
$      8,590  Federal National Mortgage                          $        9,033
              Association Pool #515259,
              6.50%, 10/01/2029
     120,511  Federal National Mortgage                                 129,257
              Association Pool #535083,
              7.50%, 12/01/2029
     122,781  Federal National Mortgage                                 131,646
              Association Pool #537332,
              7.50%, 06/01/2030
     152,657  Federal National Mortgage                                 163,680
              Association Pool #253355,
              7.50%, 07/01/2030
     792,797  Federal National Mortgage                                 834,450
              Association Pool #535701,
              6.50%, 11/01/2030
      85,765  Federal National Mortgage                                  91,958
              Association Pool #535661,
              7.50%, 01/01/2031
     157,797  Federal National Mortgage                                 169,142
              Association Pool #563742,
              7.50%, 01/01/2031
     424,463  Federal National Mortgage                                 446,097
              Association Pool #585228,
              6.50%, 05/01/2031
     107,974  Federal National Mortgage                                 113,477
              Association Pool #582600,
              6.50%, 06/01/2031
      89,373  Federal National Mortgage                                  95,826
              Association Pool #535996,
              7.50%, 06/01/2031
       7,081  Federal National Mortgage                                   7,442
              Association Pool #583960,
              6.50%, 07/01/2031
     104,551  Federal National Mortgage                                 109,879
              Association Pool #584968,
              6.50%, 07/01/2031
     171,219  Federal National Mortgage                                 183,529
              Association Pool #592496,
              7.50%, 07/01/2031
     320,803  Federal National Mortgage                                 337,153
              Association Pool #253894,
              6.50%, 08/01/2031
     107,672  Federal National Mortgage                                 113,160
              Association Pool #606950,
              6.50%, 10/01/2031
   2,451,733  Federal National Mortgage                               2,576,688
              Association Pool #607367,
              6.50%, 11/01/2031
     111,258  Federal National Mortgage                                 119,292
              Association Pool #545304,
              7.50%, 11/01/2031
       7,807  Federal National Mortgage                                   8,205
              Association Pool #634585,
              6.50%, 01/01/2032
      16,898  Federal National Mortgage                                  17,758
              Association Pool #631415,
              6.50%, 02/01/2032
     512,269  Federal National Mortgage                                 538,361
              Association Pool #634245,
              6.50%, 03/01/2032
      53,903  Federal National Mortgage                                  56,648
              Association Pool #635801,
              6.50%, 04/01/2032
       9,422  Federal National Mortgage                                   9,902
              Association Pool #638141,
              6.50%, 04/01/2032
       7,520  Federal National Mortgage                                   7,903
              Association Pool #640901,
              6.50%, 04/01/2032
       9,447  Federal National Mortgage                                   9,928
              Association Pool #641102,
              6.50%, 05/01/2032
     698,187  Federal National Mortgage                                 748,363
              Association Pool #644592,
              7.50%, 05/01/2032
   1,871,923  Federal National Mortgage                               1,967,266
              Association Pool #254346,
              6.50%, 06/01/2032
     277,547  Federal National Mortgage                                 291,683
              Association Pool #640047,
              6.50%, 06/01/2032
     558,304  Federal National Mortgage                                 586,740
              Association Pool #545760,
              6.50%, 07/01/2032
     920,036  Federal National Mortgage                                 966,896
              Association Pool #646288,
              6.50%, 07/01/2032
     469,387  Federal National Mortgage                                 493,294
              Association Pool #651595,
              6.50%, 07/01/2032
     706,033  Federal National Mortgage                                 741,994
              Association Pool #670405,
              6.50%, 07/01/2032
   1,816,094  Federal National Mortgage                               1,908,594
              Association Pool #545817,
              6.50%, 08/01/2032
      54,870  Federal National Mortgage                                  57,665
              Association Pool #637429,
              6.50%, 08/01/2032
      55,975  Federal National Mortgage                                  58,825
              Association Pool #653667,
              6.50%, 08/01/2032
     935,510  Federal National Mortgage                                 983,158
              Association Pool #656100,
              6.50%, 09/01/2032
     469,910  Federal National Mortgage                                 493,844
              Association Pool #663779,
              6.50%, 09/01/2032
       7,749  Federal National Mortgage                                   8,143
              Association Pool #672786,
              6.50%, 09/01/2032
     408,005  Federal National Mortgage                                 418,427
              Association Pool #653386,
              5.50%, 10/01/2032


22   Sanford C. Bernstein Fund, Inc.--2004 Annual Report

================================================================================
Principal Amount              Description                           Market Value
================================================================================
$    855,709  Federal National Mortgage                          $      899,294
              Association Pool #650324,
              6.50%, 10/01/2032
       8,030  Federal National Mortgage                                   8,439
              Association Pool #662545,
              6.50%, 10/01/2032
     958,803  Federal National Mortgage                               1,007,638
              Association Pool #672910,
              6.50%, 11/01/2032
     194,432  Federal National Mortgage                                 208,405
              Association Pool #666935,
              7.50%, 11/01/2032
     979,106  Federal National Mortgage                               1,028,975
              Association Pool #672464,
              6.50%, 12/01/2032
   1,964,877  Federal National Mortgage                               2,064,955
              Association Pool #673137,
              6.50%, 12/01/2032
     433,277  Federal National Mortgage                                 455,345
              Association Pool #685331,
              6.50%, 02/01/2033
      32,808  Federal National Mortgage                                  34,479
              Association Pool #555404,
              6.50%, 03/01/2033
     409,612  Federal National Mortgage                                 430,479
              Association Pool #698986,
              6.50%, 04/01/2033
      27,666  Federal National Mortgage                                  29,076
              Association Pool #699898,
              6.50%, 04/01/2033
      73,895  Federal National Mortgage                                  77,659
              Association Pool #254796,
              6.50%, 07/01/2033
     291,277  Federal National Mortgage                                 298,717
              Association Pool #736532,
              5.50%, 08/01/2033
     292,999  Federal National Mortgage                                 300,460
              Association Pool #738262,
              5.50%, 09/01/2033
   5,096,470  Government National Mortgage                            5,326,220
              Association Pool #562288,
              6.00%, 12/15/2033
     170,987  Federal National Mortgage                                 179,642
              Association Pool #255162,
              6.50%, 03/01/2034
   4,510,000  Government National Mortgage                            4,542,418
              Association Pool TBA,
              5.00%, 04/15/2034
              (Note A, p. 29)
  28,730,000  Federal Home Loan Mortgage                             29,448,250
              Corp. Pool TBA,
              5.50%, 04/15/2034
              (Note A, p. 29)
  11,360,000  Government National Mortgage                           11,686,600
              Association Pool TBA,
              5.50%, 04/15/2034
              (Note A, p. 29)
   6,765,000  Federal Home Loan Mortgage                              7,031,372
              Corp. Pool TBA,
              6.00%, 04/15/2034
              (Note A, p. 29)
   7,815,000  Government National Mortgage                            8,249,709
              Association Pool TBA,
              6.50%, 04/15/2034
              (Note A, p. 29)
   8,090,000  Federal National Mortgage                               7,907,975
              Association Pool TBA,
              4.50%, 04/25/2034
              (Note A, p. 29)
  22,220,000  Federal National Mortgage                              22,324,167
              Association Pool TBA,
              5.00%, 04/25/2034
              (Note A, p. 29)
  16,475,000  Federal National Mortgage                              16,881,735
              Association Pool TBA,
              5.50%, 04/25/2034
              (Note A, p. 29)
   1,085,000  Federal National Mortgage                               1,129,418
              Association Pool TBA,
              6.00%, 04/25/2034
              (Note A, p. 29)
   3,655,000  Federal National Mortgage                               3,840,034
              Association Pool TBA,
              6.50%, 04/25/2034
              (Note A, p. 29)
                                                                 ---------------
Total Mortgage Pass-Throughs
(Cost $185,130,437)                                                 185,298,589
                                                                 ---------------
================================================================================
AEROSPACE/DEFENSE:                                                        0.07%
--------------------------------------------------------------------------------
     365,000  Boeing Capital Corp., Senior                              385,412
              Note, 4.75%, 08/25/2008
                                                                 ---------------
Total Aerospace/Defense (Cost $364,456)                                 385,412
                                                                 ---------------
================================================================================
AUTOMOTIVE:                                                               1.19%
--------------------------------------------------------------------------------
      42,000  TRW Automotive, Senior                                     50,400
              Subordinated Note,
              11.00%, 02/15/2013,
              Callable 02/15/2008 @ 105.5
     475,000  Keystone Automotive Operations                            522,500
              Inc., Rule 144A,
              9.75%, 11/01/2013,
              Callable 11/01/2008 @ 104.88
              (Note B, p. 29)
   3,050,000  Ford Motor Co.,                                         3,054,804
              7.45%, 07/16/2031
   2,640,000  General Motors Corp.,                                   3,003,567
              8.375%, 07/15/2033
                                                                 ---------------
Total Automotive (Cost $6,392,855)                                    6,631,271
                                                                 ---------------


                           Schedule of Investments--Taxable Bond Portfolios   23

================================================================================
Principal Amount              Description                           Market Value
================================================================================
BANKING:                                                                  4.24%
--------------------------------------------------------------------------------
$    420,000  Washington Mutual Finance Corp.,                   $      456,903
              6.25%, 05/15/2006
   1,400,000  U.S. Bank N A,                                          1,434,142
              2.85%, 11/15/2006
     860,000  Mizuho JGB Investment LLC,                              1,012,566
              Series A, Rule 144A,
              9.87%, 06/30/2008
              (Notes B & C, p. 29)
   3,110,000  Citigroup Inc., Subordinated                            3,708,809
              Note, Global Bond,
              7.25%, 10/01/2010
   1,300,000  Unicredito Italiano Capital                             1,656,373
              Trust II, Rule 144A,
              9.20%, 10/05/2010
              (Notes B & C, p. 29)
     980,000  ING Capital Funding Trust III,                          1,222,677
              8.439%, 12/30/2010
              (Note C, p. 29)
   1,390,000  J.P. Morgan Chase & Co.,                                1,623,102
              6.75%, 02/01/2011
     905,000  Barclays Bank plc, Rule 144A,                           1,078,462
              7.375%, 12/15/2011
              (Notes B & C, p. 29)
   1,520,000  Bank of America Corp., Senior                           1,728,435
              Note, 6.25%, 04/15/2012
     460,000  M&T Bank Corp., Subordinated                              465,072
              Note, 3.85%, 04/01/2013,
              Callable 04/01/2008 @ 100
              (Note C, p. 29)
     635,000  Capital One Bank, Subordinated                            691,966
              Note, 6.50%, 06/13/2013
   2,235,000  RBS Capital Trust I,                                    2,201,962
              4.709%, 07/01/2013
              (Note C, p. 29)
     845,000  UFJ Finance Aruba AEC,                                    936,083
              6.75%, 07/15/2013
   1,075,000  Mizuho Financial Group Ltd.                             1,104,888
              (Cayman), Rule 144A,
              5.79%, 04/15/2014
              (Note B, p. 29)
     120,000  Royal Bank of Scotland Group                              124,006
              plc, Subordinated Note,
              5.00%, 10/01/2014
   1,990,000  Great Western Financial Trust                           2,356,763
              II, Series A, 8.206%, 02/01/2027,
              Callable 02/01/2007@ 104.1
     810,000  HSBC Capital Funding LP, Rule                           1,223,606
              144A, 10.176%, 06/30/2030
              (Notes B & C, p. 29)
     400,000  Barclays Bank plc, Rule 144A,                             503,442
              8.55%, 09/29/2049
              (Notes B & C, p. 29)
                                                                 ---------------
Total Banking (Cost $21,960,050)                                     23,529,257
                                                                 ---------------
================================================================================
BROADCASTING/MEDIA:                                                       1.36%
--------------------------------------------------------------------------------
     890,000  News America Holdings,                                  1,171,225
              9.25%, 02/01/2013
   1,195,000  Liberty Media Corp., Senior Note,                       1,250,294
              5.70%, 05/15/2013
   2,070,000  Time Warner Entertainment Co.,                          2,589,961
              Senior Debenture,
              8.375%, 03/15/2023
   1,225,000  AOL Time Warner Inc.,                                   1,453,630
              7.70%, 05/01/2032
   1,015,000  News America Holdings,                                  1,080,273
              6.55%, 03/15/2033
                                                                 ---------------
Total Broadcasting/Media (Cost $6,982,472)                            7,545,383
                                                                 ---------------
================================================================================
BUILDING/REAL ESTATE:                                                     0.53%
--------------------------------------------------------------------------------
     845,000  Vornado Realty Trust,                                     868,261
              4.75%, 12/01/2010
     400,000  ERP Operating LP,                                         417,046
              5.20%, 04/01/2013
     210,000  LNR Property Corp., Senior                                222,600
              Subordinated Note, Rule 144A,
              7.25%, 10/15/2013,
              Callable 10/15/2008 @ 103.62
              (Note B, p. 29)
   1,465,000  EOP Operating LP,                                       1,446,988
              4.75%, 03/15/2014
                                                                 ---------------
Total Building/Real Estate (Cost $2,918,259)                          2,954,895
                                                                 ---------------
================================================================================
CABLE:                                                                    0.41%
--------------------------------------------------------------------------------
     105,000  Insight Midwest LP, Senior                                109,987
              Note, 9.75%, 10/01/2009,
              Callable 10/01/2004 @ 104.88
     270,000  EchoStar DBS Corp., Senior                                288,225
              Note, Rule 144A,
              6.375%, 10/01/2011
              (Note B, p. 29)
     115,000  CSC Holdings Inc., Senior                                 120,175
              Subordinated Debenture,
              9.875%, 02/15/2013,
              Callable 05/01/2004 @ 103.6
   1,550,000  Comcast Corp., Class A,                                 1,729,061
              7.05%, 03/15/2033
                                                                 ---------------
Total Cable (Cost $2,124,476)                                         2,247,448
                                                                 ---------------
================================================================================
CHEMICALS:                                                                0.16%
--------------------------------------------------------------------------------
     120,000  Equistar Chemicals LP,                                    129,600
              10.125%, 09/01/2008
     150,000  Huntsman International LLC,                               165,750
              9.875%, 03/01/2009,
              Callable 03/01/2006 @ 104.94
     140,000  Resolution Performance                                    143,500
              Products, Senior Note,
              9.50%, 04/15/2010,
              Callable 04/15/2006 @ 104.75


24   Sanford C. Bernstein Fund, Inc.--2004 Annual Report

================================================================================
Principal Amount              Description                           Market Value
================================================================================
$    435,000  Equistar Chemicals LP, Senior                      $      470,888
              Note, 10.625%, 05/01/2011,
              Callable 05/01/2007 @ 105.31
                                                                 ---------------
Total Chemicals (Cost $896,883)                                         909,738
                                                                 ---------------
================================================================================
COMMUNICATIONS:                                                           1.42%
--------------------------------------------------------------------------------
   1,105,000  Telus Corp.,                                            1,257,985
              7.50%, 06/01/2007
   1,375,000  Verizon Global Funding Corp.,                           1,643,839
              7.375%, 09/01/2012
   1,450,000  Sprint Capital Corp.,                                   1,511,258
              6.875%, 11/15/2028
   1,335,000  Deutsche Telekom International                          1,756,550
              Finance BV,
              8.75%, 06/15/2030
   1,355,000  Sprint Capital Corp.,                                   1,718,785
              8.75%, 03/15/2032
                                                                 ---------------
Total Communications (Cost $7,390,198)                                7,888,417
                                                                 ---------------
================================================================================
COMMUNICATIONS-FIXED:                                                     0.22%
--------------------------------------------------------------------------------
     930,000  British Telecommunications plc,                         1,245,350
              8.875%, 12/15/2030
                                                                 ---------------
Total Communications-Fixed (Cost $1,158,550)                          1,245,350
                                                                 ---------------
================================================================================
COMMUNICATIONS-MOBILE:                                                    1.17%
--------------------------------------------------------------------------------
   1,055,000  Verizon Wireless Inc.,                                  1,137,182
              5.375%, 12/15/2006
      15,000  AT&T Wireless Services Inc.,                               17,917
              Senior Note, 7.875%, 03/01/2011
     185,000  American Cellular Corp.,                                  178,525
              Senior Note
              10.00%, 08/01/2011,
              Callable 08/01/2007 @ 105
      80,000  Triton PCS Inc.,                                           76,000
              8.75%, 11/15/2011,
              Callable 11/15/2006 @ 104.38
     560,000  Rural Cellular Corp., Rule                                575,400
              144A, 8.25%, 03/15/2012,
              Callable 03/15/08 @ 104.12
              (Note B, p. 29)
     105,000  Nextel Communications Inc.,                               112,088
              Senior Note, 6.875%, 10/31/2013,
              Callable 10/31/2008 @ 103.44
   1,290,000  America Movil S.A de C.V.,                              1,289,257
              Rule 144A, 5.50%, 03/01/2014
              (Note B, p. 29)
     445,000  Nextel Communications Inc.,                               483,938
              Senior Note,
              7.375%, 08/01/2015,
              Callable 08/01/2008 @ 103.69
     595,000  Vodafone Group plc,                                       756,707
              7.875%, 02/15/2030
   1,425,000  AT&T Wireless Services Inc.,                            1,854,933
              Senior Note, 8.75%, 03/01/2031
                                                                 ---------------
Total Communications-Mobile
(Cost $6,209,714)                                                     6,481,947
                                                                 ---------------
================================================================================
CONGLOMERATE/MISCELLANEOUS:                                               0.22%
--------------------------------------------------------------------------------
   1,160,000  Hutchison Whampoa Ltd., Rule                            1,218,566
              144A, 7.45%, 11/24/2033
              (Note B, p. 29)
                                                                 ---------------
Total Conglomerate/Miscellaneous
(Cost $1,152,727)                                                     1,218,566
                                                                 ---------------
================================================================================
CONSUMER MANUFACTURING:                                                   0.22%
--------------------------------------------------------------------------------
     540,000  Fortune Brands Inc.,                                      550,144
              2.875%, 12/01/2006
     100,000  Jostens Inc., Senior                                      113,500
              Subordinated Note Class A,
              12.75%, 05/01/2010,
              Callable 05/01/2005 @ 106.38
     560,000  Broder Brothers, Senior Note,                             562,800
              Rule 144A, 11.25%, 10/15/2010,
              Callable 10/15/2007 @ 105.62
              (Note B, p. 29)
                                                                 ---------------
Total Consumer Manufacturing (Cost $1,210,934)                        1,226,444
                                                                 ---------------
================================================================================
ELECTRONICS:                                                              0.13%
--------------------------------------------------------------------------------
     695,000  Jabil Circuit Inc., Senior Note,                          746,587
              5.875%, 07/15/2010
                                                                 ---------------
Total Electronics (Cost $690,117)                                       746,587
                                                                 ---------------
================================================================================
ENERGY:                                                                   0.84%
--------------------------------------------------------------------------------
     980,000  Conoco Funding Co.,                                     1,059,365
              5.45%, 10/15/2006
     200,000  Hilcorp Energy I LP, Senior                               223,000
              Note, Rule 144A,
              10.50%, 09/01/2010,
              Callable 09/01/2007 @ 105.25
              (Note B, p. 29)
      25,000  CITGO Petroleum Corp., Senior                              29,313
              Note, 11.375%, 02/01/2011,
              Callable 02/01/2007 @ 105.69
   1,530,000  Conoco Inc., Senior Note,                               1,788,986
              6.95%, 04/15/2029
   1,295,000  Valero Energy Corp.,                                    1,545,941
              7.50%, 04/15/2032
                                                                 ---------------
Total Energy (Cost $4,264,896)                                        4,646,605
                                                                 ---------------


                           Schedule of Investments--Taxable Bond Portfolios   25

================================================================================
Principal Amount              Description                           Market Value
================================================================================
ENTERTAINMENT/LEISURE:                                                    0.13%
--------------------------------------------------------------------------------
$    650,000  Six Flags Inc., Senior Note,                       $      693,875
              Rule 144A, 9.625%, 06/01/2014,
              Callable 06/01/2009 @ 104.81
              (Note B, p. 29)
                                                                 ---------------
Total Entertainment/Leisure (Cost $689,171)                             693,875
                                                                 ---------------
================================================================================
FINANCIAL:                                                                7.00%
--------------------------------------------------------------------------------
   1,685,000  CIT Group Inc., Senior Note,                            1,751,212
              4.125%, 02/21/2006
   1,030,000  American General Finance                                1,044,352
              Corp., Medium-Term Note Series
              H, 3.00%, 11/15/2006
     870,000  John Deere Capital Corp.,                                 923,486
              4.50%, 08/22/2007
     615,000  American General Finance                                  650,819
              Corp., Medium-Term Note Series
              H, 4.50%, 11/15/2007
     430,000  CIT Group Inc., Senior Note,                              467,823
              5.50%, 11/30/2007
   1,045,000  Countrywide Home Loans, Inc.,                           1,096,367
              Medium-Term Note, Series K,
              4.25%, 12/19/2007
   1,455,000  Household Finance Corp.,                                1,648,634
              6.50%, 11/15/2008
   3,455,000  Trac X High Yield, Rule 144A,                           3,511,144
              7.375%, 03/25/2009
              (Note B, p. 29)
  11,410,000  Trac X High Yield, Rule 144A,                          11,495,575
              8.00%, 03/25/2009
              (Note B, p. 29)
   3,030,000  Ford Motor Credit Co.,                                  3,308,860
              7.375%, 02/01/2011
   1,375,000  Countrywide Home Loans, Inc.                            1,362,800
              Medium-Term Note, Series L,
              4.00%, 03/22/2011
     645,000  Lehman Brothers Holdings Inc.,                            746,563
              6.625%, 01/18/2012
     565,000  Household Finance Corp.,                                  664,073
              7.00%, 05/15/2012
     650,000  Goldman Sachs Group Inc.,                                 651,139
              4.75%, 07/15/2013
   1,855,000  Ford Motor Credit Co.,                                  1,960,917
              7.00%, 10/01/2013
     385,000  Capital One Financial Corp.,                              411,710
              6.25%, 11/15/2013
   1,225,000  CBA Capital Trust I, Rule                               1,300,223
              144A, 5.805%, 06/30/2015
              (Note B, p. 29)
     895,000  Royal & Sun Alliance Insurance                            950,807
              Group plc,
              8.95%, 10/15/2029
     350,000  General Motors Acceptance Corp.,                          388,542
              8.00%, 11/01/2031
   2,260,000  General Electric Capital                                2,619,518
              Corp., Medium-Term Note Series
              A, 6.75%, 03/15/2032
     735,000  Morgan Stanley,                                           890,445
              7.25%, 04/01/2032
   1,035,000  Goldman Sachs Group Inc.,                               1,067,759
              6.345%, 02/15/2034
                                                                 ---------------
Total Financial (Cost $37,931,597)                                   38,912,768
                                                                 ---------------
================================================================================
FOOD/BEVERAGE:                                                            1.02%
--------------------------------------------------------------------------------
     850,000  Diageo Finance BV, Senior Note,                           866,039
              3.00%, 12/15/2006
     455,000  Swift & Co.,                                              493,675
              10.125%, 10/01/2009,
              Callable 10/01/2006 @ 105.06
   1,315,000  Delhaize America Inc.,                                  1,518,825
              8.125%, 04/15/2011
     690,000  Tyson Foods Inc., Rule 144A,                              823,796
              8.25%, 10/01/2011
              (Note B, p. 29)
     660,000  Safeway Inc., Debenture,                                  745,719
              7.25%, 02/01/2031
   1,125,000  Anheuser-Busch Cos., Inc.,                              1,205,281
              Debenture, 5.95%, 01/15/2033
                                                                 ---------------
Total Food/Beverage (Cost $5,417,473)                                 5,653,335
                                                                 ---------------
================================================================================
GAMING:                                                                   0.06%
--------------------------------------------------------------------------------
     220,000  Riviera Holdings Corp.,                                   232,375
              11.00%, 06/15/2010,
              Callable 06/15/2006 @ 105.5
      90,000  Venetian Casino Resort LLC,                               103,950
              11.00%, 06/15/2010,
              Callable 06/15/2006 @ 105.5
                                                                 ---------------
Total Gaming (Cost $323,834)                                            336,325
                                                                 ---------------
================================================================================
HEALTHCARE:                                                               0.65%
--------------------------------------------------------------------------------
     675,000  Bristol-Myers Squibb Co.,                                 715,185
              4.75%, 10/01/2006
     885,000  UnitedHealth Group Inc.,                                  899,479
              Senior Note,
              3.30%, 01/30/2008
      90,000  Concentra Operating Corp.,                                 99,450
              13.00%, 08/15/2009,
              Callable 05/01/2004 @ 113
     615,000  Alliance Imaging Inc., Senior                             616,537
              Subordinated Note,
              10.375%, 04/15/2011,
              Callable 04/15/2006 @ 105.19
     510,000  HCA Inc.,                                                 549,829
              6.75%, 07/15/2013
     685,000  Humana Inc., Senior Note,                                 744,803
              6.30%, 08/01/2018
                                                                 ---------------
Total Healthcare (Cost $3,499,670)                                    3,625,283
                                                                 ---------------


26   Sanford C. Bernstein Fund, Inc.--2004 Annual Report

================================================================================
Principal Amount              Description                           Market Value
================================================================================
HOTEL/LODGING:                                                            0.04%
--------------------------------------------------------------------------------
$    205,000  Vail Resorts Inc., Rule 144A,                      $      206,538
              6.75%, 02/15/2014,
              Callable 02/15/2009 @ 103.38
              (Note B, p. 29)
                                                                 ---------------
Total Hotel/Lodging (Cost $205,000)                                     206,538
                                                                 ---------------
================================================================================
INDUSTRIAL:                                                               0.77%
--------------------------------------------------------------------------------
     285,000  Tyco International Group SA,                              303,572
              6.375%, 02/15/2006
   1,280,000  Tyco International Group SA,                            1,360,673
              5.80%, 08/01/2006
     185,000  FastenTech Inc., Senior Note,                             208,125
              Rule 144A, 11.50%, 05/01/2011,
              Callable 05/01/2007 @ 105.75
              (Note B, p. 29)
      95,000  TriMas Corp.,                                             104,025
              9.875%, 06/15/2012,
              Callable 06/15/2007 @ 104.94
     250,000  H&E Equipment Services LLC,                               261,250
              11.125%, 06/15/2012,
              Callable 06/15/2007 @ 105.56
   1,965,000  General Electric Co.,                                   2,061,179
              5.00%, 02/01/2013
                                                                 ---------------
Total Industrial (Cost $4,133,315)                                    4,298,824
                                                                 ---------------
================================================================================
INSURANCE:                                                                1.34%
--------------------------------------------------------------------------------
     780,000  MetLife Inc.,                                             807,803
              5.00%, 11/24/2013
     735,000  Assurant Inc., Rule 144A,                                 767,061
              5.625%, 02/15/2014,
              (Note B, p. 29)
     960,000  Mangrove Bay Pass-Through                               1,002,797
              Trust, Rule 144A,
              6.102%, 07/15/2033,
              Callable 07/15/2013 @ 100
              (Notes B & C, p. 29)
     960,000  Oil Insurance Ltd.,                                       997,849
              Subordinated Debenture, Rule
              144A, 5.15%, 08/15/2033,
                            Callable 08/15/2008 @ 100
                              (Notes B & C, p. 29)
   2,010,000  Zurich Capital Trust, Rule                              2,336,046
              144A, 8.376%, 06/01/2037,
              Callable 06/01/2007 @ 104.19
              (Note B, p. 29)
   1,345,000  SAFECO Capital Trust I,                                 1,549,917
              8.072%, 07/15/2037,
              Callable 07/15/07 @ 104.04
                                                                 ---------------
Total Insurance (Cost $7,314,113)                                     7,461,473
                                                                 ---------------
================================================================================
METALS/MINING:                                                            0.04%
--------------------------------------------------------------------------------
$    225,000  AK Steel Corp.,                                    $      207,000
              7.875%, 02/15/2009,
              Callable 02/15/2004 @ 103.94
                                                                 ---------------
Total Metals/Mining (Cost $198,686)                                     207,000
                                                                 ---------------
================================================================================
PAPER/PACKAGING:                                                          0.83%
--------------------------------------------------------------------------------
     910,000  Abitibi-Consolidated Inc.,                                953,731
              8.30%, 08/01/2005
     225,000  Owens-Brockway Glass                                      244,125
              Container Inc.,
              8.875%, 02/15/2009,
              Callable 02/15/2006 @ 104.44
       5,000  International Paper Co.,                                    5,694
              6.75%, 09/01/2011
      95,000  Smurfit-Stone Container Corp.,                            104,025
              8.25%, 10/01/2012,
              Callable 10/01/2007 @ 104.12
     465,000  Sealed Air Corp., Rule 144A,                              488,263
              5.625%, 07/15/2013
              (Note B, p. 29)
     460,000  Packaging Corp. of America                                484,895
              5.75%, 08/01/2013
   1,015,000  International Paper Co.,                                1,029,775
              5.30%, 04/01/2015
   1,145,000  Weyerhaeuser Co.,                                       1,318,394
              7.375%, 03/15/2032
                                                                 ---------------
Total Paper/Packaging (Cost $4,487,982)                               4,628,902
                                                                 ---------------
================================================================================
PETROLEUM PRODUCTS:                                                       0.56%
--------------------------------------------------------------------------------
      20,000  Amerada Hess Corp.,                                        22,131
              6.65%, 08/15/2011
   1,125,000  Amerada Hess Corp.,                                     1,277,209
              7.875%, 10/01/2029
   1,720,000  Amerada Hess Corp.,                                     1,811,669
              7.125%, 03/15/2033
                                                                 ---------------
Total Petroleum Products (Cost $3,080,504)                            3,111,009
                                                                 ---------------
================================================================================
PUBLIC UTILITIES-ELECTRIC & GAS:                                          2.38%
--------------------------------------------------------------------------------
      21,135  AES Corp., Rule 144A,                                      21,769
              10.00%, 07/15/2005,
              Callable 12/15/2004 @ 100
              (Note B, p. 29)
   1,595,000  KeySpan Corp.,                                          1,734,467
              7.25%, 11/15/2005
      65,000  KeySpan Corp.,                                             70,612
              6.15%, 06/01/2006
     965,000  Yorkshire Power Finance,                                1,033,599
              6.496%, 02/25/2008
     820,000  Duke Energy Corp.,                                        840,994
              3.75%, 03/05/2008
      55,000  Southern Natural Gas Co.,                                  61,325
              8.875%, 03/15/2010,
              Callable 03/15/2007 @ 104.44


                           Schedule of Investments--Taxable Bond Portfolios   27

================================================================================
Principal Amount              Description                           Market Value
================================================================================
$    435,000  Calpine Corp., Rule 144A,                          $      402,375
              8.50%, 07/15/2010,
              Callable 07/15/2007 @ 104.25
              (Note B, p. 29)
   1,170,000  CenterPoint Energy Inc.,                                1,283,501
              Senior Note, 7.25%, 09/01/2010
     590,000  Nisource Finance Corp.,                                   714,506
              7.875%, 11/15/2010
   1,135,000  Carolina Power &  Light Co.,                            1,292,104
              6.50%, 07/15/2012
     410,000  MidAmerican Energy Holdings                               444,027
              Co., Senior Note,
              5.875%, 10/01/2012
     410,000  Public Service Co. of Colorado,                           512,202
              7.875%, 10/01/2012
      75,000  Southern Natural Gas Co.,                                  72,375
              7.35%, 02/15/2031
   3,025,000  FirstEnergy Corp., Series C,                            3,384,606
              7.375%, 11/15/2031
   1,340,000  Pacific Gas & Electric Co.,                             1,360,980
              6.05%, 03/01/2034
                                                                 ---------------
Total Public Utilities-Electric & Gas
(Cost $12,685,572)                                                   13,229,442
                                                                 ---------------
================================================================================
PUBLIC UTILITIES--TELEPHONE:                                               0.28%
--------------------------------------------------------------------------------
   1,505,000  Telecom Italia Capital Corp.,                           1,578,945
              Rule 144A, 6.375%, 11/15/2033
              (Note B, p. 29)
                                                                 ---------------
Total Public Utilities--Telephone
(Cost $1,503,003)                                                     1,578,945
                                                                 ---------------
================================================================================
PUBLISHING:                                                               0.04%
--------------------------------------------------------------------------------
      80,000  Houghton Mifflin Co., Senior                               82,700
              Note, 8.25%, 02/01/2011,
              Callable 02/01/2007 @ 104.12
     110,000  R.H. Donnelley Corp., Senior                              131,725
              Subordinated Note, Rule 144A,
              10.875%, 12/15/2012,
              Callable 12/15/2007 @ 105.44
              (Note B, p. 29)
                                                                 ---------------
Total Publishing (Cost $190,000)                                        214,425
                                                                 ---------------
================================================================================
RETAIL:                                                                   0.12%
--------------------------------------------------------------------------------
     630,000  Petro Stopping Centers LP,                                652,050
              Rule 144A, 9.00%, 02/15/2012,
              Callable 02/15/2008 @ 104.5
              (Note B, p. 29)
                                                                 ---------------
Total Retail (Cost $654,644)                                            652,050
                                                                 ---------------
================================================================================
SERVICE:                                                                  0.04%
--------------------------------------------------------------------------------
     220,000  Iron Mountain Inc.,                                       214,500
              6.625%, 01/01/2016,
              Callable 07/01/2008 @ 103.31
                                                                 ---------------
Total Service (Cost $212,424)                                           214,500
                                                                 ---------------
================================================================================
SUPERMARKET/DRUG:                                                         0.46%
--------------------------------------------------------------------------------
     135,000  Rite Aid Corp.,                                           150,525
              9.50%, 02/15/2011,
              Callable 02/15/2007 @ 104.38
     540,000  Pathmark Stores Inc.,                                     567,000
              8.75%, 02/01/2012,
              Callable 02/01/2007 @ 104.38
     185,000  Roundy's Inc., Series B,                                  204,425
              8.875%, 06/15/2012,
              Callable 06/15/2007 @ 104.44
   1,455,000  Albertson's Inc., Debenture,                            1,658,109
              7.45%, 08/01/2029
                                                                 ---------------
Total Supermarket/Drug (Cost $2,562,171)                              2,580,059
                                                                 ---------------
================================================================================
TECHNOLOGY:                                                               0.02%
--------------------------------------------------------------------------------
      75,000  ON Semiconductor Corp.,                                    93,000
              12.00%, 03/15/2010,
              Callable 03/15/2007 @ 106
                                                                 ---------------
Total Technology (Cost $71,951)                                          93,000
                                                                 ---------------
================================================================================
ASSET-BACKED SECURITIES:                                                  2.76%
--------------------------------------------------------------------------------
   1,390,000  Honda Auto Receivables Owner                            1,402,423
              Trust, Series 2003-4 Class A3,
              2.19%, 05/15/2007
     930,000  World Omni Auto Receivables                               935,524
              Trust, Series 2003-B Class A3,
              2.20%, 01/15/2008
   2,145,000  Discover Card Master Trust I,                           2,320,495
              Series 2000-9 Class A,
              6.35%, 07/15/2008
      25,000  MBNA Credit Card Master Note                               26,989
              Trust, Series 2001-A1 Class A1,
              5.75%, 10/15/2008
     245,000  Fleet Credit Card Master Trust                            263,690
              II, Series 2001-B Class A,
              5.60%, 12/15/2008
   3,220,000  DaimlerChrysler Auto Trust,                             3,263,760
              Series 2003-B Class A4,
              2.86%, 03/09/2009
   4,095,000  Citibank Credit Card Issuance                           4,140,667
              Trust, Series 2003-A3 Class A3,
              3.10%, 03/10/2010
   1,785,000  World Omni Auto Receivables                             1,807,598
              Trust, Series 2003-B Class A4,
              2.87%, 11/15/2010


28   Sanford C. Bernstein Fund, Inc.--2004 Annual Report

================================================================================
Principal Amount              Description                           Market Value
================================================================================
$  1,176,179  Countrywide Home Loans, Series                     $    1,176,920
              2003-49 Class A1,
              1.642%, 12/19/2033
              (Note C, p. 29)
                                                                 ---------------
Total Asset-Backed Securities
(Cost $15,045,256)                                                   15,338,066
                                                                 ---------------
================================================================================
COMMERCIAL MORTGAGE-BACKED SECURITIES:                                    2.65%
--------------------------------------------------------------------------------
   3,545,000  LB-UBS Commercial Mortgage                              3,598,530
              Trust, Series 2003-C5 Class A2,
              3.478%, 07/15/2027
   3,060,000  LB-UBS Commercial Mortgage                              3,547,670
              Trust, Series 2001-C2 Class A2,
              6.653%, 11/15/2027
   1,900,000  J.P. Morgan Chase Commercial                            1,649,523
              Mortgage Securities, Series
              2004-C1 Class A2,
              4.302%, 01/15/2038
   1,755,000  Banc of America Commercial                              1,791,715
              Mortgage, Inc., Series 2004-1
              Class A2, 4.037%, 11/10/2039
   2,140,000  GS Mortgage Securities Corp.                            2,189,590
              II, Series 2003-C1 Class A2A,
              3.59%, 01/10/2040
   1,905,000  Morgan Stanley Capital I,                               1,936,775
              Series 2004-T13 Class A2,
              3.94%, 09/13/2045
                                                                 ---------------
Total Commercial Mortgage-Backed Securities
(Cost $14,614,389)                                                   14,713,803
                                                                 ---------------
================================================================================
SOVEREIGN DEBT:                                                           2.47%
--------------------------------------------------------------------------------
   4,665,000  Italy (Republic of),                                    4,742,159
              2.50%, 03/31/2006
     523,609  Ukraine (Republic of),                                    586,442
              11.00%, 03/15/2007
     105,000  Ukraine (Republic of),                                    110,381
              7.65%, 06/11/2013
   3,420,000  Russian Federation,                                     3,426,413
              5.00%, 03/31/2030
   4,420,000  United Mexican States,                                  4,828,850
              7.50%, 04/08/2033
                                                                 ---------------
Total Sovereign Debt (Cost $13,225,525)                              13,694,245
                                                                 ---------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments ($694,073,477)                  126.49%        $  702,730,656
(Note D, p. 29)
--------------------------------------------------------------------------------
Cash and Other Assets, Less Liabilities           (26.49)          (147,162,905)
                                                ---------        ---------------
Net Assets (Equivalent to $15.73
per share based on 35,324,999
shares of capital stock outstanding)              100.00%        $  555,567,751
                                                =========        ===============

================================================================================

(A)   When-issued security.
(B) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2004, the aggregate market value of these securities amounted to $38,099,841 or 6.86% of net assets.
(C)   Variable rate coupon, rate shown as of March 31, 2004.
(D) At March 31, 2004, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $9,607,886 and gross unrealized depreciation of investments was $950,707, resulting in net unrealized appreciation of $8,657,179.

      Explanation of abbreviations:

      FFCB--Federal Farm Credit Bank
      FHLMC--Federal Home Loan Mortgage Corporation
      FNMA--Federal National Mortgage Association
      TBA--To Be Announced

See Notes to Financial Statements.


                           Schedule of Investments--Taxable Bond Portfolios   29

SCBMFSEMIANNTAX0304

                        Sanford C. Bernstein Fund, Inc.

--------------------------------------------------------------------------------
                                 MARCH 31, 2004
--------------------------------------------------------------------------------

Schedule of Investments
To the Semiannual Report
For the Municipal Bond
Portfolios

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Short Duration Diversified Municipal
--------------------------------------------------------------------------------
Short Duration California Municipal
--------------------------------------------------------------------------------
Short Duration New York Municipal
--------------------------------------------------------------------------------
Diversified Municipal
--------------------------------------------------------------------------------
California Municipal
--------------------------------------------------------------------------------
New York Municipal

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                 Short Duration Diversified Municipal Portfolio
                           March 31, 2004 (Unaudited)
--------------------------------------------------------------------------------
Principal Amount        Description                                Market Value*
================================================================================
TAX-EXEMPT VARIABLE-RATE DEMAND NOTES:                                   10.89%
--------------------------------------------------------------------------------
$  3,920,000  New Jersey State, Tax &                            $    3,929,330
              Revenue Anticipation Notes,
              Series A,
              2.00%, 06/25/2004
   6,630,000  Michigan Municipal Bond                                 6,655,923
              Authority Revenue, Series B-2,
              2.00%, 08/23/2004
              (Note A, p. 7)
   7,935,000  Texas State, Tax & Revenue                              7,968,565
              Anticipation Notes,
              2.00%, 08/31/2004
   3,595,000  Illinois Development Finance                            3,595,000
              Authority, Pollution Control
              Revenue, Illinois Power Project,
              1.50%, 11/01/2028
   2,500,000  Coconino County, Arizona,                               2,500,000
              Pollution Control Corp.
              Revenue, Arizona Public
              Service, Navajo Project, Series A
              1.16%, 10/01/2029
   1,000,000  Coconino County, Arizona,                               1,000,000
              Pollution Control Corp.
              Revenue, Arizona Public
              Service Co. Project,
              1.13%, 11/01/2033
   1,000,000  Michigan State Strategic Fund,                          1,000,000
              Limited Obligation Revenue,
              Henry Ford Museum Project,
              1.10%, 12/01/2033
                                                                 ---------------
Total Tax-Exempt Variable-Rate Demand Notes
(Cost $26,641,502)                                                   26,648,818
                                                                 ---------------
================================================================================
PREREFUNDED/ESCROWED:                                                    10.18%
--------------------------------------------------------------------------------
   4,400,000  Neshaminy, Pennsylvania,                                4,496,448
              School District,
              7.00%, 02/15/2014,
              Prerefunded 08/15/2004 @ 100
   2,000,000  Texas State, Public Finance                             2,047,200
              Authority, Series A,
              5.75%, 10/01/2011,
              Prerefunded 10/01/2004 @ 100
   2,500,000  Lakeland, Florida, Utilities                            2,611,825
              Tax Revenue, Series A, FGIC,
              6.00%, 10/01/2017,
              Prerefunded 10/01/2004 @ 102
   6,930,000  Pennsylvania State, Third                               7,277,678
              Series, FGIC,
              6.70%, 11/15/2010,
              Prerefunded 11/15/2004 @ 101.5
   2,200,000  Iron County School District,                            2,293,126
              Utah, MBIA,
              6.50%, 01/15/2013,
              Prerefunded 01/15/2005 @ 100
   2,500,000  Massachusetts State,                                    2,621,325
              Consolidated Loan,
              Series A, MBIA,
              5.75%, 02/01/2015,
              Prerefunded  02/01/2005 @ 101
   2,245,000  New Jersey State Turnpike                               2,398,513
              Authority Revenue,
              Series A, MBIA,
              5.50%, 01/01/2006,
              Escrowed to Maturity
   1,120,000  Daytona Beach, Florida, Water                           1,156,109
              & Sewer Revenue,
              6.75%, 11/15/2007,
              Escrowed to Maturity
                                                                 ---------------
Total Prerefunded/Escrowed (Cost $24,861,141)                        24,902,224
                                                                 ---------------
================================================================================
INSURED:                                                                 21.82%
--------------------------------------------------------------------------------
   4,040,000  Wisconsin State,                                        4,051,635
              Series C, MBIA,
              5.00%, 05/01/2004
   1,000,000  Massachusetts State Health &                            1,004,320
              Educational Facilities
              Authority, Revenue, New
              England Medical Center
              Hospital Series H, FGIC,
              5.00%, 05/15/2004
     275,000  Pennsylvania Economic                                     276,427
              Development Financing
              Authority, Northwestern Human
              Services, Series A, ACA,
              4.60%, 06/01/2004
   2,365,000  Tulsa, Oklahoma, Airports                               2,379,450
              Improvement Trust General
              Revenue, Tulsa International
              Airport, FGIC,
              5.00%, 06/01/2004
   1,165,000  Ivy Technical State College,                            1,173,330
              Indiana, Individual Student
              Fee, Series G, AMBAC,
              4.00%, 07/01/2004
   1,620,000  Florida State Correctional                              1,637,026
              Privatization Community,
              Certificates of Participation, MBIA,
              4.25%, 08/01/2004


*See Note 1, page 40 in Notes to Financial Statements.


                        Schedule of Investments -- Municipal Bond Portfolios   1

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  1,670,000  Alabama Water Pollution                            $    1,691,059
              Control Authority, AMBAC
              4.50%, 08/15/2004
   4,000,000  Seattle, Washington, Municipal                          4,113,800
              Light & Power Revenue, FSA
              6.00%, 11/01/2004
   1,115,000  Chicago, Illinois, Public                               1,154,739
              Building Commission Revenue,
              Series C, FGIC,
              5.375%, 02/01/2005
   2,000,000  Garland, Texas, Independent                             2,051,120
              School District, Refunding,
              Series A, PSF Guaranteed,
              4.00%, 02/15/2005
   1,780,000  York County, South Carolina,                            1,859,050
              Refunding, FGIC,
              5.00%, 06/01/2005
   1,335,000  Chelsea, Massachusetts,                                 1,395,449
              Refunding State Qualifying,
              AMBAC,
              5.00%, 06/15/2005
   2,000,000  Maricopa County, Arizona,                               2,021,080
              School District No. 11, Peoria
              Unified, FSA,
              2.00%, 07/01/2005
              (Note B, p. 7)
   5,665,000  Dade County, Florida, School                            5,957,314
              District, Refunding, AMBAC,
              5.20%, 07/15/2005
   6,775,000  Hawaii State, Series CB, FSA,                           7,251,621
              5.50%, 01/01/2006
   1,000,000  Goose Creek Consolidated                                1,065,700
              Independent School District,
              Texas, Series A, PSF
              Guaranteed,
              5.00%, 02/15/2006
   3,180,000  Pennsylvania State, First                               3,463,147
              Series, MBIA,
              5.00%, 01/01/2007
   1,000,000  Palm Beach County School                                1,098,980
              Board, Florida, Certificates
              of Participation, Series E, AMBAC,
              5.00%, 08/01/2007
   1,070,000  Pennsylvania State, Refunding                           1,185,282
              Second Series, FGIC,
              5.00%, 10/01/2007
   1,000,000  Massachusetts State                                     1,094,920
              Development Finance Agency,
              Resource Recovery Revenue,
              Semass Systems, Series B,
              AMT, MBIA,
              5.25%, 01/01/2008
   1,300,000  Richardson, Texas, Independent                          1,388,621
              School District, PSF Guaranteed,
              4.00%, 02/15/2008
   1,010,000  Chicago, Illinois,                                      1,036,159
              Transportation Authority
              Revenue, Series B, AMBAC,
              4.25%, 06/01/2008
   1,300,000  Essex County Improvement                                1,319,058
              Authority, New Jersey,
              Revenue, Property & Equipment
              Program, MBIA,
              6.50%, 12/01/2012
   1,440,000  Butler County, Ohio, MBIA,                              1,590,206
              5.25%, 12/01/2019
   2,110,000  Pennsylvania State Higher                               2,122,238
              Educational Facilities
              Authority Revenue, Thomas
              Jefferson University, AMBAC,
              2.20%, 07/31/2031
              (Note C, p. 7)
                                                                 ---------------
Total Insured (Cost $53,028,236)                                     53,381,731
                                                                 ---------------
================================================================================
TAX SUPPORTED:                                                           35.22%
--------------------------------------------------------------------------------
State General Obligations: 6.41%
   1,000,000  Georgia State, Series B,                                1,000,000
              6.25%, 04/01/2004
   2,500,000  Texas State, Public Finance                             2,560,800
              Authority, Series B,
              6.00%, 10/01/2004
   1,000,000  Ohio State, Higher Education                            1,032,490
              Capital Facilities, Series A,
              5.00%, 02/01/2005
   2,000,000  Maryland State & Local                                  2,076,420
              Facilities Improvement Loan,
              Capital Improvement, Series A,
              5.25%, 03/01/2005
   1,600,000  North Carolina State Public                             1,630,928
              Improvement, Series B,
              3.00%, 04/01/2005
   1,500,000  New Hampshire State, Capital                            1,576,770
              Improvement, Series A,
              4.00%, 04/15/2006
     250,000  California State,                                         268,637
              5.50%, 06/01/2006
     760,000  California State,                                         830,422
              5.00%, 02/01/2010
   4,700,000  California State, Series D-3                            4,708,648
              1.89%, 05/01/2033
              (Note C, p. 7)
                                                                 ---------------
Total State General Obligations
(Cost $15,663,753)                                                   15,685,115
                                                                 ---------------
Local General Obligations: 15.89%
   1,745,000  Hingham, Massachusetts,                                 1,745,000
              Municipal Purpose Loan,
              4.00%, 04/01/2004
   1,030,000  Knox County, Tennessee,                                 1,030,000
              Refunding,
              5.00%, 04/01/2004


2   Sanford C. Bernstein Fund, Inc. -- 2004 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  3,670,000  Mecklenburg County, North                          $    3,670,000
              Carolina, Series C,
              5.25%, 04/01/2004
   2,295,000  Jordan School District, Utah,                           2,312,649
              5.00%, 06/15/2004
   2,180,000  Seattle, Washington, Refunding                          2,198,181
              & Improvement Limited Tax,
              4.50%, 07/01/2004
   3,190,000  Seattle, Washington,                                    3,225,887
              4.50%, 08/01/2004
   3,130,000  New York City, New York,                                3,169,814
              Series G,
              5.00%, 08/01/2004
   3,090,000  Lexington-Fayette Urban County                          3,114,473
              Government, Kentucky,
              2.00%, 02/01/2005
   4,050,000  Collin County, Texas,                                   4,084,263
              Refunding Road,
              2.00%, 02/15/2005
              (Note B, p. 7)
   1,410,000  Acton & Boxborough Regional                             1,437,255
              School District, Massachusetts,
              Bond Anticipation Notes,
              3.00%, 04/01/2005
   6,850,000  Franklin, Massachusetts, Bond                           6,982,411
              Anticipation Notes,
              3.00%, 04/01/2005
   2,180,000  Newburyport, Massachusetts,                             2,222,837
              Bond Anticipation Notes,
              3.00%, 05/01/2005
   1,185,000  Fulton De Kalb, Georgia,                                1,235,635
              Hospital Authority Revenue,
              4.00%, 01/01/2006
   1,250,000  Dallas County, Texas,                                   1,383,250
              Community College District,
              Maintenance Tax Notes,
              5.00%, 02/15/2008
              (Note B, p. 7)
   1,030,000  Dove Valley, Colorado,                                  1,040,516
              2.875%, 05/01/2020
              (Note C, p. 7)
                                                                 ---------------
Total Local General Obligations
(Cost $38,743,929)                                                   38,852,171
                                                                 ---------------
Tax Lease: 2.90%
   4,500,000  Tobacco Settlement Financing                            4,707,450
              Corp., New York, Series C-1,
              5.50%, 06/01/2009
     470,000  Tobacco Settlement Financing                              489,402
              Corp., New York, Series C-1,
              5.50%, 06/01/2010
   1,800,000  Tobacco Settlement Financing                            1,900,854
              Corp., New York Tobacco Asset-
              Backed Bonds, Series A-1,
              5.25%, 06/01/2012
                                                                 ---------------
Total Tax Lease (Cost $7,108,843)                                     7,097,706
                                                                 ---------------
Special Tax: 10.02%
     350,000  Las Vegas Special Improvement                             350,553
              District No. 808-Summerlin
              Area, Nevada Local
              Improvement Bonds,
              5.20%, 06/01/2004
     520,000  South Tahoe, California, Joint                            520,146
              Powers Financing Authority,
              Bond Anticipation Notes,
              Redevelopment Project,
              Series 1-B,
              3.00%, 10/01/2004
     200,000  Reunion West Community                                    200,332
              Development District, Florida,
              Special Assessment Revenue,
              Bond Anticipation Notes,
              5.25%, 10/01/2004
     635,000  Lexington Oaks Community                                  639,902
              Development District, Florida,
              Special Assessment Revenue,
              Series B,
              5.50%, 05/01/2005
     200,000  Heritage Isles Community                                  200,734
              Development District, Florida,
              Special Assessment Revenue,
              Series A,
              5.75%, 05/01/2005
      50,000  Sampson Creek Community                                    50,529
              Development District, Florida,
              Capital Improvement Revenue,
              Series B,
              6.30%, 05/01/2005
     300,000  Vistancia Community Facilities                            301,809
              District, Arizona,
              4.00%, 07/15/2005
     485,000  North Las Vegas, Nevada,                                  488,875
              Special Improvement District
              No. 60, Aliante,
              3.50%, 12/01/2005
   2,000,000  Chicago, Illinois, Tax                                  2,098,880
              Increment, Allocation
              Subordinated Central Loop
              Redevelopment, Series A,
              6.50%, 12/01/2005
       5,000  Meadow Pointe III Community                                 5,088
              Development District, Florida,
              Capital Improvement Revenue,
              Series 2001-1,
              5.90%, 01/01/2006
     125,000  Harbour Lake Estates Community                            127,613
              Development District, Florida,
              Special Assessment,
              6.40%, 02/01/2006
     135,000  Capital Region Community                                  137,303
              Development District, Florida,
              Capital Improvement, Series B,
              5.95%, 05/01/2006


                        Schedule of Investments -- Municipal Bond Portfolios   3

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  3,275,000  Tulsa County, Oklahoma,                            $    3,436,097
              Industrial Authority Capital
              Improvements Revenue, Series B,
              4.00%, 05/15/2006
     250,000  Bella Terra Community                                     253,445
              Development District, Florida,
              Special Assessment,
              5.65%, 11/01/2006
     400,000  Dove Mountain Resort Community                            406,820
              Facilities District, Arizona,
              Assessment Lien,
              6.00%, 12/01/2006
     975,000  Village Community Development                             993,720
              District No. 5, Florida,
              Special Assessment Revenue,
              Series B,
              5.40%, 05/01/2007
     490,000  Double Branch Community                                   502,108
              Development District, Florida,
              Special Assessment, Series B-1,
              5.60%, 05/01/2007
     365,000  Vizcaya Community Development                             372,983
              District, Florida, Special Assessment,
              5.90%, 05/01/2007
     310,000  University Place Community                                317,195
              Development District, Florida,
              Special Assessment, Series B,
              6.10%, 05/01/2007
      55,000  Fishhawk Community Development                             56,814
              District, Florida, Special Assessment,
              6.65%, 05/01/2007
      55,000  Lake Powell Residential Golf                               56,667
              Community Development
              District, Florida, Special
              Assessment Revenue, Series C,
              6.70%, 05/01/2007
   4,970,000  New York City, New York,                                5,494,186
              Transitional Finance
              Authority, Future Tax Secured,
              Subseries D-1,
              5.00%, 11/01/2007
     360,000  Reunion East Community                                    369,115
              Development District, Florida,
              Special Assessment, Series B,
              5.90%, 11/01/2007
     465,000  Villasol Community Development                            474,216
              District, Florida, Special
              Assessment Revenue, Series B,
              5.375%, 05/01/2008
      70,000  Stoneybrook Community                                      71,369
              Development District, Florida,
              Capital Improvement Revenue,
              Series B,
              5.70%, 05/01/2008
     495,000  Narcoossee Community                                      507,222
              Development District, Florida,
              Special Assessment, Series B,
              5.75%, 05/01/2008
     160,000  Waterchase Community                                      162,310
              Development District, Florida,
              Capital Improvement Revenue,
              Series B,
              5.90%, 05/01/2008
     450,000  Heritage Harbour South                                    459,653
              Community Development
              District, Florida, Special
              Assessment Revenue Capital
              Improvement, Series B,
              5.40%, 11/01/2008
     335,000  Bonita Springs, Florida,                                  351,271
              Vasari Community Development
              District, Capital Improvement
              Revenue, Series B,
              6.20%, 05/01/2009
     195,000  Saddlebrook Community                                     203,311
              Development District,
              Florida, Special Assessment,
              Series B,
              6.25%, 05/01/2009
     700,000  Meadow Pointe III Community                               698,117
              Development District, Florida,
              Capital Improvements Revenue,
              Series 2004-1,
              4.80%, 11/01/2009
     245,000  Gateway Services Community                                249,336
              Development District, Florida,
              Special Assessment, Sun City
              Center, Fort Meyers Project,
              Series B,
              5.50%, 05/01/2010
     325,000  Harbor Bay Community                                      340,444
              Development District, Florida,
              Capital Improvement Revenue,
              Series B,
              6.35%, 05/01/2010
     125,000  Lakewood Ranch Community                                  130,436
              Development District No. 5,
              Florida, Special Assessment
              Revenue, Series B,
              6.00%, 05/01/2011
   2,000,000  New York City, New York,                                2,301,300
              Transitional Finance Authority
              Revenue, Future Tax Secured,
              Series A,
              5.50%, 11/01/2026
              (Note C, p. 7)


4   Sanford C. Bernstein Fund, Inc. -- 2004 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  1,050,000  New York City, New York,                           $    1,177,522
              Transitional Finance
              Authority, Tax Secured
              Refunding, Series B,
              5.25%, 02/01/2029
              (Note C, p. 7)
                                                                 ---------------
Total Special Tax (Cost $24,089,091)                                 24,507,421
                                                                 ---------------
Total Tax Supported (Cost $85,605,616)                               86,142,413
                                                                 ---------------
================================================================================
REVENUE:                                                                 24.02%
--------------------------------------------------------------------------------
Electric Revenue: 12.45%
   1,355,000  Snohomish County, Washington,                           1,380,217
              Public Utility District No.
              001 Electric Revenue,
              4.00%, 12/01/2004
   2,235,000  North Carolina Municipal Power                          2,288,707
              Agency No. 1, Catawba,
              Electric Revenue, Series A,
              5.00%, 01/01/2005
   6,465,000  Salt River Agricultural                                 6,651,903
              Improvement & Power District,
              Arizona, Electric Systems
              Revenue, Refunding Salt River
              Project, Series A,
              5.00%, 01/01/2005
   2,150,000  California Department of Water                          2,241,117
              Resources Power Supply
              Revenue, Series A,
              5.50%, 05/01/2005
   3,290,000  Long Island Power Authority,                            3,413,638
              New York, Electric Systems
              Revenue, Series B,
              5.00%, 06/01/2005
   1,665,000  South Carolina State, Public                            1,767,281
              Service Authority Revenue,
              Series D,
              5.00%, 01/01/2006
   3,745,000  California Department of Water                          4,025,538
              Resources, Power Supply
              Revenue, Series A,
              5.50%, 05/01/2006
   7,950,000  San Antonio, Texas, Electric &                          8,694,358
              Gas, Refunding,
              5.25%, 02/01/2007
                                                                 ---------------
Total Electric Revenue (Cost $30,205,891)                            30,462,759
                                                                 ---------------
Health Care Revenue: 3.97%
   1,020,000  Maricopa County Industrial                              1,025,620
              Development Authority,
              Arizona, Health Facilities
              Revenue, Catholic Healthcare
              West Project, Series A,
              4.35%, 07/01/2004
     560,000  Illinois Health Facilities                                574,577
              Authority, Revenue, Advocate
              Network Health Care,
              5.50%, 11/15/2004
   1,245,000  Colorado Health Facilities                              1,272,191
              Authority Revenue, Catholic
              Health Initiatives, Series A,
              4.00%, 03/01/2005
     715,000  Connecticut State Health &                                719,283
              Educational Facilities
              Authority, Revenue, Hospital
              for Special Care, Series B,
              5.125%, 07/01/2007
     430,000  Allegheny County Hospital                                 477,695
              Development Authority,
              Pennsylvania, Revenue, West
              Pennsylvania Health System,
              Series B,
              9.25%, 11/15/2022
   5,400,000  Jacksonville, Florida,                                  5,652,450
              Economic Development
              Commission, Healthcare
              Facilities Revenue, Series B
              4.00%, 09/01/2023
              (Note C, p. 7)
                                                                 ---------------
Total Health Care Revenue (Cost $9,592,382)                           9,721,816
                                                                 ---------------
Higher Education Revenue: 1.52%
   1,460,000  Ohio State University General                           1,506,589
              Receipts, Ohio State
              University, Series B,
              4.00%, 06/01/2005
   2,200,000  Allegheny County Industrial                             2,202,662
              Development Authority,
              Pennsylvania, Watson
              Educational Center,
              1.875%, 05/01/2031
              (Note C, p. 7)
                                                                 ---------------
Total Higher Education Revenue
(Cost $3,701,858)                                                     3,709,251
                                                                 ---------------
Tobacco Revenue: 2.13%
   1,110,000  Nassau County, New York,                                1,126,728
              Tobacco Settlement Corp.,
              Asset Backed, Series A,
              5.50%, 07/15/2013
   1,900,000  Golden State Tobacco                                    1,910,298
              Securitization Corp.,
              California Tobacco Settlement
              Revenue, Series A-1,
              5.00%, 06/01/2021
   2,205,000  Tobacco Settlement Authority,                           2,168,683
              Washington, Tobacco
              Settlement Asset Backed Bonds,
              6.50%, 06/01/2026
                                                                 ---------------
Total Tobacco Revenue (Cost $5,220,372)                               5,205,709
                                                                 ---------------


                        Schedule of Investments -- Municipal Bond Portfolios   5

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
Miscellaneous Revenue: 0.15%
$    370,000  Broad Street Community                             $      378,814
              Development Authority,
              Virginia, Revenue,
              7.125%, 06/01/2015
                                                                 ---------------
Total Miscellaneous Revenue (Cost $370,000)                             378,814
                                                                 ---------------
Industrial Development/Pollution Control
Revenue: 3.80%
   1,005,000  Richland County, South                                  1,063,411
              Carolina Environmental
              Improvement Revenue,
              International Paper Co.
              Projects, Series A,
              4.25%, 10/01/2007
     300,000  Midland County Economic                                   314,493
              Development Corp., Michigan,
              Pollution Control Revenue,
              Series A, AMT,
              6.875%, 07/23/2009
   1,175,000  Ohio State, Water Development                           1,175,846
              Authority, Pollution Control
              Facilities Revenue, Refunding,
              Series A,
              2.20%, 04/01/2024
              (Note C, p. 7)
   1,285,000  New Hampshire State, Business                           1,292,003
              Finance Authority, Pollution
              Control Revenue,
              2.05%, 07/01/2027
   1,000,000  Pope County, Arkansas, Revenue,                         1,020,780
              Refunding Entergy Inc. Project,
              5.05%, 09/01/2028
              (Note C, p. 7)
   1,215,000  Maricopa County, Arizona,                               1,215,000
              Pollution Control Revenue,
              Public Service Company, Series E,
              1.875%, 05/01/2029
              (Note C, p. 7)
   1,150,000  Matagorda County, Texas,                                1,150,966
              Navigation District No.1,
              Pollution Control Revenue,
              Refunding Central Power,
              Series A,
              2.15%, 05/01/2030
              (Note C, p. 7)
   1,030,000  Brazos River Authority, Texas,                          1,030,000
              Pollution Control Revenue, TXU
              Electric Co. Project, Series A,
              4.95%, 10/01/2030
              (Note C, p. 7)
   1,000,000  Maricopa County Industrial                              1,021,230
              Development Authority, Arizona,
              Solid Waste Disposal Revenue,
              Waste Management Inc. Project,
              4.80%, 12/01/2031
              (Note C, p. 7)
                                                                 ---------------
Total Industrial Development/Pollution
Control Revenue (Cost $9,192,955)                                     9,283,729
                                                                 ---------------
Total Revenue (Cost $58,283,458)                                     58,762,078
                                                                 ---------------
================================================================================
ASSET-BACKED SECURITIES:                                                  3.45%
--------------------------------------------------------------------------------
Housing: 3.45%
   1,520,000  Rhode Island Housing &                                  1,537,343
              Mortgage Finance Corp.,
              Homeownership Opportunity
              Notes, Series 46-B,
              2.25%, 03/15/2007
     895,000  West Virginia State Housing                               895,421
              Development Fund, Series D, AMT,
              3.25%, 11/01/2015
     530,000  Georgia State Housing &                                   533,217
              Finance Authority, Revenue,
              Single-Family Mortgage,
              Subseries C3,
              4.875%, 12/01/2015
   1,505,000  Munimae Trust, Series 2001-6,                           1,563,574
              Class A,
              4.80%, 01/14/2026
   1,530,000  Colorado Housing & Finance                              1,540,894
              Authority, Single-Family,
              Series A-2, AMT,
              7.25%, 05/01/2027
     165,000  District of Columbia Housing                              172,247
              Finance Agency, Mortgage
              Revenue, Single-Family,
              Series A, AMT,
              6.75%, 06/01/2028
   1,985,000  District of Columbia Housing                            2,183,420
              Finance Agency Mortgage
              Revenue, Single-Family,
              Series A, AMT,
              6.85%, 06/01/2031
                                                                 ---------------
Total Housing (Cost $8,398,629)                                       8,426,116
                                                                 ---------------
Total Asset-Backed Securities
(Cost $8,398,629)                                                     8,426,116
                                                                 ---------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $256,818,582)             105.58%        $  258,263,380
(Note D, p. 7)
Cash and Other Assets, Less Liabilities            (5.58)           (13,649,677)
                                                ---------        ---------------
Net Assets (Equivalent to $12.66 per
share based on 19,318,057 shares of
capital stock outstanding)                        100.00%        $  244,613,703
                                                =========        ===============


6   Sanford C. Bernstein Fund, Inc. -- 2003 Annual Report

======================================================================================
INTEREST RATE SWAPS
----------------------------------------------------------------------------------------------
Notional                           Rate                                            Unrealized
Amount          Description      Received            Rate Paid  Termination Date   Gain/(Loss)
----------------------------------------------------------------------------------------------
$ 2,000,000     BMA Interest          2.62%          Variable*     11/01/2004      $  36,804
                Rate Swap
 11,900,000     Interest             85.10% of       Variable*     02/03/2006         (7,312)
                Rate Swap        1 Month LIBOR+
  2,000,000     BMA Interest          2.31           Variable*     11/01/2006          9,415
                Rate Swap
  2,000,000     BMA Interest        Variable*          4.03        11/01/2011       (157,906)
                Rate Swap
                                                                                   ----------
Total Interest Rate Swaps                                                          $(118,999)
                                                                                   ----------

*Variable interest based on the BMA (Bond Market Association) Municipal Swap
 Index, which fluctuates weekly.

+Interest based on LIBOR (London Interbank Offered Rate).

--------------------------------------------------------------------------------
(A) Represents entire or partial position segregated as collateral for interest rate swaps.
(B)   When-issued security.
(C)   Variable rate coupon, rate shown as of March 31, 2004.
(D) At March 31, 2004, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $1,616,129 and gross unrealized depreciation of investments was $171,331, resulting in net unrealized appreciation of $1,444,798.

      Explanation of abbreviations:

      ACA--American Capital Access
      AMBAC--American Municipal Bond Assurance Corporation
      AMT--Subject to Alternative Minimum Tax
      FGIC--Financial Guaranty Insurance Company
      FSA--Financial Security Assurance, Inc.
      MBIA--Municipal Bond Investors Assurance Corporation
      PSF Guaranteed--(Texas) Permanent Schools Funds

--------------------------------------------------------------------------------
Allocation of Portfolio Net Assets at March 31, 2004:

    Alabama                                                                0.69%
    Arizona                                                                6.60
    Arkansas                                                               0.42
    California                                                             5.93
    Colorado                                                               1.58
    Connecticut                                                            0.29
    Florida                                                               10.65
    Georgia                                                                1.13
    Hawaii                                                                 2.96
    Illinois                                                               3.46
    Indiana                                                                0.48
    Kansas                                                                 0.64
    Kentucky                                                               1.27
    Maryland                                                               0.85
    Massachusetts                                                          7.56
    Michigan                                                               3.26
    Nevada                                                                 0.34
    New Hampshire                                                          1.17
    New Jersey                                                             3.13
    New York                                                               9.72
    North Carolina                                                         3.10
    Ohio                                                                   2.17
    Oklahoma                                                               2.38
    Pennsylvania                                                           8.79
    Rhode Island                                                           0.63
    South Carolina                                                         1.92
    Tennessee                                                              0.42
    Texas                                                                 13.66
    Utah                                                                   1.88
    Virginia                                                               0.16
    Washington                                                             5.35
    West Virginia                                                          0.37
    Wisconsin                                                              1.66
    District of Columbia                                                   0.96
    Cash and Other Assets, Less Liabilities                               (5.58)
                                                                         -------
    Total                                                                100.00%
                                                                         =======

See Notes to Financial Statements.


                        Schedule of Investments -- Municipal Bond Portfolios   7

--------------------------------------------------------------------------------
                        Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                  Short Duration California Municipal Portfolio
                           March 31, 2004 (Unaudited)
--------------------------------------------------------------------------------
Principal Amount        Description                                Market Value*
================================================================================
TAX-EXEMPT VARIABLE-RATE DEMAND NOTES:12.39%
$  2,410,000  California School Cash Reserve                     $    2,416,700
              Program Authority, Series A,
              2.00%, 07/06/2004
   2,200,000  Puerto Rico Commonwealth Tax &                          2,207,458
              Revenue, Anticipation Notes,
              2.00%, 07/30/2004
   3,400,000  Oregon State, Tax Anticipation                          3,425,976
              Notes,
              2.25%, 11/15/2004
   1,650,000  California State, Series A-2,                           1,650,000
              1.12%, 05/01/2033
                                                                 ---------------
Total Tax-Exempt Variable-Rate Demand Notes
(Cost $9,698,367)                                                     9,700,134
                                                                 ---------------
================================================================================
PREREFUNDED/ESCROWED:                                                     7.20%
--------------------------------------------------------------------------------
   1,000,000  Los Angeles, California,                                1,052,930
              Department of  Water & Power,
              Electric Plant Revenue,
              6.00%, 02/15/2028,
              Prerefunded 2/15/2005 @ 101
   1,240,000  Los Angeles County                                      1,301,368
              Metropolitan Transportation
              Authority, California, Sales
              Tax Revenue, Proposition C-2nd
              Series A, AMBAC,
              5.00%, 07/01/2025,
              Prerefunded 07/01/2005 @ 100
   1,000,000  San Bernardino County,                                  1,092,210
              California, Certificates of
              Participation, Medical Center
              Financing Project, Series A, MBIA,
              6.50%, 08/01/2028,
              Prerefunded 08/01/2005 @ 102
   2,000,000  California State Public Works                           2,195,260
              Board, Lease Revenue,
              Department of Corrections,
              Series A, AMBAC,
              5.75%, 01/01/2012,
              Prerefunded 01/01/2006 @ 102
                                                                 ---------------
Total Prerefunded/Escrowed (Cost $5,663,279)                          5,641,768
                                                                 ---------------
================================================================================
INSURED:                                                                 40.98%
--------------------------------------------------------------------------------
   1,000,000  Alameda Unified School                                  1,010,840
              District, California,
              Refunding, FSA,
              5.50%, 07/01/2004
   1,435,000  Lodi Unified School District,                           1,444,471
              California, MBIA,
              3.00%, 08/01/2004
   1,000,000  Long Beach Finance Authority,                           1,006,600
              California, Tax Allocation
              Revenue, North Long Beach
              Redevelopment, AMBAC,
              3.00%, 08/01/2004
   2,400,000  San Jose Unified School                                 2,415,840
              District, California, County,
              Series A, FSA,
              3.00%, 08/01/2004
   1,000,000  Chino Basin Regional Financing                          1,014,300
              Authority, California, Revenue
              Municipal Water District Sewer
              Systems Project, AMBAC,
              5.40%, 08/01/2004
     200,000  Los Angeles, California,                                  202,890
              Harbor Department Revenue,
              Crossover Refunding, Series A, AMBAC,
              5.50%, 08/01/2004
   1,000,000  Sacramento Municipal Utility                            1,007,400
              District, California, Electric
              Revenue, Refunding, Series Q, FSA,
              3.00%, 08/15/2004
   1,250,000  San Joaquin Hills                                       1,239,763
              Transportation Corridor
              Agency, California, Toll Road
              Revenue, Capital Appreciation
              Refunding, Series A, MBIA,
              0.00%, 01/15/2005
   1,050,000  Alhambra Redevelopment Agency,                          1,072,113
              California, Tax Allocation,
              Refunding Industrial
              Redevelopment Project, FSA,
              3.00%, 05/01/2005
   2,850,000  Beverly Hills Public Financing                          2,945,617
              Authority, California, Lease
              Refunding, Series A, MBIA,
              4.00%, 06/01/2005
   1,000,000  Los Angeles County                                      1,035,700
              Metropolitan Transportation
              Authority, California, Sales
              Tax Revenue, Refunding
              Proposition C-2nd Senior,
              Series A, MBIA,
              4.00%, 07/01/2005
   2,450,000  Los Angeles, Community College                          2,510,588
              District, California,
              Refunding, Series A, FSA,
              3.00%, 08/01/2005
   1,250,000  Los Angeles, California,                                1,282,500
              Series A, MBIA,
              3.00%, 09/01/2005

*See Note 1, page 40 in Notes to Financial Statements.


8   Sanford C. Bernstein Fund, Inc. -- 2004 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  1,070,000  San Francisco City & County,                       $    1,148,570
              California, Airports
              Commission, California
              International Airport,
              Refunding, 2nd Series-27A, MBIA,
              5.50%, 05/01/2006
   1,000,000  California Department of                                1,064,520
              Transportation Revenue,
              Federal Highway Grant,
              Anticipation Bonds, Series A, AMBAC,
              4.00%, 02/01/2007
   1,295,000  California Department of Water                          1,427,932
              Resources, Power Supply
              Revenue, Series A, MBIA,
              5.25%, 05/01/2007
   1,000,000  Fontana Public Financing                                1,086,860
              Authority, California, Tax
              Allocation Revenue, North
              Fontana Redevelopment Project,
              Series A, FSA,
              5.25%, 09/01/2020
   1,000,000  San Jose Unified School                                 1,057,080
              District, California, Series A, FSA,
              5.00%, 08/01/2021
   1,460,000  Northern California Power                               1,535,716
              Agency, Public Power Revenue,
              Hydroelectric Project No. 1,
              Series A, MBIA,
              5.125%, 07/01/2023
   1,300,000  Fremont, California,                                    1,309,906
              Certificates of Participation,
              Refinancing Project, AMBAC,
              1.70%, 08/01/2025
              (Note A, p. 12)
   2,170,000  Long Beach, California, Harbor                          2,176,792
              Revenue, Series A, MBIA,
              4.00%, 05/15/2027
              (Note A, p. 12)
   1,500,000  Rancho Water District                                   1,509,420
              Financing Authority,
              California, Revenue,
              Refunding, Series A, FGIC,
              3.00%, 08/01/2029
              (Note A, p. 12)
   1,500,000  Santa Clara Valley,                                     1,588,725
              Transportation Authority,
              California, Sales Tax Revenue,
              Measure A, AMBAC,
              4.00%, 04/01/2036
              (Note A, p. 12)
                                                                 ---------------
Total Insured (Cost $31,826,351)                                     32,094,143
                                                                 ---------------
================================================================================
TAX SUPPORTED:                                                           20.09%
--------------------------------------------------------------------------------
State General Obligations: 6.34%
   2,055,000  California State,                                       2,162,477
              4.75%, 03/01/2006
   1,020,000  California State,                                       1,096,041
              5.50%, 06/01/2006
     125,000  California State,                                         126,646
              5.00%, 11/01/2022
   1,575,000  California State, Series D-3,                           1,577,898
              1.89%, 05/01/2033
              (Note A, p. 12)
                                                                 ---------------
Total State General Obligations
(Cost $4,940,968)                                                     4,963,062
                                                                 ---------------
Local General Obligations: 8.49%
   2,490,000  Los Angeles Unified School                              2,496,449
              District, California, Tax &
              Revenue, Anticipation Notes, Series A,
              2.00%, 07/01/2004
   1,000,000  Fremont-Newark Community                                1,006,500
              College District, California, Series A,
              3.00%, 08/01/2004
   1,030,000  New York City, New York,                                1,043,102
              Series G,
              5.00%, 08/01/2004
   2,065,000  Franklin, Massachusetts, Bond                           2,104,916
              Anticipation Notes,
              3.00%, 04/01/2005
                                                                 ---------------
Total Local General Obligations
(Cost $6,633,220)                                                     6,650,967
                                                                 ---------------
Tax Lease: 0.14%
     105,000  Puerto Rico Urban Renewal &                               105,342
              Housing Corp.,
              7.875%, 10/01/2004
                                                                 ---------------
Total Tax Lease (Cost $105,244)                                         105,342
                                                                 ---------------
Special Tax: 5.12%
     100,000  Chula Vista Community                                     100,163
              Facilities District,
              California, Special Tax No.
              06-1 Eastlake Woods Area Series A,
              2.40%, 09/01/2004
     190,000  Salinas Public Financing                                  191,068
              Authority, California,
              Revenue, Refunding Assessment
              Districts Refinancing
              Subordinated B,
              4.00%, 09/02/2004
     200,000  South Tahoe, Joint Powers                                 200,056
              Financing Authority,
              California, Bond Anticipation
              Notes, Redevelopment Project 1-B,
              3.00%, 10/01/2004


                        Schedule of Investments -- Municipal Bond Portfolios   9

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$    200,000  Reunion West Community                             $      200,332
              Development District, Florida,
              Special Assessment Revenue,
              Bond Anticipation Notes,
              5.25%, 10/01/2004
   1,800,000  Puerto Rico Commonwealth                                1,875,636
              Highways & Transportation,
              Refunding, Series F,
              5.00%, 07/01/2005
     100,000  Chula Vista Community                                     101,254
              Facilities District,
              California, Special Tax No.
              06-1 Eastlake Woods Area, Series A,
              2.90%, 09/01/2005
     200,000  Riverside, California,                                    200,136
              Improvement Bond Act 1915,
              Canyon Springs Assessment,
              2.00%, 09/02/2005
     190,000  North Las Vegas, Nevada,                                  191,518
              Special Improvement District
              No. 60 Aliante,
              3.50%, 12/01/2005
     190,000  Fishhawk Community Development                            193,026
              District No. 2, Florida,
              Special Assessment Revenue, Series B,
              5.00%, 11/01/2007
     200,000  Vizcaya Community Development                             202,320
              District, Florida, Special
              Assessment, Series B,
              5.40%, 11/01/2007
     200,000  Village Community Development                             201,972
              District No. 5, Florida,
              Special Assessment Revenue, Series B,
              5.00%, 05/01/2008
     185,000  Villasol Community Development                            188,667
              District, Florida, Special
              Assessment Revenue, Series B,
              5.375%, 05/01/2008
     160,000  Gateway Services Community                                162,832
              Development District, Florida,
              Special Assessment, Sun City
              Center, Fort Myers Project, Series B,
              5.50%, 05/01/2010
                                                                 ---------------
Total Special Tax (Cost $3,977,695)                                   4,008,980
                                                                 ---------------
Total Tax Supported (Cost $15,657,127)                               15,728,351
                                                                 ---------------
================================================================================
REVENUE:                                                                 15.04%
--------------------------------------------------------------------------------
Electric Revenue: 3.17%
   1,075,000  California Department of Water                          1,120,558
              Resources, Power Supply
              Revenue, Series A,
              5.50%, 05/01/2005
   1,270,000  California Department of Water                          1,365,136
              Resources, Power Supply
              Revenue, Series A,
              5.50%, 05/01/2006
                                                                 ---------------
Total Electric Revenue (Cost $2,441,400)                              2,485,694
                                                                 ---------------
Health Care Revenue: 1.44%
     360,000  Maricopa County Industrial                                361,984
              Development Authority,
              Arizona, Health Facilities
              Revenue, Catholic Healthcare
              West Project, Series A,
              4.35%, 07/01/2004
     135,000  Association of Bay Area                                   136,972
              Governments Finance Authority
              for Nonprofit Corp.,
              California, Revenue, San Diego
              Hospital Associates, Series A,
              6.00%, 08/15/2004
     610,000  California Statewide                                      625,622
              Communities Development
              Authority Revenue, Kaiser
              Permanente, Series C,
              3.70%, 11/01/2029
              (Note A, p. 12)
                                                                 ---------------
Total Health Care Revenue (Cost $1,107,332)                           1,124,578
                                                                 ---------------
Higher Education Revenue: 1.34%
   1,045,000  CSUCI Financing Authority,                              1,051,897
              Revenue, California Rental Housing,
              3.375%, 08/01/2031
              (Note A, p. 12)
                                                                 ---------------
Total Higher Education Revenue
(Cost $1,045,564)                                                     1,051,897
                                                                 ---------------
Tobacco Revenue: 2.13%
     685,000  California County Tobacco                                 677,801
              Securitization Agency, Alameda
              County Tobacco Settlement
              Asset-Backed Bonds,
              4.75%, 06/01/2019
     490,000  Tobacco Securitization                                    490,666
              Authority of Northern
              California Settlement Revenue,
              Asset-Backed Bonds, Series B,
              Sacramento County Tobacco
              Securitization Corp.,
              4.375%, 06/01/2021
     500,000  Golden State Tobacco                                      502,710
              Securitization Corp.,
              California Tobacco Settlement
              Revenue Series A-1,
              5.00%, 06/01/2021
                                                                 ---------------
Total Tobacco Revenue (Cost $1,642,879)                               1,671,177
                                                                 ---------------


10   Sanford C. Bernstein Fund, Inc. -- 2004 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
Miscellaneous Revenue: 2.59%
$    190,000  Meadow Pointe III Community                        $      193,393
              Development District, Florida,
              Capital Improvement Revenue,
              Series B,
              5.25%, 11/01/2007
   1,500,000  Los Angeles County                                      1,701,150
              Metropolitan Transportation
              Authority, California, Sales
              Tax Revenue, Refunding
              Proposal A First Tier Senior,
              Series A, FSA,
              5.00%, 07/01/2011
              (Note B, p. 12)
     130,000  Broad Street Community                                    133,097
              Development Authority,
              Virginia, Revenue,
              7.125%, 06/01/2015
                                                                 ---------------
Total Miscellaneous Revenue (Cost $1,970,592)                         2,027,640
                                                                 ---------------
Industrial Development/Pollution Control
Revenue: 4.37%
     785,000  California Pollution Control                              783,972
              Financing Authority, Pollution
              Control Revenue, Southern
              California Edison Series C,
              2.00%, 03/01/2008
              (Note A, p. 12)
     380,000  Louisa Industrial Development                             409,123
              Authority, Virginia, Pollution
              Control Revenue, Virginia
              Electric & Power Co.,
              5.25%, 12/01/2008
              (Note A, p. 12)
     400,000  Ohio Water Development                                    400,288
              Authority, Pollution Control
              Facilities Revenue, Refunding Series A,
              2.20%, 04/01/2024
              (Note A, p. 12)
     320,000  Pope County, Arkansas, Revenue                            326,650
              Refunding, Entergy Arkansas,
              Inc. Project, 5.05%, 09/01/2028 (Note A, p. 12)
     390,000  Maricopa County Pollution                                 390,000
              Control Corp., Arizona,
              Pollution Control Revenue,
              Arizona Public Service Co., Series F,
              1.875%, 05/01/2029
              (Note A, p. 12)
     450,000  Matagorda County Navigation                               450,378
              District No. 1, Texas,
              Pollution Control Revenue
              Refunding, Central Power &
              Light Co., Series B,
              2.35%, 05/01/2030
              (Note A, p. 12)
     400,000  Maricopa County Industrial                                408,492
              Development Authority,
              Arizona, Solid Waste Disposal
              Revenue, Waste Management,
              Inc., Project,
              4.80%, 12/01/2031
              (Note A, p. 12)
     250,000  California Pollution Control                              250,257
              Financing Authority, Solid
              Waste Disposal Revenue,
              Republic Services Inc., Project,
              2.00%, 12/01/2033
              (Note A, p. 12)
                                                                 ---------------
Total Industrial Development/Pollution
Control Revenue (Cost $3,379,095)                                     3,419,160
                                                                 ---------------
Total Revenue (Cost $11,586,862)                                     11,780,146
                                                                 ---------------
================================================================================
ASSET-BACKED SECURITIES:                                                  3.75%
--------------------------------------------------------------------------------
Housing: 3.75%
     550,000  East Bay Delta Housing &                                  569,206
              Finance Agency, California,
              Lease Revenue, Passthrough
              Lease Purchase, MBIA,
              4.25%, 06/01/2005
     850,000  California Rural Home Mortgage                            902,522
              Finance Authority,
              Single-Family Mortgage
              Revenue, Mortgage-Backed
              Securities Program, Series A,
              GNMA/FNMA,
              6.55%, 06/01/2030
              (Note A, p. 12)
   1,460,000  California Statewide                                    1,464,628
              Communities Development
              Authority, Multifamily Housing
              Revenue, Fountains Seacliff
              Apartments, Series Y,
              2.10%, 10/15/2035
              (Note A, p. 12)
                                                                 ---------------
Total Housing (Cost $2,912,684)                                       2,936,356
                                                                 ---------------
Total Asset-Backed Securities (Cost $2,912,684)                       2,936,356
                                                                 ---------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments
(Cost $77,344,670)                                 99.45%        $   77,880,898
(Note C, p. 12)
Cash and Other Assets, Less Liabilities             0.55                430,993
                                                ---------        --------------
Net Assets (Equivalent to $12.66
per share based on 6,187,121
shares of capital stock outstanding)              100.00%        $   78,311,891
                                                =========        ===============


                        Schedule of Investments -- Municipal Bond Portfolios  11

======================================================================================
INTEREST RATE SWAPS
--------------------------------------------------------------------------------------
Notional                           Rate                                            Unrealized
Amount          Description      Received            Rate Paid  Termination Date      Loss
----------------------------------------------------------------------------------------------
$4,000,000      BMA Interest         85.10% of       Variable*     02/03/2006      $  (2,458)
                Rate Swap        1 Month LIBOR+
                                                                                   ----------
Total Interest Rate Swap                                                           $  (2,458)
                                                                                   ==========

*Variable interest based on the BMA (Bond Market Association) Municipal Swap
 Index, which fluctuates weekly.

+Interest based on LIBOR (London Interbank Offered Rate).

--------------------------------------------------------------------------------
(A)   Variable rate coupon, rate shown as of March 31, 2004.
(B) Represents entire or partial position segregated as collateral for interest rate swaps.
(C) At March 31, 2004, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $565,472 and gross unrealized depreciation of investments was $29,244, resulting in net unrealized appreciation of $536,228.

      Explanation of abbreviations:

      AMBAC--American Municipal Bond Assurance Corporation
      FGIC--Financial Guaranty Insurance Company
      FNMA--Federal National Mortgage Association
      FSA--Financial Security Assurance, Inc.
      GNMA--Government National Mortgage Association
      MBIA--Municipal Bond Investors Assurance Corporation

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                   Short Duration New York Municipal Portfolio
                           March 31, 2004 (Unaudited)
--------------------------------------------------------------------------------
Principal Amount        Description                                Market Value*
================================================================================
SHORT-TERM NOTES:                                                         5.05%
--------------------------------------------------------------------------------
$  3,500,000  Syracuse, New York, Revenue                        $    3,506,300
              Anticipation Notes, Series C,
              1.75%, 06/30/2004
   1,335,000  Syracuse, New York, Revenue                             1,337,403
              Anticipation Notes, Series D,
              1.75%, 06/30/2004
   1,270,000  Buffalo, New York, Revenue                              1,277,341
              Anticipation Notes, Series A,
              2.75%, 07/29/2004
                                                                 ---------------
 Total Short-Term Notes (Cost $6,120,415)                             6,121,044
                                                                 ---------------
================================================================================
TAX-EXEMPT VARIABLE-RATE DEMAND BONDS/NOTES:                              0.66%
--------------------------------------------------------------------------------
     800,000  New York City, New York,                                  800,000
              Series 1994, Subseries E5,
              1.11%, 08/01/2016
                                                                 ---------------
Total Tax-Exempt Variable-Rate Demand
Bonds/Notes (Cost $800,000)                                             800,000
                                                                 ---------------
================================================================================
PREREFUNDED/ESCROWED:                                                    11.07%
--------------------------------------------------------------------------------
   2,730,000  New York City, New York,                                2,817,660
              Series A,
              6.25%, 08/01/2009,
              Prerefunded 08/01/2004 @ 101.50
   1,000,000  New York State Medical Care                             1,069,690
              Facilities Finance Agency, New
              York, Hospital Revenue FHA
              Insured Series A, AMBAC,
              6.80%, 08/15/2024,
              Prerefunded 02/15/2005 @ 102
   1,000,000  New York State Medical Care                             1,070,120
              Facilities Finance Agency,
              Brookdale Hospital Medical
              Center, Series A,
              6.85%, 02/15/2017,
              Prerefunded 02/15/2005 @ 102

*See Note 1, page 40 in Notes to Financial Statements.


12  Sanford C. Bernstein Fund, Inc. -- 2004 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  1,250,000  New York State Local                               $    1,336,488
              Government Assistance Corp.,
              Series A, AMBAC,
              6.00%, 04/01/2024,
              Prerefunded 04/01/2005 @ 102
   2,545,000  New York City Municipal Water                           2,718,009
              Finance Authority, New York,
              Water & Sewer System Revenue,
              5.875%, 06/15/2025,
              Prerefunded 06/15/2005 @ 101
   1,000,000  New York City Transitional                              1,083,150
              Finance Authority, Fiscal
              2003, Series C,
              5.00%, 08/01/2006,
              Economically Defeased to Maturity
   1,390,000  New York State Urban                                    1,633,639
              Development Corp.,
              Correctional Facilities
              Service Contract, Series D, FSA,
              5.75%, 01/01/2015,
              Prerefunded 01/01/2011 @ 100
     585,000  New York State Environmental                              691,704
              Facilities Corp., State Water
              Revolving Fund, New York City
              Municipal Water Refunding, Series A,
              5.75%, 06/15/2011,
              Escrowed to Maturity
   1,000,000  New York City, New York,                                1,010,170
              Series B, AMBAC,
              8.25%, 06/01/2017,
              Escrowed to Maturity
                                                                 ---------------
Total Prerefunded/Escrowed (Cost $13,236,546)                        13,430,630
                                                                 ---------------
================================================================================
INSURED:                                                                 26.42%
--------------------------------------------------------------------------------
   1,115,000  Suffolk County, New York,                               1,115,000
              Refunding, Public Improvement,
              Series A, MBIA,
              3.00%, 04/01/2004
   1,000,000  Long Island Power Authority,                            1,000,000
              New York, Electric Systems, MBIA,
              5.00%, 04/01/2004
   1,100,000  New York State Local                                    1,100,000
              Government Assistance Corp.,
              Refunding, Series A, AMBAC,
              5.50%, 04/01/2004
   1,000,000  Clarence Central School                                 1,001,980
              District, New York, FSA,
              2.75%, 05/15/2004
   1,240,000  Trumansburg Central School                              1,243,993
              District, New York, FGIC,
              2.625%, 06/15/2004
   1,000,000  Fayetteville-Manlius Central                            1,003,460
              School District, New York, FGIC,
              2.75%, 06/15/2004
   1,900,000  North Syracuse Central School                           1,907,486
              District, New York, FSA,
              3.00%, 06/15/2004
   3,000,000  New York State Dormitory                                3,036,930
              Authority, Revenue, MBIA,
              3.50%, 10/01/2004
   2,000,000  Rochester, New York, Series B, FGIC,                    2,034,900
              3.00%, 02/15/2005
   1,275,000  New York City Health &                                  1,308,150
              Hospital Corp., Health System
              Revenue, Series A, AMBAC,
              4.00%, 02/15/2005
   1,380,000  Erie County, New York,                                  1,407,572
              Industrial Development Agency,
              School Facilities Revenue,
              City of Buffalo Project, FSA,
              3.00%, 05/01/2005
   1,225,000  Trumansburg Central School                              1,252,232
              District, New York, FGIC,
              3.00%, 06/15/2005
   1,450,000  Newark Central School                                   1,486,525
              District, New York, FGIC,
              3.25%, 06/15/2005
   1,000,000  New York State Dormitory                                1,063,470
              Authority, Mental Health
              Services Facilities Revenue,
              Series E, AMBAC,
              6.00%, 08/15/2005
   1,000,000  Suffolk County, New York,                               1,046,420
              Industry Development Agency,
              Southwest Sewer System
              Revenue, XLCA,
              4.00%, 02/01/2006
   3,380,000  Port Authority of New York &                            3,535,413
              New Jersey, Consolidated 98th
              Series, MBIA,
              6.00%, 08/01/2009
   1,500,000  New York State Thruway                                  1,703,985
              Authority, Highway & Bridge
              Trust Fund, Series 2002C, MBIA,
              5.25%, 04/01/2010
   1,260,000  MTA, New York Transit                                   1,423,800
              Authority, Certificates of
              Participation, Series A, AMBAC,
              5.625%, 01/01/2013
   1,160,000  New York State Thruway                                  1,267,938
              Authority, Highway & Bridge
              Trust Fund, Series B, MBIA,
              5.25%, 04/01/2017
   1,060,000  Florida State, Department of                            1,139,055
              Environmental Protection
              Preservation Revenue, Florida
              Forever Project, Series C, AMBAC,
              5.00%, 07/01/2020
   1,830,000  MTA, New York, FGIC,                                    1,963,846
              5.25%, 11/15/2022
                                                                 ---------------
Total Insured (Cost $31,739,368)                                     32,042,155
                                                                 ---------------


                        Schedule of Investments -- Municipal Bond Portfolios  13

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
TAX SUPPORTED:                                                           30.24%
--------------------------------------------------------------------------------
Local General Obligation: 5.75%
$  1,500,000  New York City, New York, Series G,                 $    1,519,080
              5.00%, 08/01/2004
   1,000,000  New York City, New York,                                1,013,520
              Series B,
              5.25%, 08/01/2004
   1,660,000  Suffolk County, New York, Tax                           1,667,254
              Anticipation Notes,
              2.00%, 09/08/2004
   1,000,000  New York City, New York,                                1,060,170
              Series A,
              6.00%, 08/01/2005
   1,610,000  New York City, New York,                                1,723,570
              Series G,
              5.00%, 08/01/2006
                                                                 ---------------
Total Local General Obligation (Cost $6,950,017)                      6,983,594
                                                                 ---------------
Tax Lease: 9.36%
   1,240,000  New York State Housing Finance                          1,244,067
              Agency Revenue, Health
              Facilities New York City Series A,
              5.875%, 05/01/2004
     105,000  Puerto Rico Commonwealth,                                 105,342
              Urban Renewal & Housing Corp.,
              7.875%, 10/01/2004
   2,000,000  MTA, State Service Contract,                            2,042,540
              4.00%, 01/01/2005
   1,000,000  New York State Dormitory                                1,032,620
              Authority, Mental Health
              Services Facilities, Series C-1,
              5.00%, 02/15/2005
   1,565,000  New York State Thruway                                  1,633,594
              Authority, State Service Contract,
              5.60%, 04/01/2005
   4,000,000  Tobacco Settlement Financing                            4,184,400
              Corp., New York, Series C-1,
              5.50%, 06/01/2009
   1,000,000  New York State Dormitory                                1,108,940
              Authority, Westchester County
              Court Facilities, AMBAC Surety,
              5.25%, 08/01/2013
                                                                 ---------------
Total Tax Lease (Cost $11,226,523)                                   11,351,503
                                                                 ---------------
Special Tax: 15.13%
   2,125,000  Municipal Assistance Corp.,                             2,147,928
              New York, Series G,
              5.50%, 07/01/2004
   2,960,000  Municipal Assistance Corp.,                             2,995,461
              New York, Series J,
              6.00%, 07/01/2004
              (Note A, p. 16)
     300,000  South Tahoe, California, Joint                            300,084
              Powers Financing Authority,
              Bond Anticipation Notes,
              Redevelopment Project 1-B,
              3.00%, 10/01/2004
     300,000  Reunion West Community                                    300,498
              Development District, Florida,
              Special Assessment Revenue,
              Bond Anticipation Notes,
              5.25%, 10/01/2004
   1,525,000  New York City Transitional                              1,550,849
              Finance Authority, Series
              2003, Subseries 3A,
              4.00%, 11/01/2004
   2,400,000  Municipal Assistance Corp.,                             2,541,816
              New York, Series E,
              6.00%, 07/01/2005
   3,355,000  New York City Transitional                              3,494,434
              Finance Authority, Future Tax
              Secured, Subseries D-1,
              4.00%, 11/01/2005
     290,000  North Las Vegas, Local                                    292,317
              Improvement Special District
              No. 60, Nevada,
              3.50%, 12/01/2005
   1,745,000  Puerto Rico Commonwealth,                               1,867,342
              Highway & Transportation
              Authority, Highway Revenue, Series AA,
              5.00%, 07/01/2006
     285,000  Fishhawk Community Development                            289,540
              District No. 2, Florida,
              Special Assessment Revenue, Series B,
              5.00%, 11/01/2007
     285,000  Meadow Pointe III Community                               290,090
              Development District, Florida,
              Capital Improvement, Series B,
              5.25%, 11/01/2007
     300,000  Vizcaya Community Development                             303,480
              District, Florida, Special
              Assessment, Series B,
              5.40%, 11/01/2007
     300,000  Village Community Development                             302,958
              District No. 5, Florida,
              Special Assessment Revenue, Series B,
              5.00%, 05/01/2008
     280,000  Villasol Community Development                            285,550
              District, Florida, Special
              Assessment Revenue, Series B,
              5.375%, 05/01/2008
     235,000  Gateway Services Community                                239,159
              Development District, Florida,
              Special Sun City Center Fort
              Meyers Project B,
              5.50%, 05/01/2010
   1,000,000  New York City Transitional                              1,150,650
              Finance Authority, Future Tax
              Secured Refunding, Series A,
              5.50%, 11/01/2026
              (Note B, p. 16)
                                                                 ---------------
Total Special Tax (Cost $18,204,255)                                 18,352,156
                                                                 ---------------
Total Tax Supported (Cost $36,380,795)                               36,687,253
                                                                 ---------------


14  Sanford C. Bernstein Fund, Inc. -- 2003 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
REVENUE:                                                                 26.21%
--------------------------------------------------------------------------------
Electric Revenue: 11.41%
$  1,645,000  New York State Power                               $    1,708,579
              Authority, Series 1998A,
              5.50%, 02/15/2005
   1,805,000  California Department of Water                          1,881,496
              Resources, Power Supply
              Revenue, Series A,
              5.50%, 05/01/2005
   1,035,000  Long Island Power Authority,                            1,068,006
              New York, Electric Systems
              Revenue, Series A,
              4.50%, 06/01/2005
   1,000,000  Long Island Power Authority,                            1,037,580
              New York, Electric Systems
              Revenue, Series B,
              5.00%, 06/01/2005
   1,325,000  California Department of Water                          1,424,256
              Resources, Power Supply
              Revenue, Series A,
              5.50%, 05/01/2006
   4,720,000  New York State Power                                    4,720,189
              Authority, Revenue & General Purpose,
              0.95%, 03/01/2016
              (Note B, p. 16)
   2,000,000  New York State Power                                    1,999,680
              Authority, Revenue & General Purpose,
              0.95%, 03/01/2020
              (Note B, p. 16)
                                                                 ---------------
Total Electric Revenue (Cost $13,767,283)                            13,839,786
                                                                 ---------------
Health Care Revenue: 0.98%
   1,165,000  New York State Dormitory                                1,189,535
              Authority, Kateri Residence Revenue,
              3.00%, 07/01/2005
                                                                 ---------------
Total Health Care Revenue (Cost $1,180,428)                           1,189,535
                                                                 ---------------
Tobacco Revenue: 1.58%
     280,000  Tobacco Settlement Financing                              276,828
              Corp., New Jersey,
              4.375%, 06/01/2019
     625,000  Northern Tobacco                                          626,837
              Securitization Corp., Alaska,
              6.20%, 06/01/2022
   1,090,000  Tobacco Settlement Financing                            1,014,038
              Corp., New Jersey,
              5.75%, 06/01/2032
                                                                 ---------------
Total Tobacco Revenue (Cost $1,728,481)                               1,917,703
                                                                 ---------------
Toll/Transit Revenue: 4.70%
   2,100,000  New York State Thruway                                  2,135,049
              Authority, General Revenue,
              Bond Anticipation Notes, Series A,
              2.25%, 10/06/2005
   3,475,000  MTA, New York, Revenue, Series B,                       3,560,450
              3.00%, 11/15/2005
                                                                 ---------------
Total Toll/Transit Revenue (Cost $5,664,101)                          5,695,499
                                                                 ---------------
Water/Sewer Revenue: 4.04%
   1,590,000  New York State Environmental                            1,593,196
              Facilities Corp., Clean Water
              & Drinking, Series B,
              2.00%, 06/15/2004
   1,000,000  New York State Environmental                            1,004,910
              Facilities Corp., Clean Water
              & Drinking, New York City
              Municipal Water Finance Authority,
              3.50%, 06/15/2004
   1,815,000  New York State Environmental                            1,820,209
              Facilities Corp., Clean Water
              & Drinking,
              2.00%, 07/15/2004
      75,000  New York State Environmental                               75,311
              Facilities Corp., Pollution
              Control Revenue, Series 1990C,
              7.20%, 03/15/2011
      90,000  New York State Environmental                              105,714
              Facilities Corp., New York
              City Municipal Water Finance
              Authority, Refunding, Series A,
              5.75%, 06/15/2011
     300,000  New York State Environmental                              301,710
              Facilities Corp., Pollution
              Control Revenue, New York City
              Municipal Water Finance
              Authority, Series 90-A,
              7.50%, 06/15/2012
                                                                 ---------------
Total Water/Sewer Revenue (Cost $4,896,815)                           4,901,050
                                                                 ---------------
Miscellaneous Revenue: 0.17%
     200,000  Broad Street Community                                    204,764
              Development Authority, Virginia,
              7.125%, 06/01/2015
                                                                 ---------------
Total Miscellaneous Revenue (Cost $200,000)                             204,764
                                                                 ---------------
Industrial Development/Pollution Control
Revenue: 3.33%
     295,000  Louisa Industrial Development                             317,609
              Authority, Virginia, Pollution
              Control Revenue, Virginia
              Electric & Power Co.,
              5.25%, 12/01/2008
              (Note B, p. 16)
     700,000  New York State Environmental                              701,232
              Facilities Corp., Solid Waste
              Disposal Revenue Waste
              Management Project, Series A,
              4.00%, 05/01/2012
              (Note B, p. 16)


                        Schedule of Investments -- Municipal Bond Portfolios  15

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$    600,000  Ohio State, Water Development                      $      600,432
              Authority, Pollution Control
              Facilities Revenue, Toledo, Series A,
              2.20%, 04/01/2024
              (Note B, below)
     570,000  Pope County, Arkansas, Entergy                            581,845
              Arkansas, Inc., Project
              5.05%, 09/01/2028
              (Note B, below)
     600,000  Maricopa County, Arizona,                                 600,000
              Pollution Control Revenue,
              Arizona, Public Service Co.,
              Project Series D,
              1.75%, 05/01/2029
              (Note B, below)
     625,000  Matagorda County, Navigation                              625,525
              District No. 1, Texas,
              Pollution Control Revenue,
              Central Power & Light Co., Series B,
              2.35%, 05/01/2030
              (Note B, below)
     620,000  Farmington, New Mexico,                                   618,202
              Pollution Control Revenue,
              Public Service, San Juan
              Project, Series B,
              2.10%, 04/01/2033
              (Notes B & C, below)
                                                                 ---------------
Total Industrial Development/Pollution
Control Revenue (Cost $4,013,002)                                     4,044,845
                                                                 ---------------
Total Revenue (Cost $31,450,110)                                     31,793,182
                                                                 ---------------
================================================================================
ASSET-BACKED SECURITIES:                                                  0.27%
--------------------------------------------------------------------------------
Housing: 0.27%
$    320,000  East Rochester Housing                             $      329,158
              Authority, New York, Revenue,
              Refunding GNMA North Park
              Nursing Home,
              3.70%, 10/20/2006
                                                                 ---------------
Total Housing (Cost $320,000)                                           329,158
                                                                 ---------------
Total Asset-Backed Securities (Cost $320,000)                           329,158
                                                                 ---------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments
(Cost $120,047,234)                                99.92%        $  121,203,422
(Note D, below)
Cash and Other Assets, Less Liabilities             0.08                 99,480
                                                ---------        ---------------
Net Assets (Equivalent to $12.53
per share based on 9,679,032
shares of capital stock outstanding)              100.00%        $  121,302,902
                                                =========        ===============

--------------------------------------------------------------------------------
(A) Represents entire or partial position segregated as collateral for interest rate swaps.
(B)   Variable rate coupon, rate shown as of March 31, 2004.
(C)   When-issued security.
(D) At March 31, 2004, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $1,302,137 and gross unrealized depreciation of investments was $145,949, resulting in net unrealized appreciation of $1,156,188.

      Explanation of abbreviations:

      AMBAC--American Municipal Bond Assurance Corporation
      FGIC--Financial Guaranty Insurance Company
      FHA--Federal Housing Administration
      FSA--Financial Security Assurance, Inc.
      GNMA--Government National Mortgage Association
      MBIA--Municipal Bond Investors Assurance Corporation
      MTA--Metropolitan Transportation Authority
      XLCA--XL Capital Assurance, Inc.

See Notes to Financial Statements.


======================================================================================
INTEREST RATE SWAPS
--------------------------------------------------------------------------------------

Notional                           Rate                                            Unrealized
Amount          Description      Received            Rate Paid  Termination Date   Gain/(Loss)
----------------------------------------------------------------------------------------------
$1,000,000      BMA Interest          2.62%          Variable*     11/01/2004      $  18,402
                Rate Swap
 6,400,000      Interest            85.10% of        Variable*     02/03/2006         (3,932)
                Rate Swap        1 Month LIBOR+
 1,000,000      BMA Interest          2.31           Variable*     11/01/2006          4,707
                Rate Swap
 1,000,000      BMA Interest        Variable*            4.03%     11/01/2011        (78,953)
                Rate Swap
                                                                                   ----------
Total Interest Rate Swaps                                                          $ (59,776)
                                                                                   ----------

*Variable interest based on the BMA (Bond Market Association) Municipal Swap
 Index, which fluctuates weekly.

+Interest based on LIBOR (London Interbank Offered Rate).


16  Sanford C. Bernstein Fund, Inc. -- 2003 Annual Report

--------------------------------------------------------------------------------
                        Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                         Diversified Municipal Portfolio
                           March 31, 2004 (Unaudited)
--------------------------------------------------------------------------------
Principal Amount        Description                                Market Value*
================================================================================
TAX-EXEMPT VARIABLE-RATE DEMAND NOTES:1.54%
$ 37,710,000  Texas State Tax & Revenue                          $   37,869,513
              Anticipation Notes,
              2.00%, 08/31/2004
              (Note A, p. 40)
   1,300,000  King George County, Virginia,                           1,300,000
              Industrial Development
              Authority Exempt Facility
              Revenue, Birchwood Power
              Partners, Series A,
              1.15%, 04/01/2026
   1,400,000  Port Bellingham, Washington,                            1,400,000
              Industrial Development Corp.,
              Environmental Facilities, West
              Coast Products LLC,
              1.15%, 03/01/2038
                                                                 ---------------
Total Tax-Exempt Variable-Rate Demand Notes
(Cost $40,545,169)                                                   40,569,513
                                                                 ---------------
================================================================================
PREREFUNDED/ESCROWED:                                                     6.82%
--------------------------------------------------------------------------------
   8,150,000  District of Columbia, Series B,                         8,377,140
              6.00%, 06/01/2007,
              Prerefunded 06/01/2004 @ 102
     700,000  Metropolitan Pier & Exposition                            720,475
              Authority, Illinois, Dedicated
              State Tax Revenue, McCormick
              Place, Series A,
              5.70%, 06/15/2005,
              Prerefunded 06/15/2004 @ 102
   1,525,000  Cumberland County,                                      1,609,043
              Pennsylvania, Municipal
              Authority Revenue, 1st
              Mortgage Carlisle Hospital & Health,
              6.80%, 11/15/2023,
              Prerefunded 11/15/2004 @ 102
   2,330,000  Fulton County Building                                  2,461,272
              Authority, Georgia, Series A,
              8.75%, 01/01/2005,
              Escrowed to Maturity
   1,445,000  New York City, New York,                                1,512,698
              Series D,
              6.50%, 02/15/2005,
              Escrowed to Maturity
   1,400,000  Massachusetts Consolidated                              1,499,918
              Loans, Series A, MBIA,
              5.00%, 01/01/2008,
              Prerefunded 01/01/2006 @ 101
   4,950,000  Ohio State, Turnpike                                    5,431,189
              Commission, Turnpike Revenue Series A,
              5.70%, 02/15/2013,
              Prerefunded 02/15/2006 @ 102
   1,530,000  New York City, Series I,                                1,683,199
              5.875%, 03/15/2013,
              Prerefunded 03/15/2006 @ 101.5
   1,035,000  Massachusetts State                                     1,134,815
              Consolidated Loans, Series B, FGIC,
              5.50%, 06/01/2012,
              Prerefunded 06/01/2006 @ 101
   2,145,000  Nebraska Public Power District                          2,186,034
              Revenue, Power Supply Systems,
              Series C,
              4.75%, 01/01/2007,
              Escrowed to Maturity
   4,775,000  Chicago, Illinois, Emergency                            5,257,084
              Telephone System, FGIC,
              5.50%, 01/01/2007,
              Escrowed to Maturity
   1,780,000  Jefferson County, Alabama,                              1,956,362
              Sewer Revenue, Refunding
              Warrants, Series A, FGIC,
              5.375%, 02/01/2027,
              Prefunded 02/01/2007 @ 100
   2,030,000  MTA, New York Commuter                                  2,306,628
              Facilities Revenue, Series C-1, FGIC,
              6.00%, 07/01/2007,
              Escrowed to Maturity
   1,000,000  Illinois Educational                                    1,133,380
              Facilities Authority Revenue,
              Loyola University, Chicago, Series A,
              7.00%, 07/01/2007,
              Escrowed to Maturity
   1,000,000  Cook County, Illinois, MBIA,                            1,100,630
              7.25%, 11/01/2007,
              Escrowed to Maturity
      10,000  Connecticut State,                                         11,280
              5.50%, 12/01/2007,
              Escrowed to Maturity
   1,265,000  Intermountain Power Agency,                             1,491,815
              Utah, Power Supply Revenue,
              Series A, AMBAC,
              6.50%, 07/01/2008,
              Escrowed to Maturity
   2,785,000  Massachusetts Consolidated                              3,157,410
              Loan, Series C,
              5.25%, 08/01/2011,
              Prerefunded 08/01/2008 @ 101
  11,895,000  Jefferson County, Alabama,                             13,372,002
              Sewer Revenue, Capital
              Improvement Warrants, Series A, FGIC,
              5.00%, 02/01/2033,
              Prerefunded 02/01/2009 @ 101

*See Note 1, page 40 in Notes to Financial Statements.


                        Schedule of Investments -- Municipal Bond Portfolios  17

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  1,000,000  Jefferson County, Alabama,                         $    1,163,050
              Sewer Revenue, Series A,
              5.75%, 02/01/2038,
              Prerefunded 02/01/2009 @ 101
   3,495,000  Ohio State Public Facilities                            3,652,240
              Commission, Higher Education
              Capital Facilities, Series A, AMBAC,
              5.25%, 05/01/2009,
              Escrowed to Maturity
     175,000  District of Columbia,                                     201,154
              Prerefunded 2001 Series B, FSA,
              5.50%, 06/01/2009,
              Escrowed to Maturity
   1,130,000  Michigan Municipal Bond                                 1,326,281
              Authority Revenue, Clean Water
              Revolving Fund,
              5.625%, 10/01/2011,
              Prerefunded 10/01/2009 @ 101
   3,745,000  Michigan Municipal Bond                                 4,419,437
              Authority Revenue, Clean Water
              Revolving Fund,
              5.75%, 10/01/2014,
              Prerefunded 10/01/2009 @ 101
     235,000  Palm Beach County Solid Waste                             278,264
              Authority, Florida, Revenue,
              Series A, AMBAC,
              6.00%, 10/01/2009,
              Escrowed to Maturity
   1,145,000  Montgomery County, Ohio,                                1,297,171
              Hospital Revenue, Grandview
              Hospital & Medical Center,
              5.40%, 12/01/2009,
              Escrowed to Maturity
   2,100,000  Montgomery County, Ohio,                                2,386,419
              Hospital Revenue, Grandview
              Hospital & Medical Center,
              5.50%, 12/01/2010,
              Prerefunded 12/01/2009 @ 100
   1,000,000  Montgomery County, Ohio,                                1,139,890
              Hospital Revenue, Grandview
              Hospital & Medical Center,
              5.60%, 12/01/2011,
              Prerefunded 12/01/2009 @ 100
   3,475,000  Detroit, Michigan, Water                                4,093,654
              Supply Systems Revenue, Senior
              Lien Series A, FGIC,
              5.875%, 07/01/2022,
              Prerefunded 01/01/2010 @ 101
   2,815,000  Detroit, Michigan, Sewage                               3,334,762
              Disposal Revenue, Series A,
              6.00%, 07/01/2029,
              Prerefunded 01/01/2010 @ 101
   3,000,000  Colorado Department of                                  3,570,030
              Transportation, Transportation
              Revenue, AMBAC,
              6.00%, 06/15/2015,
              Prerefunded 06/15/2010 @ 100.5
   2,790,000  Massachusetts Consolidated                              3,262,626
              Loan, Series C,
              5.75%, 10/01/2014,
              Prerefunded 10/01/2010 @ 100
   2,390,000  Illinois State, First Series,                           2,828,063
              MBIA,
              5.75%, 12/01/2013,
              Prerefunded 12/01/2010 @ 100
  11,870,000  Massachusetts Consolidated                             13,723,500
              Loan, Series C,
              5.375%, 12/01/2018,
              Prerefunded 12/01/2011 @ 100
   7,725,000  Jefferson County, Alabama,                              8,637,786
              Sewer Revenue, Capital
              Improvement Warrants, FGIC,
              5.00%, 02/01/2041,
              Prerefunded 08/01/2012 @ 100
  21,000,000  Jefferson County, Alabama,                             23,670,570
              Sewer Revenue, Capital
              Improvement Warrants, FGIC,
              5.125%, 02/01/2042,
              Prerefunded 08/01/2012 @ 100
   2,465,000  Massachusetts State,                                    2,822,869
              Consolidated Loan, Series D, MBIA,
              5.375%, 08/01/2022,
              Prerefunded 08/01/2012 @ 100
     110,000  Massachusetts State,                                      125,970
              Consolidated Loan, Series D,
              5.375%, 08/01/2022,
              Prerefunded 08/01/2012 @ 100
   2,755,000  Tarrant County Health                                   3,090,421
              Facilities Development Corp.,
              Texas, Harris Methodist Health
              System, Series A,
              5.125%, 09/01/2012,
              Escrowed to Maturity
   1,075,000  Anchorage, Alaska, School                               1,280,164
              Improvement, Series B, FGIC,
              5.875%, 12/01/2012,
              Escrowed to Maturity
   4,100,000  North Carolina Municipal Power                          4,713,524
              Agency No. 1, Catawba Electric
              Revenue,
              5.50%, 01/01/2013,
              Escrowed to Maturity
   2,045,000  Retama Development Corp.,                               2,963,103
              Texas, Special Facilities
              Revenue, Retama Racetrack,
              8.75%, 12/15/2013,
              Escrowed to Maturity
     150,000  Florida State Board of                                    209,072
              Education, Capital Outlay,
              9.125%, 06/01/2014,
              Escrowed to Maturity


18   Sanford C. Bernstein Fund, Inc. -- 2004 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$    950,000  Massachusetts State, Water                         $    1,092,937
              Pollution Abatement, Series B,
              5.25%, 08/01/2014,
              Escrowed to Maturity
   2,690,000  MTA, New York Dedicated Tax                             3,060,816
              Fund, Series A, FGIC,
              5.00%, 04/01/2023,
              Prerefunded 10/01/2015 @ 100
   3,860,000  Retama Development Corp.,                               5,680,723
              Texas, Special Facilities
              Revenue, Retama Racetrack,
              8.75%, 12/15/2015,
              Escrowed to Maturity
   1,125,000  Retama Development Corp.,                               1,673,933
              Texas, Special Facilities
              Revenue, Retama Racetrack,
              8.75%, 12/15/2018,
              Escrowed to Maturity
   1,000,000  Bell County Health Facilities                           1,264,550
              Development Corp., Texas,
              Lutheran General Healthcare System,
              6.50%, 07/01/2019,
              Escrowed to Maturity
   4,940,000  Rhode Island Depositors                                 5,878,946
              Economic Protection Corp.,
              Series A, FSA,
              5.75%, 08/01/2019,
              Escrowed to Maturity
   1,500,000  Rhode Island Depositors                                 1,715,700
              Economic Protection Corp.,
              Series A, FSA,
              5.50%, 08/01/2020,
              Escrowed to Maturity
   1,685,000  North Carolina Eastern                                  2,042,540
              Municipal Power Agency, Power
              System Revenue, Series A,
              6.00%, 01/01/2026,
              Prerefunded 01/01/2022 @ 100
   5,780,000  Rhode Island Depositors                                 7,289,505
              Economic Protection Corp.,
              Series A,
              6.375%, 08/01/2022,
              Escrowed to Maturity
                                                                 ---------------
Total Prerefunded/Escrowed (Cost $165,354,714)                      180,292,044
                                                                 ---------------
================================================================================
INFLATION ADJUSTED:                                                       0.94%
--------------------------------------------------------------------------------
   1,900,000  Orlando, Florida, Waste Water                           1,917,385
              System Revenue, Series A,
              Variable Rate CPI Bond,
              2.604%, 10/01/2004
              (Note B, p. 40)
   2,050,000  Orlando, Florida, Waste Water                           2,095,982
              System Revenue, Series A,
              Variable Rate CPI Bond,
              2.624%, 10/01/2005
              (Note B, p. 40)
   2,165,000  Orlando, Florida, Waste Water                           2,227,785
              System Revenue, Series A,
              Variable Rate CPI Bond,
              2.644%, 10/01/2006
              (Note B, p. 40)
   1,790,000  Orlando, Florida, Waste Water                           1,839,422
              System Revenue, Series A,
              Variable Rate CPI Bond,
              2.664%, 10/01/2007
              (Note B, p. 40)
   5,995,000  Orlando, Florida Waste Water                            6,160,522
              System Revenue Series A,
              Variable Rate CPI Bond,
              Mandatory Put 10/01/2015,
              2.664%, 10/01/2015
              (Note B, p. 40)
   5,705,000  Illinois Development Finance                            5,799,646
              Authority, Adventist Health
              System Series B, Variable Rate
              CPI Bond, MBIA,
              3.34%, 01/01/2019
              (Note B, p. 40)
   4,750,000  Delaware Valley Regional                                4,924,752
              Finance Authority,
              Pennsylvania Local Government
              Revenue Series A, Variable
              Rate CPI Bond, AMBAC,
              Mandatory Put 07/01/2007,
              2.97%, 07/01/2027
              (Note B, p. 40)
                                                                 ---------------
Total Inflation Adjusted (Cost $23,785,278)                          24,965,494
                                                                 ---------------
================================================================================
INSURED:                                                                 41.78%
--------------------------------------------------------------------------------
   3,590,000  Kansas City, Missouri,                                  3,590,000
              Passenger Facility Charge
              Revenue, AMBAC,
              5.00%, 04/01/2004
   3,190,000  Illinois State, MBIA,                                   3,190,000
              5.50%, 04/01/2004
     810,000  Pennsylvania Economic                                     814,204
              Development Financing
              Authority, Northwestern Human
              Services Series A, ACA,
              4.60%, 06/01/2004
   1,000,000  District of Columbia,                                   1,006,510
              Series B-3, MBIA,
              5.20%, 06/01/2004
   1,000,000  Port of Portland, Oregon,                               1,007,970
              Airport Revenue, AMT Refunding
              International Airport 15B, FGIC,
              4.50%, 07/01/2004
   1,780,000  Louisville & Jefferson County                           1,795,664
              Regional Airport Authority,
              Kentucky, Airport Systems
              Revenue, Series A, FSA,
              5.00%, 07/01/2004


                        Schedule of Investments -- Municipal Bond Portfolios  19

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  1,265,000  Rhode Island State Economic                        $    1,277,815
              Development Corp., Providence
              Place Mall, Senior Note
              Obligation, Asset Guaranty, Radian,
              5.45%, 07/01/2004
   2,750,000  Maricopa County Unified School                          2,781,240
              District No. 69, Arizona,
              Paradise Valley Project of
              1999 Series A, MBIA,
              5.75%, 07/01/2004
   4,030,000  Regional Transportation                                 4,075,579
              Authority, Illinois, MBIA,
              5.75%, 07/01/2004
   2,000,000  Kentucky State Property &                               2,025,700
              Buildings Commission Refunding
              Project No. 69, Series C, FSA,
              5.00%, 08/01/2004
   4,250,000  Duval County School District,                           4,320,210
              Florida Refunding, AMBAC,
              6.125%, 08/01/2004
              (Note B, p. 40)
   1,945,000  Pittsburgh School District,                             1,980,321
              Pennsylvania, Series A, AMBAC,
              5.50%, 09/01/2004
   2,430,000  Tampa, Florida, Utility Tax &                           2,489,341
              Special Revenue Refunding,
              AMBAC,
              6.00%, 10/01/2004
   2,440,000  New Jersey State Turnpike                               2,516,299
              Authority Revenue, Series A,
              MBIA,
              5.25%, 01/01/2005
   3,275,000  New Jersey State Turnpike                               3,374,200
              Authority, Turnpike Revenue,
              Series A, MBIA,
              5.25%, 01/01/2005
   8,870,000  New York City, New York,                                9,290,261
              Series E, AMBAC,
              6.50%, 02/15/2005
   1,250,000  Minneapolis, Minnesota,                                 1,295,375
              Healthcare System Revenue,
              Fairview Health Services,
              Series B, MBIA,
              4.50%, 05/15/2005
     800,000  Metropolitan Pier & Exposition                            823,064
              Authority, Illinois, Dedicated
              State Tax Revenue, McCormick
              Place Series A, MBIA,
              5.70%, 06/15/2005
   1,875,000  Washington State Public Power                           1,983,150
              Supply System Revenue, Nuclear
              Project No. 1, Series A, AMBAC,
              6.00%, 07/01/2005
   2,395,000  Hawaii State, Airports Systems                          2,531,611
              Revenue Series B, FGIC,
              6.125%, 07/01/2005
   1,640,000  New York State Dormitory                                1,741,303
              Authority Revenue, City
              University System
              Consolidated, Series C, AMBAC,
              6.25%, 07/01/2005
   2,745,000  Orangeburg, South Carolina,                             2,869,129
              Projects Corporation, Capital
              Projects Sales & Use Tax
              Revenue, MBIA,
              4.50%, 10/01/2005
   2,000,000  Chicago, Illinois, Refunding,                           2,106,460
              Series A, AMBAC,
              4.50%, 01/01/2006
   2,500,000  Hawaii State, Series CA, FSA,                           2,675,875
              5.50%, 01/01/2006
   1,000,000  Allegheny County, Pennsylvania,                         1,067,650
              Airport Revenue, Pittsburgh
              International Airport Series
              A-1, MBIA, AMT,
              5.75%, 01/01/2006
   1,200,000  Williamson County, Texas, FSA,                          1,278,840
              5.00%, 02/15/2006
   2,385,000  Johnston County, North                                  2,503,010
              Carolina, Public Improvement, FSA,
              4.00%, 03/01/2006
   1,000,000  Utah State Board of Regents,                            1,073,800
              Student Loan Revenue, Series J,
              AMBAC, AMT,
              6.00%, 05/01/2006
   1,895,000  Minneapolis, Minnesota,                                 2,004,133
              Healthcare System Revenue,
              Fairview Health Services,
              Series B, MBIA,
              4.50%, 05/15/2006
   9,000,000  Michigan State Comprehensive                            9,644,220
              Transportation Revenue,
              Refunding, Series A, FSA,
              5.00%, 05/15/2006
   1,970,000  Clark County, Nevada, Bond                              2,113,928
              Bank, MBIA,
              5.00%, 06/01/2006
   1,340,000  Arlington, Texas, Waterworks &                          1,463,200
              Sewer Revenue, AMBAC,
              6.00%, 06/01/2006
  12,780,000  Clark County School District,                          13,730,321
              Nevada, Series C, MBIA,
              5.00%, 06/15/2006
   6,520,000  Delaware Transportation                                 6,923,653
              Authority, Transportation
              System Revenue Refunding, FSA,
              4.375%, 07/01/2006
   2,095,000  Virginia Port Authority                                 2,290,066
              Facilities Revenue, MBIA, AMT,
              6.00%, 07/01/2006


20   Sanford C. Bernstein Fund, Inc. -- 2004 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  2,200,000  Clark County Public Utility                        $    2,414,038
              District No. 1, Washington,
              Electric Revenue, AMBAC,
              5.50%, 01/01/2007
   4,485,000  Cleveland, Ohio, Waterworks                             4,933,994
              Revenue, Series G, MBIA,
              5.50%, 01/01/2007
   6,110,000  Chicago, Illinois, O'Hare                               6,742,507
              International Airport Revenue,
              Second Lien-Series A, AMBAC,
              6.00%, 01/01/2007
   5,015,000  Massachusetts State Refunding,                          5,521,766
              Series A, MBIA,
              5.50%, 02/01/2007
  18,510,000  New Jersey State Transit Corp.                         20,394,133
              Capital Grant Anticipation
              Notes, Series B, AMBAC,
              5.75%, 02/01/2007
   2,725,000  Garland, Texas, Independent                             2,892,179
              School District, Refunding
              Series A, PSF-Guaranteed,
              4.00%, 02/15/2007
   1,000,000  Williamson County, Texas,                               1,089,120
              Limited Tax Notes, Series B, FSA,
              5.00%, 02/15/2007
   1,965,000  Waco Independent School                                 2,153,758
              District, Texas, Refunding,
              PSF Guaranteed,
              5.25%, 02/15/2007
   1,000,000  Prince George's County,                                 1,121,130
              Maryland, Consolidated Public
              Improvement, Series A, MBIA,
              6.00%, 03/15/2007
   5,140,000  New York State Thruway                                  5,610,259
              Authority, Highway & Bridge
              Trust Fund, Series B, AMBAC,
              5.00%, 04/01/2007
   2,375,000  New Jersey Economic                                     2,631,191
              Development Authority Revenue
              Transportation Project
              Sublease, Series A, FSA,
              5.50%, 05/01/2007
   2,000,000  Walled Lake Consolidated                                2,244,200
              School District, Michigan, MBIA,
              6.00%, 05/01/2007
   1,000,000  Massachusetts State Health &                            1,093,520
              Educational Facilities
              Authority Revenue, New England
              Medical Center Hospital,
              Series H, FGIC,
              5.00%, 05/15/2007
   1,000,000  Michigan State Comprehensive                            1,095,110
              Transportation Revenue,
              Series B, FSA,
              5.00%, 05/15/2007
   1,715,000  Northeast Hospital Authority,                           1,908,555
              Texas Northeast Medical Center
              Hospital Revenue, FSA,
              5.75%, 05/15/2007
   9,885,000  District of Columbia                                   10,966,419
              Refunding, Series B-1, AMBAC,
              5.50%, 06/01/2007
   2,500,000  New Jersey State Certificates                           2,760,775
              of Participation, Refunding,
              Series A, FSA,
              5.25%, 06/15/2007
   2,525,000  Philadelphia, Pennsylvania,                             2,851,028
              Airport Revenue Series A, FGIC,
              6.00%, 06/15/2007
   1,200,000  Philadelphia, Pennsylvania,                             1,341,060
              Airport Revenue Series B,
              FGIC, AMT,
              6.00%, 06/15/2007
   9,600,000  Wisconsin State Transportation                         10,533,408
              Revenue, Series A, MBIA,
              5.00%, 07/01/2007
   1,065,000  Oklahoma City, Oklahoma,                                1,173,194
              Airport Trust Junior Lien-27th
              Series-Series B, FSA,
              5.50%, 07/01/2007
   1,105,000  Delaware Transportation                                 1,253,335
              Authority System Revenue, AMBAC,
              6.00%, 07/01/2007
   2,775,000  Washington State Public Power                           3,092,682
              Supply System Revenue, Nuclear
              Project No.1 Series A, AMBAC,
              6.00%, 07/01/2007
   5,775,000  Washoe County School District,                          6,340,777
              Nevada, Refunding, FSA,
              5.00%, 08/01/2007
   6,075,000  Hawaii State, Series CV, FGIC,                          6,792,396
              5.50%, 08/01/2007
   2,635,000  Orangeburg, South Carolina,                             2,888,276
              Projects Corporation, Capital
              Projects Sales & Use Tax
              Revenue, MBIA,
              4.75%, 10/01/2007
   3,100,000  South Carolina Transportation                           3,424,012
              Infrastructure Revenue,
              Series A, AMBAC,
              5.00%, 10/01/2007
   3,420,000  Denver City & County,                                   3,730,878
              Colorado, Airport Revenue
              Series C, AMT, MBIA,
              5.375%, 11/15/2007
   2,115,000  Connecticut State Resource                              2,390,711
              Recovery Authority,
              Mid-Connecticut System,
              Series A, MBIA,
              5.75%, 11/15/2007


                        Schedule of Investments -- Municipal Bond Portfolios  21

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  1,000,000  Palm Beach, Florida, Beach                         $    1,103,350
              Restoration Project, Series A, FSA,
              5.00%, 01/01/2008
   1,000,000  District of Columbia                                    1,102,430
              Certificates of Participation, AMBAC,
              5.25%, 01/01/2008
   2,270,000  Clark County Public Utility                             2,535,635
              District No. 1, Washington,
              Electric Revenue, AMBAC,
              5.50%, 01/01/2008
   1,465,000  Sangamon County School                                  1,595,927
              District No. 186, Illinois, FGIC,
              5.55%, 01/01/2008
   1,000,000  Berkley City School District,                           1,168,590
              Michigan, FGIC,
              7.00%, 01/01/2008
   5,330,000  Hawaii State Refunding,                                 5,935,115
              Series CY, FSA,
              5.25%, 02/01/2008
  19,620,000  Massachusetts State Refunding,                         22,026,393
              Series A, MBIA,
              5.50%, 02/01/2008
   2,000,000  Garland, Texas, Independent                             2,136,340
              School District, Refunding
              Series A, PSF Guaranteed,
              4.00%, 02/15/2008
   5,320,000  Cypress-Fairbanks Independent                           6,025,804
              School District, Texas, PSF
              Guaranteed,
              5.75%, 02/15/2008
   1,000,000  Memphis-Shelby County Airport                           1,129,600
              Authority, Tennessee, Revenue,
              Series A, MBIA, AMT,
              6.00%, 02/15/2008
   7,500,000  Houston, Texas, Refunding                               8,296,500
              Public Improvement,
              Series A, FSA,
              5.00%, 03/01/2008
   1,000,000  New Jersey Environmental                                1,106,990
              Infrastructure Trust,
              Wastewater Treatment, AMBAC,
              5.00%, 03/01/2008
   1,875,000  Port of Port Arthur Navigation                          2,140,219
              District, Texas, AMBAC,
              6.00%, 03/01/2008
   1,320,000  Connecticut State,                                      1,464,698
              Series G, MBIA,
              5.00%, 03/15/2008
   4,440,000  New York State Thruway                                  4,908,687
              Authority Highway & Bridge
              Trust Fund, Second General
              Series B, FSA,
              5.00%, 04/01/2008
   4,035,000  Ohio State Building Authority,                          4,469,085
              Workers Compensation
              Facilities Series A, FGIC,
              5.00%, 04/01/2008
   2,920,000  Lower Colorado River                                    3,231,155
              Authority, Texas, Revenue, AMBAC,
              5.00%, 05/15/2008
              (Note C, p. 40)
   1,000,000  Massachusetts State Health &                            1,108,630
              Educational Facilities
              Authority Revenue, New England
              Medical Center Hospital,
              Series H, FGIC,
              5.00%, 05/15/2008
   8,400,000  District of Columbia,                                   9,473,436
              Refunding, Series B-1, AMBAC,
              5.50%, 06/01/2008
  16,285,000  Texas State Public Finance                             18,053,714
              Authority Revenue,
              Unemployment Compensation
              Assessment, Series A, FSA,
              5.00%, 06/15/2008
   1,095,000  Haverhill, Massachusetts,                               1,237,207
              FGIC,
              6.00%, 06/15/2008
   1,000,000  Ivy Tech State College,                                 1,110,560
              Indiana, Student Fee,
              Series G, AMBAC,
              5.00%, 07/01/2008
   1,925,000  Wayne County Community                                  2,140,292
              College, Michigan, Community
              College Improvement, FGIC,
              5.00%, 07/01/2008
   6,100,000  Anchorage, Alaska, Refunding,                           6,840,967
              Series B, MBIA,
              5.25%, 07/01/2008
     735,000  Intermountain Power Agency,                               856,701
              Utah, Power Supply Revenue,
              Series A, AMBAC,
              6.50%, 07/01/2008
   3,295,000  Trinity River Authority,                                3,682,558
              Texas, Regional Wastewater
              Systems Revenue, MBIA,
              5.25%, 08/01/2008
   2,000,000  New York City, New York,                                2,304,500
              Series D, FGIC,
              6.00%, 08/01/2008
   8,405,000  Westmoreland County,                                    9,333,921
              Pennsylvania, Municipal
              Authority, Municipal Service
              Revenue, FGIC,
              5.00%, 08/15/2008
   5,430,000  Ohio State Building Authority,                          6,116,895
              State Facilities
              Administration Building Fund,
              Refunding Project B, FSA,
              5.25%, 10/01/2008
   3,820,000  New York State Dormitory                                4,335,012
              Authority, School Districts
              Revenue Financing Series E, MBIA,
              5.50%, 10/01/2008


22   Sanford C. Bernstein Fund, Inc. -- 2004 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  4,140,000  Metropolitan Washington                            $    4,308,374
              Airport Authority, Virginia,
              Revenue, Series A, MBIA, AMT,
              5.80%, 10/01/2008
   1,265,000  Emerald Peoples Utility                                 1,536,431
              District, Oregon, FGIC,
              7.35%, 11/01/2008
   2,750,000  Indianapolis, Indiana,                                  3,175,425
              Resource Recovery Revenue,
              Ogden Martin System, Inc.
              Project, AMBAC,
              6.75%, 12/01/2008
  11,960,000  New Jersey State                                       13,532,501
              Transportation Trust Fund
              Authority, Series C, AMBAC,
              5.25%, 12/15/2008
   3,215,000  Washington State, Refunding                             3,508,079
              Motor Vehicle Fuel Tax, MBIA,
              4.50%, 01/01/2009
  10,655,000  Washington State, Refunding,                           11,626,310
              FGIC,
              4.50%, 01/01/2009
  19,700,000  Pennsylvania State, First                              22,055,726
              Series, MBIA,
              5.00%, 01/01/2009
   5,000,000  Clark County Public Utility                             5,608,300
              District No. 1, Washington,
              Electric Revenue, AMBAC,
              5.25%, 01/01/2009
   4,310,000  Allegheny County,                                       4,787,462
              Pennsylvania, Airport Revenue,
              Pittsburgh International
              Airport, Series A-1, MBIA, AMT,
              5.75%, 01/01/2009
   1,675,000  Chicago, Illinois, O'Hare                               1,913,554
              International Airport Revenue,
              Second Lien-Series C, MBIA,
              5.75%, 01/01/2009
   2,070,000  North Carolina Eastern                                  2,338,044
              Municipal Power Agency, Power
              System Revenue, Series B, ACA,
              6.125%, 01/01/2009
   1,300,000  Illinois State, Refunding,                              1,465,191
              First Series, FGIC,
              5.25%, 02/01/2009
   1,940,000  Hoover, Alabama, Board of                               2,119,295
              Education Capital Outlay
              Warrants, Refunding Tax
              Anticipation Notes, MBIA,
              4.50%, 02/15/2009
   1,345,000  Frisco, Texas, FSA,                                     1,499,285
              5.00%, 02/15/2009
   1,180,000  Chicago, Illinois, Public                               1,315,370
              Building Commission, Building
              Revenue, Chicago Transit
              Authority, AMBAC,
              5.00%, 03/01/2009
   6,270,000  Houston, Texas, Refunding                               7,148,740
              Public Improvement Series B, FSA,
              5.50%, 03/01/2009
   5,835,000  Seattle, Washington, Municipal                          6,635,387
              Light & Power Revenue, FSA,
              5.50%, 03/01/2009
   2,665,000  Hawaii State, Series CN, FGIC,                          3,101,074
              6.00%, 03/01/2009
   1,000,000  Middlesex County Utilities                              1,072,730
              Authority, New Jersey, Sewer
              Revenue, Series A, FGIC,
              5.15%, 03/15/2009
   6,650,000  New York State Thruway                                  7,435,166
              Authority, Highway & Bridge
              Trust Fund, Second General
              Series B, FSA,
              5.00%, 04/01/2009
  13,815,000  New York State Thruway                                 15,446,137
              Authority, Highway & Bridge
              Trust Fund, Series A, MBIA,
              5.00%, 04/01/2009
   1,045,000  Illinois State Refunding First                          1,181,090
              Series, FSA,
              5.25%, 04/01/2009
   2,790,000  Northeast Maryland Waste                                3,080,216
              Disposal Authority, AMBAC,
              5.25%, 04/01/2009
  32,445,000  California Department of Water                         36,669,988
              Resources, Power Supply
              Revenue Series A, MBIA,
              5.25%, 05/01/2009
   1,000,000  Lower Colorado River                                    1,118,720
              Authority, Texas, Revenue
              AMBAC,
              5.00%, 05/15/2009
              (Note C, p. 40)
   2,100,000  District of Columbia 2001,                              2,395,260
              Series B, FSA,
              5.50%, 06/01/2009
   3,125,000  New Jersey Economic                                     3,509,719
              Development Authority Revenue,
              School Facilities Construction
              Series C, MBIA,
              5.00%, 06/15/2009
   1,185,000  New Mexico State Highway                                1,327,816
              Commission Revenue,
              Subordinated Lien-Tax
              Series B, AMBAC,
              5.00%, 06/15/2009
   7,000,000  Metropolitan Pier & Exposition                          7,913,780
              Authority, Illinois Dedicated
              State Tax Revenue, McCormick
              Place, Series A, MBIA,
              5.25%, 06/15/2009


                        Schedule of Investments -- Municipal Bond Portfolios  23

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  3,790,000  New Jersey Economic                                $    4,250,409
              Development Authority, Market
              Transition Facilities Revenue
              Senior Lien, Series A, MBIA,
              5.00%, 07/01/2009
   1,780,000  Massachusetts Port Authority                            2,005,188
              Revenue, Series B, FSA,
              5.50%, 07/01/2009
   2,000,000  Missouri State Regional                                 2,250,420
              Convention & Sports Complex
              Authority, Refunding
              Convention & Sports Facility
              Project, Series A-1, AMBAC,
              5.00%, 08/15/2009
   4,055,000  Westmoreland County,                                    4,547,601
              Pennsylvania, Municipal
              Authority, Municipal Service
              Revenue, FGIC,
              5.00%, 08/15/2009
   1,370,000  Mobile, Alabama (Warrants                               1,556,416
              expiring 08/15/2009), AMBAC,
              5.25%, 08/15/2009
   1,530,000  Texas Municipal Power Agency                            1,732,373
              Revenue, MBIA,
              5.25%, 09/01/2009
   6,410,000  Metropolitan Washington                                 6,673,771
              Airport Authority, Virginia,
              Revenue, General Airport
              Series A, MBIA,
              5.90%, 10/01/2009
   1,000,000  Anchorage, Alaska, FGIC,                                1,176,230
              6.00%, 10/01/2009
   4,070,000  Palm Beach County Solid Waste                           4,771,302
              Authority, Florida, Series A, AMBAC,
              6.00%, 10/01/2009
   1,370,000  Indiana State Transportation                            1,603,941
              Finance Authority, Airport
              Facilities Lease Revenue,
              Series A, AMBAC,
              6.00%, 11/01/2009
   5,000,000  Connecticut State Resource                              5,526,150
              Recovery Authority, Series A, MBIA,
              5.375%, 11/15/2009
   1,000,000  Providence Public Building                              1,107,130
              Authority, Rhode Island,
              Series A, FSA,
              5.10%, 12/15/2009
   8,570,000  Washington State, Refunding                             9,365,639
              Motor Vehicle Fuel Tax, MBIA,
              4.50%, 01/01/2010
   1,890,000  Chicago, Illinois, O'Hare                               2,098,353
              International Airport Revenue,
              Second Lien-Series C, MBIA,
              5.00%, 01/01/2010
   8,975,000  Michigan Public Power Agency                           10,153,238
              Revenue, Refunding Belle River
              Project, Series A, MBIA,
              5.25%, 01/01/2010
  10,910,000  Tacoma, Washington, Electric                           12,423,981
              Systems Revenue, Series B, FSA,
              5.50%, 01/01/2010
   1,400,000  Allegheny County,                                       1,560,874
              Pennsylvania, Airport Revenue,
              Pittsburgh International
              Airport Series A-1, MBIA, AMT,
              5.75%, 01/01/2010
   2,000,000  Jefferson County, Alabama,                              2,263,780
              Sewer Revenue, Refunding
              Series B8, FSA,
              5.25%, 02/01/2010
  15,820,000  Massachusetts State,                                   18,145,224
              Series A, MBIA,
              5.50%, 02/01/2010
   4,630,000  Dallas County, Texas, Utility                           5,190,230
              & Reclamation District, MBIA,
              5.00%, 02/15/2010
   1,700,000  Plano, Texas, Independent                               1,901,875
              School District, PSF
              Guaranteed,
              5.00%, 02/15/2010
              (Note C, p. 40)
   1,000,000  Memphis-Shelby County Airport                           1,161,780
              Authority, Tennessee, Series A,
              MBIA, AMT,
              6.25%, 02/15/2010
   2,225,000  Richland County, South                                  2,471,107
              Carolina, School District No.
              001, FSA, SCSDE,
              4.75%, 03/01/2010
   1,810,000  Maury County, Tennessee,                                2,032,394
              Refunding, Series A, MBIA,
              5.00%, 04/01/2010
   7,635,000  New York State Thruway                                  8,568,608
              Authority, Highway & Bridge
              Trust Fund, Second General
              Series B, FSA,
              5.00%, 04/01/2010
   7,100,000  California Department of Water                          8,159,178
              Resources, Power Supply
              Revenue, Series A, MBIA,
              5.50%, 05/01/2010
   1,065,000  Detroit City School District,                           1,279,661
              Michigan, Series A, AMBAC,
              6.50%, 05/01/2010
   1,420,000  District of Columbia,                                   1,630,160
              Series A, MBIA,
              5.50%, 06/01/2010
   1,000,000  Maricopa County Unified School                          1,112,690
              District No. 48, Arizona,
              Refunding Series B, FSA,
              4.75%, 07/01/2010


24   Sanford C. Bernstein Fund, Inc. -- 2004 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  1,420,000  Intermountain Power Agency,                        $    1,596,762
              Utah, Power Supply Revenue
              Refunding, AMBAC,
              5.00%, 07/01/2010
   2,510,000  Detroit, Michigan, Sewage                               2,965,163
              Disposal Revenue, Series B, MBIA,
              6.00%, 07/01/2010
   3,000,000  Houston, Texas, Hotel                                   3,451,020
              Occupancy Tax & Special
              Revenue, Refunding Convention
              & Entertainment, Series A, AMBAC,
              5.50%, 09/01/2010
   1,500,000  Brownsville, Texas, Utilities                           1,785,990
              System Revenue, AMBAC,
              6.25%, 09/01/2010
   2,065,000  Broward County, Florida,                                2,279,574
              Airport System Revenue, Series E,
              MBIA, AMT,
              5.25%, 10/01/2010
   4,565,000  Metropolitan Washington                                 4,752,850
              Airport Authority, District of
              Columbia Revenue, Virginia
              General Airport Series A, MBIA,
              5.90%, 10/01/2010
   5,000,000  Connecticut State Resource                              5,526,150
              Recovery Authority, Series A, MBIA,
              5.375%, 11/15/2010
   4,600,000  Florida State Board of                                  5,239,078
              Education, Series C, MBIA,
              5.25%, 01/01/2011
   5,435,000  Massachusetts State Refunding,                          6,260,142
              Series A, MBIA,
              5.50%, 02/01/2011
   1,000,000  Amarillo Junior College                                 1,029,050
              District, Texas, FGIC,
              5.125%, 02/15/2011
   2,000,000  Louisiana State Office                                  2,280,100
              Facilities Corp., Lease
              Revenue, Capitol Complex
              Program, Series A, MBIA,
              5.50%, 03/01/2011
   1,000,000  Ohio State Building Authority,                          1,123,910
              Workers Compensation
              Facilities, Series A, FGIC,
              5.00%, 04/01/2011
   2,930,000  New Jersey Economic                                     4,380,965
              Development Authority, MBIA,
              16.49%, 07/01/2011
              (Note D, p. 40)
   1,915,000  Philadelphia Parking                                    2,181,875
              Authority, Pennsylvania,
              Revenue, FSA,
              5.50%, 09/01/2011
   1,275,000  Brownsville, Texas, Utility                             1,527,692
              System Revenue, AMBAC,
              6.25%, 09/01/2011
   2,100,000  Grand Rapids, Michigan, Water                           2,424,933
              Supply Systems Revenue, FGIC,
              5.75%, 01/01/2012
   4,000,000  Richmond, Virginia, FSA,                                4,604,480
              5.50%, 01/15/2012
   1,025,000  Goose Creek Independent School                          1,059,870
              District, Texas, PSF Guaranteed,
              5.00%, 02/15/2012
   1,000,000  Amarillo Junior College                                 1,028,260
              District, Texas, FGIC,
              5.125%, 02/15/2012
   8,060,000  Dade County, Florida, School                            9,080,880
              District, MBIA,
              5.00%, 08/01/2012
   3,455,000  Hamilton County, Ohio, Sales                            3,981,438
              Tax Subordinated,
              Series B, AMBAC,
              5.75%, 12/01/2012
   3,500,000  Northern Colorado Conservancy                           3,980,480
              District, Municipal
              Sub-District Revenue,
              Series F, AMBAC,
              6.50%, 12/01/2012
   2,475,000  Chicago Public Building                                 2,743,810
              Commission, Illinois, Revenue,
              Chicago Park District,
              Series A, FGIC,
              5.375%, 01/01/2013
   2,910,000  Manchester Housing &                                    3,325,199
              Redevelopment Authority, New
              Hampshire, Revenue,
              Series A, ACA,
              6.75%, 01/01/2013
   2,085,000  New York State Dormitory                                2,291,019
              Authority, Mental Health
              Facilities Improvement
              Project, Series 1, FSA,
              5.125%, 01/15/2013
   1,195,000  New York State Dormitory                                1,331,206
              Authority, Mental Health
              Service Facilities, Series D, MBIA,
              5.25%, 02/15/2013
   2,000,000  Walled Lake Consolidated                                2,312,800
              School District, Michigan,
              Q-SBLF,
              5.75%, 05/01/2013
   1,035,000  Sacramento Municipal Utility                            1,252,040
              District, California, Series G, MBIA,
              6.50%, 09/01/2013
   2,445,000  Sunrise, Florida, Utility                               2,843,364
              System Revenue, AMBAC,
              5.50%, 10/01/2013
   3,410,000  St. Clair County, Illinois,                             3,914,066
              FGIC,
              5.625%, 10/01/2013


                        Schedule of Investments -- Municipal Bond Portfolios  25

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  3,000,000  Hamilton County, Ohio, Sales                       $    3,539,850
              Tax Subordinated, Series B, AMBAC,
              5.75%, 12/01/2013
   2,235,000  Manchester Housing &                                    2,535,496
              Redevelopment Authority, New
              Hampshire, Revenue, Series A, ACA,
              6.75%, 01/01/2014
   1,555,000  Washoe County School District,                          1,706,612
              Nevada, FGIC,
              5.25%, 06/01/2014
   5,425,000  Washington State Health Care                            5,947,916
              Facilities Authority,
              Children's Hospital & Regional
              Medical Center, FSA,
              5.25%, 10/01/2014
   1,150,000  Douglas County School District                          1,338,565
              No. 206 (Eastmont),
              Washington, FGIC,
              5.75%, 12/01/2014
   1,000,000  Manchester Housing &                                    1,129,000
              Redevelopment Authority, New
              Hampshire, Revenue, Series A, ACA,
              6.75%, 01/01/2015
   3,370,000  Cypress-Fairbanks Independent                           3,654,630
              School District, Texas, PSF
              Guaranteed,
              5.25%, 02/15/2016
   3,515,000  Lansing Community College                               4,002,882
              Michigan, FGIC,
              5.50%, 05/01/2016
  10,745,000  Lower Colorado River                                   12,384,472
              Authority, Texas, Revenue,
              Series A, FSA,
              5.875%, 05/15/2016
   1,800,000  Magnolia Independent School                             1,938,150
              District, Texas, PSF
              Guaranteed,
              5.00%, 08/15/2016
   1,555,000  District of Columbia Water &                            1,915,371
              Sewer Authority, Public
              Utility Revenue, FSA,
              6.00%, 10/01/2016
   3,000,000  Houston, Texas, Water & Sewer                           3,512,370
              Systems Revenue, Refunding
              Junior Lien Forward, Series B,
              AMBAC,
              5.75%, 12/01/2016
   6,995,000  Hawaii State, Series CX, FSA,                           7,929,392
              5.50%, 02/01/2017
   2,000,000  Wisconsin State, Series B,                              2,209,620
              FSA,
              5.25%, 05/01/2017
   1,025,000  Regional Transportation                                 1,187,872
              Authority, Illinois,
              Refunding, Series B, FGIC,
              5.50%, 06/01/2017
   1,760,000  Clark County, Nevada,                                   2,208,642
              Series A, AMBAC,
              6.50%, 06/01/2017
   7,000,000  Energy Northwest Washington                             7,994,630
              Electric Revenue, Refunding,
              Project 1A, MBIA,
              5.75%, 07/01/2017
   3,415,000  Tampa, Florida, Occupational                            3,849,661
              License Tax, Refunding,
              Series A, FGIC,
              5.375%, 10/01/2017
   3,065,000  University of Connecticut                               3,442,056
              Revenue, Refunding, Student
              Fee, Series A, FGIC,
              5.25%, 11/15/2017
   2,405,000  Weld County School District                             2,653,124
              No. 6 (Greeley), Colorado, FSA,
              5.25%, 12/01/2017
   2,000,000  Houston, Texas, Water & Sewer                           2,333,440
              Systems Revenue, Refunding
              Junior Lien Forward, Series B,
              AMBAC,
              5.75%, 12/01/2017
   1,575,000  Allen County, Indiana,                                  1,776,033
              Juvenile Justice Center, First
              Mortgage Revenue, AMBAC,
              5.50%, 01/01/2018
   3,000,000  Memphis-Shelby County Airport                           3,431,670
              Authority, Tennessee, Revenue,
              Series D, AMBAC,
              6.25%, 03/01/2018
   4,000,000  San Antonio, Texas, Water                               4,467,720
              Revenue, Refunding Systems, FSA,
              5.50%, 05/15/2018
   6,425,000  Energy Northwest, Washington,                           6,486,230
              Electric Revenue, Refunding
              Project 3B Convertible to
              ARCS, MBIA,
              5.00%, 07/01/2018
   3,200,000  Florida State Department of                             3,487,872
              Environmental Protection
              Preservation Revenue, Florida
              Forever Series A, FGIC,
              5.00%, 07/01/2018
   2,455,000  Energy Northwest Washington                             2,796,368
              Electric Revenue, Refunding
              Columbia Generating Series A, MBIA,
              5.75%, 07/01/2018
   2,865,000  New York State Dormitory                                3,489,226
              Authority, New York University,
              Series A, MBIA,
              6.00%, 07/01/2018
   2,310,000  University of Illinois                                  2,693,783
              Certificates of Participation,
              Utilities Infrastructure
              Projects, Series A, AMBAC,
              5.50%, 08/15/2018


26   Sanford C. Bernstein Fund, Inc. -- 2004 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  4,695,000  Tampa, Florida, Occupational                       $    5,263,424
              License Tax Refunding,
              Series A, FGIC,
              5.375%, 10/01/2018
   3,400,000  Allegheny County,                                       3,772,810
              Pennsylvania, Series C-54, MBIA,
              5.375%, 11/01/2018
   1,110,000  Michigan State Trunk Line,                              1,257,308
              Series A, FSA,
              5.50%, 11/01/2018
   2,725,000  University of Colorado                                  3,009,354
              Enterprise Systems Revenue,
              Refunding & Improvement,
              AMBAC,
              5.375%, 06/01/2019
   4,745,000  Michigan State Certificates of                          5,210,437
              Participation, New Center
              Development, Inc., MBIA,
              5.375%, 09/01/2019
   1,435,000  Cowlitz County, Washington,                             1,666,308
              Special Sewer Revenue, CSOB
              Wastewater Treatment, FGIC,
              5.50%, 11/01/2019
   5,775,000  South Carolina State Public                             6,144,427
              Service Authority, Revenue
              Refunding, Series D, FSA,
              5.00%, 01/01/2020
   2,360,000  New York City Transitional                              2,571,857
              Finance Authority, New York,
              Future Tax Secured Series D, MBIA,
              5.25%, 02/01/2020
   3,255,000  Fresno Unified School                                   3,969,538
              District, California,
              Refunding, Series A, MBIA,
              6.00%, 02/01/2020
   2,270,000  Killeen Independent School                              2,461,247
              District, Texas, Refunding,
              PSF Guaranteed,
              5.25%, 02/15/2020
   1,000,000  Texas State University Systems                          1,055,620
              Financing Revenue Refunding, FSA,
              5.00%, 03/15/2020
   1,705,000  Lower Colorado River                                    1,811,290
              Authority, Texas, Revenue
              Refunding, MBIA,
              5.00%, 05/15/2020
   3,000,000  San Antonio, Texas, Water                               3,315,510
              Revenue, Refunding Systems, FSA,
              5.50%, 05/15/2020
   1,005,000  Regional Transportation                                 1,379,905
              Authority, Illinois, Series C, FGIC,
              7.75%, 06/01/2020
   8,140,000  Los Angeles Department of                               8,698,241
              Water & Power, Power System,
              California, Series A,
              Subseries A-2, MBIA,
              5.00%, 07/01/2020
  11,000,000  Metropolitan Atlanta Rapid                             11,886,050
              Transit Authority, Georgia,
              Sales Tax Revenue, Second
              Indenture Series B, MBIA,
              5.10%, 07/01/2020
   1,785,000  Los Angeles Unified School                              1,948,613
              District, California, Series A, FSA,
              5.25%, 07/01/2020
   7,090,000  New Hampshire Health &                                  7,835,017
              Education Facilities Finance
              Authority, University System
              of New Hampshire, AMBAC,
              5.375%, 07/01/2020
   4,000,000  Kentucky State Property &                               4,656,160
              Buildings Commission,
              Refunding Project No. 76,
              AMBAC,
              5.50%, 08/01/2020
   2,850,000  Mobile, Alabama, (Warrants                              3,123,429
              expiring 08/15/2020), AMBAC,
              5.25%, 08/15/2020
   3,135,000  Illinois State, Dedicated Tax                           3,896,115
              Revenue, AMBAC,
              6.25%, 12/15/2020
   4,970,000  South Carolina State Public                             5,265,466
              Service Authority, Revenue
              Refunding, Series D, FSA,
              5.00%, 01/01/2021
  10,985,000  Orange County, Florida, Sales                          11,812,610
              Tax Revenue, Refunding,
              Series A, FGIC,
              5.125%, 01/01/2021
   2,760,000  New York City Transitional                              2,994,959
              Finance Authority, New York,
              Future Tax Secured Series E,
              MBIA,
              5.25%, 02/01/2021
   2,540,000  Hawaii State, Series CX, FSA,                           2,806,166
              5.50%, 02/01/2021
   3,000,000  Arlington Independent School                            3,121,770
              District, Texas, PSF
              Guaranteed,
              5.00%, 02/15/2021
   4,000,000  Chicago, Illinois, Public                               4,327,760
              Building Commission Building
              Revenue, Chicago Transit
              Authority, AMBAC,
              5.25%, 03/01/2021
   4,525,000  New York State Thruway                                  4,814,600
              Authority Highway & Bridge
              Trust Fund, Series A, MBIA,
              5.00%, 04/01/2021
   2,465,000  Florida State Board of                                  2,621,182
              Education, Refunding Public
              Education, Series B, MBIA,
              5.00%, 06/01/2021


                        Schedule of Investments -- Municipal Bond Portfolios  27

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  7,000,000  MTA, New York Service Contract                     $    7,416,220
              Refunding, Series A, FGIC,
              5.00%, 07/01/2021
  14,565,000  Puerto Rico Commonwealth,                              16,069,710
              Refunding Public Improvement,
              Series C, FSA,
              5.00%, 07/01/2021
              (Note B, p. 40)
   1,000,000  New Jersey Healthcare                                   1,051,840
              Facilities Financing Authority
              Revenue, Jersey City Medical
              Center, AMBAC, FHA,
              4.80%, 08/01/2021
   2,680,000  Harris County, Texas,                                   2,913,750
              Refunding Toll Road, Senior
              Lien, FSA,
              5.375%, 08/15/2021
   1,705,000  Illinois State, First                                   1,854,563
              Series, MBIA,
              5.25%, 10/01/2021
   2,000,000  Sarasota County, Florida,                               2,167,960
              Utility Systems Revenue,
              Refunding, Series C, FGIC,
              5.25%, 10/01/2021
   3,000,000  Municipal Electric Authority                            3,262,980
              of Georgia, Combustion Turbine
              Project, Series A, MBIA,
              5.25%, 11/01/2021
  15,620,000  Orange County, Florida, Sales                          16,702,154
              Tax Revenue, Refunding,
              Series A, FGIC,
              5.125%, 01/01/2022
   3,170,000  King County, Washington, Sewer                          3,407,401
              Revenue, Refunding, Series A, FGIC,
              5.25%, 01/01/2022
   4,685,000  New York City Transitional                              5,055,021
              Finance Authority, New York,
              Future Tax Secured Series E, MBIA,
              5.25%, 02/01/2022
  37,500,000  Regional Transportation                                37,693,125
              District, Colorado,
              Certificates of Participation
              Transit Vehicles, Series A, AMBAC,
              2.30%, 12/01/2022
              (Note B, p. 40)
   3,980,000  McGee-Creek Authority,                                  4,828,854
              Oklahoma, Water Revenue, MBIA,
              6.00%, 01/01/2023
   3,455,000  Seguin Independent School                               3,567,046
              District, Texas, PSF
              Guaranteed,
              5.00%, 04/01/2023
   2,770,000  Harris County, Texas,                                   2,991,268
              Refunding Toll Road Senior
              Lien, FSA,
              5.375%, 08/15/2023
   2,000,000  Terrebonne Parish, Louisiana,                           2,165,300
              Waterworks District No. 001,
              Water Revenue Series A, AMBAC,
              5.25%, 11/01/2023
   2,000,000  Harris County, Texas, Toll                              2,057,140
              Road Senior Lien, MBIA,
              5.00%, 08/15/2024
                                                                 ---------------
Total Insured (Cost $1,053,776,080)                               1,104,052,621
                                                                 ---------------
================================================================================
TAX SUPPORTED:                                                           26.17%
--------------------------------------------------------------------------------
State General Obligations: 6.53%
   1,165,000  California State,                                       1,169,812
              7.10%, 05/01/2004
   6,725,000  Illinois State,                                         6,766,695
              5.00%, 06/01/2004
   1,760,000  Texas State, Series A,                                  1,801,096
              5.80%, 10/01/2004
   4,355,000  Washington State, Motor                                 4,482,210
              Vehicle Fuel, Series D,
              5.00%, 01/01/2005
   3,950,000  Washington State, Various                               4,065,379
              Purpose, Series C,
              5.00%, 01/01/2005
   1,000,000  Massachusetts State Refunding,                          1,063,970
              Series B,
              5.00%, 02/01/2006
   2,540,000  Florida State Board of                                  2,730,068
              Education Capital Outlay,
              Public Education, Series B,
              5.00%, 06/01/2006
   5,000,000  Pennsylvania State,                                     5,448,350
              5.00%, 02/01/2007
   2,450,000  Ohio State, Highway Capital                             2,685,592
              Improvements, Series F,
              5.00%, 05/01/2007
   1,455,000  Florida State Board of                                  1,598,114
              Education Capital Outlay,
              Public Education, Series B,
              5.00%, 06/01/2007
   3,285,000  Florida State Board of                                  3,658,274
              Education Capital Outlay,
              Refunding, Series A,
              5.50%, 06/01/2007
   2,465,000  Delaware State, Series A,                               2,730,998
              5.00%, 01/01/2008
   8,325,000  Maryland State, Refunding                               9,318,839
              State & Local Facilities, 2nd
              Lien Series B,
              5.25%, 02/01/2008
   2,600,000  Georgia State, Series A,                                3,015,116
              6.25%, 04/01/2008
   5,755,000  Massachusetts State, Refunding                          6,370,670
              Series A,
              5.00%, 08/01/2008
   1,670,000  Georgia State, Series D,                                1,984,995
              6.70%, 08/01/2008


28   Sanford C. Bernstein Fund, Inc. -- 2004 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  8,765,000  California State,                                  $   10,028,825
              6.10%, 10/01/2008
   6,440,000  Massachusetts State,                                    7,237,658
              Consolidated Loan, Series C,
              5.25%, 12/01/2008
   4,380,000  Delaware State, Series A,                               4,907,921
              5.00%, 01/01/2009
   4,975,000  Maryland State, Refunding                               5,641,103
              State & Local Facilities, 2nd
              Lien, Series B,
              5.25%, 02/01/2009
   1,000,000  South Carolina State, Series A,                         1,052,390
              5.00%, 03/01/2009
  14,855,000  Texas State, Series B,                                 16,578,180
              5.125%, 10/01/2009
   1,110,000  New Jersey State,                                       1,273,148
              5.50%, 02/01/2010
   1,185,000  Massachusetts State,                                    1,383,902
              Consolidated Loan, Series A,
              6.00%, 02/01/2010
   2,225,000  Massachusetts Bay                                       2,572,056
              Transportation Authority,
              Series A,
              5.75%, 03/01/2010
   2,275,000  Ohio State, Community Schools,                          2,560,558
              Series A,
              5.00%, 03/15/2010
   1,490,000  Georgia State, Series C,                                1,797,387
              6.25%, 08/01/2010
   1,220,000  Massachusetts State, Series A,                          1,395,973
              5.50%, 01/01/2011
   1,040,000  California State,                                       1,134,557
              5.00%, 02/01/2011
  15,760,000  California State,                                      18,142,124
              6.00%, 02/01/2011
  10,000,000  North Carolina State, Public                           11,340,100
              Improvement, Series B,
              5.00%, 04/01/2011
     800,000  California State,                                         868,904
              5.00%, 02/01/2012
   5,000,000  North Carolina State, Public                            5,748,450
              Improvement, Series A,
              5.25%, 03/01/2012
   3,780,000  Massachusetts Bay                                       4,351,990
              Transportation Authority,
              Series A,
              5.50%, 03/01/2012
   1,000,000  Georgia State, Series B,                                1,199,590
              6.00%, 03/01/2012
   8,935,000  Massachusetts State,                                    9,956,449
              Consolidated Loan, Series A,
              5.00%, 08/01/2012
     990,000  Florida State Board of                                  1,355,290
              Education Capital Outlay,
              9.125%, 06/01/2014
   2,875,000  Texas State Water,                                      3,067,884
              5.25%, 08/01/2021
                                                                 ---------------
Total State General Obligations
(Cost $167,480,918)                                                 172,484,617
                                                                 ---------------
Local General Obligations: 9.08%
   1,265,000  Box Elder County School                                 1,273,640
              District, Utah, Refunding,
              4.50%, 06/15/2004
     765,000  Pennsylvania Convention &                                 776,942
              Exhibition Center Authority
              Revenue, Series A,
              6.25%, 09/01/2004
   3,000,000  Winnebago & Boone Counties,                             3,015,270
              Illinois, School District
              No. 205 Tax Anticipation Notes, 2.28%, 10/29/2004
              (Note C, p. 40)
   2,180,000  Ware County School District,                            2,233,214
              Georgia,
              4.00%, 02/01/2005
   1,000,000  Anoka-Hennepin Independent                              1,028,490
              School District No. 11,
              Minnesota, Refunding, Series A,
              4.50%, 02/01/2005
   1,245,000  Huntsville, Alabama, Series A,                          1,285,350
              (Warrants expiring
              02/01/2005),
              5.00%, 02/01/2005
   1,530,000  New York City, New York,                                1,601,543
              Series D,
              6.50%, 02/15/2005
  19,830,000  Franklin, Massachusetts, Bond                          20,213,314
              Anticipation Notes,
              3.00%, 04/01/2005
   3,700,000  Anderson County School                                  3,807,855
              District No. 5, South
              Carolina, Series A,
              4.00%, 04/01/2005
   1,130,000  Anoka-Hennepin Independent                              1,193,212
              School District No. 11,
              Minnesota, Refunding, Series A,
              4.50%, 02/01/2006
   2,730,000  Wake County, North Carolina,                            2,885,255
              Series B,
              4.50%, 02/01/2006
   6,300,000  Anne Arundel County, Maryland,                          6,726,132
              5.00%, 03/01/2006
   3,660,000  New York City, New York,                                3,986,692
              Series I,
              6.25%, 04/15/2006
  12,085,000  Fairfax County, Virginia,                              12,818,922
              Series A,
              4.25%, 06/01/2006
   2,860,000  Bexar County, Texas,                                    3,072,012
              5.00%, 06/15/2006


                        Schedule of Investments -- Municipal Bond Portfolios  29

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  1,455,000  Montgomery County, Maryland,                       $    1,593,312
              Series A,
              5.75%, 07/01/2006
   6,215,000  New York City, New York,                                6,653,406
              Series E,
              5.00%, 08/01/2006
   6,185,000  New York City, New York,                                6,621,290
              Series G,
              5.00%, 08/01/2006
   1,175,000  Anoka-Hennepin Independent                              1,278,999
              School District No. 11,
              Minnesota, Refunding, Series A,
              5.00%, 02/01/2007
   6,525,000  Port of Seattle, Washington, AMT,                       6,676,510
              5.50%, 05/01/2007
   2,000,000  Bexar County, Texas,                                    2,194,500
              5.00%, 06/15/2007
   2,245,000  New York City, New York,                                2,440,742
              Series G,
              5.00%, 08/01/2007
   3,500,000  Ocean County, New Jersey,                               3,846,430
              Refunding, Series A,
              5.00%, 08/01/2007
   3,205,000  Carrollton, Texas, Refunding &                          3,518,161
              Improvement,
              5.00%, 08/15/2007
   2,620,000  Jersey City, New Jersey,                                2,975,272
              Series A,
              6.00%, 10/01/2007
   2,000,000  McLean County Public Building                           2,357,940
              Commission, Illinois,
              7.25%, 11/01/2007
   2,915,000  Mecklenburg County, North                               3,126,221
              Carolina, Public Improvement,
              Series A,
              4.00%, 02/01/2008
   2,050,000  Fairfax County, Virginia,                               2,204,181
              Series B,
              4.00%, 06/01/2008
   2,585,000  Broward County, Florida,                                2,883,050
              Refunding, Series B,
              5.00%, 01/01/2009
   2,000,000  Charlotte, North Carolina,                              2,195,860
              Series B,
              4.50%, 02/01/2009
   1,660,000  Charlotte, North Carolina,                              1,860,196
              Refunding,
              5.00%, 02/01/2009
   2,665,000  Dallas, Texas,                                          2,853,149
              4.00%, 02/15/2009
   3,355,000  Dallas County, Texas,                                   3,749,615
              Community College District,
              Maintenance Tax Notes,
              5.00%, 02/15/2009
              (Note C, p. 40)
   3,060,000  Horry County School District,                           3,423,038
              South Carolina, Series A, SCSDE,
              5.00%, 03/01/2009
   6,910,000  Du Page County, Illinois,                               7,792,200
              Water Commission, Refunding,
              5.25%, 03/01/2009
   3,750,000  New York City, New York,                                4,129,800
              Series G,
              5.00%, 08/01/2009
              (Note C, p. 40)
   3,735,000  New York City, New York,                                4,113,281
              Series I,
              5.00%, 08/01/2009
   8,500,000  New York City, New York,                                9,464,920
              Series B,
              5.25%, 08/01/2009
   1,020,000  Indianapolis Local Public                               1,096,286
              Improvement Bond Bank,
              Indiana, Series B,
              5.00%, 02/01/2010
   5,540,000  Wake County, North Carolina,                            6,237,929
              Series A,
              5.00%, 03/01/2010
   5,000,000  Du Page County, Illinois,                               5,676,950
              Water Commission, Refunding,
              5.25%, 03/01/2010
   3,500,000  Alpine School District, Utah,                           3,925,005
              Refunding,
              5.00%, 03/15/2010
   1,170,000  Austin, Texas, Public                                   1,343,885
              Improvement,
              5.75%, 09/01/2010
   1,190,000  Roanoke, Virginia,                                      1,289,996
              5.00%, 02/01/2011
   7,360,000  New York City, New York,                                8,057,360
              Refunding, Series G,
              5.00%, 08/01/2011
  20,530,000  New York City, New York,                               22,410,343
              Series G,
              5.00%, 08/01/2012
   6,250,000  New York City, New York,                                6,779,625
              Series I,
              5.875%, 03/15/2013
   2,285,000  Shelby County, Tennessee,                               2,557,075
              Public Improvement, Series A,
              5.625%, 04/01/2014
   1,400,000  Travis County, Texas,                                   1,459,122
              5.00%, 03/01/2015
   2,965,000  Montgomery County, Maryland,                            3,280,921
              Public Improvement, Series A,
              5.00%, 02/01/2016
   1,000,000  Harris County, Texas, Toll Road,                        1,067,750
              5.125%, 08/15/2017
   5,285,000  Horry County School District,                           5,867,671
              South Carolina, Series A, SCSDE,
              5.375%, 03/01/2018


30   Sanford C. Bernstein Fund, Inc. -- 2004 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  2,375,000  Harris County, Texas,                              $    2,618,437
              Refunding,
              5.375%, 10/01/2018
   6,735,000  Du Page County, Illinois, Jail                          7,811,388
              Project,
              5.60%, 01/01/2021
   1,920,000  Du Page County, Illinois,                               2,226,854
              Stormwater Project,
              5.60%, 01/01/2021
   2,160,000  Beachwood City School                                   2,415,074
              District, Ohio, Refunding &
              Improvement,
              5.50%, 12/01/2021
                                                                 ---------------
Total Local General Obligations
(Cost $232,307,734)                                                 239,991,587
                                                                 ---------------
Tax Lease: 2.29%
   3,380,000  Virginia Public School                                  3,429,416
              Authority, Series A,
              5.50%, 08/01/2004
   1,315,000  New York State Urban                                    1,363,563
              Development Corp.,
              Correctional Facilities Series 5,
              6.00%, 01/01/2005
     600,000  New Jersey State, Certificates                            614,832
              of Participation, Series A,
              6.40%, 04/01/2005
   2,000,000  New York State Dormitory                                2,091,880
              Authority, State University,
              Series A,
              5.50%, 05/15/2005
   1,005,000  New York State Dormitory                                1,058,375
              Authority, City University,
              Series 2A,
              5.70%, 07/01/2005
   1,005,000  New York State Dormitory                                1,058,376
              Authority, City University,
              Series C,
              5.70%, 07/01/2005
   1,000,000  City University of New York                             1,058,990
              Certificates of Participation,
              John Jay College,
              5.75%, 08/15/2005
   1,040,000  Alabama State Public School &                           1,105,551
              College Authority, Capital
              Improvement Pool, Series A,
              5.00%, 02/01/2006
   1,000,000  New York State Dormitory                                1,098,440
              Authority, State University,
              Series A,
              6.50%, 05/15/2006
   1,000,000  New York State Dormitory                                1,113,010
              Authority, City University,
              Series A,
              5.75%, 07/01/2007
   7,480,000  New York State Thruway                                  8,231,366
              Authority, Service Contract
              Revenue, Local Highway &
              Bridge, Series A,
              5.00%, 03/15/2008
   4,060,000  Virginia Public School                                  4,356,421
              Authority,
              4.00%, 04/15/2008
   2,160,000  New York State Dormitory                                2,381,983
              Authority Revenue, Mental
              Health Facilities Improvement,
              Series B,
              5.00%, 02/15/2010
   5,215,000  Michigan Municipal Bond                                 5,961,892
              Authority Revenue, Refunding
              School Loan, Series A,
              5.25%, 12/01/2010
   1,280,000  New York State Dormitory                                1,488,026
              Authority, City University,
              Series A,
              5.75%, 07/01/2013
   1,585,000  Virginia College Building                               1,860,441
              Authority, Educational
              Facilities Revenue, Public
              Higher Education, Series A,
              5.75%, 09/01/2013
  16,495,000  Tobacco Settlement Financing                           17,908,457
              Corp., New York Tobacco
              Asset-Backed Settlement,
              Series C-1,
              5.50%, 06/01/2014
   1,000,000  Sacramento City Finance                                 1,116,750
              Authority, California Lease
              Revenue Series B,
              5.40%, 11/01/2020
   2,925,000  New York State Urban                                    3,227,737
              Development Corp., Correctional
              & Youth Facilities Service
              Contract Revenue, Series A,
              5.00%, 01/01/2027
                                                                 ---------------
Total Tax Lease (Cost $58,529,883)                                   60,525,506
                                                                 ---------------
Special Tax: 8.03%
   1,070,000  Las Vegas Special Improvement                           1,071,691
              District No. 808-Summerlin
              Area, Nevada Local Improvement
              Bonds,
              5.20%, 06/01/2004
   1,310,000  New Mexico State Highway                                1,319,524
              Commission, Commerce Tax
              Revenue, Senior Subordinated Lien,
              4.75%, 06/15/2004
   2,000,000  New Mexico State Severance                              2,019,060
              Tax, Series B,
              5.00%, 07/01/2004


                        Schedule of Investments -- Municipal Bond Portfolios  31

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  5,100,000  Municipal Assistance                               $    5,161,098
              Corporation, New York, Series J,
              6.00%, 07/01/2004
   4,790,000  South Tahoe, California, Joint                          4,791,341
              Powers Financing Authority,
              Bond Anticipation Notes,
              Redevelopment Project 1-B,
              3.00%, 10/01/2004
   4,300,000  Reunion West Community                                  4,307,138
              Development District, Florida,
              Special Assessment, Bond
              Anticipation Notes,
              5.25%, 10/01/2004
   1,850,000  Chicago, Illinois, Tax                                  1,894,085
              Increment, Allocation
              Subordinated Central Loop
              Redevelopment, Series A,
              6.45%, 12/01/2004
     840,000  Heritage Isles Community                                  843,083
              Development District, Florida,
              Special Assessment Revenue,
              Series A,
              5.75%, 05/01/2005
     405,000  Sampson Creek Community                                   409,281
              Development District, Florida,
              Capital Improvement Revenue,
              Series B,
              6.30%, 05/01/2005
   1,185,000  Las Vegas Special Improvement                           1,199,030
              District No. 808-Summerlin
              Area, Nevada Local
              Improvement Bonds,
              5.375%, 06/01/2005
   9,820,000  Municipal Assistance                                   10,400,264
              Corporation, New York, Series G,
              6.00%, 07/01/2005
   1,585,000  Palm Beach County Solid Waste                           1,661,096
              Authority, Florida, Revenue
              Refunding Series A,
              5.00%, 10/01/2005
   2,060,000  Chicago, Illinois, Tax                                  2,161,846
              Increment, Allocation
              Subordinated Central Loop
              Redevelopment, Series A,
              6.50%, 12/01/2005
      65,000  Meadow Pointe III Community                                66,141
              Development District, Florida,
              Capital Improvement Revenue,
              Series 2001-1,
              5.90%, 01/01/2006
   1,265,000  Harbour Lake Estates Community                          1,291,439
              Development District, Florida,
              Special Assessment,
              6.40%, 02/01/2006
   1,120,000  Capital Region Community                                1,139,107
              Development District, Florida,
              Revenue Capital Improvement,
              Series B,
              5.95%, 05/01/2006
     375,000  Vistancia Community Facilities                            378,956
              District, Arizona,
              4.25%, 07/15/2006
   1,500,000  Connecticut State Special Tax                           1,653,990
              Obligation Revenue, Series B,
              6.00%, 09/01/2006
   1,540,000  Bella Terra Community                                   1,561,221
              Development District, Florida,
              Special Assessment,
              5.65%, 11/01/2006
   3,100,000  Dove Mountain Resort Community                          3,152,855
              Facilities District, Arizona,
              Assessment Lien,
              6.00%, 12/01/2006
   8,770,000  Village Community Development                           8,938,384
              District No. 5, Florida,
              Special Assessment Revenue,
              Series B,
              5.40%, 05/01/2007
   1,115,000  Double Branch Community                                 1,142,551
              Development District, Florida,
              Special Assessment, Series B-1,
              5.60%, 05/01/2007
   2,440,000  Vizcaya Community Development                           2,493,363
              District, Florida, Special
              Assessment,
              5.90%, 05/01/2007
   2,790,000  University Place Community                              2,854,756
              Development District, Florida,
              Special Assessment, Series B,
              6.10%, 05/01/2007
     295,000  Fishhawk Community Development                            304,732
              District, Florida, Special Assessment,
              6.65%, 05/01/2007
     355,000  Lake Powell Residential Golf                              365,760
              Community Development
              District, Florida, Special
              Assessment Revenue, Series C,
              6.70%, 05/01/2007
     730,000  Fayetteville Sales & Use Tax                              730,949
              Capital Improvement, Arkansas,
              3.20%, 06/01/2007
   1,030,000  Las Vegas Special Improvement                           1,056,265
              District No. 808-Summerlin
              Area, Nevada, Local
              Improvement Bonds,
              5.50%, 06/01/2007
     300,000  Vistancia Community Facilities                            304,434
              District, Arizona,
              4.75%, 07/15/2007


32   Sanford C. Bernstein Fund, Inc. -- 2004 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  1,095,000  Connecticut State Special Tax                      $    1,213,107
              Obligation Revenue, Series A,
              5.25%, 09/01/2007
   2,000,000  Meadow Pointe IV Community                              2,033,560
              Development District, Florida,
              Capital Improvement Revenue,
              Series B,
              5.125%, 11/01/2007
   1,255,000  Reunion East Community                                  1,286,777
              Development District, Florida,
              Special Assessment, Series B,
              5.90%, 11/01/2007
   1,670,000  North Las Vegas Local                                   1,698,206
              Improvement, Nevada Special
              Improvement District No. 60
              Aliante,
              4.25%, 12/01/2007
   5,055,000  Live Oak, Florida, Community                            5,136,082
              Development District No. 001,
              Special Assessment, Series B,
              5.30%, 05/01/2008
     485,000  Stoneybrook Community                                     494,487
              Development District, Florida,
              Capital Improvement Revenue,
              Series B,
              5.70%, 05/01/2008
   3,820,000  Narcoossee Community                                    3,914,316
              Development District, Florida,
              Special Assessment, Series B,
              5.75%, 05/01/2008
     640,000  Waterchase Community                                      649,241
              Development District, Florida,
              Capital Improvement Revenue
              Series B,
              5.90%, 05/01/2008
   2,700,000  Gateway Services Community                              2,742,012
              Development District, Florida,
              Special Assessment,
              Stoneybrook Project,
              5.50%, 07/01/2008
     400,000  Vistancia Community Facilities                            407,520
              District, Arizona,
              5.00%, 07/15/2008
  20,570,000  New York City Transitional                             22,938,636
              Finance Authority, New York,
              Future Tax Secured, Subseries D-1,
              5.00%, 11/01/2008
   3,605,000  Heritage Harbour South                                  3,682,327
              Community Development
              District, Florida, Special
              Assessment Revenue, Capital
              Improvement, Series B,
              5.40%, 11/01/2008
   1,920,000  North Las Vegas Local                                   1,960,166
              Improvement, Nevada, Special
              Improvement District No. 60 Aliante,
              4.65%, 12/01/2008
   2,345,000  Henderson, Nevada, Local                                2,356,233
              Improvement Districts No. T-14,
              4.35%, 03/01/2009
   1,440,000  Middle Village, Community                               1,446,768
              Development District, Florida,
              Special Assessment, Series C,
              5.125%, 05/01/2009
   2,495,000  Bonita Springs, Florida,                                2,616,182
              Vasari Community Development
              District Revenue, Capital
              Improvement, Series B,
              6.20%, 05/01/2009
   1,235,000  Greyhawk Landing Community,                             1,273,248
              Development District, Florida,
              Special Assessment Revenue,
              Series B,
              6.25%, 05/01/2009
     620,000  Saddlebrook Community                                     646,424
              Development District,
              Florida, Special Assessment,
              Series B,
              6.25%, 05/01/2009
  10,900,000  Tulsa County, Oklahoma,                                12,188,489
              Industrial Authority Capital
              Improvements Revenue, Series B,
              5.00%, 05/15/2009
  10,130,000  Katy, Texas, Development                               10,802,125
              Authority Revenue, Metro
              Contract, Series A,
              5.75%, 06/01/2009
   1,150,000  Illinois State Sales Tax                                1,181,476
              Revenue, Series U,
              5.00%, 06/15/2009
     500,000  Vistancia Community Facilities                            511,260
              District, Arizona,
              5.30%, 07/15/2009
   1,000,000  Connecticut State Special Tax                           1,182,900
              Obligation Series B,
              6.15%, 09/01/2009
   1,000,000  North Las Vegas Local                                   1,024,660
              Improvement, Nevada, Special
              Improvement District No. 60
              Aliante,
              5.00%, 12/01/2009
   3,655,000  New York City Transitional                              4,084,097
              Finance Authority, New York,
              Future Tax Secured, Series E,
              5.00%, 02/01/2010
   7,890,000  New York City Transitional                              8,822,046
              Finance Authority, New York,
              Future Tax, Series C,
              5.00%, 02/15/2010
   2,845,000  Harbor Bay Community                                    2,980,194
              Development District, Florida
              Capital Improvement Revenue,
              Series B,
              6.35%, 05/01/2010


                        Schedule of Investments -- Municipal Bond Portfolios  33

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$    500,000  Vistancia Community Facilities                     $      512,995
              District, Arizona,
              5.55%, 07/15/2010
   3,485,000  Clark County, Nevada, Special                           3,528,075
              Improvement District No. 142,
              5.00%, 08/01/2010
     520,000  Lakewood Ranch Community                                  542,615
              Development District No. 5,
              Florida, Special Assessment
              Revenue, Series B,
              6.00%, 05/01/2011
   1,590,000  Clark County, Nevada, Special                           1,612,021
              Improvement District No. 142,
              5.30%, 08/01/2011
   3,990,000  Venetian Community Development                          4,166,358
              District, Florida, Capital
              Improvement Revenue, Series B,
              5.95%, 05/01/2012
   2,000,000  Bonnet Creek Resort Community                           2,113,380
              Development District, Florida,
              Special Assessment,
              7.125%, 05/01/2012
   2,670,000  Miromar Lakes Community                                 2,835,326
              Development District, Florida,
              Capital Improvement Revenue,
              Series B,
              7.25%, 05/01/2012
   3,225,000  Illinois State Sales Tax                                3,830,268
              Revenue, Series Q,
              6.00%, 06/15/2012
   2,365,000  Hot Springs, Arkansas, Sales &                          2,426,301
              Use Tax, Refunding & Improvement,
              4.125%, 07/01/2012
   1,525,000  Dyer Redevelopment Authority,                           1,741,657
              Indiana, Economic Development
              Lease,
              6.875%, 07/15/2014
   2,315,000  Arizona Tourism & Sports                                2,410,447
              Authority Tax Revenue,
              Baseball Training Facilities Project,
              5.00%, 07/01/2015
   1,500,000  Arizona Tourism & Sports                                1,554,930
              Authority Tax Revenue,
              Baseball Training Facilities Project,
              5.00%, 07/01/2016
   3,561,000  Celebrate Virginia North Community                      3,617,549
              Development Authority, North,
              Special Assessment Revenue
              Project, Series B,
              6.25%, 03/01/2018
   3,600,000  Massachusetts Bay                                       4,085,928
              Transportation Authority,
              Massachusetts Sales Tax
              Revenue, Series A,
              5.25%, 07/01/2020
   2,695,000  Dyer Redevelopment Authority,                           3,014,789
              Indiana, Economic Development Lease,
              6.55%, 07/15/2020
   3,695,000  Beacon Tradeport Community                              3,878,789
              Development District, Florida,
              Industrial Project, Series B,
              7.125%, 05/01/2022
   5,000,000  Westchester Community                                   5,121,200
              Development District No. 1,
              Florida, Special Assessment,
              6.00%, 05/01/2023
   1,140,000  New York City Transitional                              1,278,453
              Finance Authority, New York,
              Future Tax Secured, Series B,
              5.25%, 02/01/2029
              (Note B, p. 40)
                                                                 ---------------
Total Special Tax
(Cost $206,446,655)                                                 212,217,060
                                                                 ---------------
Miscellaneous Tax: 0.24%
   5,325,000  Indianapolis Local Public                               6,257,035
              Improvement Bond Bank,
              Indiana, Series B,
              6.00%, 01/10/2013
                                                                 ---------------
Total Miscellaneous Tax (Cost $5,243,321)                             6,257,035
                                                                 ---------------
Total Tax Supported (Cost $670,008,511)                             691,475,805
                                                                 ---------------
================================================================================
REVENUE:                                                                 21.36%
--------------------------------------------------------------------------------
Airport Revenue: 0.03%
     800,000  Denver City & County,                                     844,104
              Colorado, Airport Revenue,
              Series A, AMT,
              7.50%, 11/15/2006
                                                                 ---------------
Total Airport Revenue (Cost $814,423)                                   844,104
                                                                 ---------------
Electric Revenue: 8.02%
   1,470,000  Energy Northwest, Washington,                           1,477,526
              Wind Project Revenue, Series A,
              4.00%, 07/01/2004
   9,915,000  Salt River Agricultural                                10,201,643
              Improvement & Power District,
              Arizona, Electric Systems
              Revenue, Refunding Salt River
              Project, Series A,
              5.00%, 01/01/2005
   5,000,000  North Carolina Eastern                                  5,103,500
              Municipal Power Agency, Power
              System Revenue, Series B,
              6.00%, 01/01/2005
   2,145,000  California Department of Water                          2,235,905
              Resources, Power Supply
              Revenue, Series A,
              5.50%, 05/01/2005


34   Sanford C. Bernstein Fund, Inc. -- 2004 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  1,530,000  Energy Northwest, Washington,                      $    1,572,243
              Wind Project Revenue, Series A,
              4.30%, 07/01/2005
  19,580,000  Long Island Power Authority,                           20,817,064
              New York Electric Systems
              Revenue, Series B,
              5.00%, 06/01/2006
   4,350,000  Salt River Agricultural                                 4,732,452
              Improvement & Power District,
              Arizona Power Distribution
              Electric Systems Revenue,
              Refunding Salt River Project,
              Series D,
              5.00%, 01/01/2007
  15,215,000  California Department of Water                         16,741,369
              Resources, Power Supply
              Revenue, Series A,
              5.50%, 05/01/2007
   7,000,000  Long Island Power Authority,                            7,576,310
              New York Electric Systems
              Revenue, Series A,
              5.00%, 06/01/2007
   3,500,000  Washington State Public Power                           3,896,655
              Supply System Revenue, Nuclear
              Project No. 3, Series B,
              5.60%, 07/01/2007
   1,000,000  San Antonio, Texas, Electric &                          1,111,970
              Gas, Power System Revenue,
              5.25%, 02/01/2008
  27,350,000  San Antonio, Texas, Electric &                         30,412,380
              Gas, Refunding,
              5.25%, 02/01/2008
  24,025,000  California Department of Water                         26,828,237
              Resources, Power Supply
              Revenue, Series A,
              5.50%, 05/01/2008
   6,080,000  Long Island Power Authority,                            6,643,494
              New York, Electric Systems
              Revenue, Series A,
              5.00%, 06/01/2008
   2,260,000  Salt River Agricultural                                 2,528,104
              Improvement & Power District,
              Arizona, Power Distribution
              Electric Systems Revenue,
              Refunding Salt River Project,
              Series A,
              5.00%, 01/01/2009
   3,775,000  North Carolina Eastern                                  4,253,179
              Municipal Power Agency, Power
              System Revenue, Series B,
              6.125%, 01/01/2009
   4,130,000  San Antonio, Texas, Electric &                          4,648,811
              Gas, Refunding Systems,
              5.25%, 02/01/2009
   8,515,000  California Department of Water                          9,603,472
              Resources, Power Supply
              Revenue, Series A,
              5.50%, 05/01/2009
   7,130,000  Salt River Agricultural                                 8,016,331
              Improvement & Power District,
              Arizona, Power Distribution
              Electric Systems Revenue,
              Refunding Salt River Project,
              Series A,
              5.00%, 01/01/2010
   2,875,000  Salt River Agricultural                                 3,232,391
              Improvement & Power District,
              Arizona, Power Distribution
              Electric Systems Revenue,
              Refunding Salt River Project,
              Series C,
              5.00%, 01/01/2010
   2,765,000  North Carolina Eastern                                  3,021,841
              Municipal Power Agency, Power
              System Revenue, Refunding,
              Series C,
              5.25%, 01/01/2011
   3,470,000  North Carolina Eastern                                  3,843,684
              Municipal Power Agency, Power
              System Revenue, Refunding,
              Series A,
              5.50%, 01/01/2011
  10,000,000  North Carolina Municipal Power                         11,201,100
              Agency No. 1, Catawba Electric
              Revenue, Series A,
              5.50%, 01/01/2012
   2,395,000  Seattle, Washington, Municipal                          2,725,175
              Light & Power Revenue,
              5.625%, 12/01/2012
   3,600,000  North Carolina Municipal Power                          4,022,856
              Agency No. 1, Catawba Electric
              Revenue, Series A,
              5.50%, 01/01/2013
     630,000  North Carolina Eastern                                    714,464
              Municipal Power Agency, Power
              System Revenue, Series D,
              6.45%, 01/01/2014
   2,345,000  Seattle, Washington, Municipal                          2,666,781
              Light & Power Revenue,
              5.625%, 12/01/2014
   1,850,000  Seattle, Washington, Municipal                          2,102,673
              Light & Power Revenue,
              5.625%, 12/01/2016
   1,880,000  North Carolina Eastern                                  2,013,969
              Municipal Power Agency, Power
              System Revenue, Series B,
              5.70%, 01/01/2017
   2,500,000  San Antonio, Texas, Electric &                          2,732,300
              Gas, Power System Revenue,
              5.375%, 02/01/2020


                        Schedule of Investments -- Municipal Bond Portfolios  35

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  4,815,000  Orlando Utilities Commission,                      $    5,236,938
              Florida, Water & Electric Revenue,
              5.25%, 10/01/2020
                                                                 ---------------
Total Electric Revenue (Cost $204,737,592)                          211,914,817
                                                                 ---------------
Health Care Revenue: 1.49%
   1,225,000  Oklahoma Development Finance                            1,178,401
              Authority Revenue, Hillcrest
              Healthcare System, Series A,
              4.70%, 08/15/2005
   1,360,000  Connecticut State, Health &                             1,368,146
              Educational Facility Authority
              Revenue, Hospital for Special
              Care, Series B,
              5.125%, 07/01/2007
   1,000,000  Oklahoma Development Finance                              893,230
              Authority Revenue, Hillcrest
              Healthcare System, Series A,
              5.00%, 08/15/2009
   2,430,000  Cuyahoga County, Ohio,                                  2,731,028
              Hospital Facilities Revenue,
              Canton Incorporated Project,
              6.75%, 01/01/2010
   3,215,000  Chattanooga Health,                                     3,477,826
              Educational & Housing Facility
              Board, Tennessee, Catholic
              Health Initiatives, Series A,
              5.375%, 12/01/2011
   1,240,000  Kentucky Economic Development                           1,342,375
              Finance Authority Revenue,
              Catholic Health Initiatives,
              Series A,
              5.375%, 12/01/2011
   2,240,000  Oklahoma Development Finance                            1,986,365
              Authority Revenue, Hillcrest
              Healthcare System, Series A,
              5.75%, 08/15/2013
   1,300,000  Chester County Health &                                 1,300,624
              Education Facilities
              Authority, Pennsylvania,
              Hospital Revenue, Chester
              County Hospital Series A,
              6.75%, 07/01/2021
   3,000,000  Allegheny County Hospital                               3,332,760
              Development Authority,
              Pennsylvania, Revenue, West
              Pennsylvania Health System,
              Series B,
              9.25%, 11/15/2022
   9,000,000  Jacksonville, Florida,                                  9,420,750
              Economic Development
              Commission, Healthcare
              Facilities Revenue, Series B,
              4.00%, 09/01/2023
              (Note B, p. 40)
  12,410,000  California Statewide                                   12,398,955
              Communities Development
              Authority Revenue, Kaiser
              Permanente, Series F,
              2.30%, 04/01/2033
              (Note B, p. 40)
                                                                 ---------------
Total Health Care Revenue (Cost $38,515,648)                         39,430,460
                                                                 ---------------
Higher Education Revenue: 0.48%
   2,660,000  Pennsylvania State University,                          2,794,170
              Revenue,
              5.00%, 08/15/2005
   1,415,000  Virginia Polytechnic Institute                          1,541,473
              & State University Revenue,
              Series A,
              5.25%, 06/01/2008
   1,165,000  Vermont Educational & Health                            1,223,669
              Buildings Financing Agency
              Revenue, Norwich University
              Project,
              5.50%, 07/01/2018
   1,230,000  University of Texas University                          1,424,254
              Revenue, Financing Systems,
              Series B,
              5.375%, 08/15/2019
   2,820,000  Massachusetts Health &                                  3,537,352
              Educational Facilities
              Authority Revenue, Harvard
              University, Series N,
              6.25%, 04/01/2020
   2,155,000  Milledgeville-Baldwin County                            2,178,252
              Development Authority,
              Georgia, Student Housing
              Revenue, Georgia College &
              State University Foundation,
              4.00%, 09/01/2032
              (Note B, p. 40)
                                                                 ---------------
Total Higher Education Revenue
(Cost $11,650,707)                                                   12,699,170
                                                                 ---------------
Tobacco Revenue: 3.17%
   7,095,000  Tobacco Settlement Financing                            7,770,160
              Corp., New York, Tobacco
              Asset-Backed Bonds, Series A-1,
              5.00%, 06/01/2008
  11,115,000  Tobacco Settlement Financing                           11,672,751
              Corp., New York, Tobacco
              Asset-Backed Bonds, Series A-1,
              5.00%, 06/01/2011
   8,590,000  Tobacco Settlement Financing                            9,071,298
              Corp., New York, Tobacco
              Asset-Backed Bonds, Series A-1,
              5.25%, 06/01/2012


36   Sanford C. Bernstein Fund, Inc. -- 2004 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  8,075,000  Tobacco Settlement Revenue                         $    7,772,753
              Management Authority, South
              Carolina, Tobacco Settlement
              Asset-Backed Bonds, Series B,
              6.00%, 05/15/2022
   5,345,000  Northern Tobacco                                        5,360,714
              Securitization Corp., Alaska
              Tobacco Settlement
              Asset-Backed Bonds,
              6.20%, 06/01/2022
  13,125,000  Tobacco Settlement Financing                           12,618,637
              Corp., Rhode Island Tobacco
              Asset-Backed Bonds, Series A,
              6.00%, 06/01/2023
   1,775,000  District of Columbia Tobacco                            1,739,074
              Settlement Financing Corp.,
              Tobacco Settlement
              Asset-Backed Bonds,
              6.25%, 05/15/2024
   9,335,000  Tobacco Settlement Authority,                           9,181,253
              Washington Tobacco Settlement
              Asset-Backed Bonds,
              6.50%, 06/01/2026
  19,090,000  Badger Tobacco Asset                                   18,503,173
              Securitization Corp.,
              Wisconsin Tobacco Settlement
              Asset-Backed Bonds,
              6.125%, 06/01/2027
                                                                 ---------------
Total Tobacco Revenue (Cost $84,004,884)                             83,689,813
                                                                 ---------------
Toll Revenue: 0.80%
  19,735,000  Triborough Bridge & Tunnel                             21,011,855
              Authority, New York, Toll
              Revenue, Series B,
              5.00%, 11/15/2020
                                                                 ---------------
Total Toll Revenue (Cost $20,551,515)                                21,011,855
                                                                 ---------------
Water/Sewer Revenue: 2.65%
  19,855,000  Logan/Todd Regional Water                              21,040,145
              Commission, Kentucky, Revenue
              Refunding,
              4.00%, 02/01/2007
   1,500,000  Florida Water Pollution                                 1,656,570
              Control Financing Corp.
              Revenue, Water Pollution Control,
              5.00%, 01/15/2008
   2,000,000  Indiana Bond Bank Revenue, Series B,                    2,201,060
              5.00%, 02/01/2008
              (Note C, p. 40)
   4,165,000  Florida Water Pollution                                 4,648,931
              Control Financing Corp.
              Revenue, Water Pollution Control,
              5.00%, 01/15/2009
   1,940,000  Massachusetts Water Pollution                           2,203,685
              Abatement Trust, Pool Program
              Bonds, Series 7,
              5.25%, 02/01/2010
   2,230,000  Texas State Water Development                           2,407,553
              Board Revenue, Revolving
              Senior Lien, Series A,
              5.50%, 07/15/2010
   1,525,000  Arizona Water Infrastructure                            1,777,372
              Finance Authority Revenue,
              Water Quality, Series A,
              5.75%, 10/01/2011
   3,620,000  Dallas, Texas, Waterworks &                             3,983,883
              Sewer System Revenue,
              5.00%, 10/01/2013
      55,000  Massachusetts Water Pollution                              63,741
              Abatement Trust, Series B,
              5.25%, 08/01/2014
   3,460,000  Massachusetts Water Pollution                           3,759,082
              Abatement Trust, New Bedford
              Program, Series A,
              5.125%, 02/01/2016
   3,450,000  Ohio State Water Development                            3,828,465
              Authority Pollution Control
              Revenue,
              5.25%, 06/01/2017
   6,850,000  Ohio State Water Development                            7,601,445
              Authority Pollution Control Revenue,
              5.25%, 12/01/2017
   3,460,000  Michigan Municipal Bond                                 3,821,120
              Authority Revenue, Drinking
              Water Revolving Fund,
              5.25%, 10/01/2018
   1,160,000  Tampa, Florida, Water & Sewer                           1,277,485
              Revenue Refunding, Series A,
              5.25%, 10/01/2018
   4,500,000  Michigan Municipal Bond                                 4,935,420
              Authority Revenue, Clean Water
              State Revolving Fund,
              5.25%, 10/01/2019
   4,325,000  Michigan Municipal Bond                                 4,755,986
              Authority Revenue, Clean Water
              State Revolving Fund,
              5.375%, 10/01/2021
                                                                 ---------------
Total Water/Sewer Revenue (Cost $67,397,230)                         69,961,943
                                                                 ---------------
Miscellaneous Revenue: 1.23%
  10,635,000  Broward County, Florida,                               10,903,640
              Resource Recovery Revenue,
              Wheelabrator Florida, Series A,
              5.00%, 12/01/2004
   6,850,000  Massachusetts State Federal                             7,345,461
              Highway, Grant Anticipation
              Notes, Series A,
              5.00%, 06/15/2006
   1,540,000  Broward County, Florida,                                1,657,625
              Resource Recovery Revenue,
              Refunding Wheelabrator South,
              Series A,
              5.00%, 12/01/2006


                        Schedule of Investments -- Municipal Bond Portfolios  37

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  2,105,000  Massachusetts State Federal                        $    2,348,717
              Highway, Grant Anticipation
              Notes, Series A,
              5.75%, 06/15/2007
   1,780,000  Chicago, Illinois, Park                                 2,093,618
              District Harbor Facilities Revenue,
              5.875%, 01/01/2013
   1,920,000  Chicago, Illinois, Park                                 2,258,285
              District Harbor Facilities Revenue,
              5.875%, 01/01/2014
   2,035,000  Chicago, Illinois, Park                                 2,393,547
              District Harbor Facilities Revenue,
              5.875%, 01/01/2015
   3,510,000  Broad Street Community                                  3,593,608
              Development Authority,
              Virginia, Revenue,
              7.125%, 06/01/2015
                                                                 ---------------
Total Miscellaneous Revenue (Cost $31,211,117)                       32,594,501
                                                                 ---------------
Industrial Development/Pollution Control
Revenue: 3.49%
   1,025,000  Richland County, South                                  1,084,573
              Carolina, Environmental
              Improvement Revenue,
              International Paper Co.
              Projects, Series A,
              4.25%, 10/01/2007
   3,000,000  Russell County, Virginia,                               3,018,570
              Industrial Development
              Authority, Pollution Control
              Revenue, Appalachian Power Co.
              Project, Series I,
              2.70%, 11/01/2007
              (Note B, p. 40)
   6,100,000  Springfield Airport Authority,                          6,503,698
              Illinois, Garrett Aviation
              Services Project,
              4.40%, 02/01/2008
   3,600,000  Chesapeake, Virginia,                                   3,789,036
              Industrial Development
              Authority Revenue, Pollution
              Control Project,
              5.25%, 02/01/2008
              (Note B, p. 40)
   1,700,000  Mashantucket Western Pequot                             1,856,077
              Tribe, Connecticut, Special
              Revenue, Sub 144A, Series B,
              5.55%, 09/01/2008
   4,280,000  Midland County, Michigan,                               4,486,767
              Economic Development Corp.,
              Pollution Control Revenue,
              Series A, AMT,
              6.875%, 07/23/2009
   2,710,000  New York State Environmental                            2,714,769
              Facilities Corp., Waste
              Management Project, Series A,
              4.00%, 05/01/2012
              (Note B, p. 40)
   4,300,000  New Jersey Economic                                     4,360,243
              Development Authority, Exempt
              Facilities Revenue, Waste
              Management, Inc. Project,
              4.00%, 11/01/2013
              (Note B, p. 40)
   3,950,000  Morehouse Parish, Louisiana,                            4,443,039
              Pollution Control Revenue,
              Refunding International Paper
              Co. Project, Series A, 5.70%, 04/01/2014
   2,070,000  North Carolina Capital                                  2,086,312
              Facilities Finance Agency,
              Exempt Facilities Revenue,
              Waste Management of Carolinas
              Project,
              4.00%, 08/01/2014
              (Note B, p. 40)
   4,435,000  Dickinson County Economic                               4,854,019
              Development Corp., Michigan,
              Environmental Improvement
              Revenue, International Paper
              Co. Project, Series A, 5.75%, 06/01/2016
   3,500,000  South Carolina Jobs Economic                            3,551,030
              Development Authority Revenue,
              Waste Management Inc. Project,
              4.10%, 11/01/2016
              (Note B, p. 40)
   3,760,000  New Hampshire State, Business                           3,944,127
              Finance Authority Pollution
              Control Revenue, Public
              Service Co., Series D,
              6.00%, 05/01/2021
              (Note B, p. 40)
     955,000  Louisiana Local Government                              1,011,269
              Environmental Facilities &
              Community Development
              Authority Revenue, Air Cargo,
              6.65%, 01/01/2025
   9,100,000  Pope County, Arkansas,                                  9,289,098
              Revenue, Refunding Entergy
              Arkansas, Inc. Project,
              5.05%, 09/01/2028
              (Note B, p. 40)
   6,190,000  Maricopa County, Arizona,                               6,190,000
              Pollution Control Revenue,
              Arizona Public Service
              Company, Series E,
              1.875%, 05/01/2029
              (Note B, p. 40)


38   Sanford C. Bernstein Fund, Inc. -- 2004 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  2,745,000  Maricopa County, Arizona,                          $    2,745,000
              Pollution Control Revenue,
              Arizona Public Service
              Company, Series F,
              1.875%, 05/01/2029
              (Note B, p. 40)
   5,055,000  Matagorda County, Texas,                                5,059,246
              Navigation District No. 1,
              Pollution Control Revenue,
              Refunding, Central Power, Series A,
              2.15%, 05/01/2030
              (Note B, p. 40)
  12,795,000  Beaver County Industrial                               13,002,023
              Development Authority, Pennsylvania,
              Pollution Control Revenue,
              Refunding Cleveland Electric Project,
              3.75%, 10/01/2030
              (Note B, p. 40)
   4,960,000  Brazos River Authority, Texas                           4,960,000
              Pollution Control Revenue, TXU
              Electric Co. Project, Series A,
              4.95%, 10/01/2030
              (Note B, p. 40)
   1,060,000  Clark County, Nevada,                                   1,056,640
              Pollution Control Revenue,
              Southern California, Series C,
              3.25%, 06/01/2031
              (Note B, p. 40)
   2,250,000  California Pollution Control                            2,252,317
              Financing Authority, Solid
              Waste Disposal Revenue,
              Republic Services Inc. Project,
              2.00%, 12/01/2033
              (Note B, p. 40)
                                                                 ---------------
Total Industrial Development/Pollution
Control Revenue (Cost $89,337,149)                                   92,257,853
                                                                 ---------------
Total Revenue (Cost $548,220,265)                                   564,404,516
                                                                 ---------------
================================================================================
ASSET-BACKED SECURITIES:                                                  1.09%
--------------------------------------------------------------------------------
Higher Education Revenue: 0.06%
   1,550,000  New Mexico Educational                                  1,665,646
              Assistance Foundation, Student
              Loan, Education Loan Senior,
              Series A3,
              4.95%, 03/01/2009
                                                                 ---------------
Total Higher Education Revenue
(Cost $1,634,081)                                                     1,665,646
                                                                 ---------------
Housing: 1.03%
   5,900,000  Rhode Island Housing &                                  6,052,397
              Mortgage Finance Corp.,
              Homeownership Opportunity
              Note, Series 39C,
              4.00%, 03/24/2005
   1,385,000  Rhode Island Housing &                                  1,419,306
              Mortgage Finance Corp.,
              Homeownership Opportunity
              Note, Series 41C,
              3.375%, 11/01/2005
   2,200,000  Minneapolis, Minnesota,                                 2,198,482
              Multifamily Revenue, Sumner
              Field Phase II LP Project,
              AIG, AMT,
              2.60%, 08/20/2008
     810,000  West Virginia State, Housing                              810,381
              Development Fund, Series D, AMT,
              3.25%, 11/01/2015
   2,150,000  Maricopa County Industrial                              2,213,081
              Development Authority,
              Arizona, Multifamily Housing
              Revenue, Steeplechase
              Apartments Project, Series B, AMT,
              6.25%, 12/01/2020
   1,635,000  Sedgwick & Shawnee Counties,                            1,734,408
              Kansas, Single-Family Revenue,
              GNMA Mortgage-Backed
              Securities Program, Series A-1, AMT,
              6.50%, 12/01/2022
              (Note B, p. 40)
   1,065,000  Jefferson Parish, Louisiana,                            1,066,225
              Home Mortgage Revenue, FNMA &
              GNMA Mortgage-Backed
              Securities, Series C-1, AMT,
              5.40%, 12/01/2024
   2,275,000  Muni Mae Trust, Certificate                             2,363,543
              Class A-5, FHLMC,
              4.80%, 07/14/2026
   1,150,000  District of Columbia Housing                            1,163,697
              Finance Agency, Single-Family
              FNMA & GNMA Mortgage Revenue,
              Series A, AMT,
              6.25%, 12/01/2028
     470,000  Oklahoma Housing Finance                                  479,104
              Agency, Single-Family
              Redevelopment, Mortgage
              Homeownership Loan, Series
              B-2, AMT,
              6.55%, 03/01/2029
   1,035,000  Missouri State Housing                                  1,074,309
              Development Commission, FNMA &
              GNMA Mortgage Revenue,
              Single-Family, Series B-2, AMT,
              6.40%, 09/01/2029
     310,000  Chicago, Illinois, Single                                 324,269
              Family Mortgage Revenue Series
              A, FNMA, GNMA,
              6.35%, 10/01/2030


                        Schedule of Investments -- Municipal Bond Portfolios  39

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  2,925,000  Multifamily Housing Revenue                        $    2,888,789
              Bond, Passthrough
              Certificates, Kansas,
              Beneficial Ownership, Series 2000-6,
              5.95%, 11/01/2033
              (Note B, below)
   3,465,000  Multifamily Housing Revenue                             3,418,326
              Bond, Passthrough
              Certificates, Washington,
              Beneficial Ownership, Series 2000-7,
              6.00%, 11/01/2033
              (Note B, below)
                                                                 ---------------
Total Housing (Cost $27,066,098)                                     27,206,317
                                                                 ---------------
Total Asset-Backed Securities
(Cost $28,700,179)                                                   28,871,963
                                                                 ---------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments
(Cost $2,530,390,196)                              99.70%        $2,634,631,956
(Note E, below)
Cash and Other Assets,
Less Liabilities                                    0.30              7,796,525
                                                --------         ---------------
Net Assets                                        100.00%        $2,642,428,481
                                                ========         ===============

======================================================================================
INTEREST RATE SWAPS
--------------------------------------------------------------------------------------

Notional                           Rate                                            Unrealized
Amount          Description      Received            Rate Paid  Termination Date   Gain/(Loss)
----------------------------------------------------------------------------------------------
$129,000,000    Interest            85.10% of        Variable*     02/03/2006      $  (79,264)
                Rate Swap        1 Month LIBOR+
  21,000,000    BMA Interest          2.75           Variable*     10/01/2008         275,372
                Rate Swap
  21,000,000    BMA Interest        Variable*          3.43%       08/01/2012        (375,209)
                Rate Swap
                                                                                   -----------
Total Interest Rate Swaps                                                          $ (179,101)
                                                                                   -----------

*Variable interest based on the BMA (Bond Market Association) Municipal Swap
 Index, which fluctuates weekly.

+Interest based on LIBOR (London Interbank Offered Rate).

--------------------------------------------------------------------------------
(A) Represents entire or partial position segregated as collateral forinterest rate swap.
(B)   Variable rate coupon, rate shown as of March 31, 2004.
(C)   When-issued security.
(D) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates. \
(E) At March 31, 2004, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $106,792,725 and gross unrealized depreciation of investments was $2,550,965, resulting in net unrealized appreciation of $104,241,760.

--------------------------------------------------------------------------------
Explanation of abbreviations:

    ACA--American Capital Access
    AIG--American International Group
    AMBAC--American Municipal Bond Assurance Corporation
    AMT--Subject to Alternative Minimum Tax
    ARCS--Auction Rate Certificate
    CPI--Consumer Price Index
    CSOB--Cowlitz Sewer Operation Board
    FGIC--Financial Guaranty Insurance Company
    FHA--Federal Housing Administration
    FHLMC--Federal Home Loan Mortgage Corp.
    FNMA--Federal National Mortgage Association
    FSA--Financial Security Assurance, Inc.
    GNMA--Government National Mortgage Association
    MBIA--Municipal Bond Investors Assurance Corporation
    MTA--Metropolitan Transportation Authority
    PSF Guaranteed--(Texas) Permanent Schools Funds
    Q-SBLF--Qualified School Bond Loan Fund
    RADIAN--Radian Group Inc.
    SCSDE--South Carolina State Department of Education


40   Sanford C. Bernstein Fund, Inc. -- 2004 Annual Report

================================================================================
  Allocation of Portfolio Net Assets at March 31, 2004:
    Alabama                                                                2.28%
    Alaska                                                                 0.55
    Arizona                                                                2.07
    Arkansas                                                               0.47
    California                                                             6.36
    Colorado                                                               2.10
    Connecticut                                                            0.97
    Delaware                                                               0.60
    Florida                                                                8.13
    Georgia                                                                1.14
    Hawaii                                                                 1.20
    Illinois                                                               4.98
    Indiana                                                                0.83
    Kansas                                                                 0.26
    Kentucky                                                               1.17
    Louisiana                                                              0.42
    Maryland                                                               1.16
    Massachusetts                                                          6.13
    Michigan                                                               3.33
    Minnesota                                                              0.34
    Missouri                                                               0.26
    Nebraska                                                               0.08
    Nevada                                                                 1.61
    New Hampshire                                                          0.71
    New Jersey                                                             2.79
    New Mexico                                                             0.24
    New York                                                              13.49
    North Carolina                                                         3.07
    Ohio                                                                   2.27
    Oklahoma                                                               0.86
    Oregon                                                                 0.10
    Pennsylvania                                                           3.39
    Rhode Island                                                           1.41
    South Carolina                                                         1.88
    Tennessee                                                              0.52
    Texas                                                                 11.27
    Utah                                                                   0.39
    Vermont                                                                0.05
    Virginia                                                               1.88
    Washington                                                             4.88
    West Virginia                                                          0.03
    Wisconsin                                                              1.18
    District of Columbia                                                   2.11
    Puerto Rico                                                            0.61
    Tax-Exempt Private Municipal Trust                                     0.13
    Cash and Other Assets, Less Liabilities                                0.30
                                                                         -------
    Total                                                                100.00%
                                                                         =======

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                        Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                         California Municipal Portfolio
                           March 31, 2004 (Unaudited)
--------------------------------------------------------------------------------
Principal Amount        Description                                Market Value*
================================================================================
TAX-EXEMPT VARIABLE-RATE DEMAND NOTES:                                    0.71%
--------------------------------------------------------------------------------
$  1,500,000  Irvine Ranch Water District,                           $1,500,000
              Consolidated Bonds Refunding,
              Series B,
              1.11%, 10/01/2004
     700,000  Irvine Ranch Water District,                              700,000
              Nos. 140-240-105-250, California,
              1.12%, 04/01/2033
   2,900,000  California State, Series A-2,                           2,900,000
              1.12%, 05/01/2033
   1,200,000  Irvine Unified School                                   1,200,000
              District, Community Facilities
              District No. 01-1, California,
              1.12%, 09/01/2038
                                                                 ---------------
Total Tax-Exempt Variable-Rate Demand Notes
(Cost $6,300,000)                                                     6,300,000
                                                                 ---------------
================================================================================
PREREFUNDED/ESCROWED:                                                     3.45%
--------------------------------------------------------------------------------
   1,000,000  Washington Suburban Sanitation                          1,008,820
              District, Maryland,
              6.60%, 06/01/2015,
              Prerefunded 06/01/2004 @ 100
   2,000,000  Los Angeles, California,                                2,036,800
              Department of Water & Power,
              California Electric Plant
              Revenue, FSA,
              5.25%, 06/15/2013,
              Prerefunded 06/15/2004 @ 101
   3,955,000  Imperial Irrigation District,                           4,148,518
              California Certificates of
              Participation, Electric System
              Project, MBIA,
              6.00%, 11/01/2015,
              Prerefunded 11/01/2004 @ 102
   1,355,000  Los Angeles County                                      1,422,059
              Metropolitan Transportation
              Authority, California Sales
              Tax Revenue, Proposition C-2nd
              Senior Series A, AMBAC,
              5.00%, 07/01/2025,
              Prerefunded 07/01/2005 @ 100
   9,515,000  San Bernardino County,                                 10,392,378
              California, Certificates of
              Participation, Medical Center
              Financing Project, Series A, MBIA,
              6.50%, 08/01/2028,
              Prerefunded 08/01/2005 @ 102

*See Note 1, page 40 in Notes to Financial Statements.


                        Schedule of Investments -- Municipal Bond Portfolios  41

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$    310,000  Burbank Redevelopment Agency,                      $      314,123
              California,
              9.25%, 12/01/2005,
              Escrowed to Maturity
   1,000,000  California State Public Works                           1,097,630
              Board, Lease Revenue,
              Department of Corrections,
              Series A, AMBAC,
              5.75%, 01/01/2012,
              Prerefunded 01/01/2006 @ 102
   1,520,000  Corona, California                                      1,712,584
              Certificates of Participation,
              8.00%, 03/01/2015,
              Prerefunded 03/01/2006 @ 100
   1,120,000  University of California                                1,240,478
              Revenue, Hospital Medical
              Center, AMBAC,
              5.75%, 07/01/2024,
              Prerefunded 07/01/2006 @ 101
     920,000  Northern California Power                               1,083,006
              Agency, Public Power Revenue
              Series A, AMBAC,
              5.80%, 07/01/2009,
              Escrowed to Maturity
   1,295,000  Los Angeles, Unified School                             1,521,651
              District, California, Series D, FGIC,
              5.625%, 07/01/2015,
              Prerefunded 07/01/2010 @ 100
   1,000,000  Kern High School District,                              1,277,510
              California,
              7.10%, 08/01/2011,
              Escrowed to Maturity
   1,000,000  Pittsburg Redevelopment                                 1,532,310
              Agency, California Residential
              Mortgage Revenue,
              9.60%, 06/01/2016,
              Escrowed to Maturity
   1,615,000  Metropolitan Water District of                          1,897,803
              Southern California,
              Waterworks Revenue Series A,
              5.75%, 07/01/2021,
              Escrowed to Maturity
                                                                 ---------------
Total Prerefunded/Escrowed
(Cost $29,312,675)                                                   30,685,670
                                                                 ---------------
================================================================================
INSURED:                                                                 51.08%
--------------------------------------------------------------------------------
   5,000,000  San Jose Redevelopment Agency,                          5,033,000
              California, Tax Allocation,
              Merged Area Redevelopment
              Project, MBIA,
              3.00%, 08/01/2004
              (Note A, p. 52)
   1,015,000  Covina Valley Unified School                            1,026,581
              District, California, Series A, FSA,
              4.50%, 08/01/2004
   1,365,000  Rancho Water District                                   1,382,772
              Financing Authority,
              California Revenue, Series A, FSA,
              5.00%, 08/01/2004
   1,835,000  Los Angeles, California,                                1,861,516
              Harbor Department Revenue,
              AMBAC,
              5.50%, 08/01/2004
   1,960,000  Gateway Economic Development                            1,992,222
              Corp., Greater Cleveland,
              Ohio, Excise Tax Revenue, FSA,
              5.125%, 09/01/2004
   1,600,000  Irvine Public Facilities &                              1,613,328
              Infrastructure Authority,
              California, Assessment
              Revenue, Series B, AMBAC,
              3.00%, 09/02/2004
   1,000,000  Oakland Joint Powers Financing                          1,019,710
              Authority, California, Lease
              Revenue, AMBAC,
              5.00%, 10/01/2004
  11,530,000  San Joaquin Hills                                      11,435,569
              Transportation Corridor
              Agency, California, Toll Road
              Revenue, Capital Appreciation
              Refunding Series A, MBIA,
              0.00%, 01/15/2005
   3,300,000  Industry Urban Development                              3,438,600
              Agency, California, MBIA,
              5.00%, 05/01/2005
   3,225,000  East Bay Delta Housing &                                3,337,617
              Finance Agency, California,
              Lease Revenue, MBIA,
              4.25%, 06/01/2005
   1,900,000  Association of Bay Area                                 1,988,350
              Governments, California, Bay
              Area Rapid Transit, Series A,
              AMBAC,
              5.00%, 06/15/2005
   1,270,000  Los Angeles, California,                                1,303,020
              Series A, MBIA,
              3.00%, 09/01/2005
   8,080,000  Industry Urban Development                              8,668,547
              Agency, California, MBIA,
              5.00%, 05/01/2006
   1,535,000  Long Beach, California, Harbor                          1,559,698
              Revenue, Series A, FGIC,
              2.50%, 05/15/2006
   3,015,000  Puerto Rico Electric Power                              3,341,374
              Authority, Power Revenue,
              Refunding Series Y, MBIA,
              6.50%, 07/01/2006
   1,000,000  Virgin Islands Public Finance                           1,077,200
              Authority Revenue, Federal
              Highway Reimbursement Loan
              Note, FSA,
              5.00%, 09/01/2006


42   Sanford C. Bernstein Fund, Inc. -- 2004 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  2,030,000  Los Angeles, California,                           $    2,207,097
              Certificates of Participation,
              Equipment & Real Estate
              Property Program, Series AU, MBIA,
              5.00%, 10/01/2006
   1,940,000  Southern California Public                              2,113,281
              Power Authority, Power Project
              Revenue Refunding, San Juan,
              Unit 3, Series A, FSA,
              5.00%, 01/01/2007
   6,960,000  California Department of                                7,409,059
              Transportation, Revenue,
              Federal Highway Grant
              Anticipation Bonds, Series A, AMBAC,
              4.00%, 02/01/2007
     810,000  San Jose, California, Airport                             871,560
              Revenue, FGIC,
              5.875%, 03/01/2007
   7,320,000  Industry Urban Development                              8,039,995
              Agency, California, MBIA,
              5.00%, 05/01/2007
   1,130,000  Long Beach, California, Harbor                          1,160,454
              Revenue, Series A, FGIC,
              3.00%, 05/15/2007
   8,240,000  East Bay Municipal Utility                              8,832,868
              District, California, Water
              Systems Revenue, Refunding, FSA,
              4.00%, 06/01/2007
  13,075,000  Association of Bay Area                                14,432,185
              Governments, California, Bay
              Area Rapid Transit, Series A, AMBAC,
              5.00%, 06/15/2007
   3,960,000  San Francisco City & County,                            4,463,078
              California, Refunding,
              Series 1, FGIC,
              5.75%, 06/15/2007
   8,590,000  Los Angeles, California,                                9,092,944
              Convention & Exhibition Center
              Authority, Lease Revenue,
              Series A, AMBAC,
              3.50%, 08/15/2007
   8,800,000  Southern California Public                              9,746,264
              Power Authority, Power Project
              Revenue Refunding, San Juan,
              Unit 3, Series A, FSA,
              5.00%, 01/01/2008
   3,050,000  San Jose, California, Airport                           3,331,972
              Revenue Refunding, Series B,
              FSA, AMT,
              5.00%, 03/01/2008
   2,135,000  San Diego County Regional                               2,359,025
              Transportation Authority,
              California Sales Tax Revenue,
              Series A, FGIC,
              4.75%, 04/01/2008
   2,360,000  San Diego County Regional                               2,652,664
              Transportation Authority,
              California, Sales Tax Revenue,
              Series A, FGIC,
              5.25%, 04/01/2008
   3,885,000  Long Beach, California, Harbor                          4,142,964
              Revenue, MBIA, AMT,
              6.00%, 05/15/2008
   2,500,000  Puerto Rico Public Building                             2,854,100
              Authority, Revenue Guaranteed
              Series L, FSA,
              5.60%, 07/01/2008
   1,000,000  Riverside, California, Sewer                            1,199,120
              Revenue, FGIC,
              7.00%, 08/01/2008
   1,510,000  Castaic Lake Water Agency,                              1,822,706
              California, Certificates of
              Participation, Water System
              Improvement Project, Series A, MBIA,
              7.25%, 08/01/2008
   9,300,000  Los Angeles, California                                10,470,777
              Certificates of Participation,
              Equipment & Real Estate
              Property Program, Series AU, MBIA,
              5.00%, 10/01/2008
   9,000,000  Los Angeles County,                                    10,172,970
              California, Public Works
              Financing Authority, AMBAC,
              5.50%, 10/01/2008
   4,510,000  University of California                                5,093,459
              Revenue, Series A, AMBAC,
              5.00%, 05/15/2009
   1,000,000  Redding Joint Powers Financing                          1,188,290
              Authority, California,
              Electric System Revenue,
              Series A, MBIA,
              6.25%, 06/01/2009
   1,140,000  Florida State Department of                             1,292,395
              Environmental Protection
              Preservation Revenue, Florida
              Forever, Series C, AMBAC,
              5.25%, 07/01/2009
   4,960,000  Northern California Power                               5,798,637
              Agency, Geothermal Project
              No. 3, Series A, AMBAC, 5.80%, 07/01/2009
   1,100,000  South Orange County Public                              1,398,573
              Finance Authority, California,
              Special Tax Revenue, Foothill
              Area, Series C, FGIC,
              8.00%, 08/15/2009
   5,130,000  California State, Refunding, FSA,                       5,812,495
              5.25%, 02/01/2010


                        Schedule of Investments -- Municipal Bond Portfolios  43

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$    600,000  Los Angeles, California                            $      653,556
              Department of Airports,
              Airport Revenue, FGIC, AMT,
              5.80%, 05/15/2010
   2,000,000  Puerto Rico Commonwealth, FGIC,                         2,294,660
              5.25%, 07/01/2010
   1,635,000  Pomona Public Financing                                 1,837,462
              Authority, California,
              Revenue, Merged Redevelopment
              Project, Series AH, AMBAC,
              5.00%, 02/01/2011
   4,235,000  Saint Petersburg, Florida,                              4,765,010
              Public Improvement Revenue, MBIA,
              5.00%, 02/01/2011
   1,000,000  Kern High School District,                              1,201,460
              California, Series A, MBIA,
              6.30%, 02/01/2011
   2,145,000  San Francisco City & County,                            2,311,817
              California, Airport
              Commission, International
              Airport Revenue, Second Series
              10A, MBIA, AMT,
              5.45%, 05/01/2012
   4,630,000  University of California,                               5,231,668
              Revenue, Series B, AMBAC,
              5.00%, 05/15/2012
   9,025,000  Puerto Rico Electric Power                             10,383,353
              Authority, Power Revenue,
              Refunding, Series KK, FSA,
              5.25%, 07/01/2012
   5,930,000  M S R Public Power Agency,                              6,572,456
              California, San Juan Project,
              Refunding, Series G, MBIA,
              5.30%, 07/01/2012
   1,075,000  Rancho Water District                                   1,241,281
              Financing Authority,
              California Revenue, Series A, FSA,
              5.50%, 08/01/2012
   2,500,000  Northern Mariana Islands,                               2,771,725
              Commonwealth of, Series A, ACA,
              6.00%, 06/01/2014
   1,195,000  Culver City Redevelopment                               1,398,879
              Finance Authority, California,
              Tax Allocation, AMBAC,
              5.50%, 11/01/2014
   1,000,000  Santa Clara, Redevelopment                              1,033,500
              Agency California, Tax
              Allocation, Bayshore North
              Project, MBIA,
              5.00%, 06/01/2015
   8,785,000  Los Angeles Unified School                             10,093,614
              District, California, Election
              of 1997, Series E, MBIA,
              5.50%, 07/01/2015
   1,000,000  San Jose Redevelopment Agency,                          1,213,180
              California, Tax Allocation,
              Merged Area Redevelopment
              Project, MBIA,
              6.00%, 08/01/2015
   2,380,000  Antioch Public Finance                                  2,674,049
              Authority, California, Lease
              Revenue, Municipal Facilities
              Project, Series B, MBIA,
              5.50%, 01/01/2016
   1,430,000  San Mateo County                                        1,672,428
              Transportation District
              California, Series A, MBIA,
              5.50%, 06/01/2016
   5,225,000  California State Public Works                           5,998,509
              Board, Lease Revenue,
              Department of Health Services,
              Series A, MBIA,
              5.75%, 11/01/2016
   2,685,000  Northern California Power                               2,880,790
              Agency, Public Power Revenue,
              Hydroelectric Project No. 1,
              Series A, MBIA,
              5.00%, 07/01/2017
   1,000,000  California Special Districts                            1,167,230
              Association Finance Corp.,
              Certificates of Participation,
              Series Z, FSA,
              5.50%, 08/01/2017
   1,460,000  Santa Fe Springs, California,                           1,626,615
              Community Development
              Commission, Refunding,
              Series A, MBIA,
              5.375%, 09/01/2017
   3,130,000  Long Beach Bond Finance                                 3,358,772
              Authority, California, Lease
              Revenue, Civic Center Project,
              Series A, MBIA,
              5.00%, 10/01/2017
   7,495,000  San Bernardino County,                                  8,364,195
              California, Certificates of
              Participation, West Valley
              Detention Center, Refunding,
              Series A, MBIA,
              5.25%, 11/01/2017
   1,210,000  Culver City, Redevelopment                              1,373,144
              Agency, California, Tax
              Allocation Redevelopment
              Project A, MBIA,
              5.50%, 11/01/2017
   6,390,000  Santa Clara County Financing                            6,868,036
              Authority, California, Lease
              Revenue, Series A, AMBAC,
              5.00%, 11/15/2017


44   Sanford C. Bernstein Fund, Inc. -- 2004 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  5,930,000  Sacramento City Financing                          $    6,710,744
              Authority, California, Revenue
              Capital Improvement, Series A,
              AMBAC,
              5.50%, 12/01/2017
   2,420,000  San Francisco City & County,                            2,546,663
              California, Airport
              Commission, International
              Airport Revenue, Second Series
              15A, FSA, AMT,
              5.00%, 05/01/2018
   2,000,000  Los Angeles, California,                                2,198,100
              Department of Water & Power,
              Power System, Series A, FSA,
              5.25%, 07/01/2018
   5,000,000  Los Angeles, California,                                5,554,150
              Department of Water & Power,
              Power System, Series A, MBIA,
              5.375%, 07/01/2018
   2,000,000  Los Altos School District,                              2,142,800
              California, Series B, MBIA,
              5.00%, 08/01/2018
   2,075,000  Anaheim Public Financing                                2,219,213
              Authority, California,
              Electric System Revenue,
              Distribution Facilities, MBIA,
              5.00%, 10/01/2018
   1,500,000  Imperial Irrigation District,                           1,605,600
              California, Electric System
              Revenue, MBIA,
              5.00%, 11/01/2018
   1,000,000  Culver City, Redevelopment                              1,137,530
              Agency, California, Tax
              Allocation Redevelopment
              Project A, MBIA,
              5.50%, 11/01/2018
   5,000,000  California State Department of                          5,527,450
              Water Resources, Water
              Systems, Series Y, FGIC,
              5.25%, 12/01/2018
   1,440,000  Sacramento City Financing                               1,609,258
              Authority, California,
              Revenue, City Hall &
              Redevelopment Projects,
              Series A, FSA,
              5.375%, 12/01/2018
   3,830,000  Los Angeles, California,                                4,180,024
              Sanitation Equipment Charge
              Revenue, Series A, FSA,
              5.25%, 02/01/2019
   5,035,000  Anaheim Union High School                               5,569,465
              District, California, Series A, FSA,
              5.375%, 08/01/2019
   1,000,000  Antelope Valley Union High                              1,113,420
              School District, California,
              Series A, MBIA,
              5.375%, 08/01/2019
   1,185,000  Tahoe-Truckee Unified School                            1,376,710
              District, California, MBIA,
              5.50%, 08/01/2019
   1,000,000  Long Beach Bond Finance                                 1,096,010
              Authority, California, Lease
              Revenue, Public Safety
              Facilities Projects, AMBAC,
              5.25%, 11/01/2019
   2,815,000  Los Angeles County,                                     3,224,780
              California, Certificates of
              Participation, Antelope Valley
              Courthouse, Series A, AMBAC,
              5.75%, 11/01/2019
   2,630,000  California State Public Works                           2,869,488
              Board, Lease Revenue,
              Department of Corrections,
              State Prison, Series A, AMBAC,
              5.00%, 12/01/2019
   5,000,000  California State Department of                          5,487,000
              Water Resources, Water
              Systems, Series Y, FGIC,
              5.25%, 12/01/2019
   4,525,000  Los Angeles, California,                                4,901,661
              Sanitation Equipment Charge
              Revenue, Series A, FSA,
              5.25%, 02/01/2020
   2,050,000  Pasadena Unified School                                 2,177,551
              District, California, Series B, FGIC,
              5.00%, 07/01/2020
   6,295,000  Los Angeles, California,                                6,916,946
              Department of Water & Power,
              Power System, Series A, MBIA,
              5.375%, 07/01/2020
   3,475,000  Ventura County Community                                3,715,088
              College District, California,
              Series A, MBIA,
              5.00%, 08/01/2020
   1,900,000  Gilroy Unified School                                   2,075,465
              District, California, FGIC,
              5.25%, 08/01/2020
   6,340,000  University of California,                               6,830,209
              Multipurpose Projects,
              Revenue, Series E, MBIA,
              5.125%, 09/01/2020
   1,000,000  Fontana Public Financing                                1,086,860
              Authority, California, Tax
              Allocation Revenue, North
              Fontana Redevelopment Project,
              Series A, FSA,
              5.25%, 09/01/2020
   1,000,000  San Mateo County Community                              1,101,040
              College District, California,
              2001 Election, Series A, FGIC,
              5.375%, 09/01/2020


                        Schedule of Investments -- Municipal Bond Portfolios  45

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  2,075,000  Walnut Public Financing                            $    2,306,964
              Authority, California, Tax
              Allocation Revenue, AMBAC,
              5.375%, 09/01/2020
   1,100,000  Mammoth Unified School                                    477,180
              District, California, Capital
              Appreciation, MBIA,
              0.00%, 08/01/2021
   1,800,000  San Francisco City & County,                            1,894,914
              California, Public Utilities
              Commission, Waterworks Revenue,
              Series A, FSA,
              5.00%, 11/01/2021
   1,050,000  Long Beach Bond Finance                                 1,138,084
              Authority, California, Lease
              Revenue, Public Safety
              Facilities Projects, AMBAC,
              5.25%, 11/01/2021
   1,100,000  Sacramento County Sanitation                            1,279,971
              District Financing Authority,
              California, Revenue, FSA,
              5.50%, 12/01/2021
   1,000,000  Mammoth Unified School                                    407,510
              District, California, Capital
              Appreciation, MBIA,
              0.00%, 08/01/2022
   1,440,000  Anaheim Union High School                               1,513,930
              District, California,
              Series A, FSA,
              5.00%, 08/01/2022
   3,050,000  California State University                             3,250,995
              Headquarters Building
              Authority, Lease Revenue,
              Series B, MBIA,
              5.25%, 09/01/2022
   1,715,000  Long Beach Bond Finance                                 1,848,581
              Authority, California, Lease
              Revenue, Public Safety
              Facilities Projects, AMBAC,
              5.25%, 11/01/2022
   1,560,000  California State Department of                          1,681,025
              Water Resources, Water
              Revenue, Series W, FSA,
              5.25%, 12/01/2022
   1,240,000  San Diego Community College                             1,301,740
              District, California, Election
              of 2002, Series A, FSA,
              5.00%, 05/01/2023
   1,700,000  San Diego Unified School                                1,785,867
              District, California,
              Series C, FSA,
              5.00%, 07/01/2023
   2,000,000  William S. Hart Union High                              2,102,540
              School District, California,
              Series A, MBIA,
              5.00%, 09/01/2023
   7,600,000  California State Department of                          7,978,784
              Water Resources, Central
              Valley Project, Water Systems,
              Series AA, FGIC,
              5.00%, 12/01/2023
   3,450,000  San Francisco City & County,                            3,589,242
              California, Airport
              Commission, International
              Airport Revenue, Second
              Series 16B, FSA,
              5.00%, 05/01/2024
   2,320,000  Azusa Unified School District,                          2,416,790
              California, FSA,
              5.00%, 07/01/2024
   1,140,000  California State, MBIA,                                 1,192,041
              5.00%, 08/01/2024
   1,230,000  Gateway Unified School                                  1,286,826
              District, California, MBIA,
              5.00%, 08/01/2024
   9,995,000  Los Angeles Community College                          10,372,611
              District, California, Series
              A, MBIA,
              5.00%, 06/01/2026
  30,000,000  Puerto Rico Commonwealth                               33,716,100
              Highway & Transportation
              Authority, Highway Revenue,
              Refunding, Series AA, FSA,
              5.00%, 07/01/2026
              (Note B, p. 52)
   7,525,000  Long Beach, California Harbor                           7,548,553
              Revenue Series A, MBIA,
              4.00%, 05/15/2027
              (Note B, p. 52)
   4,125,000  Long Beach, California Harbor                           4,138,365
              Revenue Series B, MBIA,
              4.00%, 05/15/2027
              (Note B, p. 52)
     410,000  California Housing Finance                                412,218
              Agency, Home Mortgage Revenue,
              Series I, MBIA, AMT,
              4.95%, 08/01/2028
   3,790,000  California Housing Finance                              1,130,633
              Agency, Home Mortgage Revenue,
              Series B, MBIA, AMT,
              0.00%, 08/01/2029
   5,000,000  Santa Clara Valley                                      5,295,750
              Transportation Authority,
              California, Sales Tax Revenue,
              Measure A, AMBAC,
              4.00%, 04/01/2036
              (Note B, p. 52)


46   Sanford C. Bernstein Fund, Inc. -- 2004 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  2,245,000  San Jose Financing Authority,                      $    2,402,577
              California, Lease Revenue,
              Civic Center Project,
              Series C, AMBAC,
              5.00%, 06/01/2039
              (Note B, p. 52)
                                                                 ---------------
Total Insured (Cost $432,171,770)                                   454,468,441
                                                                 ---------------
================================================================================
TAX SUPPORTED:                                                           19.13%
--------------------------------------------------------------------------------
State General Obligations: 7.21%
   2,890,000  California State,                                       2,945,286
              6.10%, 09/01/2004
   3,055,000  California State,                                       3,252,597
              6.20%, 09/01/2005
     785,000  California State,                                         824,132
              4.00%, 02/01/2008
   1,200,000  California State,                                       1,305,336
              5.00%, 03/01/2008
   2,985,000  California State,                                       3,127,563
              4.00%, 02/01/2009
   5,400,000  California State,                                       5,898,042
              5.00%, 02/01/2009
   1,675,000  California State,                                       1,830,205
              5.00%, 02/01/2010
   2,420,000  California State,                                       2,772,909
              5.75%, 10/01/2010
   5,000,000  Maryland State, Capital                                 5,743,900
              Improvement State & Local
              Facilities, 1A,
              5.25%, 03/01/2011
   2,205,000  California State,                                       2,394,917
              5.00%, 02/01/2012
   1,000,000  Maryland State, Capital                                 1,166,340
              Improvement State & Local
              Facilities, Series A,
              5.50%, 03/01/2012
   4,230,000  Puerto Rico Commonwealth,                               4,645,513
              Refunding Public Improvement,
              Series C,
              5.00%, 07/01/2018
              (Note B, p. 52)
   1,870,000  California State,                                       1,983,509
              5.25%, 09/01/2018
  12,240,000  California State,                                      12,593,369
              5.00%, 02/01/2020
   2,045,000  California State,                                       2,143,344
              5.25%, 09/01/2020
  10,060,000  California State,                                      10,529,601
              5.25%, 10/01/2020
   1,000,000  California State,                                       1,007,150
              5.00%, 10/01/2023
                                                                 ---------------
Total State General Obligations
(Cost $63,630,829)                                                   64,163,713
                                                                 ---------------
Local General Obligations: 5.90%
   4,940,000  New York City, New York,                                5,433,209
              Series G,
              5.00%, 08/01/2010
   3,920,000  Gwinnett County, School                                 4,420,898
              District, Georgia, Refunding,
              5.00%, 02/01/2011
   2,200,000  Los Angeles Unified School                              2,495,020
              District, California, Series A, MBIA,
              5.00%, 07/01/2011
  15,260,000  New York City, New York,                               16,705,885
              Series G,
              5.00%, 08/01/2011
   5,450,000  Gwinnett County, School                                 6,147,981
              District, Georgia, Refunding,
              5.00%, 02/01/2012
   5,000,000  Los Angeles Unified School                              5,748,650
              District, California, Series A, MBIA,
              5.25%, 07/01/2012
   1,145,000  Los Gatos-Saratoga Joint Union                          1,300,697
              High School District,
              California, Election of 1998,
              Series B,
              5.75%, 12/01/2019
   1,440,000  Los Angeles Unified School                              1,571,990
              District, California, Series A, FSA,
              5.25%, 07/01/2020
   2,210,000  Salinas Union High School                               2,417,210
              District, California, Series A, FGIC,
              5.25%, 10/01/2020
   1,325,000  Los Gatos-Saratoga Joint Union                          1,502,643
              High School District,
              California, Election of 1998,
              Series B,
              5.75%, 12/01/2020
   2,420,000  Salinas Union High School                               2,631,000
              District, California, Series A, FGIC,
              5.25%, 10/01/2021
   2,000,000  San Diego Unified School                                2,141,720
              District, California, Capital
              Appreciation, Election of 1998,
              Series D, FGIC,
              5.25%, 07/01/2025
                                                                 ---------------
Total Local General Obligations
(Cost $52,043,169)                                                   52,516,903
                                                                 ---------------
Tax Lease: 1.08%
   3,360,000  Los Angeles County,                                     3,366,854
              California, Capital Asset
              Leasing Corp., Lease Revenue,
              Series A,
              3.00%, 06/01/2004
     310,000  Puerto Rico Urban Renewal &                               311,011
              Housing Corp.,
              7.875%, 10/01/2004


                        Schedule of Investments -- Municipal Bond Portfolios  47

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$    860,000  Gilroy Unified School                              $      885,998
              District, California,
              Certificates of Participation,
              5.85%, 07/01/2008
   2,590,000  Taft Public Financing                                   2,828,979
              Authority, California, Lease
              Revenue, Community
              Correctional Facility Project A,
              5.95%, 01/01/2011
   2,000,000  Sacramento Finance Authority,                           2,233,500
              California, Lease Revenue,
              Series B,
              5.40%, 11/01/2020
                                                                 ---------------
Total Tax Lease (Cost $8,946,366)                                     9,626,342
                                                                 ---------------
Special Tax: 4.94%
   1,150,000  New Jersey State                                        1,159,522
              Transportation Trust Fund
              Authority, Transportation
              Systems, Series A,
              5.25%, 06/15/2004
     365,000  Vacaville, California,                                    365,679
              Improvement Bond Act 1915,
              Refunding & Improvement
              Consolidated Reassessment,
              Series A,
              3.40%, 09/02/2004
     200,000  Chula Vista, California,                                  202,508
              Community Facilities District,
              Special Tax, No. 06-1 Eastlake
              Woods Area, Series A,
              2.90%, 09/01/2005
     645,000  Vacaville, California,                                    656,862
              Improvement Bond Act 1915,
              Refunding & Improvement
              Consolidated Reassessment,
              Series A,
              3.95%, 09/02/2005
     515,000  Contra Costa County,                                      534,647
              California, Improvement Bond
              Act 1915,
              5.45%, 09/02/2005
   1,760,000  South Tahoe, California, Joint                          1,771,440
              Powers Financing Authority,
              Bond Anticipation Notes,
              Redevelopment Project 1-B,
              3.50%, 10/01/2005
     200,000  Etiwanda School District,                                 202,922
              California, Refunding
              Community Facilities District No. 3,
              3.90%, 08/01/2006
   4,270,000  Santa Clara County Financing                            4,582,350
              Authority, California, Special
              Obligation Measure B,
              Transportation Improvement
              Program,
              5.00%, 08/01/2006
     500,000  Chula Vista, California,                                  503,545
              Community Facilities District
              Special Tax, No. 06-1 Eastlake
              Woods Area, Series A,
              3.60%, 09/01/2006
   1,075,000  Riverside, California                                   1,073,484
              Improvement Bond Act of 1915,
              Canyon Springs Assessment,
              2.40%, 09/02/2006
     665,000  Vacaville, California,                                    676,711
              Improvement Bond Act 1915,
              Refunding & Improvement
              Consolidated Reassessment,
              Series A,
              4.25%, 09/02/2006
     275,000  Salinas Public Financing                                  283,442
              Authority, California, Revenue
              Refunding Assessment
              Districts, Refinancing
              Subordinated, Series B,
              4.75%, 09/02/2006
   1,665,000  North Las Vegas, Nevada,                                1,685,912
              Special Improvement District
              No. 60 Aliante,
              3.90%, 12/01/2006
   1,815,000  Henderson, Nevada, Local                                1,820,409
              Improvement Districts No. T-14,
              3.75%, 03/01/2007
     350,000  Etiwanda School District,                                 357,599
              California, Refunding
              Community Facilities District No. 3,
              4.25%, 08/01/2007
   1,420,000  Fishhawk Community Development                          1,442,621
              District No. 2, Florida,
              Special Assessment Revenue,
              Series B,
              5.00%, 11/01/2007
   1,180,000  Reunion East Community                                  1,191,422
              Development District, Florida,
              Special Assessment,
              5.20%, 11/01/2007
   1,000,000  Vizcaya Community Development                           1,011,600
              District, Florida, Special
              Assessment, Series B,
              5.40%, 11/01/2007
   2,200,000  Village Community Development                           2,221,692
              District No. 5, Florida,
              Special Assessment Revenue,
              Series B,
              5.00%, 05/01/2008
     925,000  Villasol Community Development                            943,333
              District, Florida, Special
              Assessment Revenue, Series B,
              5.375%, 05/01/2008


48   Sanford C. Bernstein Fund, Inc. -- 2004 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$    480,000  Etiwanda School District,                          $      491,712
              California, Refunding
              Community Facilities District No. 3,
              4.50%, 08/01/2008
     565,000  Chula Vista, California,                                  571,091
              Community Facilities District
              Special Tax, No. 06-1 Eastlake
              Woods Area, Series A,
              4.25%, 09/01/2008
     375,000  Salinas Public Financing                                  386,250
              Authority, California,
              Revenue, Refunding Assessment
              Districts, Refinancing
              Subordinated, Series B,
              4.75%, 09/02/2008
   2,250,000  Seven Oaks Community                                    2,294,033
              Development District No. 2,
              Florida, Special Assessment
              Revenue, Series B,
              5.30%, 11/01/2008
   1,000,000  Middle Village Community                                1,004,670
              Development District, Florida,
              Special Assessment, Series B,
              5.00%, 05/01/2009
     495,000  Etiwanda School District,                                 505,251
              California, Refunding
              Community Facilities District No. 3,
              4.70%, 08/01/2009
     680,000  Chula Vista, California,                                  689,064
              Community Facilities District
              Special Tax, No. 06-1 Eastlake
              Woods Area, Series A,
              4.60%, 09/01/2009
     295,000  Salinas Public Financing                                  304,284
              Authority, California, Revenue
              Refunding Assessment
              Districts, Refinancing
              Subordinated Series B,
              5.00%, 09/02/2009
   2,300,000  Meadow Pointe III Community                             2,293,813
              Development District,
              Florida, Capital Improvement
              Revenue, Series 2004-1,
              4.80%, 11/01/2009
   1,470,000  Gateway Services Community                              1,496,019
              Development District, Florida,
              Special Assessment, Sun City
              Center, Fort Myers Project,
              Series B,
              5.50%, 05/01/2010
     470,000  Etiwanda School District,                                 480,082
              California, Refunding
              Community Facilities District No. 3,
              4.80%, 08/01/2010
   1,000,000  Sterling Hill Community                                 1,013,920
              Development District, Florida,
              Capital Improvement Revenue,
              Series B,
              5.50%, 11/01/2010
   1,000,000  Concorde Estates Community                                989,410
              Development District, Florida,
              Capital Improvement Revenue,
              Series B,
              5.00%, 05/01/2011
   2,000,000  Clark County, Nevada, Special                           2,027,700
              Improvement District No. 142,
              5.30%, 08/01/2011
     310,000  Salinas Public Financing                                  319,858
              Authority, California, Revenue
              Refunding, Assessment
              Districts, Refinancing
              Subordinated, Series B,
              5.25%, 09/02/2011
   2,125,000  Venetian Community Development                          2,218,925
              District, Florida, Capital
              Improvement Revenue, Series B,
              5.95%, 05/01/2012
   1,600,000  Fiddlers Creek Community                                1,624,768
              Development District No. 2,
              Florida, Special Assessment
              Revenue, Series B,
              5.75%, 05/01/2013
   1,250,000  Celebrate Community                                     1,269,850
              Development Authority,
              Virginia, Special Assessment
              Revenue, North Virginia
              Project, Series B,
              6.25%, 03/01/2018
   1,175,000  Beacon Tradeport Community                              1,233,445
              Development District, Florida,
              Industrial Project, Series B,
              7.125%, 05/01/2022
                                                                 ---------------
Total Special Tax (Cost $43,272,572)                                 43,901,845
                                                                 ---------------
Total Tax Supported (Cost $167,892,936)                             170,208,803
                                                                 ---------------
================================================================================
REVENUE:                                                                 23.64%
--------------------------------------------------------------------------------
Airport Revenue: 0.07%
     500,000  Denver City & County,                                     615,870
              Colorado, Airport Revenue,
              Series D, AMT,
              7.75%, 11/15/2013
                                                                 ---------------
Total Airport Revenue (Cost $490,078)                                   615,870
                                                                 ---------------
Electric Revenue: 9.82%
  17,400,000  Los Angeles, California,                               18,899,880
              Department of Water & Power
              Revenue, Power Systems, Series
              A, Subseries A-1,
              4.50%, 07/01/2007


                        Schedule of Investments -- Municipal Bond Portfolios  49

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  3,440,000  San Antonio, Texas, Electric &                     $    3,872,133
              Gas,
              5.25%, 02/01/2009
  19,000,000  California State Department of                         21,428,770
              Water Resources, Power Supply
              Revenue, Series A,
              5.50%, 05/01/2009
  13,525,000  Los Angeles, California,                               15,245,921
              Department of Water & Power
              Revenue, Power Systems, Series
              A, Subseries A-1,
              5.00%, 07/01/2009
  21,165,000  California State Department of                         24,029,047
              Water Resources, Power Supply
              Revenue, Series A,
              5.25%, 05/01/2010
   3,580,000  North Carolina Eastern                                  3,851,758
              Municipal Power Agency, Power
              Systems Revenue, Refunding,
              Series C,
              5.30%, 01/01/2015
                                                                 ---------------
Total Electric Revenue (Cost $84,707,675)                            87,327,509
                                                                 ---------------
Health Care Revenue: 1.46%
   1,195,000  Association of Bay Area                                 1,212,459
              Governments Finance Authority
              for Nonprofit Corp.,
              California, Revenue, San Diego
              Hospital Associates, Series A,
              6.00%, 08/15/2004
   3,045,000  California Statewide                                    3,122,983
              Communities Development
              Authority, Revenue, Kaiser
              Permanente, Series C,
              3.70%, 11/01/2029
              (Note B, p. 52)
   3,455,000  California Statewide                                    3,603,254
              Communities Development
              Authority Revenue, Kaiser
              Permanente, Series C,
              3.85%, 08/01/2031
              (Note B, p. 52)
   5,085,000  California Statewide                                    5,080,474
              Communities Development
              Authority Revenue, Kaiser
              Permanente, Series F,
              2.30%, 04/01/2033
              (Note B, p. 52)
                                                                 ---------------
Total Health Care Revenue (Cost $12,813,488)                         13,019,170
                                                                 ---------------
Higher Education Revenue: 1.28%
   1,280,000  University of California,                               1,373,568
              Revenue, Series A,
              5.00%, 05/15/2006
   2,105,000  California Educational                                  2,342,886
              Facilities Authority Revenue,
              University of the Pacific,
              5.50%, 11/01/2018
   7,575,000  CSUCI Financing Authority                               7,624,995
              Revenue, California, Rental Housing,
              3.375%, 08/01/2031
              (Note B, p. 52)
                                                                 ---------------
Total Higher Education Revenue
(Cost $11,116,487)                                                   11,341,449
                                                                 ---------------
Tobacco Revenue: 1.67%
      65,000  Children's Trust Fund, Puerto                              72,572
              Rico, Tobacco Settlement
              Revenue,
              5.75%, 07/01/2020
   1,840,000  Tobacco Securitization                                  1,842,502
              Authority of Northern
              California, Tobacco Settlement
              Asset-Backed Bonds, Series B,
              Sacramento County Tobacco
              Securitization Corp.,
              4.375%, 06/01/2021
   3,060,000  California Counties, Tobacco                            2,969,914
              Securitization Agency, Fresno
              County Tobacco Funding Corp.,
              5.625%, 06/01/2023
   7,475,000  Tobacco Securitization                                  7,348,074
              Authority of Southern
              California, Tobacco Settlement
              Asset-Backed Bonds, Series A,
              San Diego County Tobacco
              Securitization Corp.,
              5.25%, 06/01/2027
   2,750,000  Badger Tobacco Asset                                    2,665,465
              Securitization Corp.,
              Wisconsin, Tobacco Settlement
              Asset-Backed Bonds,
              6.125%, 06/01/2027
                                                                 ---------------
Total Tobacco Revenue (Cost $14,939,142)                             14,898,527
                                                                 ---------------
Water/Sewer Revenue: 2.48%
   8,150,000  Metropolitan Water District of                          9,229,305
              Southern California,
              Waterworks Revenue, Series B,
              5.00%, 07/01/2010
   2,460,000  San Francisco City & County                             2,645,582
              Public Utilities Commission,
              California, Waterworks
              Revenue, Series A,
              5.00%, 11/01/2012
   2,285,000  California State Department of                          2,398,542
              Water Resources, Water System
              Revenue, Series O,
              5.00%, 12/01/2015


50   Sanford C. Bernstein Fund, Inc. -- 2004 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  5,000,000  Sacramento County Sanitation                       $    5,374,900
              District Financing Authority,
              California, Revenue, Series A,
              5.60%, 12/01/2016
   2,045,000  Metropolitan Water District of                          2,436,515
              Southern California,
              Waterworks Revenue, Series A,
              5.75%, 07/01/2021
                                                                 ---------------
Total Water/Sewer Revenue (Cost $21,019,447)                         22,084,844
                                                                 ---------------
Miscellaneous Revenue: 2.78%
   1,850,000  Ohio State Revenue, Major New                           1,864,338
              State Infrastructure-1,
              5.00%, 06/15/2004
   6,485,000  Los Angeles, California,                                7,072,541
              Harbor Department Revenue,
              Series B, AMT,
              5.75%, 08/01/2009
   8,975,000  Los Angeles County Public                              10,131,249
              Works Financing Authority,
              California, Refunding Flood
              Control District, Series A,
              5.00%, 03/01/2010
   2,170,000  Los Angeles County                                      2,457,373
              Metropolitan Transportation
              Authority, California, Sales
              Tax Revenue, Refunding
              Proposition C, Second Senior
              Series A, MBIA,
              5.00%, 07/01/2010
   1,190,000  Broad Street Community                                  1,218,346
              Development Authority,
              Virginia, Revenue,
              7.125%, 06/01/2015
   2,000,000  Oakland Joint Powers Financing                          2,010,340
              Authority, California,
              Revenue, California Fruitvale
              Transit Village, Series A,
              3.125%, 07/01/2033
              (Note B, p. 52)
                                                                 ---------------
Total Miscellaneous Revenue (Cost $23,802,650)                       24,754,187
                                                                 ---------------
Industrial Development/Pollution Control
Revenue: 4.08%
   5,165,000  California Pollution Control                            5,158,234
              Financing Authority, Pollution
              Control Revenue, Southern
              California Edison, Series B,
              2.00%, 03/01/2008
              (Note B, p. 52)
   2,900,000  California Pollution Control                            2,896,201
              Financing Authority, Pollution
              Control Revenue, Southern
              California Edison, Series C,
              2.00%, 03/01/2008
              (Note B, p. 52)
   3,280,000  Louisa Industrial Development                           3,531,379
              Authority, Virginia, Pollution
              Control Revenue, Virginia
              Electric & Power Co.,
              5.25%, 12/01/2008
              (Note B, p. 52)
   5,750,000  California Statewide                                    5,750,000
              Communities Development
              Authority, Solid Waste
              Revenue,
              2.90%, 04/01/2011
              (Note B, p. 52)
   2,500,000  California Statewide                                    2,554,575
              Communities Development
              Authority, Solid Waste
              Facilities Revenue, Series A, AMT,
              4.95%, 12/01/2012
     415,000  Michigan State Strategic Fund,                            416,780
              Solid Waste Disposal Revenue,
              Limited Obligation Waste
              Management,
              3.00%, 12/01/2013
              (Note B, p. 52)
   2,500,000  Putnam County, West Virginia,                           2,516,050
              Pollution Control Revenue,
              Appalachian Power Co., Project
              Series E,
              2.80%, 05/01/2019
              (Note B, p. 52)
   3,050,000  Pope County, Arkansas, Revenue                          3,113,379
              Refunding, Entergy Arkansas,
              Inc. Project, 5.05%, 09/01/2028
              (Note B, p. 52)
   4,400,000  Maricopa County, Arizona,                               4,400,000
              Pollution Control Revenue,
              Arizona Public Service Co.,
              Series F,
              1.875%, 05/01/2029
              (Note B, p. 52)
   3,415,000  Beaver County Industrial                                3,470,255
              Development Authority,
              Pennsylvania Pollution Control
              Revenue, Cleveland Electric
              Project,
              3.75%, 10/01/2030
              (Note B, p. 52)
   1,000,000  Maricopa County Industrial                              1,021,230
              Development Authority,
              Arizona, Solid Waste Disposal
              Revenue, Waste Management,
              Inc., Project,
              4.80%, 12/01/2031
              (Note B, p. 52)


                        Schedule of Investments -- Municipal Bond Portfolios  51

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  1,500,000  California Pollution Control                       $    1,501,545
              Financing Authority, Solid
              Waste Disposal Revenue,
              Republic Services Inc., Project,
              2.00%, 12/01/2033
              (Note B, below)
                                                                 ---------------
Total Industrial Development/Pollution
Control Revenue (Cost $35,904,111)                                   36,329,628
                                                                 ---------------
Total Revenue (Cost $204,793,078)                                   210,371,184
                                                                 ---------------
================================================================================
ASSET-BACKED SECURITIES:                                                  2.45%
--------------------------------------------------------------------------------
Housing: 2.45%
   3,325,000  Munimae Trust, Series 2001-1,                           3,420,428
              Class A,
              4.35%, 10/26/2016
   3,875,000  Munimae Trust, Series 2001-2,                           3,986,212
              Class A,
              4.35%, 10/26/2016
   1,045,000  California Rural Home Mortgage                          1,109,570
              Finance Authority,
              Single-Family Mortgage
              Revenue, Mortgage-Backed
              Securities Program, Series A,
              GNMA/FNMA,
              6.55%, 06/01/2030
              (Note B, below)
  13,235,000  California Statewide                                   13,276,955
              Communities Development
              Authority, Fountains Seacliff
              Apartments,
              2.10%, 10/15/2035
              (Note B, below)
                                                                 ---------------
Total Housing (Cost $21,544,233)                                     21,793,165
                                                                 ---------------
Total Asset-Backed Securities
(Cost $21,544,233)                                                   21,793,165
                                                                 ---------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments
(Cost $862,014,692)                               100.46%        $  893,827,263
(Note C, below)
Cash and Other Assets,
Less Liabilities                                   (0.46)            (4,080,025)
                                                ---------        ---------------
Net Assets                                        100.00%        $  889,747,238
                                                =========        ===============
================================================================================
SHORT FUTURES CONTRACT
--------------------------------------------------------------------------------
                                                 Contract           Unrealized
Contracts    Description                          Amount           Depreciation
--------------------------------------------------------------------------------
13           Interest Rate                      $1,467,781       $       (5,281)
             Swap 10 Yr. Future
             June 2004
                                                                 --------------
Total Short Futures Contract                                     $       (5,281)
                                                                 --------------

======================================================================================
INTEREST RATE SWAPS
----------------------------------------------------------------------------------------------
Notional                           Rate                                            Unrealized
Amount          Description      Received            Rate Paid  Termination Date   Gain/(Loss)
----------------------------------------------------------------------------------------------
$43,700,000     Interest            85.10% of        Variable*     02/03/2006      $ (26,852)
                Rate Swap        1 Month LIBOR+
  5,000,000     BMA Interest          2.90           Variable*     10/15/2008         95,801
                Rate Swap
  5,000,000     BMA Interest        Variable*          3.62%       07/01/2012       (160,052)
                Rate Swap
                                                                                   ----------
Total Interest Rate Swaps                                                          $ (91,103)
                                                                                   ----------

*Variable interest based on the BMA (Bond Market Association) Municipal Swap
 Index, which fluctuates weekly.
+Interest based on LIBOR (London Interbank Offered Rate).

--------------------------------------------------------------------------------
(A) Represents entire or partial position segregated as collateral for initial margin requirement on open futures contract and interest rate swaps.
(B)   Variable rate coupon, rate shown as of March 31, 2004.
(C) At March 31, 2004, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $32,808,737 and gross unrealized depreciation of investments was $996,166, resulting in net unrealized appreciation of $31,812,571.

--------------------------------------------------------------------------------
      Explanation of abbreviations:

      ACA--American Capital Access
      AMBAC--American Municipal Bond Assurance Corporation
      AMT--Subject to Alternative Minimum Tax
      CSUI--California State University College Imps.
      FGIC--Financial Guaranty Insurance Company
      FNMA--Federal National Mortgage Association
      FSA--Financial Security Assurance, Inc.
      GNMA--Government National Mortgage Association
      MBIA--Municipal Bond Investors Assurance Corporation

See Notes to Financial Statements.


52   Sanford C. Bernstein Fund, Inc. -- 2003 Annual Report

--------------------------------------------------------------------------------
                        Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                          New York Municipal Portfolio
                           March 31, 2004 (Unaudited)
--------------------------------------------------------------------------------
Principal Amount        Description                                Market Value*
================================================================================
TAX-EXEMPT VARIABLE-RATE DEMAND NOTES:0.83%
$  2,000,000  New York State Job Development                     $    2,000,000
              Authority, Special Purpose,
              Series A-1 thru A-25,
              1.14%, 03/01/2007
   1,300,000  New York City, New York,                                1,300,000
              Series 1993, Subseries E4,
              1.09%, 08/01/2022
   2,700,000  New York City Housing                                   2,700,000
              Development Corp., Mortgage
              Revenue Residential East 17th
              St., Series 1993 A,
              1.09%, 01/01/2023
   1,300,000  New York City, New York                                 1,300,000
              Subseries A4,
              1.10%, 08/01/2023
   3,200,000  New York City Municipal Water                           3,200,000
              Finance Authority, New York
              Water & Sewer Systems Revenue,
              Series 1995A, FGIC,
              1.10%, 06/15/2025
                                                                 ---------------
Total Tax-Exempt Variable-Rate Demand Notes
(Cost $10,500,000)                                                   10,500,000
                                                                 ---------------
================================================================================
PREREFUNDED/ESCROWED:                                                    12.37%
--------------------------------------------------------------------------------
   1,740,000  New York State Local                                    1,766,100
              Government Assistance Corp.,
              Series D,
              5.375%, 04/01/2014,
              Prerefunded 04/01/2004 @ 101.50
              (Note A, p. 68)
     885,000  New York State Environmental                              910,975
              Facilities Corp., Pollution
              Control Revenue, State
              Revolving Fund, New York City
              Municipal Water Finance
              Authority, Series 94-A,
              5.75%, 06/15/2007,
              Prerefunded 6/15/2004 @ 102
     100,000  New York State Environmental                              102,935
              Facilities Corp., Pollution
              Control Revenue, State Water
              Revolving Fund,
              5.75%, 06/15/2007,
              Prerefunded 06/15/2004 @ 102
   1,630,000  Islip Resource Recovery                                 1,682,160
              Agency, New York Revenue,
              Series B, AMBAC, AMT,
              6.125%, 07/01/2012,
              Prerefunded 07/01/2004 @ 102
   1,050,000  New York State Medical Care                             1,090,740
              Facilities Finance Authority,
              Mental Health Services, MBIA,
              6.15%, 02/15/2015,
              Prerefunded 08/15/2004 @ 102
   1,200,000  Niagara Falls, New York, Water                          1,264,476
              Treatment Plant, MBIA,
              7.00%, 11/01/2012,
              Economically Defeased to Maturity,
              Prerefunded 11/01/2004 @ 102
              (Note B, p. 68)
   2,000,000  New York State Urban                                    2,073,860
              Development Corp.,
              Correctional Facilities, Series 5,
              6.00%, 01/01/2005,
              Escrowed to Maturity
   1,050,000  New York State Medical Care                             1,094,048
              Facilities Finance Authority,
              Hospital & Nursing Home
              Insured Mortgage, FHA,
              5.875%, 02/15/2005,
              Escrowed to Maturity
   1,000,000  New York State Thruway                                  1,061,830
              Authority, Highway & Bridge
              Trust Fund, Series A, MBIA,
              5.25%, 04/01/2009,
              Prerefunded 4/01/2005 @ 102
   1,175,000  New York City Municipal Water                           1,253,138
              Finance Authority, New York,
              Series A, MBIA,
              5.75%, 06/15/2009,
              Prerefunded 6/15/2005 @ 101
   1,560,000  MTA, New York, Transit                                  1,641,042
              Facilities Revenue, Series M, AMBAC,
              5.20%, 07/01/2005,
              Escrowed to Maturity
   1,165,000  MTA, New York, Transit                                  1,226,955
              Facilities Service Contract,
              5.30%, 07/01/2005,
              Escrowed to Maturity
   1,025,000  New York City Transitional                              1,073,800
              Finance Authority, Unrefunded
              Future Tax Secured Revenue,
              Series A,
              4.50%, 08/15/2005,
              Escrowed to Maturity
   1,025,000  New York City Transitional                              1,073,800
              Finance Authority, Future Tax
              Secured Revenue, Series A,
              4.50%, 08/15/2005,
              Economically Defeased to Maturity

*See Note 1, page 40 in Notes to Financial Statements.


                        Schedule of Investments -- Municipal Bond Portfolios  53

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  1,480,000  New York City, New York,                           $    1,600,990
              Series B,
              6.30%, 08/15/2008,
              Prerefunded 08/15/2005 @ 101
              (Note C, p. 68)
   3,875,000  New York City, New York,                                4,189,030
              Series B,
              6.30%, 08/15/2008,
              Prerefunded 08/15/2005 @ 101
   2,815,000  New York State Urban                                    3,064,015
              Development Corp., Revenue
              Correctional Facilities,
              Series 6, AMBAC,
              5.375%, 01/01/2025,
              Prerefunded 01/01/2006 @ 102
     725,000  Triborough Bridge & Tunnel                                780,245
              Authority, New York, Toll
              Revenue, Series Y,
              5.80%, 01/01/2006,
              Escrowed to Maturity
   2,135,000  New York State Environmental                            2,342,052
              Facilities Corp., Pollution
              Control Revenue, Prerefunded
              State Water Revolving Fund, Series A,
              4.95%, 06/15/2010,
              Prerefunded 06/15/2006 @ 102
     790,000  New York State Environmental                              870,872
              Facilities Corp., Pollution
              Control Revenue, Prerefunded
              State Water Revolving Fund, Series A,
              5.20%, 12/15/2015,
              Prerefunded 06/15/2006 @ 102
   1,645,000  MTA, New York, Transit                                  1,791,405
              Facilities Service Contract,
              5.40%, 07/01/2006,
              Escrowed to Maturity
   2,495,000  New York State Dormitory                                2,784,670
              Authority, Revenue,
              Prerefunded City University,
              5.75%, 07/01/2007,
              Prerefunded 07/01/2006 @ 102
   1,640,000  MTA, New York, Transportation                           1,818,399
              Facilities Revenue,
              Series K, MBIA-IBC,
              6.30%, 07/01/2006,
              Escrowed to Maturity
   1,000,000  MTA, New York, Commuter                                 1,136,270
              Facilities, Series A, MBIA,
              6.00%, 07/01/2007,
              Escrowed to Maturity
       5,000  New York State Dormitory                                    5,657
              Authority, Mental Health Series A,
              5.70%, 02/15/2009,
              Prerefunded 2/15/2007 @ 102
   1,885,000  New York State Environmental                            2,138,438
              Facilities Corp., Pollution
              Control Revenue, State
              Revolving Fund, New York City
              Municipal Water Finance
              Authority, Series 97-D,
              6.00%, 06/15/2007,
              Escrowed to Maturity
   1,250,000  MTA, New York, Transit                                  1,398,750
              Facilities Service Contract,
              5.45%, 07/01/2007,
              Escrowed to Maturity
   1,100,000  New York State Dormitory                                1,243,209
              Authority, City University
              System Consolidated,
              Series 1, MBIA,
              5.125%, 07/01/2027,
              Prerefunded 01/01/2008 @ 102
   2,220,000  New York State Power                                    2,467,441
              Authority, Revenue, Series W,
              6.50%, 01/01/2008,
              Escrowed to Maturity
   1,535,000  New York State Thruway                                  1,724,726
              Authority, Highway & Bridge,
              Service Contract Revenue,
              Series A2, MBIA,
              5.25%, 04/01/2008,
              Escrowed to Maturity
     315,000  New York City Transitional                                353,232
              Finance Authority, Prerefunded
              Future Tax Secured Series C,
              5.00%, 05/01/2026,
              Prerefunded 05/01/2008 @ 101
   4,185,000  New York City Transitional                              4,751,147
              Finance Authority, Future Tax
              Secured, Series C,
              5.25%, 05/01/2012,
              Prerefunded 05/01/2008 @ 101
   4,000,000  MTA, New York, Commuter                                 4,518,280
              Facilities, Series E, AMBAC,
              5.625%, 07/01/2008,
              Escrowed to Maturity
   1,910,000  MTA, New York Transit                                   2,198,811
              Facilities Service Contract,
              Series O, AMBAC,
              5.75%, 07/01/2008,
              Escrowed to Maturity
       5,000  New York State Dormitory                                    5,667
              Authority, Mental Health
              Revenue, Series D,
              5.00%, 08/15/2017,
              Prerefunded 8/15/2008 @ 101


54   Sanford C. Bernstein Fund, Inc. -- 2004 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$    185,000  New York State Environmental                       $      212,963
              Facilities Corp., Clean Water
              & Drinking Prerefunded
              Revolving Funds, Series D,
              5.15%, 10/15/2019,
              Prerefunded 10/15/2008 @ 102
   2,330,000  New York State Urban                                    2,657,761
              Development Corp.,
              Correctional Facilities,
              Series B, AMBAC,
              5.25%, 01/01/2016,
              Prerefunded 01/01/2009 @ 101
   1,800,000  Onondaga County, New York,                              2,086,902
              5.70%, 04/01/2009,
              Economically Defeased to Maturity,
              Escrowed to Maturity
   1,865,000  New York City Transitional                              2,143,556
              Finance Authority, Future Tax
              Secured, Series C,
              5.25%, 05/01/2014,
              Prerefunded 05/01/2009 @ 101
   1,485,000  New York City Municipal Water                           1,748,528
              Finance Authority, New York,
              Series A,
              6.00%, 06/15/2009,
              Escrowed to Maturity
   1,495,000  MTA, New York, Commuter                                 1,769,766
              Facilities, Series A, MBIA,
              6.10%, 07/01/2009,
              Escrowed to Maturity
   2,400,000  MTA, New York, Transit                                  2,749,680
              Facilities, Series K, MBIA,
              6.30%, 07/01/2007,
              Escrowed to Maturity
     440,000  New York State Environmental                              520,436
              Facilities Corp., State
              Prerefunded Revolving Funds,
              Series B,
              5.875%, 07/15/2020,
              Prerefunded 07/15/2009 @ 101
   2,720,000  New York City Transitional                              3,147,965
              Finance Authority, Future Tax
              Secured, Series A,
              5.375%, 02/15/2023,
              Prerefunded 2/15/2010 @ 101
   1,000,000  New York City Transitional                              1,212,250
              Finance Authority, New York
              Future Tax, Series B,
              6.25%, 11/15/2017,
              Prerefunded 5/15/2010 @ 101
   2,740,000  New York City, New York                                 3,360,007
              Series A, XLCA,
              6.50%, 05/15/2017,
              Prerefunded 5/15/2010 @ 101
   1,830,000  Onondaga County, New York,                              2,155,850
              5.70%, 04/01/2011,
              Escrowed to Maturity
   1,490,000  New York State Environmental                            1,761,776
              Facilities Corp., Pollution
              Control Revenue, State
              Revolving Fund, New York City
              Municipal Water Finance Authority,
              5.75%, 06/15/2011,
              Escrowed to Maturity
   4,770,000  New York State Environmental                            5,640,048
              Facilities Corp., State Water
              Revolving Fund, New York City
              Municipal Water Refunding, Series A,
              5.75%, 06/15/2011,
              Escrowed to Maturity
   1,530,000  New York State Dormitory                                1,785,816
              Authority, Lease Revenue,
              State University, FGIC,
              5.50%, 07/01/2017,
              Prerefunded 07/01/2011 @ 100
   1,000,000  New York State Dormitory                                1,167,200
              Authority, Lease Revenue,
              State University, FGIC,
              5.50%, 07/01/2020,
              Prerefunded 07/01/2011 @ 100
   1,000,000  MTA, New York Transit                                   1,129,790
              Facilities Revenue,
              Series B-1, AMBAC,
              5.00%, 07/01/2018,
              Prerefunded 01/01/2012 @ 100
  14,235,000  Triborough Bridge & Tunnel                             16,214,946
              Authority, New York, Toll
              Revenue, General Purpose,
              Senior Series,
              5.50%, 01/01/2012,
              Escrowed to Maturity
   2,160,000  MTA, New York, Dedicated Tax                            2,638,224
              Fund, Series A, MBIA,
              6.25%, 04/01/2012,
              Escrowed to Maturity
   1,400,000  New York State Dormitory                                1,623,328
              Authority, State University
              Dormitory Facilities, Lease Revenue,
              5.375%, 07/01/2019,
              Prerefunded 07/01/2012 @ 100
   4,670,000  Niagara Falls Bridge                                    5,754,327
              Commission, New York,
              6.30%, 10/01/2012,
              Escrowed to Maturity
   7,860,000  MTA, New York, Dedicated Tax                            9,096,299
              Fund, Series A, FSA,
              5.25%, 04/01/2015,
              Prerefunded 10/01/2014 @ 100
   1,000,000  New York State Dormitory                                1,106,130
              Authority, North General
              Hospital, Secured Hospital
              Program, Series G, MBIA,
              5.20%, 02/15/2016,
              Escrowed to Maturity


                        Schedule of Investments -- Municipal Bond Portfolios  55

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  9,370,000  Triborough Bridge & Tunnel                         $   11,001,317
              Authority, New York, Toll
              Revenue, Series Y,
              5.50%, 01/01/2017,
              Escrowed to Maturity
   2,545,000  New York City Transitional                              2,969,277
              Finance Authority, Future Tax
              Secured Series B,
              5.50%, 02/01/2017,
              Escrowed to Maturity
   1,600,000  New York City, New York,                                1,616,272
              Series B, AMBAC,
              8.25%, 06/01/2017,
              Escrowed to Maturity
   1,060,000  MTA, New York, Transit                                  1,203,715
              Facilities, Series C-1,
              5.25%, 07/01/2017,
              Escrowed to Maturity
   8,165,000  Triborough Bridge & Tunnel                              8,842,124
              Authority, New York, Special
              Obligation Series A, MBIA,
              5.125%, 01/01/2018,
              Escrowed to Maturity
   1,260,000  MTA, New York Commuter                                  1,380,494
              Facilities, Series B, AMBAC,
              5.00%, 07/01/2020,
              Escrowed to Maturity
                                                                 ---------------
Total Prerefunded/Escrowed (Cost $144,368,347)                      157,195,912
                                                                 ---------------
================================================================================
INSURED:                                                                 39.06%
--------------------------------------------------------------------------------
   1,000,000  Port Authority of New York &                            1,011,710
              New Jersey, Consolidated 122nd
              Series, FSA,
              5.25%, 07/15/2004
   3,140,000  New York City, New York,                                3,190,742
              Series E, FGIC,
              6.00%, 08/01/2004
   3,000,000  New York State Urban                                    3,095,580
              Development Corp.,
              Correctional Facilities,
              Series A, AMBAC,
              5.30%, 01/01/2005
   1,000,000  Nassau County, New York,                                1,055,730
              Series A, FGIC,
              6.50%, 05/01/2005
   1,890,000  Elmira City School District,                            1,937,609
              New York, FGIC,
              3.25%, 06/15/2005
   1,000,000  New York State Environmental                            1,051,560
              Facilities Corp., Pollution
              Control Revenue, Refunding
              State Water Revolving Fund,
              Series E, MBIA,
              5.50%, 06/15/2005
   7,445,000  New York State Dormitory                                7,813,602
              Authority, New York University
              Revenue, Series A, AMBAC,
              5.25%, 07/01/2005
   8,955,000  Port Authority of New York &                            9,400,422
              New Jersey, Consolidated 122nd
              Series, FSA,
              5.25%, 07/15/2005
   2,760,000  Port Authority of New York &                            2,960,845
              New Jersey, Special Obligation
              Revenue, MBIA,
              6.00%, 12/01/2005
   4,970,000  New York State Dormitory                                5,293,646
              Authority, Brookdale Hospital
              Revenue, Refunding, Series J, FSA,
              5.125%, 02/15/2006
   1,200,000  Suffolk County, New York,                               1,260,744
              Public Improvement,
              Series A, MBIA,
              4.00%, 04/01/2006
  15,795,000  New York State Thruway                                 16,861,320
              Authority, Highway & Bridge
              Trust, Fund Series B, AMBAC,
              5.00%, 04/01/2006
   1,710,000  Suffolk County, New York,                               1,799,040
              Public Improvement,
              Series A, MBIA,
              4.00%, 05/01/2006
   1,000,000  Attica Central School                                   1,036,260
              District, New York Refunding,
              FGIC,
              3.125%, 06/15/2006
   1,350,000  Suffolk County, New York,                               1,439,073
              Public Improvement, Series C, MBIA,
              4.50%, 07/15/2006
   3,570,000  New York State Project Finance                          3,634,724
              Agency, HUD Section 236-
              Series A, FSA,
              4.95%, 11/01/2006
   3,550,000  Port Authority of New York &                            3,895,025
              New Jersey, Special Obligation
              Revenue, MBIA,
              6.00%, 12/01/2006
   2,025,000  New York State Urban                                    2,197,935
              Development Corp.,
              Correctional Facilities,
              Series A, AMBAC,
              5.00%, 01/01/2007
   2,000,000  Suffolk County, New York,                               2,231,240
              Southwest Sewer District, MBIA,
              6.00%, 02/01/2007
   1,965,000  Longwood Central School                                 2,120,589
              District, New York, FGIC,
              4.50%, 03/15/2007


56   Sanford C. Bernstein Fund, Inc. -- 2004 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$ 13,420,000  Long Island Power Authority,                       $   14,627,263
              New York, Electric System
              Revenue, MBIA,
              5.00%, 04/01/2007
   3,500,000  New York State Thruway                                  3,820,215
              Authority, Highway & Bridge
              Trust Fund, Series B, AMBAC,
              5.00%, 04/01/2007
  10,000,000  New York State Thruway                                 11,059,600
              Authority, Highway & Bridge
              Trust Fund, Series C, FGIC,
              5.50%, 04/01/2007
   4,160,000  New York State Local                                    4,668,768
              Government Assistance Corp.,
              Refunding, Series A, AMBAC,
              6.00%, 04/01/2007
   2,090,000  Central Square Central School                           2,214,042
              District, New York, Refunding, FGIC,
              3.75%, 05/15/2007
   2,000,000  New York State Dormitory                                2,212,780
              Authority, State University,
              Series B, FGIC,
              5.375%, 05/15/2007
   5,000,000  New York City, New York,                                5,848,450
              Series M, AMBAC,
              7.50%, 06/01/2007
   1,350,000  Jordan-Elbridge Central School                          1,442,637
              District, New York, Refunding, FGIC,
              4.00%, 06/15/2007
   4,000,000  Westchester County Industrial                           4,082,440
              Development Agency, New York,
              Resource Recovery Revenue,
              Series A, AMBAC,
              5.60%, 07/01/2007
   2,305,000  Suffolk County, New York,                               2,536,376
              Public Improvement,
              Series C, MBIA,
              5.00%, 07/15/2007
   3,765,000  MTA, New York, Transportation                           4,230,203
              Revenue, Refunding,
              Series E, MBIA,
              5.50%, 11/15/2007
   1,560,000  New York City Transportation                            1,745,531
              Authority, Certificates of
              Participation, Series A, AMBAC,
              5.50%, 01/01/2008
   1,265,000  New York State Urban                                    1,415,446
              Development Corp.,
              Correctional Facilities,
              Series A, AMBAC,
              5.50%, 01/01/2008
   1,345,000  Babylon, New York,                                      1,685,541
              Series A, AMBAC,
              9.20%, 01/15/2008
   1,145,000  New York State Dormitory                                1,162,312
              Authority, Sound Shore Medical
              Center, Insured Mortgage,
              FHA, MBIA,
              4.35%, 02/01/2008
   1,000,000  New York State Dormitory                                1,104,940
              Authority, Brookdale Hospital
              Revenue, Refunding,
              Series J, AMBAC,
              5.125%, 02/15/2008
   2,060,000  Longwood Central School                                 2,247,831
              District, New York, FGIC,
              4.50%, 03/15/2008
   2,750,000  New York State Thruway                                  3,066,387
              Authority, Highway & Bridge
              Trust Fund, Series A, FSA,
              5.25%, 04/01/2008
     495,000  New York State Thruway                                    551,950
              Authority, Local Highway &
              Bridge Service Contract
              Revenue, Series A-2, MBIA,
              5.25%, 04/01/2008
  10,100,000  New York State Local                                   11,587,124
              Government Assistance Corp.,
              Refunding, Series A, AMBAC,
              6.00%, 04/01/2008
   1,000,000  Suffolk County Waterworks                               1,113,690
              Authority, New York, MBIA,
              5.10%, 06/01/2008
   4,575,000  New York State, Series B,                               4,879,512
              AMBAC,
              5.625%, 08/15/2008
  11,570,000  Port Authority of New York &                           12,915,244
              New Jersey, Consolidated 126th
              Series, FGIC,
              5.25%, 11/15/2008
   2,090,000  Port Authority of New York &                            2,395,704
              New Jersey, Special Obligation
              Revenue, MBIA,
              6.25%, 12/01/2008
   7,940,000  MTA, New York, Service                                  8,832,853
              Contract, Series B, FGIC,
              5.00%, 01/01/2009
   1,900,000  New York State Dormitory                                2,106,264
              Authority, Lease Revenue,
              Municipal Health Facilities
              Improvement Program,
              Series 1, FSA,
              5.00%, 01/15/2009
   2,690,000  New York State, Series A, FSA,                          2,890,808
              4.00%, 03/15/2009
   1,250,000  New York State Dormitory                                1,396,325
              Authority, State Personal
              Income Revenue, Tax Education,
              Series A, FGIC,
              5.00%, 03/15/2009


                        Schedule of Investments -- Municipal Bond Portfolios  57

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  2,510,000  New York State Thruway                             $    2,803,821
              Authority, State Personal
              Income Tax Revenue, Series A, FSA,
              5.00%, 03/15/2009
   9,280,000  New York State Thruway                                 10,375,690
              Authority, Highway & Bridge
              Trust Fund, Series B, AMBAC,
              5.00%, 04/01/2009
   5,100,000  Long Island Power Authority,                            5,741,223
              New York, Electric System
              Revenue, Series 8, Subseries
              8A-RMK, AMBAC,
              5.25%, 04/01/2009
              (Note D, p. 68)
   4,550,000  Long Island Power Authority,                            5,122,071
              New York, Electric System
              Revenue, Series 8, Subseries
              8B-RMK, AMBAC,
              5.25%, 04/01/2009
              (Note D, p. 68)
   1,000,000  New York State Thruway                                  1,129,730
              Authority, Highway & Bridge
              Trust Fund, Series A, AMBAC,
              5.25%, 04/01/2009
   2,345,000  Erie County Industrial                                  2,620,233
              Development Agency, New York,
              School Facility Revenue,
              School District of the City of
              Buffalo, FSA,
              5.00%, 05/01/2009
   4,055,000  New York State Dormitory                                4,641,434
              Authority, State University
              Revenue, Series A, FGIC,
              5.50%, 05/15/2009
   1,065,000  New York State Dormitory                                1,219,020
              Authority, State University
              Revenue, Educational
              Facilities, Series A, MBIA,
              5.50%, 05/15/2009
   1,005,000  New York State Dormitory                                1,129,188
              Authority, Jewish Board of
              Family & Children, AMBAC,
              5.00%, 07/01/2009
   8,035,000  New York State Dormitory                                9,126,072
              Authority, City University
              System Revenue, Consolidated
              4th General Series A, MBIA,
              5.25%, 07/01/2009
   3,630,000  New York State Dormitory                                4,151,377
              Authority, City University
              Revenue, Series A, AMBAC,
              5.75%, 07/01/2009
   2,000,000  New York State Dormitory                                2,287,260
              Authority, City University
              Revenue, Series A, FSA,
              5.75%, 07/01/2009
   1,550,000  Babylon, New York, Waste                                2,040,901
              Facilities, FGIC,
              9.00%, 08/01/2009
   2,000,000  MTA, New York, Dedicated Tax                            2,252,380
              Fund, Series A, FSA,
              5.00%, 11/15/2009
   6,270,000  Port Authority of New York &                            7,115,321
              New Jersey, Consolidated 126th
              Series, FGIC,
              5.50%, 11/15/2009
   1,100,000  Long Island Power Authority,                            1,263,614
              New York, Electric System
              Revenue, Series A, AMBAC,
              5.50%, 12/01/2009
   1,090,000  Nassau County, New York,                                1,237,052
              Series G, MBIA,
              5.40%, 01/15/2010
   1,125,000  Hempstead Town, New York,                               1,233,383
              Series A, MBIA,
              4.50%, 02/01/2010
   1,285,000  New York City Transitional                              1,438,056
              Finance Authority, New York,
              Future Tax Secured, Series E,
              MBIA-IBC,
              5.00%, 02/01/2010
   9,375,000  New York City Health &                                 10,444,875
              Hospital Corp., Health System
              Revenue Refunding,
              Series A, AMBAC,
              5.00%, 02/15/2010
   9,160,000  New York State, Series A, FSA,                          9,757,965
              4.00%, 03/15/2010
   3,150,000  New York State Dormitory                                3,575,407
              Authority, State Personal
              Income Tax Revenue, Education,
              Series A, FGIC,
              5.25%, 03/15/2010
   3,190,000  Long Island Power Authority,                            3,570,727
              New York, Electric System
              Revenue, AMBAC,
              5.00%, 04/01/2010
   1,000,000  New York State Thruway                                  1,127,770
              Authority, Local Highway &
              Bridge Service Contract, MBIA,
              5.10%, 04/01/2010
   2,220,000  Erie County Industrial                                  2,488,309
              Development Agency, New York,
              School Facility Revenue,
              School District of the City of
              Buffalo, FSA,
              5.00%, 05/01/2010
   1,000,000  New York State Dormitory                                1,128,140
              Authority, New York University
              Revenue, Series A, MBIA,
              5.00%, 07/01/2010


58   Sanford C. Bernstein Fund, Inc. -- 2004 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  6,680,000  MTA, New York, Service                             $    7,718,005
              Contract, Series B, FGIC,
              5.50%, 07/01/2010
   1,120,000  Nassau County, New York,                                1,285,043
              Combined Sewer Districts,
              Series A, AMBAC,
              5.50%, 07/01/2010
  10,000,000  MTA, New York, Transportation                          11,274,000
              Revenue, Refunding
              Series E, MBIA,
              5.00%, 11/15/2010
  12,530,000  Port Authority of New York &                           14,266,533
              New Jersey, Consolidated 126th
              Series, FGIC,
              5.50%, 11/15/2010
   5,000,000  MTA, New York, Service                                  5,671,750
              Contract, Series B, FGIC,
              5.25%, 01/01/2011
   2,310,000  New York State Urban                                    2,612,841
              Development Corp.,
              Correctional Refunding,
              Series A, XLCA,
              5.25%, 01/01/2011
   3,870,000  New York State Thruway                                  4,344,152
              Authority, State Personal
              Income Tax Revenue,
              Series A, FSA,
              5.00%, 03/15/2011
   9,130,000  New York State Local                                   10,261,298
              Government Assistance Corp.,
              Refunding, Subordinated Lien
              Series A-1, FSA,
              5.00%, 04/01/2011
   3,000,000  New York State Thruway                                  3,369,720
              Authority, Highway & Bridge
              Trust Fund, Series B, FSA,
              5.00%, 04/01/2011
   4,085,000  Long Island Power Authority,                            4,489,048
              New York, Electric System
              Revenue, MBIA,
              5.125%, 04/01/2011
   6,025,000  New York City Municipal Water                           6,786,861
              Finance Authority, New York
              Water & Sewer System Revenue,
              Series D, FSA,
              5.00%, 06/15/2011
   1,500,000  New York State Dormitory                                1,690,710
              Authority, New York University
              Revenue, Series B, MBIA,
              5.00%, 07/01/2011
   1,085,000  New York State Dormitory                                1,213,095
              Authority, New York Medical
              College, MBIA,
              5.25%, 07/01/2011
   1,000,000  Nassau County, New York,                                1,181,720
              Series A, AMBAC,
              6.00%, 07/01/2011
   1,030,000  New York City, New York,                                1,206,058
              Series F, MBIA-IBC,
              5.75%, 08/01/2011
   1,000,000  New York State Dormitory                                1,150,010
              Authority, Mental Health
              Services Facilities, Series D, FSA,
              5.75%, 08/15/2011
   2,725,000  New York City, New York,                                2,776,693
              Educational Construction Fund, MBIA,
              5.50%, 10/01/2011
   1,865,000  MTA, New York Dedicated Tax                             2,099,505
              Fund, Series A, MBIA,
              5.00%, 11/15/2011
   1,000,000  New York State Dormitory                                1,143,200
              Authority, Mental Health
              Services Facilities, Series D, FSA,
              5.75%, 02/15/2012
   1,540,000  New York State Dormitory                                1,819,895
              Authority, New York
              University, Series A, MBIA,
              5.75%, 07/01/2012
   1,000,000  Nassau County, New York,                                1,189,360
              Series A, FGIC,
              6.00%, 07/01/2012
   1,100,000  Albany County, New York, FGIC,                          1,241,801
              5.00%, 10/01/2012
   1,850,000  New York State Dormitory                                2,032,799
              Authority, Municipal Health
              Facilities, Series 1, FSA,
              5.125%, 01/15/2013
   1,110,000  New York State Dormitory                                1,236,518
              Authority, Mental Health,
              Series D, MBIA,
              5.25%, 02/15/2013
   2,305,000  New York State Dormitory                                2,684,610
              Authority, Mental Health
              Services Facilities, Series D, FSA,
              5.875%, 02/15/2013
   9,000,000  New York City Industrial                                9,586,620
              Development Agency, New York
              Civic Facility Revenue, Magen
              David Yeshivah Project, ACA,
              4.99%, 06/15/2013
   1,000,000  New York City Municipal Water                           1,195,710
              Finance Authority, New York,
              Series A, AMBAC,
              5.875%, 06/15/2013
   1,135,000  New York State Dormitory                                1,314,682
              Authority, City University
              System, Series 1, FSA,
              5.75%, 07/01/2013
   1,000,000  Nassau County, New York,                                1,195,840
              Series A, FGIC,
              6.00%, 07/01/2013


                        Schedule of Investments -- Municipal Bond Portfolios  59

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  1,140,000  New York State Dormitory                           $    1,258,332
              Authority, Brookdale Hospital,
              Secured Hospital Program, MBIA,
              5.20%, 02/15/2014
   1,000,000  New York State Urban                                    1,093,250
              Development Corp., Community
              Enhancement Facilities, AMBAC,
              5.125%, 04/01/2014
   3,930,000  New York State Dormitory                                4,262,360
              Authority, Secured Hospital
              Program, Series E, MBIA,
              5.20%, 02/15/2015
   1,355,000  New York State Local                                    1,465,609
              Government Assistance Corp.,
              Series A, FGIC,
              5.00%, 04/01/2015
   1,355,000  Port Authority of New York &                            1,455,310
              New Jersey, Consolidated 117th
              Series, FGIC, AMT,
              5.125%, 11/15/2015
   2,610,000  Nassau County Interim Finance                           2,930,691
              Authority, New York, Sales Tax
              Secured, Series A-1, AMBAC,
              5.375%, 11/15/2015
   2,220,000  Long Island Power Authority,                            2,391,895
              New York, Electric System
              Revenue, Series A, FSA,
              5.00%, 12/01/2015
   5,820,000  New York State Dormitory                                6,263,659
              Authority, Revenue, Wyckoff
              Heights, Series H, MBIA,
              5.20%, 02/15/2016
   5,905,000  New York State Dormitory                                6,972,742
              Authority, State University
              Educational Facilities,
              Series 1989, MBIA,
              6.00%, 05/15/2016
   2,240,000  New York City, New York,                                2,473,923
              Series B, FSA,
              5.25%, 08/01/2016
   1,000,000  Nassau County Interim Finance                           1,114,400
              Authority, New York, Sales Tax
              Secured, Series A-1, AMBAC,
              5.375%, 11/15/2016
   1,310,000  New York State Thruway                                  1,376,731
              Authority, Highway & Bridge
              Trust Fund, Series B, FSA,
              5.00%, 04/01/2017
   2,045,000  New York State, Series D,                               2,197,782
              AMBAC,
              5.00%, 07/15/2017
   4,855,000  New York State Dormitory                                5,136,104
              Authority, Mental Health,
              Series D, MBIA,
              5.00%, 08/15/2017
   1,120,000  New York State Thruway                                  1,197,515
              Authority, Highway & Bridge
              Trust Fund, Series A, FGIC,
              5.00%, 04/01/2018
   1,000,000  New York State Dormitory                                1,093,250
              Authority, Winthrop University
              Hospital Associates, Series A,
              AMBAC,
              5.25%, 07/01/2018
   1,000,000  New York State Dormitory                                1,217,880
              Authority, New York
              University, Series A, MBIA,
              6.00%, 07/01/2018
   2,720,000  New York State Housing Finance                          2,981,474
              Agency, Service Contract
              Obligation Revenue, Series C,
              MBIA-IBC,
              5.50%, 09/15/2018
   5,325,000  MTA, New York Revenue,                                  6,034,503
              Refunding, Series A, AMBAC,
              5.50%, 11/15/2018
   2,310,000  New York State Environmental                            2,531,760
              Facilities Corp., Personal
              Income Tax Revenue,
              Series A, FGIC,
              5.25%, 01/01/2019
   1,780,000  New York State Dormitory                                1,890,004
              Authority, Mental Health
              Services, Series C, MBIA,
              5.25%, 02/15/2019
   2,500,000  New York State Thruway                                  2,688,325
              Authority, State Personal
              Income Tax Revenue,
              Series A, MBIA,
              5.00%, 03/15/2019
   1,325,000  New York State Dormitory                                1,447,682
              Authority, South Nassau
              Community Hospital, Series B,
              AMBAC,
              5.25%, 07/01/2019
   1,415,000  MTA, New York, Dedicated Tax                            1,531,016
              Fund, Series A, FSA,
              5.125%, 11/15/2019
   1,030,000  New York State Environmental                            1,121,722
              Facilities Corp., Personal
              Income Tax Revenue,
              Series A, FGIC,
              5.25%, 01/01/2020
   4,175,000  New York State Thruway                                  4,460,320
              Authority, State Personal
              Income Tax Revenue,
              Series A, MBIA,
              5.00%, 03/15/2020
   3,000,000  New York City Transitional                              3,267,510
              Finance Authority, Future Tax
              Secured, Series C, AMBAC,
              5.25%, 08/01/2020


60   Sanford C. Bernstein Fund, Inc. -- 2004 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  2,000,000  New York City Transitional                         $    2,170,260
              Finance Authority, Future Tax
              Secured, Series E, MBIA,
              5.25%, 02/01/2021
   1,020,000  New York State Thruway                                  1,091,165
              Authority, General Highway &
              Bridge Trust Fund, Series A, MBIA,
              5.00%, 04/01/2021
  10,000,000  Puerto Rico Commonwealth,                              11,033,100
              Refunding Public Improvement,
              Series C, FSA,
              5.00%, 07/01/2021
              (Note D, p. 68)
   1,220,000  New York City, New York,                                1,316,783
              Series D, MBIA,
              5.25%, 08/01/2021
   1,000,000  New York City Municipal Water                           1,047,700
              Finance Authority, New York,
              Series A, AMBAC,
              5.125%, 06/15/2022
   2,500,000  Long Island Power Authority,                            2,635,625
              New York, Electric System
              Revenue, Series A, FSA,
              5.125%, 12/01/2022
   1,240,000  New York City, New York,                                1,282,656
              Series J, MBIA,
              5.00%, 08/01/2023
   5,300,000  Long Island Power Authority,                            5,709,584
              New York, Electric System
              Revenue, Series A, MBIA-IBC,
              5.50%, 12/01/2023
                                                                 ---------------
Total Insured (Cost $471,826,656)                                   496,329,350
                                                                 ---------------
================================================================================
TAX SUPPORTED:                                                           28.64%
--------------------------------------------------------------------------------
Local General Obligations: 7.52%
   4,700,000  New York City, New York,                                4,759,784
              Series G,
              5.00%, 08/01/2004
   2,400,000  New York City, New York,                                2,442,840
              Series E,
              6.60%, 08/01/2004
     455,000  New York City, New York,                                  463,122
              Series B,
              6.00%, 08/15/2004
   1,000,000  Westchester County, New York,                           1,039,600
              7.10%, 12/01/2004
   1,000,000  New York City, New York,                                1,037,300
              Series C,
              5.60%, 02/01/2005
   1,310,000  New York City, New York,                                1,405,250
              Series G,
              5.75%, 02/01/2006
   1,000,000  New York City, New York,                                1,089,260
              Series I,
              6.25%, 04/15/2006
   9,175,000  New York City, New York,                                9,822,204
              Series G,
              5.00%, 08/01/2006
   1,300,000  Westchester County, New York,                           1,478,958
              Series A,
              6.75%, 02/01/2007
   2,170,000  New York City, New York,                                2,359,202
              Series A,
              5.00%, 08/01/2007
   4,270,000  New York City, New York,                                4,676,291
              Refunding Series G,
              5.25%, 08/01/2007
     500,000  New York City, New York,                                  551,550
              Series F,
              5.50%, 08/01/2007
   1,750,000  New York City, New York,                                1,919,085
              Series I,
              5.00%, 08/01/2008
              (Note B, p. 68)
     800,000  Onondaga County, New York,                                923,832
              Unrefunded Balance,
              5.70%, 04/01/2009
  15,000,000  New York City, New York,                               16,519,200
              Series G,
              5.00%, 08/01/2009
   1,600,000  New York City, New York,                                1,781,632
              Series A,
              5.25%, 08/01/2009
  17,985,000  New York City, New York,                               20,246,614
              Series G,
              5.50%, 08/01/2009
   4,025,000  New York City, New York,                                4,426,856
              Series A,
              5.00%, 08/01/2010
   2,615,000  New York City, New York,                                2,876,082
              Series B,
              5.00%, 08/01/2010
     770,000  Onondaga County, New York,                                896,503
              Unrefunded Balance,
              5.70%, 04/01/2011
   3,780,000  New York City, New York,                                4,126,210
              Series G,
              5.00%, 08/01/2012
   3,250,000  New York City, New York,                                3,482,895
              Series F,
              5.25%, 08/01/2016
   5,705,000  New York City, New York,                                6,181,139
              Series A,
              5.25%, 08/01/2017
   1,000,000  New York City, New York,                                1,095,570
              Series C,
              5.50%, 09/15/2019
                                                                 ---------------
Total Local General Obligations
(Cost $92,735,477)                                                   95,600,979
                                                                 ---------------


                        Schedule of Investments -- Municipal Bond Portfolios  61

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
Tax Lease: 10.20%
$    100,000  Puerto Rico Commonwealth,                          $      100,326
              Urban Renewal & Housing Corp.,
              7.875%, 10/01/2004
   2,500,000  MTA, New York, Service                                  2,611,375
              Contract, Series B,
              5.00%, 07/01/2005
   1,020,000  New York State Dormitory                                1,074,172
              Authority, City University,
              Series A,
              5.70%, 07/01/2005
   1,780,000  New York State Dormitory                                1,874,536
              Authority, City University,
              Series D,
              5.70%, 07/01/2005
   4,085,000  MTA, New York, Service                                  4,403,998
              Contract, Series B,
              5.25%, 07/01/2006
   4,240,000  New York State Dormitory                                4,574,875
              Authority, City University
              System Revenue, Consolidated
              5th General Series A,
              5.00%, 01/01/2007
   2,000,000  New York State Dormitory                                2,159,040
              Authority, Mental Health
              Services Facilities, Series D-1,
              5.00%, 02/15/2007
  14,600,000  Tobacco Settlement Financing                           15,806,690
              Corp., New York Tobacco
              Settlement Asset-Backed,
              Series A-1,
              5.00%, 06/01/2007
   1,015,000  New York State Dormitory                                1,114,470
              Authority, Revenue, Unrefunded
              Balance, City University,
              Series 2,
              5.75%, 07/01/2007
   5,440,000  New York State Dormitory                                5,997,219
              Authority, City University
              System Revenue, Consolidated
              5th General Series A,
              5.25%, 01/01/2008
   3,770,000  New York State Dormitory                                4,119,102
              Authority, Mental Health
              Services Facilities, Series C-1,
              5.00%, 02/15/2008
   3,775,000  New York State Dormitory                                4,157,068
              Authority, Mental Health
              Services Facilities, Series C-1,
              5.00%, 02/15/2009
   2,000,000  New York State Dormitory                                2,202,420
              Authority, Mental Health
              Services Facilities, Series D-1,
              5.00%, 02/15/2009
   1,500,000  New York State Dormitory                                1,672,500
              Authority Revenue, Mental
              Health Services Facilities,
              Series A,
              5.70%, 02/15/2009
   1,505,000  New York State Dormitory                                1,766,840
              Authority, Mental Health
              Services Facilities
              Improvement, Series B,
              6.50%, 02/15/2009
   1,605,000  New York State Housing Finance                          1,781,839
              Agency, Service Contract
              Revenue, Refunding, Series K,
              5.00%, 03/15/2009
   4,780,000  New York State Thruway                                  5,306,660
              Authority, Local Highway &
              Bridge Service Contract,
              Series A,
              5.00%, 03/15/2009
   3,485,000  Tobacco Settlement Financing                            3,840,017
              Corp., New York, Tobacco
              Settlement Asset Backed,
              Series A-1,
              5.00%, 06/01/2009
   1,125,000  New York State Dormitory                                1,283,906
              Authority, City University,
              Series A,
              5.75%, 07/01/2009
   2,825,000  New York State Dormitory                                3,113,743
              Authority, Mental Health
              Services Facilities, Series C-1,
              5.00%, 02/15/2010
   1,490,000  Triborough Bridge & Tunnel                              1,743,970
              Authority, New York,
              Convention Center, Series E,
              6.00%, 01/01/2011
   3,440,000  New York State Thruway                                  3,934,294
              Authority, Local Highway &
              Bridge Service Contract Revenue,
              5.50%, 04/01/2011
   9,700,000  Tobacco Settlement Financing                           10,186,746
              Corp., New York, Tobacco
              Settlement Asset-Backed,
              Series A-1,
              5.00%, 06/01/2011
   1,000,000  New York State Dormitory                                1,105,740
              Authority, Westchester County
              Court Facilities, AMBAC Surety,
              5.125%, 08/01/2012
   1,115,000  New York State Dormitory                                1,236,468
              Authority, Westchester County
              Court Facilities, AMBAC Surety,
              5.25%, 08/01/2013


62   Sanford C. Bernstein Fund, Inc. -- 2004 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$ 16,465,000  Tobacco Settlement Financing                       $   17,875,886
              Corp., New York, Tobacco
              Settlement Asset-Backed Series C-1,
              5.50%, 06/01/2014
   5,715,000  Yonkers Industrial Development                          6,102,763
              Agency, New York, Civic
              Facilities Revenue, Community
              Development Properties, Series A,
              6.25%, 02/01/2016
   2,090,000  New York State Dormitory                                2,294,945
              Authority, Westchester County
              Court Facilities, AMBAC Surety,
              5.25%, 08/01/2017
   9,760,000  New York State Urban                                   10,878,106
              Development Corp.,
              Correctional & Youth
              Facilities Services, Series A,
              5.25%, 01/01/2021
   4,750,000  New York State Dormitory                                5,311,070
              Authority, State University,
              5.25%, 11/15/2023
              (Note D, p. 68)
                                                                 ---------------
Total Tax Lease (Cost $126,099,825)                                 129,630,784
                                                                 ---------------
Special Tax: 10.92%
   2,530,000  Municipal Assistance Corp.,                             2,560,309
              New York, Series J,
              6.00%, 07/01/2004
   7,355,000  Municipal Assistance Corp.,                             7,789,607
              New York, Series E,
              6.00%, 07/01/2005
   2,645,000  South Tahoe, Joint Powers                               2,662,192
              Financing Authority,
              California Bond Anticipation
              Notes, Redevelopment Project 1-B,
              3.50%, 10/01/2005
   1,050,000  Puerto Rico Commonwealth,                               1,123,616
              Highway & Transportation
              Authority, Highway Revenue,
              Series AA,
              5.00%, 07/01/2006
   1,000,000  New York City Transitional                              1,084,280
              Finance Authority, Refunding,
              Future Tax Secured, Series A,
              5.00%, 11/01/2006
   2,835,000  Fishhawk Community Development                          2,880,162
              District No. 2, Florida,
              Special Assessment Revenue,
              Series B,
              5.00%, 11/01/2007
   1,800,000  Reunion East Community                                  1,817,424
              Development District, Florida,
              Special Assessment,
              5.20%, 11/01/2007
   1,800,000  Meadow Pointe III Community                             1,832,148
              Development District, Florida,
              Capital Improvement, Series B,
              5.25%, 11/01/2007
   1,500,000  Vizcaya Community Development                           1,517,400
              District, Florida, Special
              Assessment, Series B,
              5.40%, 11/01/2007
   3,035,000  New York State Local                                    3,397,167
              Government Assistance Corp.,
              Series A,
              6.00%, 04/01/2008
   3,300,000  Village Community Development                           3,332,538
              District No. 5, Florida,
              Special Assessment Revenue,
              Series B,
              5.00%, 05/01/2008
   1,400,000  New York City Transitional                              1,558,704
              Finance Authority, Future Tax
              Secured Series C,
              5.00%, 02/01/2009
   5,810,000  New York City Transitional                              6,473,618
              Finance Authority, Series C,
              5.00%, 02/15/2009
   1,000,000  Middle Village Community                                1,004,670
              Development District, Florida,
              Special Assessment, Series B,
              5.00%, 05/01/2009
   2,945,000  Clark County, Special                                   2,976,541
              Improvement District No. 142, Nevada,
              4.75%, 08/01/2009
  10,000,000  New York City Transitional                             11,242,800
              Finance Authority, Future Tax
              Secured Subseries D-1,
              5.00%, 11/01/2009
   1,060,000  North Las Vegas, Nevada, Local                          1,086,140
              Improvement District No.
              60-Aliante,
              5.00%, 12/01/2009
   2,060,000  Gateway Services Community                              2,096,462
              Development District, Florida,
              Special Sun City Center Fort
              Meyers Project B,
              5.50%, 05/01/2010
   7,800,000  New York City Transitional                              8,773,596
              Finance Authority, Future Tax
              Secured Subseries D-1,
              5.00%, 11/01/2010
   1,000,000  Sterling Hill Community                                 1,013,920
              Development District, Florida,
              Capital Improvement Revenue,
              Series B,
              5.50%, 11/01/2010
   1,000,000  North Las Vegas, Nevada, Local                          1,028,180
              Improvement District No.
              60-Aliante,
              5.25%, 12/01/2010


                        Schedule of Investments -- Municipal Bond Portfolios  63

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  1,300,000  Concorde Estates Community                         $    1,286,233
              Development District, Florida,
              Capital Improvement Revenue,
              Series B,
              5.00%, 05/01/2011
   2,435,000  New York City Transitional                              2,759,878
              Finance Authority, Future Tax
              Secured, Series C,
              5.25%, 02/01/2012
   3,185,000  Venetian Community Development                          3,325,777
              District, Florida, Capital
              Improvement Revenue, Series B,
              5.95%, 05/01/2012
   4,940,000  New York City Transitional                              5,611,148
              Finance Authority, Future Tax
              Secured, Series C,
              5.25%, 02/01/2013
   2,400,000  Fiddlers Creek Community                                2,437,152
              Development District No. 2,
              Florida, Special Assessment
              Revenue, Series B,
              5.75%, 05/01/2013
   1,890,000  New York City Transitional                              2,073,084
              Finance Authority, Future Tax
              Secured, Series C,
              5.25%, 05/01/2015
   1,185,000  New York City Transitional                              1,292,930
              Finance Authority, Future Tax
              Secured, Series B,
              5.125%, 11/01/2015
   8,370,000  New York City Transitional                              9,449,144
              Finance Authority, Future Tax
              Secured, Series B,
              5.50%, 02/01/2017
   1,000,000  New York City Transitional                              1,093,700
              Finance Authority, Revenue,
              Future Tax Secured, Series A,
              5.25%, 05/01/2017
   3,200,000  New York City Transitional                              3,518,208
              Finance Authority, Revenue,
              Future Tax Secured, Series A,
              5.375%, 02/15/2018
   1,750,000  Celebrate Community                                     1,777,790
              Development Authority, Special
              Assessment Revenue, North
              Virginia Project, Series B,
              6.25%, 03/01/2018
   2,615,000  New York State Housing Finance                          2,823,991
              Agency, State Personal Income
              Tax Revenue, Economic
              Development & Housing, Series A,
              5.25%, 03/15/2020
   5,125,000  New York State Dormitory                                5,570,055
              Authority, State Personal
              Income Tax Revenue, Education,
              Series A,
              5.375%, 03/15/2021
   2,825,000  New York State Housing Finance                          3,033,315
              Agency, State Personal Income
              Tax Revenue, Economic
              Development & Housing, Series A,
              5.25%, 09/15/2021
   6,320,000  New York City Transitional                              6,933,040
              Finance Authority, Future Tax
              Secured, Series A,
              5.375%, 11/15/2021
   1,810,000  Beacon Tradeport Community                              1,900,029
              Development District, Florida,
              Special Assessment Industrial
              Project, Series B,
              7.125%, 05/01/2022
   3,595,000  New York City Transitional                              3,705,978
              Finance Authority, Future Tax
              Secured Revenue, Series C,
              5.00%, 05/01/2026
  11,255,000  New York City Transitional                             12,950,566
              Finance Authority, Future Tax
              Secured Refunding, Series A,
              5.50%, 11/01/2026
              (Note D, p. 68)
                                                                 ---------------
Total Special Tax (Cost $133,648,426)                               138,793,492
                                                                 ---------------
Total Tax Supported (Cost $352,483,728)                             364,025,255
                                                                 ---------------
================================================================================
REVENUE:                                                                 17.12%
--------------------------------------------------------------------------------
Airport Revenue: 0.10%
   1,000,000  Denver City & County,                                   1,231,740
              Colorado, Airport Revenue,
              Series D, AMT,
              7.75%, 11/15/2013
                                                                 ---------------
Total Airport Revenue (Cost $980,207)                                 1,231,740
                                                                 ---------------
Electric Revenue: 3.53%
   1,270,000  California State Department                             1,418,184
              Water Resources, Power Supply,
              Series A,
              5.50%, 05/01/2008
  20,105,000  California State Department                            22,675,022
              Water Resources, Power Supply,
              Series A,
              5.50%, 05/01/2009
   7,500,000  Long Island Power Authority,                            8,252,700
              New York, Electric System
              Revenue, Series A,
              5.00%, 06/01/2009
   2,415,000  North Carolina Eastern                                  2,651,090
              Municipal Power Agency, Power
              System Refunding, Series D,
              5.375%, 01/01/2010
   2,680,000  New York State Power                                    2,680,107
              Authority, Revenue & General
              Purpose,
              0.95%, 03/01/2016
              (Note D, p. 68)


64   Sanford C. Bernstein Fund, Inc. -- 2004 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  2,235,000  North Carolina Eastern                             $    2,383,181
              Municipal Power Agency, Power
              System Refunding, Series C,
              5.375%, 01/01/2017
   1,875,000  New York State Power                                    1,874,700
              Authority, Revenue & General
              Purpose,
              0.95%, 03/01/2020
              (Note D, p. 68)
   2,680,000  New York State Power                                    2,853,396
              Authority, Revenue, Series A,
              5.00%, 11/15/2020
                                                                 ---------------
Total Electric Revenue (Cost $42,928,885)                            44,788,380
                                                                 ---------------
Health Care Revenue: 0.76%
   1,305,000  New York State Dormitory                                1,393,205
              Authority, Kateri Residence,
              4.00%, 07/01/2007
     815,000  Nassau County Industrial                                  905,767
              Development Agency, New York,
              North Shore Health System
              Project, Series C,
              5.625%, 11/01/2010
     465,000  New York State Medical Care                               483,953
              Facilities Finance Agency,
              Hospital & Nursing Home
              Insured Mortgage, Series A, FHA,
              6.125%, 02/15/2014
   6,905,000  California Statewide Community                          6,898,855
              Development Authority Revenue,
              Kaiser Permanente, Series F,
              2.30%, 04/01/2033
              (Note D, p. 68)
                                                                 ---------------
Total Health Care Revenue (Cost $9,543,445)                           9,681,780
                                                                 ---------------
Higher Education Revenue: 0.55%
   1,000,000  New York State Dormitory                                1,093,010
              Authority, Columbia University,
              5.625%, 07/01/2006
   1,290,000  New York State Dormitory                                1,452,617
              Authority, Columbia University,
              5.75%, 07/01/2007
   2,120,000  New York City Industrial                                1,992,206
              Development Agency, Civic
              Facilities Revenue,
              Polytechnic University Project,
              5.75%, 11/01/2011
   1,655,000  New York City Industrial                                1,535,294
              Development Agency, Civic
              Facilities Revenue,
              Polytechnic University Project,
              5.75%, 11/01/2012
   1,045,000  New York City Industrial                                  931,179
              Development Agency, Civic
              Facilities Revenue,
              Polytechnic University Project,
              6.00%, 11/01/2020
                                                                 ---------------
Total Higher Education Revenue
(Cost $7,145,187)                                                     7,004,306
                                                                 ---------------
Tobacco Revenue: 1.87%
   1,470,000  Erie County, New York, Tobacco                          1,501,958
              Settlement Asset-Backed,
              Senior Class A,
              6.00%, 07/15/2020
   1,450,000  New York Counties Tobacco                               1,468,415
              Trust I,
              5.80%, 06/01/2023
   9,160,000  Tobacco Settlement Financing                            8,806,607
              Corp., Rhode Island, Tobacco
              Settlement Asset-Backed,
              Series A,
              6.00%, 06/01/2023
     875,000  Rensselaer Tobacco Asset                                  868,324
              Securitization Corp., New
              York, Tobacco Settlement,
              Asset-Backed, Series A,
              5.20%, 06/01/2025
   9,795,000  Badger Tobacco Asset                                    9,493,902
              Securitization Corp.,
              Wisconsin, Tobacco Settlement
              Asset-Backed,
              6.125%, 06/01/2027
   1,775,000  Tobacco Settlement Financing                            1,651,300
              Corp., New Jersey Tobacco
              Settlement Asset-Backed,
              5.75%, 06/01/2032
                                                                 ---------------
Total Tobacco Revenue
(Cost $24,089,898)                                                   23,790,506
                                                                 ---------------
Toll/Transit Revenue: 3.02%
   1,825,000  MTA, New York, Revenue,                                 1,869,877
              Series B,
              3.00%, 11/15/2005
   1,000,000  MTA, New York, Revenue,                                 1,095,820
              Refunding Transportation,
              Series E,
              5.50%, 11/15/2006
  21,700,000  Triborough Bridge & Tunnel                             24,012,569
              Authority, New York, Series B,
              5.00%, 11/15/2007
   4,450,000  New York State Bridge                                   4,795,587
              Authority, Revenue,
              5.00%, 01/01/2017
   5,025,000  Triborough Bridge & Tunnel                              5,516,344
              Authority, New York, Toll
              Revenue, Series A,
              5.25%, 01/01/2017


                        Schedule of Investments -- Municipal Bond Portfolios  65

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  1,000,000  Triborough Bridge & Tunnel                         $    1,059,100
              Authority, New York, Revenue,
              Series A,
              5.00%, 01/01/2020
                                                                 ---------------
Total Toll/Transit Revenue (Cost $37,084,908)                        38,349,297
                                                                 ---------------
Water/Sewer Revenue: 4.66%
   1,255,000  New York State Environmental                            1,272,093
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue,
              State Revolving Fund, Series 92-B,
              6.25%, 09/15/2005
   1,255,000  New York State Environmental                            1,272,168
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue,
              State Revolving Fund, Series 92-B,
              6.35%, 09/15/2006
      15,000  New York State Environmental                               15,434
              Facilities Corp., State Water
              Revolving Fund, New York City
              Municipal Water Refunding,
              Series A,
              5.75%, 06/15/2007
   2,975,000  New York State Environmental                            3,157,397
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue,
              State Revolving Fund, Series 95-A,
              5.20%, 05/15/2008
   3,085,000  New York State Environmental                            3,280,034
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue,
              State Revolving Fund, Series 95-A,
              5.30%, 05/15/2009
   4,600,000  New York State Environmental                            5,163,914
              Facilities Corp., State
              Revolving Funds, Municipal
              Water Project, Series K,
              5.00%, 06/15/2009
     780,000  New York State Environmental                              829,538
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue,
              State Revolving Fund, Series 95-A,
              5.40%, 05/15/2010
   1,730,000  New York State Environmental                            1,875,631
              Facilities Corp., Pollution
              Control Revenue, Unrefunded
              State Water Revolving Fund,
              Series A,
              4.95%, 06/15/2010
   1,395,000  New York City Municipal Water                           1,642,850
              Finance Authority, New York,
              Series A,
              6.00%, 06/15/2010
   8,280,000  New York State Environmental                            9,327,006
              Facilities Corp., State
              Refunding Revolving Funds,
              Municipal Water Project,
              Series K,
              5.00%, 06/15/2011
   1,000,000  New York City Municipal Water                           1,139,720
              Finance Authority, Refunding,
              Series A,
              5.25%, 06/15/2011
     745,000  New York State Environmental                              875,077
              Facilities Corp., New York
              City Municipal Water Finance
              Authority Refunding, Series A,
              5.75%, 06/15/2011
   5,000,000  New York City Municipal Water                           5,605,700
              Finance Authority, New York
              Water & Sewer System Revenue
              Series D,
              5.00%, 06/15/2012
     100,000  New York State Environmental                              100,570
              Facilities Corp., Pollution
              Control Revenue, New York City
              Municipal Water Finance
              Authority, Series 90-A,
              7.50%, 06/15/2012
     225,000  New York State Environmental                              241,292
              Facilities Corp., Pollution
              Control Revenue, Unrefunded
              State Water Revolving Fund,
              Series A,
              5.20%, 12/15/2015
   2,320,000  New York City Municipal Water                           2,640,322
              Finance Authority, New York
              Water & Sewer System Revenue,
              Refunding Series D,
              5.50%, 06/15/2017
   1,200,000  New York State Environmental                            1,275,852
              Facilities Corp., Clean Water
              & Drinking Revolving Funds,
              Municipal Water Finance,
              Series 01-D,
              5.00%, 06/15/2018
   1,485,000  New York State Environmental                            1,636,292
              Facilities Corp., Clean Water
              & Drinking Revolving Funds,
              Pooled Funding Program, Series B,
              5.375%, 11/15/2018
   1,250,000  New York State Environmental                            1,336,275
              Facilities Corp., Clean Water
              & Drinking Revolving Funds,
              Municipal Water Finance,
              Series 01-D,
              5.00%, 06/15/2019


66   Sanford C. Bernstein Fund, Inc. -- 2004 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  2,310,000  New York State Environmental                       $    2,479,924
              Facilities Corp., State
              Revolving Funds, Municipal
              Water Project, Series J,
              5.00%, 06/15/2019
   5,025,000  New York City Municipal Water                           5,439,110
              Finance Authority, New York
              Water & Sewer System Revenue,
              Refunding Series 01-D,
              5.125%, 06/15/2019
   1,255,000  New York State Environmental                            1,354,747
              Facilities Corp., Clean Water
              & Drinking Prerefunded
              Revolving Funds, Series D,
              5.15%, 10/15/2019
   1,935,000  New York State Environmental                            2,125,927
              Facilities Corp., Clean Water
              & Drinking Revolving Funds,
              Pooled Funding Program, Series F,
              5.25%, 11/15/2019
   4,560,000  New York State Environmental                            5,167,346
              Facilities Corp., State
              Unrefunded Balance Revolving
              Funds, Series B,
              5.875%, 07/15/2020
                                                                 ---------------
Total Water/Sewer Revenue (Cost $56,403,708)                         59,254,219
                                                                 ---------------
Miscellaneous Revenue: 0.14%
   1,785,000  Broad Street Community                                  1,827,519
              Development Authority, Virginia,
              7.125%, 06/01/2015
                                                                 ---------------
Total Miscellaneous Revenue (Cost $1,785,000)                         1,827,519
                                                                 ---------------
Industrial Development/Pollution Control
Revenue: 2.49%
   1,495,000  New York City Industrial                                1,526,231
              Development Agency, Special
              Facilities Revenue, Terminal
              One Group Association Limited
              Partnership Project, AMT,
              6.00%, 01/01/2007
   4,910,000  Louisa Industrial Development                           5,286,302
              Authority, Virginia, Pollution
              Control Revenue, Virginia
              Electric & Power Co.,
              5.25%, 12/01/2008
              (Note D, p. 68)
   4,800,000  New York State Environmental                            4,808,448
              Facilities Corp., Solid Waste
              Disposal Revenue Waste
              Management Project, Series A,
              4.00%, 05/01/2012
              (Note D, p. 68)
   2,150,000  Putnam County, West Virginia                            2,163,803
              Pollution Control Revenue,
              Appalachian Power Co. Project,
              Series E,
              2.80%, 05/01/2019
              (Note D, p. 68)
   4,750,000  Pope County, Arkansas, Entergy                          4,848,705
              Arkansas, Inc. Project,
              5.05%, 09/01/2028
              (Note D, p. 68)
   5,755,000  Maricopa County, Arizona                                5,755,000
              Pollution Control Revenue,
              Arizona Public Service Co.
              Project, Series D,
              1.75%, 05/01/2029
              (Note D, p. 68)
   1,000,000  Beaver County Industrial                                1,016,180
              Development Authority,
              Pennsylvania, Pollution
              Control Revenue, Cleveland
              Electric Project,
              3.75%, 10/01/2030
              (Note D, p. 68)
   5,080,000  Ohio State Air Quality                                  5,162,194
              Development Authority Revenue,
              Cleveland Pollution Control,
              Series B,
              3.75%, 10/01/2030
              (Note D, p. 68)
   1,100,000  Maricopa County Industrial                              1,123,353
              Development Authority,
              Arizona, Solid Waste Disposal
              Revenue, Waste Management,
              Inc., Project,
              4.80%, 12/01/2031
              (Note D, p. 68)
                                                                 ---------------
Total Industrial Development/Pollution
Control Revenue (Cost $31,073,469)                                   31,690,216
                                                                 ---------------
Total Revenue (Cost $211,034,707)                                   217,617,963
                                                                 ---------------
================================================================================
ASSET-BACKED SECURITIES:                                                  1.48%
--------------------------------------------------------------------------------
Housing: 1.48%
   7,655,000  New York City Housing                                   7,665,334
              Development Corp., Multifamily
              Housing Revenue, Series E1,
              2.75%, 11/01/2007
   7,045,000  New York State Mortgage                                 7,428,600
              Agency, AMT Homeowner
              Mortgage, Revenue, Series 99,
              4.50%, 04/01/2023
   2,105,000  New York State Dormitory                                2,112,199
              Authority, Highland Community
              Development Corp., Revenue,
              Series B,
              5.50%, 07/01/2023


                        Schedule of Investments -- Municipal Bond Portfolios  67

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
   1,520,000  New York State Mortgage                            $    1,557,590
              Agency, AMT Homeowner
              Mortgage, Revenue, Series 69,
              5.50%, 10/01/2028
                                                                 ---------------
Total Housing (Cost $18,340,401)                                     18,763,723
                                                                 ---------------
Total Asset-Backed Securities
(Cost $18,340,401)                                                   18,763,723
                                                                 ---------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments
(Cost $1,208,553,839)                              99.50%        $1,264,432,203
(Note E, below)
Cash and Other Assets,
Less Liabilities                                    0.50              6,355,083
                                                  -------        ---------------
Net Assets                                        100.00%        $1,270,787,286
                                                  =======        ===============

================================================================================
SHORT FUTURES CONTRACT
--------------------------------------------------------------------------------
                                                 Contract           Unrealized
Contracts    Description                          Amount           Depreciation
--------------------------------------------------------------------------------

15           Interest Rate                      $1,695,000       $       (4,688)
             Swap 10 Yr. Future
             June 2004
                                                                 ---------------
Total Short Futures Contract                                     $       (4,688)
                                                                 ---------------

======================================================================================
INTEREST RATE SWAPS
----------------------------------------------------------------------------------------------
Notional                           Rate                                            Unrealized
Amount          Description      Received            Rate Paid  Termination Date   Gain/(Loss)
----------------------------------------------------------------------------------------------
$  7,000,000    BMA Interest          2.62%          Variable*     11/01/2004      $ 128,813
                Rate Swap
  62,400,000    Interest            85.10% of        Variable*     02/03/2006        (38,341)
                Rate Swap        1 Month LIBOR+
   7,000,000    BMA Interest          2.31           Variable*     11/01/2006         32,952
                Rate Swap
   5,000,000    BMA Interest          2.78           Variable*     10/01/2008        119,383
                Rate Swap
   7,000,000    BMA Interest        Variable*          4.03%       11/01/2011       (552,669)
                Rate Swap
   5,000,000    BMA Interest        Variable*          3.47%       06/15/2012       (150,219)
                Rate Swap
                                                                                   ----------
Total Interest Rate Swaps                                                          $(460,081)
                                                                                   ----------

*Variable interest based on the BMA (Bond Market Association) Municipal Swap
 Index, which fluctuates weekly.

+Interest based on LIBOR (London Interbank Offered Rate).

--------------------------------------------------------------------------------
(A) Represents entire or partial position segregated as collateral for interest rate swaps.
(B)   When-issued security.
(C) Represents entire or partial position segregated as collateral for initial margin requirement on open futures contract.
(D) Variable rate coupon, rate shown as of March 31, 2004. (E) At March 31, 2004, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $57,183,193 and gross unrealized depreciation of investments was $1,304,829, resulting in net unrealized appreciation of $55,878,364.

--------------------------------------------------------------------------------
      Explanation of abbreviations:

      ACA--American Capital Access
      AMBAC--American Municipal Bond Assurance Corporation
      AMT--Subject to Alternative Minimum Tax
      FGIC--Financial Guaranty Insurance Company
      FHA--Federal Housing Administration
      FSA--Financial Security Assurance, Inc.
      IBC--International Bancshares Corporation
      MBIA--Municipal Bond Investors Assurance Corporation
      MTA--Metropolitan Transportation Authority
      XLCA--XL Capital Assurance, Inc.

See Notes to Financial Statements.


68   Sanford C. Bernstein Fund, Inc. -- 2004 Annual Report

                      This page intentionally left blank.

SCBMFSEMIANNMU0304

ITEM 2. CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On April 22, 2004 the Fund adopted written procedures by which shareholders may recommend nominees to the Fund's Board of Directors.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

      Exhibit No.       DESCRIPTION OF EXHIBIT

      11(b)(1)          Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

      11(b)(2)          Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

      11(c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund, Inc.

By:   /s/Roger Hertog
      Roger Hertog
      President

Date: May 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/Roger Hertog
      Roger Hertog
      President

Date: May 26, 2004

By:   /s/Mark D. Gersten
      -------------------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: May 26, 2004